UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Growth & Income Portfolio Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.(a)	3.5	3.3
JPMorgan Chase & Co.(a)	3.5	3.5
Apple, Inc.(a)	3.2	2.7
Bank of America Corp.(a)	3.2	2.7
General Electric Co.	2.6	3.0
Citigroup, Inc.(a)	2.5	2.3
Comcast Corp. Class A(a)	2.0	1.8
Chevron Corp.	1.9	2.3
Procter & Gamble Co.	1.7	1.8
Alphabet, Inc. Class A	1.7	1.7
	25.8

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	21.2
Information Technology	16.8	20.7
Energy	13.0	12.0
Health Care	12.7	14.2
Industrials	11.9	12.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *,**
Stocks	96.9%
Convertible Securities	1.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 9.7%

 ** Written options - (0.1)%

As of July 31, 2016 *,**
Stocks	98.4%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.7%

 ** Written options - (0.1)%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
Gentex Corp.		332,100	$6,938
Automobiles - 0.1%
General Motors Co.		170,100	6,227
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		37,800	2,364
Dunkin' Brands Group, Inc.		133,600	6,930
Las Vegas Sands Corp.		161,800	8,507
Wingstop, Inc.		125,500	3,573
Yum! Brands, Inc.		51,444	3,371
			24,745
Leisure Products - 0.1%
NJOY, Inc. (a)(b)		671,364	0
Polaris Industries, Inc. (c)		119,400	10,038
			10,038
Media - 5.1%
AMC Networks, Inc. Class A (a)		69,000	3,957
Comcast Corp. Class A (d)		1,914,900	144,422
Scripps Networks Interactive, Inc. Class A		479,089	36,487
Sinclair Broadcast Group, Inc. Class A		383,661	12,949
The Walt Disney Co.		291,100	32,210
Time Warner, Inc. (d)		1,006,417	97,471
Viacom, Inc. Class B (non-vtg.)		731,200	30,813
			358,309
Multiline Retail - 1.0%
Dollar General Corp.		48,900	3,610
Target Corp.		1,017,675	65,620
			69,230
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.		60,500	2,441
Foot Locker, Inc.		235,700	16,155
L Brands, Inc.		294,500	17,732
Lowe's Companies, Inc.		808,579	59,091
TJX Companies, Inc.		98,000	7,342
			102,761
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.		47,100	4,165
VF Corp.		76,500	3,938
			8,103

TOTAL CONSUMER DISCRETIONARY			586,351

CONSUMER STAPLES - 7.1%
Beverages - 2.5%
Coca-Cola European Partners PLC		61,200	2,113
Cott Corp.		125,500	1,332
Diageo PLC		855,326	23,759
Dr. Pepper Snapple Group, Inc.		138,800	12,659
Molson Coors Brewing Co. Class B		393,100	37,942
PepsiCo, Inc.		167,614	17,395
The Coca-Cola Co.		1,880,803	78,185
			173,385
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (d)		103,800	17,018
CVS Health Corp.		693,704	54,671
Kroger Co.		696,000	23,636
Whole Foods Market, Inc.		95,900	2,898
			98,223
Food Products - 0.6%
B&G Foods, Inc. Class A		220,300	9,770
Hostess Brands, Inc. Class A (a)		622,200	8,891
Mead Johnson Nutrition Co. Class A		297,000	20,927
			39,588
Household Products - 1.7%
Procter & Gamble Co.		1,383,915	121,231
Personal Products - 0.1%
Edgewell Personal Care Co. (a)		99,800	7,868
Tobacco - 0.8%
Altria Group, Inc.		553,600	39,405
Reynolds American, Inc.		301,400	18,123
			57,528

TOTAL CONSUMER STAPLES			497,823

ENERGY - 12.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.		326,500	20,596
National Oilwell Varco, Inc.		644,400	24,365
Oceaneering International, Inc.		654,000	18,214
Schlumberger Ltd.		85,832	7,185
			70,360
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.		229,700	15,971
Apache Corp.		1,126,868	67,409
Cabot Oil & Gas Corp.		697,200	14,976
Cenovus Energy, Inc.		2,563,400	34,986
Chevron Corp.		1,181,596	131,571
ConocoPhillips Co.		2,382,200	116,156
Golar LNG Ltd.		588,500	15,219
Imperial Oil Ltd.		1,470,300	48,338
Kinder Morgan, Inc. (d)		3,220,500	71,946
Legacy Reserves LP (a)		1,099,168	2,583
MPLX LP		84,947	3,215
Plains All American Pipeline LP		43,100	1,353
PrairieSky Royalty Ltd.		681,073	15,964
Suncor Energy, Inc.		3,598,550	111,614
Teekay LNG Partners LP		477,300	8,687
The Williams Companies, Inc.		3,572,272	103,024
Williams Partners LP		1,485,985	60,985
			823,997

TOTAL ENERGY			894,357

FINANCIALS - 22.7%
Banks - 15.4%
Bank of America Corp. (d)		9,834,156	222,645
Citigroup, Inc. (d)		3,213,030	179,383
Comerica, Inc.		418,800	28,282
Cullen/Frost Bankers, Inc.		35,900	3,209
JPMorgan Chase & Co. (d)		2,883,092	243,996
Lloyds Banking Group PLC		1,623,900	1,332
M&T Bank Corp.		264,700	43,032
PNC Financial Services Group, Inc.		461,554	55,599
Regions Financial Corp. (d)		2,674,900	38,545
SunTrust Banks, Inc.		1,334,866	75,847
U.S. Bancorp		1,487,273	78,305
Wells Fargo & Co.		2,115,441	119,163
			1,089,338
Capital Markets - 6.5%
Apollo Global Management LLC Class A		618,000	13,126
CBOE Holdings, Inc.		263,500	20,980
Charles Schwab Corp.		1,062,643	43,823
Federated Investors, Inc. Class B (non-vtg.)		60,100	1,563
Goldman Sachs Group, Inc.		41,400	9,494
KKR & Co. LP		2,349,043	40,779
Morgan Stanley		1,173,397	49,858
Northern Trust Corp.		831,164	68,953
Oaktree Capital Group LLC Class A		271,200	11,445
S&P Global, Inc.		191,200	22,978
State Street Corp.		1,535,227	116,984
The Blackstone Group LP		1,862,900	57,061
			457,044
Insurance - 0.5%
Marsh & McLennan Companies, Inc.		368,407	25,059
MetLife, Inc.		136,839	7,445
Principal Financial Group, Inc.		37,313	2,130
			34,634
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)		79,277	844
Radian Group, Inc.		1,063,668	19,571
			20,415

TOTAL FINANCIALS			1,601,431

HEALTH CARE - 11.8%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)		257,100	33,598
Amgen, Inc.		305,303	47,835
Biogen, Inc. (a)		116,600	32,326
Gilead Sciences, Inc.		392,100	28,408
Grifols SA		201,100	4,303
Intercept Pharmaceuticals, Inc. (a)		45,126	4,953
Shire PLC sponsored ADR		110,200	18,493
Vertex Pharmaceuticals, Inc. (a)		94,800	8,140
			178,056
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories		577,504	24,122
Becton, Dickinson & Co.		22,100	3,918
Boston Scientific Corp. (a)		148,600	3,575
Medtronic PLC		869,230	66,079
Meridian Bioscience, Inc.		131,100	1,717
Zimmer Biomet Holdings, Inc.		256,610	30,365
			129,776
Health Care Providers & Services - 1.7%
Anthem, Inc.		211,400	32,585
Cigna Corp.		257,800	37,696
McKesson Corp.		263,887	36,720
Patterson Companies, Inc. (c)		344,670	14,342
			121,343
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.		624,900	30,601
Pharmaceuticals - 5.2%
Allergan PLC		38,900	8,515
AstraZeneca PLC sponsored ADR		643,200	17,514
Bayer AG		46,300	5,143
Bristol-Myers Squibb Co.		874,400	42,986
GlaxoSmithKline PLC sponsored ADR		2,460,222	96,711
Innoviva, Inc. (a)		273,800	2,902
Johnson & Johnson		1,008,869	114,254
Novartis AG sponsored ADR		27,544	2,036
Sanofi SA		250,497	20,134
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,737,620	58,089
			368,284

TOTAL HEALTH CARE			828,060

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.		103,900	18,814
Meggitt PLC		245,568	1,291
Rolls-Royce Holdings PLC		1,190,900	10,031
The Boeing Co. (d)		345,689	56,492
United Technologies Corp.		629,482	69,035
			155,663
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.		309,800	23,563
Expeditors International of Washington, Inc.		249,300	12,984
United Parcel Service, Inc. Class B (d)		552,804	60,328
			96,875
Airlines - 0.2%
Copa Holdings SA Class A		118,654	11,568
Commercial Services & Supplies - 0.1%
Aggreko PLC		125,100	1,585
KAR Auction Services, Inc.		186,900	8,513
			10,098
Construction & Engineering - 0.1%
Fluor Corp.		137,500	7,631
Electrical Equipment - 0.6%
Acuity Brands, Inc.		28,200	5,844
AMETEK, Inc.		324,800	16,597
Hubbell, Inc. Class B		198,639	24,250
			46,691
Industrial Conglomerates - 2.6%
General Electric Co.		6,121,380	181,805
Machinery - 1.1%
Burckhardt Compression Holding AG (c)		12,950	3,818
Caterpillar, Inc.		3,500	335
Deere & Co. (d)		173,100	18,530
Donaldson Co., Inc.		244,600	10,334
Flowserve Corp.		547,000	26,891
IMI PLC		78,200	1,147
Wabtec Corp.		167,200	14,486
			75,541
Professional Services - 0.4%
Intertrust NV		211,200	3,934
Nielsen Holdings PLC		294,100	12,032
Robert Half International, Inc.		214,900	10,113
			26,079
Road & Rail - 2.4%
CSX Corp. (d)		1,400,220	64,956
J.B. Hunt Transport Services, Inc. (d)		527,340	52,249
Norfolk Southern Corp.		272,199	31,972
Union Pacific Corp.		187,900	20,026
			169,203
Trading Companies & Distributors - 0.6%
Fastenal Co.		171,300	8,510
Howden Joinery Group PLC		106,700	507
W.W. Grainger, Inc. (c)		31,900	8,057
Watsco, Inc.		163,992	25,048
			42,122

TOTAL INDUSTRIALS			823,276

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.		3,517,652	108,062
Electronic Equipment & Components - 0.0%
Philips Lighting NV		55,800	1,435
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A (a)		147,107	120,656
Class C (a)		118,336	94,289
			214,945
IT Services - 3.4%
First Data Corp. Class A (a)		593,810	9,109
MasterCard, Inc. Class A (d)		494,200	52,548
Paychex, Inc.		1,053,552	63,519
Sabre Corp.		523,500	12,826
Unisys Corp. (a)		1,179,347	15,155
Visa, Inc. Class A		1,054,784	87,241
			240,398
Semiconductors & Semiconductor Equipment - 1.5%
Qualcomm, Inc.		1,968,946	105,201
Software - 3.7%
Microsoft Corp. (d)		3,819,199	246,911
Oracle Corp.		181,253	7,270
SS&C Technologies Holdings, Inc.		307,000	9,864
			264,045
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. (d)		1,857,494	225,407
Western Digital Corp.		319,200	25,450
			250,857

TOTAL INFORMATION TECHNOLOGY			1,184,943

MATERIALS - 3.1%
Chemicals - 2.6%
CF Industries Holdings, Inc.		613,400	21,647
E.I. du Pont de Nemours & Co.		240,746	18,176
Johnson Matthey PLC		16,600	679
LyondellBasell Industries NV Class A		380,600	35,499
Monsanto Co.		466,115	50,485
Olin Corp.		95,000	2,490
Potash Corp. of Saskatchewan, Inc.		1,776,000	33,043
PPG Industries, Inc.		35,400	3,540
W.R. Grace & Co.		231,100	16,024
			181,583
Containers & Packaging - 0.5%
Ball Corp.		65,300	4,980
Graphic Packaging Holding Co.		45,800	573
Packaging Corp. of America		48,300	4,452
WestRock Co.		433,000	23,105
			33,110

TOTAL MATERIALS			214,693

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.		94,800	9,812
Crown Castle International Corp.		275,000	24,153
First Potomac Realty Trust		55,018	563
Omega Healthcare Investors, Inc.		123,500	3,961
Public Storage		70,700	15,201
Sabra Health Care REIT, Inc.		183,900	4,671
			58,361
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.		1,485,574	72,808
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.		1,776,700	63,748
Multi-Utilities - 0.0%
Sempra Energy		400	41

TOTAL UTILITIES			63,789

TOTAL COMMON STOCKS
(Cost $5,862,300)			6,825,892

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00% (a)		178,573	56,072
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		185,300	12,104
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)		41,300	2,775

TOTAL CONVERTIBLE PREFERRED STOCKS			70,951

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		159,385,280	201
TOTAL PREFERRED STOCKS
(Cost $64,847)			71,152
		Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (b)(f)		3,768	2,387
9.5% 4/15/19 pay-in-kind		5,075	2,709
			5,096
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (g)	EUR	6,700	8,109
TOTAL CONVERTIBLE BONDS
(Cost $16,000)			13,205
		Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit(b)(h)
(Cost $12,035)		12,034,966	12,035

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (i)		151,922,371	151,953
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)		19,519,041	19,523
TOTAL MONEY MARKET FUNDS
(Cost $171,477)			171,476
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $6,126,659)			7,093,760
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(45,939)
NET ASSETS - 100%			$7,047,821

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apple, Inc.	3/17/17 - $125.00	1,860	$257	$(273)
Apple, Inc.	4/21/17 - $130.00	1,860	186	(179)
Bank of America Corp.	4/21/17 - $26.00	9,796	235	(147)
Citigroup, Inc.	2/17/17 - $60.00	1,689	201	(17)
Comcast Corp. Class A	4/21/17 - $77.50	2,789	248	(383)
Costco Wholesale Corp.	4/21/17 - $170.00	223	63	(56)
CSX Corp.	5/19/17 - $52.50	1,375	190	(156)
CSX Corp.	5/19/17 - $55.00	2,080	177	(149)
Deere & Co.	3/17/17 - $110.00	1,724	483	(415)
J.B. Hunt Transport Services, Inc.	2/17/17 - $105.00	521	42	(8)
JPMorgan Chase & Co.	2/17/17 - $85.00	3,310	385	(404)
JPMorgan Chase & Co.	3/17/17 - $95.00	2,680	123	(28)
Kinder Morgan, Inc.	3/17/17 - $24.00	6,437	148	(132)
MasterCard, Inc. Class A	4/21/17 - $115.00	483	79	(25)
Microsoft Corp.	4/21/17 - $70.00	5,719	200	(149)
Regions Financial Corp.	2/17/17 - $13.00	6,552	227	(949)
Regions Financial Corp.	2/17/17 - $16.00	3,424	58	(7)
The Boeing Co.	3/17/17 - $170.00	524	51	(64)
Time Warner, Inc.	4/21/17 - $97.50	2,005	411	(480)
Time Warner, Inc.	4/21/17 - $100.00	1,486	163	(217)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	911	129	(85)
United Parcel Service, Inc. Class B	4/21/17 - $120.00	483	57	(11)
TOTAL WRITTEN OPTIONS			$4,113	$(4,334)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,422,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $295,541,000.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,109,000 or 0.1% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 1/6/17	$3,768
NJOY, Inc.	2/14/14	$1,164
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$12,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Fidelity Securities Lending Cash Central Fund	177
Total	$350

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$586,351	$586,351	$--	$--
Consumer Staples	497,823	474,064	23,759	--
Energy	894,357	894,357	--	--
Financials	1,601,431	1,600,099	1,332	--
Health Care	884,132	802,783	81,349	--
Industrials	835,581	825,550	10,031	--
Information Technology	1,184,943	1,184,943	--	--
Materials	214,693	214,693	--	--
Real Estate	58,361	58,361	--	--
Telecommunication Services	72,808	72,808	--	--
Utilities	66,564	66,564	--	--
Corporate Bonds	13,205	--	10,818	2,387
Other	12,035	--	--	12,035
Money Market Funds	171,476	171,476	--	--
Total Investments in Securities:	$7,093,760	$6,952,049	$127,289	$14,422
Derivative Instruments:
Liabilities
Written Options	$(4,334)	$(3,843)	$(491)	$--
Total Liabilities	$(4,334)	$(3,843)	$(491)	$--
Total Derivative Instruments:	$(4,334)	$(3,843)	$(491)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(4,334)
Total Equity Risk	0	(4,334)
Total Value of Derivatives	$0	$(4,334)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,014) — See accompanying schedule: Unaffiliated issuers (cost $5,955,182)	$6,922,284
Fidelity Central Funds (cost $171,477)	171,476
Total Investments (cost $6,126,659)		$7,093,760
Receivable for investments sold		49,122
Receivable for fund shares sold		7,160
Dividends receivable		5,974
Interest receivable		338
Distributions receivable from Fidelity Central Funds		55
Prepaid expenses		10
Other receivables		698
Total assets		7,157,117
Liabilities
Payable for investments purchased	$66,302
Payable for fund shares redeemed	14,780
Accrued management fee	2,640
Written options, at value (premium received $4,113)	4,334
Other affiliated payables	958
Other payables and accrued expenses	765
Collateral on Securities Loaned	19,517
Total liabilities		109,296
Net Assets		$7,047,821
Net Assets consist of:
Paid in capital		$8,128,097
Distributions in excess of net investment income		(23,203)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,023,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		966,836
Net Assets		$7,047,821
Growth and Income:
Net Asset Value, offering price and redemption price per share ($6,171,164 ÷ 185,674 shares)		$33.24
Class K:
Net Asset Value, offering price and redemption price per share ($876,657 ÷ 26,399 shares)		$33.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$73,294
Interest		974
Income from Fidelity Central Funds		350
Total income		74,618
Expenses
Management fee	$14,939
Transfer agent fees	4,965
Accounting and security lending fees	578
Custodian fees and expenses	80
Independent trustees' fees and expenses	14
Appreciation in deferred trustee compensation account	1
Registration fees	78
Audit	45
Legal	12
Miscellaneous	43
Total expenses before reductions	20,755
Expense reductions	(32)	20,723
Net investment income (loss)		53,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	235,438
Fidelity Central Funds	56
Foreign currency transactions	(84)
Written options	2,419
Total net realized gain (loss)		237,829
Change in net unrealized appreciation (depreciation) on: Investment securities	354,164
Assets and liabilities in foreign currencies	(9)
Written options	599
Total change in net unrealized appreciation (depreciation)		354,754
Net gain (loss)		592,583
Net increase (decrease) in net assets resulting from operations		$646,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,895	$130,340
Net realized gain (loss)	237,829	409,570
Change in net unrealized appreciation (depreciation)	354,754	(566,940)
Net increase (decrease) in net assets resulting from operations	646,478	(27,030)
Distributions to shareholders from net investment income	(71,023)	(127,549)
Distributions to shareholders from net realized gain	–	(2,644)
Total distributions	(71,023)	(130,193)
Share transactions - net increase (decrease)	179,296	(973,902)
Total increase (decrease) in net assets	754,751	(1,131,125)
Net Assets
Beginning of period	6,293,070	7,424,195
End of period	$7,047,821	$6,293,070
Other Information
Distributions in excess of net investment income end of period	$(23,203)	$(6,075)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.48	$30.85	$29.02	$25.66	$20.13	$18.58
Income from Investment Operations
Net investment income (loss)A	.25	.59	.55	.51	.46	.36
Net realized and unrealized gain (loss)	2.84	(.37)	1.82B	3.35	5.54	1.55
Total from investment operations	3.09	.22	2.37	3.86	6.00	1.91
Distributions from net investment income	(.33)	(.58)	(.54)	(.50)	(.44)	(.35)
Distributions from net realized gain	–	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.33)	(.59)	(.54)	(.50)C	(.47)	(.36)
Net asset value, end of period	$33.24	$30.48	$30.85	$29.02	$25.66	$20.13
Total ReturnD,E	10.19%	.88%	8.23%B	15.16%	30.15%	10.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.65%	.68%	.71%
Expenses net of fee waivers, if any	.64%H	.64%	.63%	.65%	.68%	.71%
Expenses net of all reductions	.63%H	.64%	.63%	.65%	.67%	.71%
Net investment income (loss)	1.60%H	2.05%	1.83%	1.86%	2.04%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$6,171	$5,529	$6,563	$6,550	$6,060	$4,863
Portfolio turnover rateI	43%H	29%	35%	41%J	49%	62%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.46	$30.82	$29.00	$25.64	$20.12	$18.57
Income from Investment Operations
Net investment income (loss)A	.27	.62	.59	.54	.50	.40
Net realized and unrealized gain (loss)	2.83	(.35)	1.81B	3.36	5.52	1.54
Total from investment operations	3.10	.27	2.40	3.90	6.02	1.94
Distributions from net investment income	(.35)	(.62)	(.58)	(.53)	(.47)	(.38)
Distributions from net realized gain	–	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.35)	(.63)	(.58)	(.54)	(.50)	(.39)
Net asset value, end of period	$33.21	$30.46	$30.82	$29.00	$25.64	$20.12
Total ReturnC,D	10.23%	1.04%	8.34%B	15.32%	30.28%	10.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.52%	.53%	.54%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	1.72%G	2.17%	1.95%	1.99%	2.19%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$877	$765	$862	$960	$1,016	$752
Portfolio turnover rateH	43%G	29%	35%	41%I	49%	62%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,325,950
Gross unrealized depreciation	(369,760)
Net unrealized appreciation (depreciation) on securities	$956,190
Tax cost	$6,137,570

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(2,267,080)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $12,035 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $2,419 and a change in net unrealized appreciation (depreciation) of $599 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	27	$2,399
Options Opened	161	10,941
Options Exercised	(77)	(5,162)
Options Closed	(38)	(3,183)
Options Expired	(15)	(882)
Outstanding at end of period	58	$4,113

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,473,758 and $1,407,139, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,776.16
Class K	189.05
	$4,965

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,244. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177, including $11 from securities loaned to FCM.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Growth and Income	$62,016	$110,877
Class K	9,007	16,672
Total	$71,023	$127,549
From net realized gain
Growth and Income	$–	$2,314
Class K	–	330
Total	$–	$2,644

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Growth and Income
Shares sold	14,055	4,968	$444,577	$141,986
Reinvestment of distributions	1,838	3,798	58,975	107,836
Shares redeemed	(11,575)	(40,154)	(368,138)	(1,140,777)
Net increase (decrease)	4,318	(31,388)	$135,414	$(890,955)
Class K
Shares sold	4,513	3,725	$146,237	$105,617
Reinvestment of distributions	281	599	9,007	17,002
Shares redeemed	(3,495)	(7,177)	(111,362)	(205,566)
Net increase (decrease)	1,299	(2,853)	$43,882	$(82,947)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Growth and Income	.64%
Actual		$1,000.00	$1,101.90	$3.39
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Class K	.52%
Actual		$1,000.00	$1,102.30	$2.76
Hypothetical-C		$1,000.00	$1,022.58	$2.65

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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GAI-K-SANN-0317
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Fidelity® Real Estate Income Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	3.3	3.9
MFA Financial, Inc.	2.5	2.7
Acadia Realty Trust (SBI)	2.5	2.9
Ventas, Inc.	2.0	2.4
Apartment Investment & Management Co. Class A	1.8	1.4
	12.1

Top 5 Bonds as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
RAIT Financial Trust 4% 10/1/33	0.9	0.8
IAS Operating Partnership LP 5% 3/15/18	0.9	0.8
Senior Housing Properties Trust 4.75% 5/1/24	0.8	0.7
RWT Holdings, Inc. 5.625% 11/15/19	0.7	0.8
PennyMac Corp. 5.375% 5/1/20	0.7	0.6
	4.0

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	15.6	17.3
REITs - Health Care	7.7	7.9
REITs - Diversified	6.8	5.2
REITs - Apartments	5.9	5.2
REITs - Shopping Centers	4.1	4.6

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Common Stocks	30.2%
Preferred Stocks	17.3%
Bonds	32.6%
Convertible Securities	6.4%
Other Investments	4.8%
Short-Term Investments and Net Other Assets (Liabilities)	8.7%

 * Foreign investments - 1.6%

As of July 31, 2016*
Common Stocks	32.4%
Preferred Stocks	17.7%
Bonds	31.4%
Convertible Securities	6.5%
Other Investments	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

 * Foreign investments - 1.1%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 30.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$9,346,722
FINANCIALS - 6.4%
Capital Markets - 0.7%
Brookfield Asset Management, Inc. Class A	535,900	18,532,565
Ellington Financial LLC	1,140,284	17,879,653
		36,412,218
Mortgage Real Estate Investment Trusts - 5.7%
AG Mortgage Investment Trust, Inc.	798,000	13,980,960
Altisource Residential Corp. Class B	1,278,786	15,524,462
Anworth Mortgage Asset Corp.	1,148,310	5,890,830
Arbor Realty Trust, Inc.	2,336,394	17,242,588
Chimera Investment Corp.	897,300	15,819,399
CYS Investments, Inc.	305,139	2,309,902
Drive Shack, Inc.	920,981	3,812,861
Dynex Capital, Inc.	1,532,286	10,235,670
Ellington Residential Mortgage REIT	260,000	3,387,800
Five Oaks Investment Corp. (b)	552,602	2,879,056
Great Ajax Corp. (c)	1,430,000	18,604,300
Invesco Mortgage Capital, Inc.	874,600	12,742,922
MFA Financial, Inc.	15,662,522	123,577,299
New Residential Investment Corp.	1,171,700	17,751,255
Two Harbors Investment Corp.	1,715,080	15,041,252
		278,800,556

TOTAL FINANCIALS		315,212,774

REAL ESTATE - 23.6%
Equity Real Estate Investment Trusts (REITs) - 23.4%
Acadia Realty Trust (SBI)	3,879,349	123,518,472
American Tower Corp.	204,900	21,207,150
Apartment Investment & Management Co. Class A	1,990,342	87,714,372
AvalonBay Communities, Inc.	108,100	18,734,811
Boardwalk (REIT) (b)	207,600	7,528,641
Care Capital Properties, Inc.	157,903	3,901,783
CBL & Associates Properties, Inc.	1,248,753	13,548,970
Cedar Shopping Centers, Inc.	838,510	5,039,445
Colony NorthStar, Inc.	6,199,848	86,301,884
Community Healthcare Trust, Inc.	338,862	7,309,253
Douglas Emmett, Inc.	263,600	9,974,624
Equinix, Inc.	36,500	14,051,770
Equity Lifestyle Properties, Inc.	2,171,660	160,572,525
Extra Space Storage, Inc.	709,400	51,112,270
First Potomac Realty Trust	1,387,144	14,204,355
Healthcare Realty Trust, Inc.	424,900	12,836,229
Healthcare Trust of America, Inc.	152,600	4,436,082
Lexington Corporate Properties Trust	4,690,982	50,287,327
Mid-America Apartment Communities, Inc.	532,879	50,596,861
Monmouth Real Estate Investment Corp. Class A	314,255	4,588,123
Monogram Residential Trust, Inc.	2,092,536	21,281,091
National Retail Properties, Inc.	179,200	7,813,120
New Senior Investment Group, Inc.	995,625	9,966,206
Potlatch Corp.	387,223	15,953,588
Public Storage	90,300	19,414,500
Sabra Health Care REIT, Inc.	1,128,602	28,666,491
Select Income REIT	404,600	10,119,046
Senior Housing Properties Trust (SBI)	3,155,700	60,116,085
Store Capital Corp.	1,203,400	28,472,444
Terreno Realty Corp.	1,241,078	33,744,911
Ventas, Inc.	1,612,086	99,417,344
VEREIT, Inc.	1,868,234	15,936,036
WP Carey, Inc.	730,100	45,222,394
		1,143,588,203
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	403,721	8,256,094

TOTAL REAL ESTATE		1,151,844,297

TOTAL COMMON STOCKS
(Cost $1,200,492,964)		1,476,403,793

Preferred Stocks - 18.0%
Convertible Preferred Stocks - 0.7%
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	4,714,083
Equity Commonwealth 6.50%	31,237	790,608
FelCor Lodging Trust, Inc. Series A, 1.95%	11,335	282,242
Lexington Corporate Properties Trust Series C, 6.50%	468,142	23,322,834
Wheeler REIT, Inc. 8.75%	200,000	4,978,000
		34,087,767
Nonconvertible Preferred Stocks - 17.3%
FINANCIALS - 5.3%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,252,646
Mortgage Real Estate Investment Trusts - 5.2%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,135,666
8.25%	38,935	973,375
Agnc Investment Corp.:
8.00%	200,000	5,046,000
Series B, 7.75%	427,100	10,784,275
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,292,977
American Home Mortgage Investment Corp.:
Series A, 9.75% (d)	120,300	1
Series B, 9.25% (d)	124,100	1
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,411,621
Series C, 7.625%	326,429	7,948,546
Series D, 7.50%	621,976	15,039,380
Series E, 7.625%	672,961	16,460,626
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,895,565
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	375,101	9,591,333
Series C, 8.00%	485,559	12,138,975
Arbor Realty Trust, Inc.:
7.375%	430,605	10,937,367
Series A, 8.25%	189,089	4,799,079
Series B, 7.75%	240,000	6,043,200
Series C, 8.50%	100,000	2,565,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,561,700
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,885,825
Chimera Investment Corp. Series A, 8.00%	204,000	5,214,240
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,792,532
Series B, 7.50%	496,667	11,547,508
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,098,705
Series B, 7.625%	252,120	5,889,523
Five Oaks Investment Corp. Series A, 8.75%	142,000	3,345,520
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,015,712
Series B, 7.75%	846,483	20,654,185
MFA Financial, Inc.:
8.00%	538,930	13,661,876
Series B, 7.50%	616,232	14,826,542
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,583,624
Series C, 7.875%	280,725	6,459,482
Resource Capital Corp. 8.625%	156,870	3,628,403
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,589,984
		253,818,348
TOTAL FINANCIALS		258,070,994
REAL ESTATE - 11.9%
Equity Real Estate Investment Trusts (REITs) - 11.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,666,794
American Homes 4 Rent:
Series A, 5.00%	581,770	16,289,560
Series B, 5.00%	377,286	10,507,415
Series C, 5.50%	915,240	25,443,672
Series D, 6.50%	280,000	6,930,000
Series E, 6.35%	210,000	5,163,900
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,178,290
Series F, 7.375%	268,000	6,402,520
Series G, 7.375%	120,000	2,808,000
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,802,183
Series C, 7.625%	146,969	3,865,285
Series D, 7.125%	136,000	3,314,320
Brandywine Realty Trust Series E, 6.90%	95,000	2,416,800
CBL & Associates Properties, Inc.:
Series D, 7.375%	286,376	7,059,168
Series E, 6.625%	139,398	3,271,671
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,331,388
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,822,373
City Office REIT, Inc. Series A, 6.625%	135,000	3,402,000
Colony NorthStar, Inc.:
Series A, 8.75%	7,890	200,485
Series B, 8.25%	477,780	12,106,945
Series C, 8.875%	329,101	8,431,568
Series D, 8.50%	274,915	7,101,054
Series E, 8.75%	481,729	12,577,944
Series F, 8.50%	283,920	7,282,548
Series G, 7.50%	108,867	2,681,394
Series H, 7.125%	573,440	13,991,936
CoreSite Realty Corp. Series A, 7.25%	369,799	9,481,646
Corporate Office Properties Trust Series L, 7.375%	167,140	4,247,027
DDR Corp.:
Series J, 6.50%	340,721	8,569,133
Series K, 6.25%	228,888	5,747,378
Digital Realty Trust, Inc.:
Series G, 5.875%	145,444	3,579,377
Series H, 7.375%	50,000	1,370,500
DuPont Fabros Technology, Inc. Series C, 6.625%	84,000	2,220,120
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,019,741
General Growth Properties, Inc. Series A, 6.375%	166,463	4,209,849
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,534,656
Gladstone Land Corp. Series A, 6.375%	64,000	1,639,680
Government Properties Income Trust 5.875%	202,500	4,971,375
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,230,500
Series D, 6.50%	200,000	4,666,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,024,488
Investors Real Estate Trust Series B, 7.95%	126,572	3,251,635
iStar Financial, Inc.:
Series D, 8.00%	74,567	1,823,163
Series E, 7.875%	281,296	6,773,608
Series F, 7.80%	451,476	11,038,588
Series G, 7.65%	10,497	248,999
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,180,690
Series H, 6.375%	143,296	3,603,894
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,575,092
Series I, 6.375%	354,698	8,615,614
Series J, 6.30%	240,000	5,688,000
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	95,000	2,459,550
Series C, 6.125%	127,000	3,168,650
National Retail Properties, Inc.:
Series D, 6.625%	222,138	5,615,649
Series E, 5.70%	301,404	7,312,061
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,073,290
Series D, 6.375%	350,000	8,694,000
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,562,000
Series C, 7.20%	51,000	1,282,650
Prologis, Inc. Series Q, 8.54%	94,446	5,923,540
PS Business Parks, Inc. Series T, 6.00%	198,899	5,046,068
Public Storage Series Y, 6.375%	102,224	2,735,514
RAIT Financial Trust:
7.125%	336,786	8,402,811
7.625%	224,590	5,457,537
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,844,004
Series 7, 6.00%	176,250	4,445,025
Retail Properties America, Inc. Series A, 7.00%	394,411	10,010,151
Rexford Industrial Realty, Inc. Series A, 5.875%	135,000	3,141,450
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,198,170
Saul Centers, Inc. Series C, 6.875%	315,478	7,994,213
Sotherly Hotels, Inc. Series B, 8.00%	68,000	1,714,280
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,035,605
Series C, 6.875%	83,000	2,172,940
Summit Hotel Properties, Inc.:
Series B, 7.875%	190,173	4,933,088
Series C, 7.125%	153,212	3,900,778
Series D, 6.45%	210,000	5,117,700
Sun Communities, Inc. Series A, 7.125%	375,000	9,495,000
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,083,600
Series F, 6.45%	84,000	2,108,400
Taubman Centers, Inc. Series K, 6.25%	157,322	3,854,389
Terreno Realty Corp. Series A, 7.75%	213,890	5,390,028
UMH Properties, Inc.:
Series A, 8.25%	600,200	15,647,214
Series B, 8.00%	319,604	8,581,367
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	210,000	5,359,200
Series G, 6.75%	160,000	4,160,000
VEREIT, Inc. Series F, 6.70%	1,995,725	50,471,885
Welltower, Inc. 6.50%	81,600	2,062,032
WP Glimcher, Inc.:
Series H, 7.50%	198,527	5,024,718
Series I, 6.875%	256,115	6,507,882
		573,346,405
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,393,081
Landmark Infrastructure Partners LP Series B, 7.90%	76,300	1,907,500
		10,300,581
TOTAL REAL ESTATE		583,646,986
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,371,038

TOTAL NONCONVERTIBLE PREFERRED STOCKS		845,089,018

TOTAL PREFERRED STOCKS
(Cost $858,415,102)		879,176,785
	Principal Amount	Value

Corporate Bonds - 19.9%
Convertible Bonds - 5.7%
FINANCIALS - 4.2%
Diversified Financial Services - 0.7%
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,456,250
Mortgage Real Estate Investment Trusts - 2.6%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,918,500
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	17,247,600
5% 4/15/23	26,083,000	27,012,207
NorthStar Realty Finance LP 7.25% 6/15/27 (e)	562,000	557,054
PennyMac Corp. 5.375% 5/1/20	34,756,000	33,191,980
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,700,000
Resource Capital Corp.:
6% 12/1/18	8,610,000	8,373,225
8% 1/15/20	16,490,000	15,822,155
Two Harbors Investment Corp. 6.25% 1/15/22	3,400,000	3,380,875
		126,203,596
Thrifts & Mortgage Finance - 0.9%
IAS Operating Partnership LP 5% 3/15/18 (e)	42,350,000	43,038,188
TOTAL FINANCIALS		206,698,034
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Realty Capital Properties, Inc. 3.75% 12/15/20	25,928,000	25,814,565
RAIT Financial Trust 4% 10/1/33	46,510,000	43,719,400
		69,533,965
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	3,350,000	3,393,969
TOTAL REAL ESTATE		72,927,934

TOTAL CONVERTIBLE BONDS		279,625,968

Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.6%
ESH Hospitality, Inc. 5.25% 5/1/25 (e)	8,040,000	8,070,150
FelCor Lodging LP 6% 6/1/25	2,025,000	2,131,313
Hilton Escrow Issuer LLC 4.25% 9/1/24 (e)	2,540,000	2,492,375
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (e)	2,540,000	2,654,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,124,301
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,268,695	8,523,185
		27,995,624
Household Durables - 2.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	19,765,000	19,369,700
Beazer Homes U.S.A., Inc.:
7.25% 2/1/23 (f)	295,000	306,063
8.75% 3/15/22 (e)	7,540,000	8,199,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	5,495,000	5,577,425
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	5,580,000	5,635,800
6.5% 12/15/20 (e)	12,085,000	12,447,550
CalAtlantic Group, Inc. 5.875% 11/15/24	3,250,000	3,380,000
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,347,219
5.75% 8/15/23	2,510,000	2,785,924
KB Home:
8% 3/15/20	8,465,000	9,406,731
9.1% 9/15/17	3,104,000	3,228,160
Lennar Corp.:
4.125% 12/1/18 (f)	5,520,000	5,654,578
4.5% 6/15/19	1,830,000	1,897,710
4.5% 11/15/19	2,000,000	2,075,000
M/I Homes, Inc. 6.75% 1/15/21	3,803,000	3,979,155
Meritage Homes Corp.:
6% 6/1/25	4,000,000	4,100,000
7% 4/1/22	7,525,000	8,277,500
7.15% 4/15/20	7,060,000	7,730,700
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,706,613
8.4% 5/15/17	5,420,000	5,514,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	4,264,000
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	4,026,150
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,941,863
William Lyon Homes, Inc.:
5.875% 1/31/25 (e)	2,545,000	2,529,094
7% 8/15/22	8,180,000	8,548,100
		136,929,635
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,356,875
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	3,175,000	3,219,450
TOTAL CONSUMER DISCRETIONARY		169,501,584
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20 (g)	241,094	253,279
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (e)	6,775,000	6,732,656
6.625% 6/15/24 (e)	4,835,000	5,039,037
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	8,860,000	8,682,800
		20,707,772
FINANCIALS - 0.8%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25	8,384,000	8,252,589
4.125% 6/15/26	2,000	2,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,684,600
6% 8/1/20	12,690,000	13,000,905
		24,940,098
Thrifts & Mortgage Finance - 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,755,000
Ocwen Loan Servicing LLC 8.375% 11/15/22 (e)	9,968,000	10,117,520
		14,872,520
TOTAL FINANCIALS		39,812,618
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (e)	3,695,000	3,741,188
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,230,000	5,230,000
5.5% 2/1/21	12,305,000	12,735,675
		21,706,863
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (e)	3,350,000	3,370,938
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,061,438
TOTAL INDUSTRIALS		6,432,376
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,220,000
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 6.7%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,049,046
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	15,749,662
Care Capital Properties LP 5.125% 8/15/26 (e)	8,454,000	8,172,499
CBL & Associates LP:
4.6% 10/15/24	21,758,000	20,235,136
5.25% 12/1/23	11,500,000	11,401,871
5.95% 12/15/26	2,000,000	1,980,724
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,862,000
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,345,200
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	12,182,000	12,456,095
CubeSmart LP 4.8% 7/15/22	2,000,000	2,146,342
DDR Corp. 7.875% 9/1/20	4,637,000	5,396,439
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,045,000
HCP, Inc. 4% 6/1/25	1,000,000	1,004,241
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,579,073
4.125% 4/1/19	2,000,000	2,073,084
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	4,003,845
5.75% 1/15/21	3,095,000	3,403,342
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,594,157
5.85% 3/15/17	2,800,000	2,814,076
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,344,104
HRPT Properties Trust 6.65% 1/15/18	4,246,000	4,339,752
iStar Financial, Inc.:
4% 11/1/17	27,605,000	27,743,025
5% 7/1/19	24,265,000	24,613,931
5.85% 3/15/17	3,587,000	3,587,000
7.125% 2/15/18	5,725,000	5,925,375
9% 6/1/17	9,175,000	9,381,438
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,385,000	4,308,263
6.375% 2/15/22	3,610,000	3,736,350
6.375% 3/1/24	4,000,000	4,225,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	2,004,728
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,393,428
4.95% 4/1/24	2,898,000	2,948,677
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,090,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,257,616
Select Income REIT:
4.15% 2/1/22	6,937,000	6,923,813
4.5% 2/1/25	19,802,000	19,088,970
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,425,746
4.75% 5/1/24	38,157,000	38,041,728
6.75% 4/15/20	13,624,000	14,707,489
6.75% 12/15/21	8,000,000	8,971,344
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,157,771
WP Carey, Inc.:
4% 2/1/25	5,000,000	4,865,845
4.25% 10/1/26	5,095,000	5,015,625
4.6% 4/1/24	3,355,000	3,430,363
		327,839,213
Real Estate Management & Development - 2.1%
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,213,706
5.25% 3/15/25	3,295,000	3,401,758
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,163,598
Howard Hughes Corp. 6.875% 10/1/21 (e)	23,985,000	25,274,194
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	7,777,050
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	32,400,505
Mattamy Group Corp. 6.875% 12/15/23 (e)	5,425,000	5,587,750
Mid-America Apartments LP 3.75% 6/15/24	1,663,000	1,667,981
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (e)	3,365,000	3,280,875
5.25% 12/1/21 (e)	8,290,000	8,538,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	2,803,000	2,879,208
5.625% 3/1/24 (e)	2,270,000	2,295,538
		101,480,863
TOTAL REAL ESTATE		429,320,076

TOTAL NONCONVERTIBLE BONDS		691,701,289

TOTAL CORPORATE BONDS
(Cost $941,689,400)		971,327,257

Asset-Backed Securities - 2.4%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.2362% 6/17/31 (e)(f)	6,698,000	6,659,492
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	3,184,935
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,691,013
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	2,039,431
Class F, 5.885% 4/17/52 (e)	2,000,000	1,988,976
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	8,259,000	8,664,908
Class XS, 0% 10/17/45 (e)(f)(h)	4,824,880	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 2.2767% 3/20/50 (e)(f)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	668,328	675,011
Colony Starwood Homes Series 2016-2A Class F, 4.8862% 12/17/33 (e)(f)	1,500,000	1,501,547
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	482,704	443,624
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	259,909	15,686
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	3,747,889	3,875,946
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (f)	1,198,098	1,200,121
Series 1997-3 Class M1, 7.53% 3/15/28	6,599,384	6,597,621
Home Partners of America Trust Series 2016-2 Class F, 5.4362% 10/17/33 (e)(f)	3,393,000	3,378,009
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.405% 12/17/30 (e)(f)	1,750,000	1,748,960
Series 2014-SFR1:
Class E, 3.9862% 6/17/31 (e)(f)	10,000,000	9,999,956
Class F, 4.4862% 6/17/31 (e)(f)	9,504,000	9,503,952
Series 2014-SFR3:
Class E, 5.2362% 12/17/31 (e)(f)	4,336,000	4,343,596
Class F, 5.7362% 12/17/31 (e)(f)	2,215,000	2,222,703
Series 2015-SFR2 Class E, 3.83% 6/17/32 (e)(f)	2,450,000	2,463,836
Series 2015-SFR3 Class F, 5.4862% 8/17/32 (e)(f)	2,000,000	2,033,170
Series 2015-SRF1 Class F, 5.0362% 3/17/32 (e)(f)	5,500,000	5,531,887
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	885,752	662,918
Merit Securities Corp. Series 13 Class M1, 7.8235% 12/28/33 (f)	1,923,000	1,991,567
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	3,033,132
Series 2016-SFR1 Class F, 5.7362% 9/17/33 (e)(f)	8,459,000	8,632,024
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.2862% 1/17/32 (e)(f)	4,071,000	4,070,981
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.5309% 2/5/36 (e)(f)	4,107,889	411
Tricon American Homes Trust Series 2016-SFR1 Class F, 6.038% 11/17/33 (e)	2,544,000	2,524,915
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (e)	7,797,000	7,827,213
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.131% 11/21/40 (e)(f)	1,012,202	1,015,441
Class F, 2.761% 11/21/40 (e)(f)	250,000	126,625
TOTAL ASSET-BACKED SECURITIES
(Cost $119,675,605)		117,649,880

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc. Series 2002-R2 Class 2B3, 3.7431% 7/25/33 (e)(f)	145,991	21,867
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3584% 12/25/46 (e)(f)	4,500,000	4,848,260
Series 2010-K7 Class B, 5.628% 4/25/20 (e)(f)	3,200,000	3,467,029
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	1,432	1,430
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.6139% 6/10/35 (e)(f)	74,554	43,777
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	2,666	2,583
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 7.2633% 12/10/35 (e)(f)	53,055	274
Series 2004-A Class B7, 5.0133% 2/10/36 (e)(f)	84,228	12,714
Series 2004-B Class B7, 4.7633% 2/10/36 (e)(f)	116,627	22,021

TOTAL PRIVATE SPONSOR		8,419,955

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (a)	41,962	10,871
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2938% 2/25/42 (e)(f)	58,908	42,804
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9578% 12/25/42 (a)(f)	47,848	4,685
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3143% 6/25/43 (e)(f)	97,529	61,361
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.2792% 10/25/42 (e)(f)	42,940	15,395

TOTAL U.S. GOVERNMENT AGENCY		135,116

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,003,461)		8,555,071

Commercial Mortgage Securities - 15.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,156,590
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.349% 11/10/42 (f)	625,944	625,237
Series 2005-5 Class D, 5.4021% 10/10/45 (f)	1,357,141	1,356,383
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	812,010
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (e)(f)	8,341,000	7,821,531
Class F, 4.4272% 9/10/28 (e)(f)	4,074,000	3,677,114
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7141% 4/12/38 (e)(f)	1,648,564	1,681,171
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.8016% 8/15/29 (e)(f)	2,500,000	2,414,088
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (e)(f)	4,536,000	4,306,912
Class F, 5.4883% 4/10/29 (e)(f)	9,710,000	8,782,958
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (e)	3,391,000	2,668,657
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.5382% 2/15/31 (e)(f)	5,769,000	5,704,996
Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (e)(f)	3,023,000	3,005,639
Class F, 3.7859% 4/10/28 (e)(f)	9,911,000	9,348,871
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.4539% 2/15/33 (e)(f)	1,575,319	1,582,264
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1058% 9/10/46 (e)(f)	5,254,000	5,006,776
Series 2015-SHP2 Class E, 5.118% 7/15/27 (e)(f)	2,933,000	2,932,861
Series 2016-C3 Class D, 3% 11/15/49 (e)	2,000,000	1,438,200
Series 2016-SMPL Class E, 4.509% 9/10/31 (e)	1,701,000	1,654,307
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,140,044
Series 2012-CR1:
Class C, 5.3511% 5/15/45 (f)	1,000,000	1,055,096
Class D, 5.3511% 5/15/45 (e)(f)	5,550,000	5,629,780
Class G, 2.462% 5/15/45 (e)	2,180,000	1,309,450
Series 2012-CR5 Class D, 4.3302% 12/10/45 (e)(f)	2,000,000	1,896,235
Series 2012-LC4:
Class C, 5.6221% 12/10/44 (f)	2,000,000	2,186,018
Class D, 5.6221% 12/10/44 (e)(f)	11,675,000	11,516,602
Series 2013-CCRE6 Class E, 4.1707% 3/10/46 (e)(f)	882,000	631,648
Series 2013-CR10 Class D, 4.7887% 8/10/46 (e)(f)	4,544,000	3,847,109
Series 2013-CR12 Class D, 5.083% 10/10/46 (e)(f)	4,500,000	4,010,982
Series 2013-CR6 Class F, 4.1707% 3/10/46 (e)(f)	8,038,000	5,035,842
Series 2013-CR9 Class D, 4.256% 7/10/45 (e)(f)	1,404,000	1,195,735
Series 2013-LC6 Class D, 4.2839% 1/10/46 (e)(f)	6,374,000	5,697,649
Series 2014-CR17:
Class D, 4.7989% 5/10/47 (e)(f)	2,500,000	2,297,031
Class E, 4.7989% 5/10/47 (e)(f)	3,098,000	2,066,584
Series 2014-UBS2 Class D, 5.0148% 3/10/47 (e)(f)	3,713,000	3,214,079
Series 2016-CD1 Class D, 2.7724% 8/10/49 (e)(f)	9,452,000	7,128,883
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8546% 8/15/45 (e)(f)	4,500,000	4,478,393
Class E, 4.8546% 8/15/45 (e)(f)	6,000,000	5,631,118
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (e)(f)	10,945,000	10,215,567
Series 2015-WEST Class F, 4.2268% 2/10/37 (e)(f)	12,745,000	11,405,113
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	610,177	624,442
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	97,070	97,143
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.768% 4/15/29 (e)(f)	2,000,000	2,010,013
Class F, 5.518% 4/15/29 (e)(f)	7,803,000	7,773,689
Series 2016-MFF Class F, 7.9539% 11/15/33 (e)(f)	6,300,000	6,307,900
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)	10,853,000	9,731,906
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6846% 11/10/46 (e)(f)	14,031,000	14,755,791
Class G, 4.652% 11/10/46 (e)	12,360,000	10,711,704
Series 2011-LC3A Class D, 5.3453% 8/10/44 (e)(f)	3,945,000	4,059,932
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (f)(h)	12,206,096	1,112,373
Series K012 Class X3, 2.2519% 1/25/41 (f)(h)	20,724,903	1,678,294
Series K013 Class X3, 2.9089% 1/25/43 (f)(h)	14,360,000	1,424,535
Series KAIV Class X2, 3.6147% 6/25/46 (f)(h)	7,430,000	1,033,506
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (e)(f)	9,364,000	9,232,719
Class FFX, 3.3822% 12/15/34 (e)(f)	14,402,000	13,935,541
Class GFX, 3.3822% 12/15/34 (e)(f)	4,248,000	4,075,276
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)	267,838	270,914
GP Portfolio Trust Series 2014-GPP Class E, 4.5539% 2/15/27 (e)(f)	2,823,000	2,733,148
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0644% 8/10/43 (e)(f)	4,000,000	4,056,940
Class E, 4% 8/10/43 (e)	3,770,000	3,552,186
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1839% 12/10/43 (e)(f)	3,000,000	3,033,188
Series 2011-GC5:
Class C, 5.3997% 8/10/44 (e)(f)	9,000,000	9,660,616
Class D, 5.3997% 8/10/44 (e)(f)	7,000,000	6,983,939
Class E, 5.3997% 8/10/44 (e)(f)	4,049,000	3,500,783
Class F, 4.5% 8/10/44 (e)	4,500,000	3,522,335
Series 2012-GC6:
Class C, 5.6544% 1/10/45 (e)(f)	3,600,000	3,894,363
Class D, 5.6544% 1/10/45 (e)(f)	2,165,000	2,129,522
Class E, 5% 1/10/45 (e)(f)	4,516,000	3,759,389
Series 2012-GCJ7:
Class C, 5.7295% 5/10/45 (f)	6,500,000	6,875,777
Class D, 5.7295% 5/10/45 (e)(f)	10,192,000	9,986,448
Class E, 5% 5/10/45 (e)	6,920,000	5,367,137
Series 2012-GCJ9 Class D, 4.8521% 11/10/45 (e)(f)	4,504,000	4,242,239
Series 2013-GC14 Class D, 4.7646% 8/10/46 (e)(f)	1,680,000	1,625,557
Series 2013-GC16:
Class D, 5.3201% 11/10/46 (e)(f)	3,750,000	3,530,522
Class F, 3.5% 11/10/46 (e)	7,303,000	4,487,429
Series 2014-NEW Class D, 3.79% 1/10/31 (e)	2,510,000	2,465,242
Series 2016-GS3 Class D, 2.728% 10/10/49 (e)	3,398,000	2,505,160
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (e)	29,826,000	28,903,363
Series 2016-RENT Class F, 4.0667% 2/10/29 (e)(f)	15,890,000	14,737,627
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.9539% 7/15/29 (e)(f)	7,241,000	7,080,568
Series 2016-HHV Class F, 4.1935% 11/5/38 (e)(f)	4,233,000	3,263,334
Series 2016-SFP Class F, 6.0801% 11/5/35 (e)	3,750,000	3,634,875
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.405% 12/17/30 (e)(f)	1,500,000	1,500,004
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (e)	5,317,000	4,930,231
Series 2014-C26 Class D, 3.9259% 1/15/48 (e)(f)	3,398,000	2,820,565
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (e)	6,409,000	4,957,315
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0972% 12/15/49 (e)(f)	7,388,000	5,618,013
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4369% 1/12/37 (e)(f)	1,000,000	982,584
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (e)(f)	3,000,000	3,318,141
Class D, 7.4453% 12/5/27 (e)(f)	9,550,000	10,526,174
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (e)(f)	4,500,000	4,915,953
Class XB, 0.9305% 8/5/32 (e)(f)(h)	32,655,000	970,271
Series 2012-CBX:
Class C, 5.2149% 6/15/45 (f)	4,530,000	4,769,420
Class E, 5.2149% 6/15/45 (e)(f)	4,635,000	4,623,663
Class F, 4% 6/15/45 (e)	8,192,000	6,344,251
Class G 4% 6/15/45 (e)	4,044,000	2,496,377
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.368% 6/15/29 (e)(f)	10,174,000	10,161,246
Class F, 4.768% 6/15/29 (e)(f)	9,618,000	9,424,989
Series 2011-C3:
Class E, 5.6194% 2/15/46 (e)(f)	3,205,000	3,227,309
Class H, 4.409% 2/15/46 (e)(f)	7,077,000	5,315,059
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,136,790
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	848,000	845,877
Class D, 4.2604% 4/15/46 (f)	7,672,000	7,184,882
Class E, 3.25% 4/15/46 (e)(f)	472,000	334,170
Class F, 3.25% 4/15/46 (e)(f)	2,518,000	1,446,280
Series 2014-DSTY Class E, 3.8046% 6/10/27 (e)(f)	2,752,000	2,552,023
Series 2015-UES Class F, 3.621% 9/5/32 (e)(f)	3,500,000	3,298,205
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	433,185	372,161
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8639% 1/20/41 (e)(f)	3,000,000	2,979,082
Class E, 4.8639% 1/20/41 (e)(f)	4,800,000	4,321,209
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5901% 5/12/39 (f)	4,594,239	4,590,060
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 9.321% 1/15/37 (e)(f)(h)	127,670	10,137
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6478% 11/15/45 (e)(f)	2,000,000	1,969,086
Series 2013-C12 Class D, 4.7651% 10/15/46 (e)(f)	3,250,000	2,976,502
Series 2013-C13:
Class D, 4.8911% 11/15/46 (e)(f)	5,221,000	4,793,667
Class E, 4.8911% 11/15/46 (e)(f)	3,379,000	2,416,491
Series 2013-C7 Class E, 4.2737% 2/15/46 (e)(f)	1,000,000	719,309
Series 2013-C9 Class D, 4.1545% 5/15/46 (e)(f)	5,137,000	4,770,962
Series 2016-C30 Class D, 2.6% 9/15/49 (e)	4,245,000	3,129,537
Series 2016-C31 Class D, 3% 11/15/49 (e)(f)	1,500,000	978,254
Series 2016-C32 Class D, 3.1% 12/15/49 (e)	5,929,000	4,289,330
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4367% 3/15/45 (e)(f)	7,294,000	7,188,517
Series 1997-RR Class F, 7.4985% 4/30/39 (e)(f)	376,191	373,643
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,067,610	2,045,153
Series 2011-C1 Class C, 5.4322% 9/15/47 (e)(f)	4,000,000	4,373,088
Series 2011-C2:
Class D, 5.4725% 6/15/44 (e)(f)	4,887,000	5,050,029
Class E, 5.4725% 6/15/44 (e)(f)	9,600,000	9,863,567
Class F, 5.4725% 6/15/44 (e)(f)	4,440,000	4,256,286
Class XB, 0.53% 6/15/44 (e)(f)(h)	63,708,222	1,318,352
Series 2011-C3:
Class C, 5.155% 7/15/49 (e)(f)	2,000,000	2,146,522
Class D, 5.155% 7/15/49 (e)(f)	7,400,000	7,576,073
Class E, 5.155% 7/15/49 (e)(f)	832,000	832,207
Class G, 5.155% 7/15/49 (e)(f)	3,902,000	3,212,353
Series 2012-C4 Class D, 5.4367% 3/15/45 (e)(f)	6,310,000	6,465,222
Series 2015-MS1 Class D, 4.0297% 5/15/48 (e)(f)	7,195,000	6,032,949
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,866,682
Series 2016-BNK2 Class C, 3% 11/15/49 (e)	3,000,000	2,299,461
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	8,349,000	8,352,391
Class F, 5% 2/5/30 (e)	14,325,000	14,042,964
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (e)	11,648,000	11,351,044
Class E, 6.8087% 11/15/34 (e)	11,364,000	10,464,202
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(f)	1,500,000	1,422,167
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,556,132	5,555,747
SCG Trust Series 2013-SRP1 Class D, 4.0476% 11/15/26 (e)(f)	4,347,000	4,187,382
Starwood Retail Property Trust Series 2014-STAR Class D, 3.9539% 11/15/27 (e)(f)	2,500,000	2,380,725
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4736% 8/15/39 (f)	316,237	319,688
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.546% 5/10/45 (e)(f)	3,235,000	3,238,221
Class E, 5% 5/10/45 (e)(f)	6,339,000	5,229,216
Class F, 5% 5/10/45 (e)(f)	2,221,350	1,492,921
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	212,903	212,757
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0632% 1/10/45 (e)(f)	3,000,000	3,335,901
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,787,393
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.6926% 1/15/41 (f)	4,117,159	4,134,445
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class D, 4.7757% 10/15/45 (e)(f)	9,999,000	9,521,346
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	5,710,000	4,410,281
Series 2016-C35 Class D, 3.142% 7/15/48 (e)	8,358,000	6,062,489
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	5,094,000	3,575,499
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,024,768
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,277,644
Class D, 5.64% 3/15/44 (e)(f)	1,000,000	1,032,338
Class E, 5% 3/15/44 (e)	3,000,000	2,548,496
Series 2011-C5:
Class E, 5.6725% 11/15/44 (e)(f)	3,807,000	3,874,812
Class F, 5.25% 11/15/44 (e)(f)	3,000,000	2,538,050
Class G, 5.25% 11/15/44 (e)(f)	2,000,000	1,592,184
Series 2012-C10 Class E, 4.4523% 12/15/45 (e)(f)	4,090,000	3,149,810
Series 2012-C7:
Class D, 4.8349% 6/15/45 (e)(f)	2,380,000	2,302,086
Class F, 4.5% 6/15/45 (e)	2,000,000	1,534,910
Series 2012-C8 Class E, 4.897% 8/15/45 (e)(f)	2,922,500	2,796,726
Series 2013-C11:
Class D, 4.2073% 3/15/45 (e)(f)	5,830,000	5,176,867
Class E, 4.2073% 3/15/45 (e)(f)	4,780,000	3,403,728
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(f)	4,000,000	3,716,346
Series 2013-C16 Class D, 4.9819% 9/15/46 (e)(f)	3,728,000	3,617,304
Series 2013-UBS1 Class D, 4.6271% 3/15/46 (e)(f)	4,589,000	4,341,058
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.4242% 11/15/29 (e)(f)	5,152,378	5,155,679
Class G, 3.7239% 11/15/29 (e)(f)	4,994,505	4,711,718
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (e)(f)	2,541,000	1,923,707
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $755,876,210)		769,643,581

Bank Loan Obligations - 4.8%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	9,021,855	9,099,172
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	6,100,220	6,129,440
Cooper Hotel Group 12% 11/6/17	13,062,680	13,088,805
ESH Hospitality, Inc. Tranche B, term loan 3.77% 8/30/23 (f)	4,468,800	4,484,754
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (f)	2,980,000	3,016,326
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (f)	12,983,995	13,032,685
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	4,031,849	4,034,389
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (f)	2,232,750	2,259,275
		55,144,846
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (f)	5,800,072	5,791,024

TOTAL CONSUMER DISCRETIONARY		60,935,870

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
term loan 4.0614% 6/22/23 (f)	9,649,524	9,705,009
Tranche B 5LN, term loan 4.2471% 12/21/22 (f)	5,628,381	5,667,105
		15,372,114
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	20,049,418	19,748,676
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	8,494,200	7,743,907
TPF II Power LLC Tranche B, term loan 5% 10/2/21 (f)	5,912,699	5,971,826
		33,464,409
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.2615% 11/4/21 (f)	9,939,483	9,993,852
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (f)	280,000	282,976

TOTAL FINANCIALS		10,276,828

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (f)	5,062,764	4,783,249
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	3,890,000	3,875,413
Pilot Travel Centers LLC Tranche B, term loan 3.52% 5/25/23 (f)	4,178,425	4,181,893
		8,057,306
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (f)	7,781,927	7,665,198

TOTAL INDUSTRIALS		15,722,504

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20(f)	8,390,515	8,453,444
QCP SNF West (REIT) LLC Tranche B, term loan 6.25% 10/31/22 (f)	6,790,000	6,938,565
		15,392,009
Real Estate Management & Development - 0.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (f)	11,169,512	11,351,017
Simply Storage Management LLC 8.2375% 9/6/21 (f)	16,974,000	16,974,000
		28,325,017

TOTAL REAL ESTATE		43,717,026

UTILITIES - 1.0%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.28% 1/31/22 (f)	7,194,780	7,194,780
Dayton Power & Light Co. Tranche B 1LN, term loan 4.03% 8/24/22(f)	4,020,000	4,055,175
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (f)	1,690,000	1,701,137
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	6,172,981	6,180,697
Lightstone Holdco LLC:
Tranche B, term loan 6.539% 1/30/24 (f)	3,195,652	3,233,617
Tranche C, term loan 6.539% 1/30/24 (f)	304,348	307,963
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	2,603,800	2,584,272
		25,257,641
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (f)	6,852,353	6,892,302
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (f)	16,089,675	16,069,563
		22,961,865

TOTAL UTILITIES		48,219,506

TOTAL BANK LOAN OBLIGATIONS
(Cost $230,884,865)		232,491,506

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	250
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		372
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.62% (i)	413,379,880	413,462,556
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)	2,651,504	2,652,034
TOTAL MONEY MARKET FUNDS
(Cost $416,054,076)		416,114,590
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $4,532,389,451)		4,871,362,835
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,120,643
NET ASSETS - 100%		$4,881,483,478

Legend

 (a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,362,278 or 0.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Non-income producing

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,073,397,253 or 22.0% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$36,362
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9578% 12/25/42	3/25/03	$28,450
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$833,188
Fidelity Securities Lending Cash Central Fund	24,460
Total	$857,648

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arbor Realty Trust, Inc.	$21,868,468	$--	$5,435,676	$859,425	$--
Arbor Realty Trust, Inc. 7.375%	11,010,570	--	--	396,964	--
Arbor Realty Trust, Inc. Series A, 8.25%	4,785,843	--	--	194,998	--
Arbor Realty Trust, Inc. Series B, 7.75%	6,000,000	--	--	232,500	--
Arbor Realty Trust, Inc. Series C, 8.50%	2,575,000	--	--	106,250	--
Great Ajax Corp.	19,621,115	186,347	--	--	18,604,300
Total	$65,860,996	$186,347	$5,435,676	$1,790,137	$18,604,300

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,346,722	$--	$--	$9,346,722
Financials	573,283,768	573,283,766	--	2
Real Estate	1,769,579,050	1,763,655,510	5,923,540	--
Utilities	3,371,038	3,371,038	--	--
Corporate Bonds	971,327,257	--	971,327,257	--
Asset-Backed Securities	117,649,880	--	117,506,933	142,947
Collateralized Mortgage Obligations	8,555,071	--	8,319,302	235,769
Commercial Mortgage Securities	769,643,581	--	759,600,405	10,043,176
Bank Loan Obligations	232,491,506	--	202,428,701	30,062,805
Preferred Securities	372	--	--	372
Money Market Funds	416,114,590	416,114,590	--	--
Total Investments in Securities:	$4,871,362,835	$2,756,424,904	$2,065,106,138	$49,831,793

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$34,415,135
Net Realized Gain (Loss) on Investment Securities	(665,430)
Net Unrealized Gain (Loss) on Investment Securities	3,793,177
Cost of Purchases	16,994,597
Proceeds of Sales	(268,120)
Amortization/Accretion	(122,305)
Transfers into Level 3	65,206
Transfers out of Level 3	(4,380,467)
Ending Balance	$49,831,793
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$3,116,848

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.1%
AAA,AA,A	1.9%
BBB	9.2%
BB	8.4%
B	10.7%
CCC,CC,C	0.6%
D	0.0%
Not Rated	12.2%
Equities	48.2%
Short-Term Investments and Net Other Assets	8.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $2,536,775) — See accompanying schedule: Unaffiliated issuers (cost $4,096,883,161)	$4,436,643,945
Fidelity Central Funds (cost $416,054,076)	416,114,590
Other affiliated issuers (cost $19,452,214)	18,604,300
Total Investments (cost $4,532,389,451)		$4,871,362,835
Cash		11,770,858
Receivable for investments sold		1,386,530
Receivable for fund shares sold		9,578,907
Dividends receivable		2,639,363
Interest receivable		19,703,683
Distributions receivable from Fidelity Central Funds		210,044
Prepaid expenses		7,842
Other receivables		19,197
Total assets		4,916,679,259
Liabilities
Payable for investments purchased	$20,149,794
Payable for fund shares redeemed	8,837,270
Accrued management fee	2,215,676
Distribution and service plan fees payable	362,970
Other affiliated payables	869,717
Other payables and accrued expenses	108,789
Collateral on Securities Loaned	2,651,565
Total liabilities		35,195,781
Net Assets		$4,881,483,478
Net Assets consist of:
Paid in capital		$4,540,741,406
Undistributed net investment income		6,285,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,517,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		338,973,627
Net Assets		$4,881,483,478
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($538,095,143 ÷ 45,552,009 shares)		$11.81
Maximum offering price per share (100/96.00 of $11.81)		$12.30
Class T:
Net Asset Value and redemption price per share ($61,754,185 ÷ 5,224,579 shares)		$11.82
Maximum offering price per share (100/96.00 of $11.82)		$12.31
Class C:
Net Asset Value and offering price per share ($284,920,951 ÷ 24,332,234 shares)(a)		$11.71
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,584,531,887 ÷ 217,692,587 shares)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($1,412,181,312 ÷ 119,318,324 shares)		$11.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017
Investment Income
Dividends (including $1,790,137 earned from other affiliated issuers)		$58,706,974
Interest		64,451,414
Income from Fidelity Central Funds		857,648
Total income		124,016,036
Expenses
Management fee	$13,297,428
Transfer agent fees	4,591,839
Distribution and service plan fees	2,188,309
Accounting and security lending fees	680,939
Custodian fees and expenses	29,643
Independent trustees' fees and expenses	10,105
Registration fees	126,192
Audit	100,168
Legal	18,958
Miscellaneous	18,384
Total expenses before reductions	21,061,965
Expense reductions	(48,393)	21,013,572
Net investment income (loss)		103,002,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,258,595
Fidelity Central Funds	(667)
Other affiliated issuers	292,019
Foreign currency transactions	6,740
Total net realized gain (loss)		2,556,687
Change in net unrealized appreciation (depreciation) on: Investment securities	(115,583,212)
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		(115,583,237)
Net gain (loss)		(113,026,550)
Net increase (decrease) in net assets resulting from operations		$(10,024,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,002,464	$190,082,914
Net realized gain (loss)	2,556,687	46,437,923
Change in net unrealized appreciation (depreciation)	(115,583,237)	237,828,730
Net increase (decrease) in net assets resulting from operations	(10,024,086)	474,349,567
Distributions to shareholders from net investment income	(134,679,611)	(185,109,460)
Distributions to shareholders from net realized gain	(32,383,901)	(51,815,852)
Total distributions	(167,063,512)	(236,925,312)
Share transactions - net increase (decrease)	201,093,319	302,433,412
Redemption fees	273,815	329,841
Total increase (decrease) in net assets	24,279,536	540,187,508
Net Assets
Beginning of period	4,857,203,942	4,317,016,434
End of period	$4,881,483,478	$4,857,203,942
Other Information
Undistributed net investment income end of period	$6,285,606	$37,962,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class A

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.66	$11.86	$11.67	$11.26	$10.73
Income from Investment Operations
Net investment income (loss)A	.24	.49	.52	.49	.54	.52
Net realized and unrealized gain (loss)	(.28)	.73	.02	.44	.60	.61
Total from investment operations	(.04)	1.22	.54	.93	1.14	1.13
Distributions from net investment income	(.32)	(.48)	(.52)	(.50)	(.53)	(.51)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.40)	(.63)B	(.74)C	(.74)	(.73)	(.60)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$11.81	$12.25	$11.66	$11.86	$11.67	$11.26
Total ReturnF,G,H	(.27)%	11.01%	4.65%	8.49%	10.45%	11.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%K	1.03%	1.04%	1.06%	1.08%	1.12%
Expenses net of fee waivers, if any	1.03%K	1.03%	1.03%	1.05%	1.08%	1.12%
Expenses net of all reductions	1.02%K	1.03%	1.03%	1.05%	1.07%	1.11%
Net investment income (loss)	4.08%K	4.29%	4.40%	4.28%	4.62%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$538,095	$548,649	$495,462	$442,271	$378,269	$137,352
Portfolio turnover rateL	23%K	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.483 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 D Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class T

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$11.66	$11.86	$11.67	$11.26	$10.72
Income from Investment Operations
Net investment income (loss)A	.24	.49	.51	.49	.54	.52
Net realized and unrealized gain (loss)	(.28)	.73	.02	.43	.60	.62
Total from investment operations	(.04)	1.22	.53	.92	1.14	1.14
Distributions from net investment income	(.32)	(.48)	(.52)	(.50)	(.53)	(.50)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.40)	(.62)	(.73)	(.73)B	(.73)	(.60)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.82	$12.26	$11.66	$11.86	$11.67	$11.26
Total ReturnD,E,F	(.28)%	11.06%	4.62%	8.44%	10.42%	11.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.07%	1.06%	1.08%	1.08%	1.11%
Expenses net of fee waivers, if any	1.06%I	1.07%	1.06%	1.08%	1.08%	1.11%
Expenses net of all reductions	1.06%I	1.06%	1.06%	1.07%	1.08%	1.11%
Net investment income (loss)	4.04%I	4.26%	4.37%	4.26%	4.61%	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$61,754	$59,788	$55,424	$48,164	$46,198	$26,143
Portfolio turnover rateJ	23%I	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class C

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.55	$11.77	$11.59	$11.20	$10.67
Income from Investment Operations
Net investment income (loss)A	.20	.40	.43	.40	.45	.44
Net realized and unrealized gain (loss)	(.28)	.73	.01	.43	.60	.62
Total from investment operations	(.08)	1.13	.44	.83	1.05	1.06
Distributions from net investment income	(.27)	(.40)	(.45)	(.42)	(.46)	(.43)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.35)	(.54)	(.66)	(.65)B	(.66)	(.53)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.71	$12.14	$11.55	$11.77	$11.59	$11.20
Total ReturnD,E,F	(.64)%	10.29%	3.82%	7.66%	9.66%	10.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.79%	1.79%	1.79%	1.81%	1.87%
Expenses net of fee waivers, if any	1.78%I	1.78%	1.78%	1.79%	1.81%	1.87%
Expenses net of all reductions	1.78%I	1.78%	1.78%	1.79%	1.81%	1.87%
Net investment income (loss)	3.32%I	3.54%	3.65%	3.54%	3.88%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$284,921	$289,430	$291,387	$246,306	$204,012	$52,780
Portfolio turnover rateJ	23%I	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.71	$11.91	$11.71	$11.29	$10.75
Income from Investment Operations
Net investment income (loss)A	.26	.52	.54	.52	.57	.54
Net realized and unrealized gain (loss)	(.28)	.73	.02	.44	.60	.62
Total from investment operations	(.02)	1.25	.56	.96	1.17	1.16
Distributions from net investment income	(.34)	(.51)	(.55)	(.53)	(.55)	(.52)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.42)	(.65)	(.76)	(.76)B	(.75)	(.62)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.87	$12.31	$11.71	$11.91	$11.71	$11.29
Total ReturnD,E	(.13)%	11.29%	4.84%	8.78%	10.71%	11.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.82%	.83%	.83%	.84%	.90%
Expenses net of fee waivers, if any	.78%H	.81%	.82%	.83%	.84%	.89%
Expenses net of all reductions	.78%H	.81%	.82%	.83%	.84%	.89%
Net investment income (loss)	4.32%H	4.51%	4.61%	4.50%	4.85%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,584,532	$2,719,387	$2,561,268	$2,627,382	$2,884,545	$2,252,149
Portfolio turnover rateI	23%H	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class I

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$11.68	$11.88	$11.69	$11.28	$10.74
Income from Investment Operations
Net investment income (loss)A	.26	.52	.55	.52	.57	.55
Net realized and unrealized gain (loss)	(.27)	.73	.02	.44	.60	.62
Total from investment operations	(.01)	1.25	.57	.96	1.17	1.17
Distributions from net investment income	(.34)	(.52)	(.55)	(.53)	(.56)	(.53)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.42)	(.66)	(.77)B	(.77)	(.76)	(.63)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.84	$12.27	$11.68	$11.88	$11.69	$11.28
Total ReturnD,E	(.02)%	11.30%	4.92%	8.76%	10.72%	11.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.77%	.78%	.80%	.84%
Expenses net of fee waivers, if any	.76%H	.77%	.77%	.78%	.80%	.84%
Expenses net of all reductions	.76%H	.76%	.77%	.78%	.80%	.84%
Net investment income (loss)	4.34%H	4.56%	4.66%	4.55%	4.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,412,181	$1,239,950	$913,475	$809,854	$610,045	$217,435
Portfolio turnover rateI	23%H	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$142,947	Discounted cash flow	Yield	11.5% - 15.0% / 11.9%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Commercial Mortgage Securities	$10,043,176	Discounted cash flow	Yield	12.1%	Decrease
			Spread	1.8%	Decrease
Collateralized Mortgage Obligations	$235,769	Discounted cash flow	Yield	6.8% - 16.7% / 11.8%	Decrease
			Spread	7.3% - 14.2% / 12.1%	Decrease
Equities	9,346,724	Market approach	Discount rate	50.0%	Decrease
			Transaction price	$2,023.10	Increase
		Recovery value	Recovery value	0.0%	Increase
Preferred Securities	$372	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$30,062,805	Discounted cash flow	Yield	8.7% - 11.0% / 9.7%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$444,629,843
Gross unrealized depreciation	(108,127,175)
Net unrealized appreciation (depreciation) on securities	$336,502,668
Tax cost	$4,534,860,167

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $557,149,416 and $509,180,061, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$668,847	$–
Class T	-%	.25%	75,761	–
Class C	.75%	.25%	1,443,701	236,911
			$2,188,309	$236,911

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$47,600
Class T	6,855
Class C(a)	13,735
$68,190

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$505,871.19
Class T	67,214.22
Class C	281,377.19
Real Estate Income	2,591,146.20
Class I	1,146,231.17
	$4,591,839

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,861 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,925 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,802,540. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,460, including $9,467 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,274 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,646.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21,473.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$14,398,230	$20,776,428
Class T	1,632,335	2,323,930
Class C	6,525,531	9,744,417
Real Estate Income	74,042,052	111,450,147
Class I	38,081,463	40,814,538
Total	$134,679,611	$185,109,460
From net realized gain
Class A	$3,567,480	$6,008,082
Class T	398,948	680,042
Class C	1,939,550	3,527,228
Real Estate Income	17,827,432	30,805,486
Class I	8,650,491	10,795,014
Total	$32,383,901	$51,815,852

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	7,953,583	15,526,418	$94,967,039	$176,978,857
Reinvestment of distributions	1,445,025	2,217,782	17,027,910	24,934,959
Shares redeemed	(8,640,023)	(15,457,212)	(103,139,248)	(176,322,303)
Net increase (decrease)	758,585	2,286,988	$8,855,701	$25,591,513
Class T
Shares sold	766,541	1,214,951	$9,129,425	$13,936,304
Reinvestment of distributions	158,301	246,897	1,865,932	2,775,517
Shares redeemed	(578,657)	(1,335,803)	(6,862,258)	(15,332,670)
Net increase (decrease)	346,185	126,045	$4,133,099	$1,379,151
Class C
Shares sold	3,284,372	4,854,016	$38,907,533	$55,310,329
Reinvestment of distributions	640,030	1,043,618	7,485,466	11,628,023
Shares redeemed	(3,442,578)	(7,264,769)	(40,546,370)	(81,984,542)
Net increase (decrease)	481,824	(1,367,135)	$5,846,629	$(15,046,190)
Real Estate Income
Shares sold	26,656,147	54,340,979	$319,762,388	$625,193,342
Reinvestment of distributions	6,796,428	11,080,986	80,491,342	125,130,837
Shares redeemed	(36,673,627)	(63,200,104)	(437,490,545)	(728,426,852)
Net increase (decrease)	(3,221,052)	2,221,861	$(37,236,815)	$21,897,327
Class I
Shares sold	35,926,327	51,672,151	$429,848,790	$597,272,677
Reinvestment of distributions	2,882,557	3,437,483	34,001,391	38,745,091
Shares redeemed	(20,510,143)	(32,289,301)	(244,355,476)	(367,406,157)
Net increase (decrease)	18,298,741	22,820,333	$219,494,705	$268,611,611

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016, and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period ended July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016, and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period ended July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.03%
Actual		$1,000.00	$997.30	$5.19
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class T	1.06%
Actual		$1,000.00	$997.20	$5.34
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class C	1.78%
Actual		$1,000.00	$993.60	$8.94
Hypothetical-C		$1,000.00	$1,016.23	$9.05
Real Estate Income	.78%
Actual		$1,000.00	$998.70	$3.93
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class I	.76%
Actual		$1,000.00	$999.80	$3.83
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REI-SANN-0317
1.789716.113

Fidelity Advisor® Small Cap Value Fund - Class A, Class T, Class C and Class I Semi-Annual Report January 31, 2017 Class A, Class T, Class C and Class I are classes of Fidelity® Small Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Allied World Assurance Co. Holdings AG	3.0	2.8
CVB Financial Corp.	2.9	2.3
Moog, Inc. Class A	2.8	3.0
Science Applications International Corp.	2.8	2.3
Potlatch Corp.	2.7	2.7
Genesee & Wyoming, Inc. Class A	2.7	2.6
First American Financial Corp.	2.7	2.6
UMB Financial Corp.	2.6	2.1
Cullen/Frost Bankers, Inc.	2.5	2.1
Silgan Holdings, Inc.	2.5	2.1
	27.2

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	40.3
Industrials	15.3	14.2
Information Technology	12.1	10.4
Consumer Discretionary	11.5	12.3
Real Estate	8.5	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 14.7%

As of July 31, 2016*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 12.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.8%
Standard Motor Products, Inc.	600,000	$29,922,000
Diversified Consumer Services - 0.7%
Strayer Education, Inc. (a)	305,149	24,717,069
Household Durables - 4.5%
CalAtlantic Group, Inc.	2,500,000	87,175,000
Meritage Homes Corp. (a)	1,950,000	71,662,500
		158,837,500
Multiline Retail - 1.4%
Dillard's, Inc. Class A (b)	900,000	50,796,000
Specialty Retail - 4.1%
Aarons, Inc. Class A	2,000,000	61,880,000
Genesco, Inc. (a)	450,000	27,090,000
Hibbett Sports, Inc. (a)(b)(c)	1,650,000	54,450,000
		143,420,000

TOTAL CONSUMER DISCRETIONARY		407,692,569

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.9%
United Natural Foods, Inc. (a)	1,500,000	68,550,000
Tobacco - 0.3%
Universal Corp.	146,169	9,939,492

TOTAL CONSUMER STAPLES		78,489,492

ENERGY - 4.4%
Energy Equipment & Services - 2.3%
Hornbeck Offshore Services, Inc. (a)(b)	1,600,000	11,600,000
ShawCor Ltd. Class A	2,500,000	69,836,695
		81,436,695
Oil, Gas & Consumable Fuels - 2.1%
World Fuel Services Corp.	1,700,000	75,616,000

TOTAL ENERGY		157,052,695

FINANCIALS - 29.6%
Banks - 15.8%
Associated Banc-Corp.	2,700,000	68,310,000
BOK Financial Corp. (b)	1,000,000	82,240,000
Cullen/Frost Bankers, Inc.	1,000,000	89,400,000
CVB Financial Corp.	4,500,010	101,430,225
First Citizen Bancshares, Inc.	140,370	51,479,294
First Citizen Bancshares, Inc. Class A (a)	180,954	66,363,070
Popular, Inc.	172,521	7,665,108
UMB Financial Corp.	1,200,000	92,568,000
		559,455,697
Capital Markets - 2.7%
Federated Investors, Inc. Class B (non-vtg.)	2,000,000	52,020,000
OM Asset Management Ltd.	3,027,201	42,683,534
		94,703,534
Insurance - 10.0%
Allied World Assurance Co. Holdings AG	2,000,000	106,259,999
Aspen Insurance Holdings Ltd.	500,000	28,200,000
Enstar Group Ltd. (a)	224,664	43,506,184
First American Financial Corp.	2,500,000	93,950,000
ProAssurance Corp.	1,515,598	82,448,531
		354,364,714
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	1,250,000	41,062,500

TOTAL FINANCIALS		1,049,586,445

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.6%
LivaNova PLC (a)	1,195,148	57,492,595
Health Care Providers & Services - 3.5%
Civitas Solutions, Inc. (a)(c)	2,500,000	45,750,000
Team Health Holdings, Inc. (a)	1,800,000	78,228,000
		123,978,000
Health Care Technology - 0.6%
Cegedim SA (a)	670,247	18,819,058
Pharmaceuticals - 0.8%
Innoviva, Inc. (a)(b)	2,681,753	28,426,582

TOTAL HEALTH CARE		228,716,235

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.8%
Moog, Inc. Class A (a)	1,500,000	98,805,000
Commercial Services & Supplies - 0.7%
Essendant, Inc.	1,228,898	25,671,679
Electrical Equipment - 3.9%
AZZ, Inc.	500,000	29,775,000
Melrose Industries PLC	15,000,000	36,843,675
Regal Beloit Corp.	1,000,606	72,643,996
		139,262,671
Machinery - 3.4%
Hillenbrand, Inc.	1,000,000	36,550,000
Mueller Industries, Inc.	2,100,000	84,546,000
		121,096,000
Road & Rail - 2.7%
Genesee & Wyoming, Inc. Class A (a)	1,250,000	94,200,000
Trading Companies & Distributors - 1.8%
WESCO International, Inc. (a)	900,000	63,630,000

TOTAL INDUSTRIALS		542,665,350

INFORMATION TECHNOLOGY - 12.1%
Electronic Equipment & Components - 4.8%
Jabil Circuit, Inc.	1,000,000	23,980,000
SYNNEX Corp.	500,000	60,090,000
Tech Data Corp. (a)	1,000,000	85,560,000
		169,630,000
Internet Software & Services - 3.8%
Cimpress NV (a)(b)	600,000	50,634,000
j2 Global, Inc.	1,000,000	83,810,000
		134,444,000
IT Services - 2.8%
Science Applications International Corp.	1,200,000	97,704,000
Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer, Inc. (a)	1,000,000	26,450,000

TOTAL INFORMATION TECHNOLOGY		428,228,000

MATERIALS - 4.6%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	1,500,000	87,765,000
Metals & Mining - 2.1%
Compass Minerals International, Inc. (b)	900,000	75,240,000

TOTAL MATERIALS		163,005,000

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Potlatch Corp. (c)	2,300,000	94,760,000
Sabra Health Care REIT, Inc.	2,500,000	63,500,000
Store Capital Corp.	3,500,000	82,810,000
		241,070,000
Real Estate Management & Development - 1.7%
Kennedy Wilson Europe Real Estate PLC	5,000,000	59,629,200

TOTAL REAL ESTATE		300,699,200

UTILITIES - 3.8%
Electric Utilities - 3.8%
El Paso Electric Co.	1,500,000	68,850,000
IDACORP, Inc.	800,000	64,016,000
		132,866,000
TOTAL COMMON STOCKS
(Cost $2,818,728,124)		3,489,000,986

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.62% (d)	62,200,802	62,213,242
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	103,100,825	103,121,446
TOTAL MONEY MARKET FUNDS
(Cost $165,315,289)		165,334,688
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $2,984,043,413)		3,654,335,674
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(111,563,421)
NET ASSETS - 100%		$3,542,772,253

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,184
Fidelity Securities Lending Cash Central Fund	354,480
Total	$453,664

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$51,905,817	$1,436,164	$--	$--	$45,750,000
Hibbett Sports, Inc.	56,765,952	1,026,770	--	--	54,450,000
Potlatch Corp.	87,975,000	--	--	--	94,760,000
Universal Corp.	77,103,000	--	81,479,288	1,070,000	--
Total	$273,749,769	$2,462,934	$81,479,288	$1,070,000	$194,960,000

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
United Kingdom	3.8%
Switzerland	3.0%
Bermuda	2.0%
Canada	2.0%
Bailiwick of Jersey	1.7%
Netherlands	1.4%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,918,638) — See accompanying schedule: Unaffiliated issuers (cost $2,649,615,235)	$3,294,040,986
Fidelity Central Funds (cost $165,315,289)	165,334,688
Other affiliated issuers (cost $169,112,889)	194,960,000
Total Investments (cost $2,984,043,413)		$3,654,335,674
Receivable for investments sold		7,211,960
Receivable for fund shares sold		3,066,365
Dividends receivable		1,055,562
Distributions receivable from Fidelity Central Funds		63,353
Prepaid expenses		5,202
Other receivables		38,800
Total assets		3,665,776,916
Liabilities
Payable for investments purchased	$10,620,689
Payable for fund shares redeemed	6,205,431
Accrued management fee	2,221,776
Distribution and service plan fees payable	129,728
Other affiliated payables	687,519
Other payables and accrued expenses	40,970
Collateral on Securities Loaned	103,098,550
Total liabilities		123,004,663
Net Assets		$3,542,772,253
Net Assets consist of:
Paid in capital		$2,823,499,061
Distributions in excess of net investment income		(1,962,462)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,943,452
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		670,292,202
Net Assets		$3,542,772,253
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($218,330,917 ÷ 11,784,285 shares)		$18.53
Maximum offering price per share (100/94.25 of $18.53)		$19.66
Class T:
Net Asset Value and redemption price per share ($84,862,090 ÷ 4,682,648 shares)		$18.12
Maximum offering price per share (100/96.50 of $18.12)		$18.78
Class C:
Net Asset Value and offering price per share ($57,136,891 ÷ 3,365,174 shares)(a)		$16.98
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($2,748,058,589 ÷ 145,804,867 shares)		$18.85
Class I:
Net Asset Value, offering price and redemption price per share ($434,383,766 ÷ 23,041,536 shares)		$18.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends (including $1,070,000 earned from other affiliated issuers)		$26,132,682
Special dividends		7,341,000
Income from Fidelity Central Funds		453,664
Total income		33,927,346
Expenses
Management fee
Basic fee	$11,469,883
Performance adjustment	790,046
Transfer agent fees	3,462,834
Distribution and service plan fees	757,030
Accounting and security lending fees	495,266
Custodian fees and expenses	24,517
Independent trustees' fees and expenses	6,725
Registration fees	139,235
Audit	35,358
Legal	5,045
Interest	205
Miscellaneous	12,171
Total expenses before reductions	17,198,315
Expense reductions	(25,090)	17,173,225
Net investment income (loss)		16,754,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,763,046
Fidelity Central Funds	12,302
Other affiliated issuers	25,486,712
Foreign currency transactions	(5,039)
Total net realized gain (loss)		74,257,021
Change in net unrealized appreciation (depreciation) on: Investment securities	268,426,082
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		268,426,059
Net gain (loss)		342,683,080
Net increase (decrease) in net assets resulting from operations		$359,437,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,754,121	$17,786,972
Net realized gain (loss)	74,257,021	246,136,773
Change in net unrealized appreciation (depreciation)	268,426,059	(119,544,714)
Net increase (decrease) in net assets resulting from operations	359,437,201	144,379,031
Distributions to shareholders from net investment income	(25,276,325)	(21,953,514)
Distributions to shareholders from net realized gain	(209,689,488)	(264,173,272)
Total distributions	(234,965,813)	(286,126,786)
Share transactions - net increase (decrease)	209,528,523	541,183,028
Redemption fees	198,184	204,719
Total increase (decrease) in net assets	334,198,095	399,639,992
Net Assets
Beginning of period	3,208,574,158	2,808,934,166
End of period	$3,542,772,253	$3,208,574,158
Other Information
Undistributed net investment income end of period	$–	$6,559,742
Distributions in excess of net investment income end of period	$(1,962,462)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.92	$19.14	$19.29	$19.96	$14.86	$15.48
Income from Investment Operations
Net investment income (loss)A	.07B	.07	.10C	.03	.07	.01
Net realized and unrealized gain (loss)	1.84	.56	2.01	1.24	5.57	.30
Total from investment operations	1.91	.63	2.11	1.27	5.64	.31
Distributions from net investment income	(.10)	(.11)	(.02)	(.01)	(.07)	(.01)
Distributions from net realized gain	(1.20)	(1.75)	(2.25)	(1.93)	(.47)	(.93)
Total distributions	(1.30)	(1.85)D	(2.26)E	(1.94)	(.54)	(.93)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$18.53	$17.92	$19.14	$19.29	$19.96	$14.86
Total ReturnH,I,J	11.48%	4.07%	11.86%	6.83%	39.09%	3.24%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.25%M	1.41%	1.42%	1.36%	1.36%	1.44%
Expenses net of fee waivers, if any	1.25%M	1.41%	1.39%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.25%M	1.41%	1.39%	1.34%	1.36%	1.44%
Net investment income (loss)	.81%B,M	.43%	.52%C	.13%	.41%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$218,331	$218,364	$235,844	$258,183	$275,265	$150,285
Portfolio turnover rateN	28%M	33%	34%	26%O	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 D Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 E Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 F Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$18.78	$18.98	$19.70	$14.70	$15.34
Income from Investment Operations
Net investment income (loss)A	.05B	.03	.05C	(.02)	.03	(.02)
Net realized and unrealized gain (loss)	1.79	.54	1.98	1.23	5.50	.31
Total from investment operations	1.84	.57	2.03	1.21	5.53	.29
Distributions from net investment income	(.07)	(.06)	–	–	(.06)	–
Distributions from net realized gain	(1.20)	(1.75)	(2.23)	(1.93)	(.47)	(.93)
Total distributions	(1.26)D	(1.81)	(2.23)	(1.93)	(.53)	(.93)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$18.12	$17.54	$18.78	$18.98	$19.70	$14.70
Total ReturnF,G,H	11.34%	3.76%	11.58%	6.58%	38.70%	3.08%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.66%	1.67%	1.61%	1.60%	1.67%
Expenses net of fee waivers, if any	1.49%K	1.66%	1.64%	1.59%	1.60%	1.67%
Expenses net of all reductions	1.49%K	1.65%	1.63%	1.59%	1.59%	1.67%
Net investment income (loss)	.57%B,K	.19%	.27%C	(.11)%	.18%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$84,862	$82,337	$91,716	$100,975	$107,444	$57,514
Portfolio turnover rateL	28%K	33%	34%	26%M	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 D Total distributions of $1.26 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $1.195 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.52	$17.82	$18.19	$19.06	$14.28	$15.01
Income from Investment Operations
Net investment income (loss)A	–B,C	(.05)	(.04)D	(.12)	(.06)	(.09)
Net realized and unrealized gain (loss)	1.69	.50	1.90	1.18	5.34	.29
Total from investment operations	1.69	.45	1.86	1.06	5.28	.20
Distributions from net investment income	(.04)	–	–	–	(.03)	–
Distributions from net realized gain	(1.20)	(1.75)	(2.23)	(1.93)	(.47)	(.93)
Total distributions	(1.23)E	(1.75)	(2.23)	(1.93)	(.50)	(.93)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.98	$16.52	$17.82	$18.19	$19.06	$14.28
Total ReturnF,G,H	11.10%	3.20%	11.05%	5.97%	38.00%	2.52%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.01%K	2.18%	2.19%	2.12%	2.13%	2.19%
Expenses net of fee waivers, if any	2.01%K	2.17%	2.16%	2.11%	2.13%	2.19%
Expenses net of all reductions	2.01%K	2.17%	2.15%	2.10%	2.12%	2.19%
Net investment income (loss)	.06%C,K	(.33)%	(.25)%D	(.63)%	(.35)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$57,137	$57,231	$64,928	$70,541	$76,018	$47,265
Portfolio turnover rateL	28%K	33%	34%	26%M	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $1.195 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.22	$19.45	$19.57	$20.22	$15.05	$15.62
Income from Investment Operations
Net investment income (loss)A	.10B	.12	.15C	.08	.12	.06
Net realized and unrealized gain (loss)	1.87	.55	2.05	1.26	5.63	.32
Total from investment operations	1.97	.67	2.20	1.34	5.75	.38
Distributions from net investment income	(.15)	(.15)	(.07)	(.06)	(.11)	(.02)
Distributions from net realized gain	(1.20)	(1.75)	(2.25)	(1.93)	(.47)	(.93)
Total distributions	(1.34)D	(1.90)	(2.32)	(1.99)	(.58)	(.95)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$18.85	$18.22	$19.45	$19.57	$20.22	$15.05
Total ReturnF,G	11.67%	4.23%	12.18%	7.12%	39.45%	3.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.18%	1.15%	1.08%	1.07%	1.13%
Expenses net of fee waivers, if any	1.00%J	1.18%	1.12%	1.06%	1.07%	1.13%
Expenses net of all reductions	1.00%J	1.17%	1.12%	1.06%	1.06%	1.13%
Net investment income (loss)	1.06%B,J	.67%	.78%C	.41%	.71%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,748,059	$2,460,714	$2,036,157	$2,060,546	$2,672,854	$1,756,962
Portfolio turnover rateK	28%J	33%	34%	26%L	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .62%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 D Total distributions of $1.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $1.195 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.23	$19.45	$19.57	$20.23	$15.05	$15.63
Income from Investment Operations
Net investment income (loss)A	.10B	.12	.15C	.08	.12	.06
Net realized and unrealized gain (loss)	1.87	.56	2.05	1.25	5.65	.31
Total from investment operations	1.97	.68	2.20	1.33	5.77	.37
Distributions from net investment income	(.15)	(.16)	(.07)	(.06)	(.12)	(.02)
Distributions from net realized gain	(1.20)	(1.75)	(2.25)	(1.93)	(.47)	(.93)
Total distributions	(1.35)	(1.90)D	(2.32)	(1.99)	(.59)	(.95)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$18.85	$18.23	$19.45	$19.57	$20.23	$15.05
Total ReturnF,G	11.64%	4.31%	12.17%	7.08%	39.54%	3.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	1.14%	1.15%	1.09%	1.07%	1.14%
Expenses net of fee waivers, if any	.98%J	1.14%	1.12%	1.07%	1.07%	1.14%
Expenses net of all reductions	.98%J	1.14%	1.12%	1.07%	1.06%	1.14%
Net investment income (loss)	1.09%B,J	.70%	.79%C	.40%	.70%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$434,384	$389,928	$376,817	$342,500	$359,582	$138,981
Portfolio turnover rateK	28%J	33%	34%	26%L	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. The Fund is closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$793,746,180
Gross unrealized depreciation	(123,679,785)
Net unrealized appreciation (depreciation) on securities	$670,066,395
Tax cost	$2,984,269,279

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,887,516 and $491,375,336, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$268,197	$–
Class T	.25%	.25%	206,676	–
Class C	.75%	.25%	282,157	2,174
			$757,030	$2,174

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,505
Class T	1,204
Class C(a)	442
$5,151

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$227,014.21
Class T	84,590.20
Class C	62,277.22
Small Cap Value	2,702,051.21
Class I	386,902.19
	$3,462,834

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,333 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,364,000.60%		$205

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,276 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $655,480. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $354,480, including $2,947 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,238 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,836.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$1,211,951	$1,294,370
Class T	315,714	298,011
Class C	123,016	–
Small Cap Value	20,285,848	17,252,892
Class I	3,339,796	3,108,241
Total	$25,276,325	$21,953,514
From net realized gain
Class A	$14,206,153	$21,315,531
Class T	5,563,446	8,511,334
Class B	–	317,311
Class C	4,084,634	6,297,703
Small Cap Value	160,012,743	193,459,994
Class I	25,822,512	34,271,399
Total	$209,689,488	$264,173,272

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	842,764	2,145,353	$15,020,464	$36,585,285
Reinvestment of distributions	903,681	1,320,026	15,154,493	22,234,691
Shares redeemed	(2,150,519)	(3,598,901)	(37,816,610)	(60,922,417)
Net increase (decrease)	(404,074)	(133,522)	$(7,641,653)	$(2,102,441)
Class T
Shares sold	371,787	664,517	$6,546,604	$11,103,956
Reinvestment of distributions	354,357	527,842	5,809,032	8,714,816
Shares redeemed	(737,760)	(1,382,867)	(12,821,584)	(22,787,541)
Net increase (decrease)	(11,616)	(190,508)	$(465,948)	$(2,968,769)
Class B
Shares sold	–	4,363	$–	$67,145
Reinvestment of distributions	–	19,426	–	302,868
Shares redeemed	–	(219,046)	–	(3,435,330)
Net increase (decrease)	–	(195,257)	$–	$(3,065,317)
Class C
Shares sold	115,613	192,093	$1,897,592	$2,998,393
Reinvestment of distributions	251,057	367,680	3,851,053	5,744,375
Shares redeemed	(464,942)	(740,656)	(7,511,453)	(11,631,361)
Net increase (decrease)	(98,272)	(180,883)	$(1,762,808)	$(2,888,593)
Small Cap Value
Shares sold	23,275,939	41,988,674	$429,921,617	$719,207,580
Reinvestment of distributions	10,073,160	11,458,933	172,025,201	196,111,327
Shares redeemed	(22,566,016)	(23,136,423)	(411,552,472)	(398,026,994)
Net increase (decrease)	10,783,083	30,311,184	$190,394,346	$517,291,913
Class I
Shares sold	2,882,627	4,744,642	$52,322,458	$82,352,801
Reinvestment of distributions	1,477,352	1,907,860	25,225,719	32,653,194
Shares redeemed	(2,705,777)	(4,639,051)	(48,543,591)	(80,089,760)
Net increase (decrease)	1,654,202	2,013,451	$29,004,586	$34,916,235

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.25%
Actual		$1,000.00	$1,114.80	$6.66
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class T	1.49%
Actual		$1,000.00	$1,113.40	$7.94
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Class C	2.01%
Actual		$1,000.00	$1,111.00	$10.69
Hypothetical-C		$1,000.00	$1,015.07	$10.21
Small Cap Value	1.00%
Actual		$1,000.00	$1,116.70	$5.34
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	.98%
Actual		$1,000.00	$1,116.40	$5.23
Hypothetical-C		$1,000.00	$1,020.27	$4.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCV-SANN-0317
1.803738.113

Fidelity® Small Cap Value Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Allied World Assurance Co. Holdings AG	3.0	2.8
CVB Financial Corp.	2.9	2.3
Moog, Inc. Class A	2.8	3.0
Science Applications International Corp.	2.8	2.3
Potlatch Corp.	2.7	2.7
Genesee & Wyoming, Inc. Class A	2.7	2.6
First American Financial Corp.	2.7	2.6
UMB Financial Corp.	2.6	2.1
Cullen/Frost Bankers, Inc.	2.5	2.1
Silgan Holdings, Inc.	2.5	2.1
	27.2

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	40.3
Industrials	15.3	14.2
Information Technology	12.1	10.4
Consumer Discretionary	11.5	12.3
Real Estate	8.5	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 14.7%

As of July 31, 2016*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 12.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.8%
Standard Motor Products, Inc.	600,000	$29,922,000
Diversified Consumer Services - 0.7%
Strayer Education, Inc. (a)	305,149	24,717,069
Household Durables - 4.5%
CalAtlantic Group, Inc.	2,500,000	87,175,000
Meritage Homes Corp. (a)	1,950,000	71,662,500
		158,837,500
Multiline Retail - 1.4%
Dillard's, Inc. Class A (b)	900,000	50,796,000
Specialty Retail - 4.1%
Aarons, Inc. Class A	2,000,000	61,880,000
Genesco, Inc. (a)	450,000	27,090,000
Hibbett Sports, Inc. (a)(b)(c)	1,650,000	54,450,000
		143,420,000

TOTAL CONSUMER DISCRETIONARY		407,692,569

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.9%
United Natural Foods, Inc. (a)	1,500,000	68,550,000
Tobacco - 0.3%
Universal Corp.	146,169	9,939,492

TOTAL CONSUMER STAPLES		78,489,492

ENERGY - 4.4%
Energy Equipment & Services - 2.3%
Hornbeck Offshore Services, Inc. (a)(b)	1,600,000	11,600,000
ShawCor Ltd. Class A	2,500,000	69,836,695
		81,436,695
Oil, Gas & Consumable Fuels - 2.1%
World Fuel Services Corp.	1,700,000	75,616,000

TOTAL ENERGY		157,052,695

FINANCIALS - 29.6%
Banks - 15.8%
Associated Banc-Corp.	2,700,000	68,310,000
BOK Financial Corp. (b)	1,000,000	82,240,000
Cullen/Frost Bankers, Inc.	1,000,000	89,400,000
CVB Financial Corp.	4,500,010	101,430,225
First Citizen Bancshares, Inc.	140,370	51,479,294
First Citizen Bancshares, Inc. Class A (a)	180,954	66,363,070
Popular, Inc.	172,521	7,665,108
UMB Financial Corp.	1,200,000	92,568,000
		559,455,697
Capital Markets - 2.7%
Federated Investors, Inc. Class B (non-vtg.)	2,000,000	52,020,000
OM Asset Management Ltd.	3,027,201	42,683,534
		94,703,534
Insurance - 10.0%
Allied World Assurance Co. Holdings AG	2,000,000	106,259,999
Aspen Insurance Holdings Ltd.	500,000	28,200,000
Enstar Group Ltd. (a)	224,664	43,506,184
First American Financial Corp.	2,500,000	93,950,000
ProAssurance Corp.	1,515,598	82,448,531
		354,364,714
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	1,250,000	41,062,500

TOTAL FINANCIALS		1,049,586,445

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.6%
LivaNova PLC (a)	1,195,148	57,492,595
Health Care Providers & Services - 3.5%
Civitas Solutions, Inc. (a)(c)	2,500,000	45,750,000
Team Health Holdings, Inc. (a)	1,800,000	78,228,000
		123,978,000
Health Care Technology - 0.6%
Cegedim SA (a)	670,247	18,819,058
Pharmaceuticals - 0.8%
Innoviva, Inc. (a)(b)	2,681,753	28,426,582

TOTAL HEALTH CARE		228,716,235

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.8%
Moog, Inc. Class A (a)	1,500,000	98,805,000
Commercial Services & Supplies - 0.7%
Essendant, Inc.	1,228,898	25,671,679
Electrical Equipment - 3.9%
AZZ, Inc.	500,000	29,775,000
Melrose Industries PLC	15,000,000	36,843,675
Regal Beloit Corp.	1,000,606	72,643,996
		139,262,671
Machinery - 3.4%
Hillenbrand, Inc.	1,000,000	36,550,000
Mueller Industries, Inc.	2,100,000	84,546,000
		121,096,000
Road & Rail - 2.7%
Genesee & Wyoming, Inc. Class A (a)	1,250,000	94,200,000
Trading Companies & Distributors - 1.8%
WESCO International, Inc. (a)	900,000	63,630,000

TOTAL INDUSTRIALS		542,665,350

INFORMATION TECHNOLOGY - 12.1%
Electronic Equipment & Components - 4.8%
Jabil Circuit, Inc.	1,000,000	23,980,000
SYNNEX Corp.	500,000	60,090,000
Tech Data Corp. (a)	1,000,000	85,560,000
		169,630,000
Internet Software & Services - 3.8%
Cimpress NV (a)(b)	600,000	50,634,000
j2 Global, Inc.	1,000,000	83,810,000
		134,444,000
IT Services - 2.8%
Science Applications International Corp.	1,200,000	97,704,000
Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer, Inc. (a)	1,000,000	26,450,000

TOTAL INFORMATION TECHNOLOGY		428,228,000

MATERIALS - 4.6%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	1,500,000	87,765,000
Metals & Mining - 2.1%
Compass Minerals International, Inc. (b)	900,000	75,240,000

TOTAL MATERIALS		163,005,000

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Potlatch Corp. (c)	2,300,000	94,760,000
Sabra Health Care REIT, Inc.	2,500,000	63,500,000
Store Capital Corp.	3,500,000	82,810,000
		241,070,000
Real Estate Management & Development - 1.7%
Kennedy Wilson Europe Real Estate PLC	5,000,000	59,629,200

TOTAL REAL ESTATE		300,699,200

UTILITIES - 3.8%
Electric Utilities - 3.8%
El Paso Electric Co.	1,500,000	68,850,000
IDACORP, Inc.	800,000	64,016,000
		132,866,000
TOTAL COMMON STOCKS
(Cost $2,818,728,124)		3,489,000,986

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.62% (d)	62,200,802	62,213,242
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	103,100,825	103,121,446
TOTAL MONEY MARKET FUNDS
(Cost $165,315,289)		165,334,688
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $2,984,043,413)		3,654,335,674
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(111,563,421)
NET ASSETS - 100%		$3,542,772,253

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,184
Fidelity Securities Lending Cash Central Fund	354,480
Total	$453,664

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$51,905,817	$1,436,164	$--	$--	$45,750,000
Hibbett Sports, Inc.	56,765,952	1,026,770	--	--	54,450,000
Potlatch Corp.	87,975,000	--	--	--	94,760,000
Universal Corp.	77,103,000	--	81,479,288	1,070,000	--
Total	$273,749,769	$2,462,934	$81,479,288	$1,070,000	$194,960,000

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
United Kingdom	3.8%
Switzerland	3.0%
Bermuda	2.0%
Canada	2.0%
Bailiwick of Jersey	1.7%
Netherlands	1.4%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,918,638) — See accompanying schedule: Unaffiliated issuers (cost $2,649,615,235)	$3,294,040,986
Fidelity Central Funds (cost $165,315,289)	165,334,688
Other affiliated issuers (cost $169,112,889)	194,960,000
Total Investments (cost $2,984,043,413)		$3,654,335,674
Receivable for investments sold		7,211,960
Receivable for fund shares sold		3,066,365
Dividends receivable		1,055,562
Distributions receivable from Fidelity Central Funds		63,353
Prepaid expenses		5,202
Other receivables		38,800
Total assets		3,665,776,916
Liabilities
Payable for investments purchased	$10,620,689
Payable for fund shares redeemed	6,205,431
Accrued management fee	2,221,776
Distribution and service plan fees payable	129,728
Other affiliated payables	687,519
Other payables and accrued expenses	40,970
Collateral on Securities Loaned	103,098,550
Total liabilities		123,004,663
Net Assets		$3,542,772,253
Net Assets consist of:
Paid in capital		$2,823,499,061
Distributions in excess of net investment income		(1,962,462)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,943,452
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		670,292,202
Net Assets		$3,542,772,253
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($218,330,917 ÷ 11,784,285 shares)		$18.53
Maximum offering price per share (100/94.25 of $18.53)		$19.66
Class T:
Net Asset Value and redemption price per share ($84,862,090 ÷ 4,682,648 shares)		$18.12
Maximum offering price per share (100/96.50 of $18.12)		$18.78
Class C:
Net Asset Value and offering price per share ($57,136,891 ÷ 3,365,174 shares)(a)		$16.98
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($2,748,058,589 ÷ 145,804,867 shares)		$18.85
Class I:
Net Asset Value, offering price and redemption price per share ($434,383,766 ÷ 23,041,536 shares)		$18.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends (including $1,070,000 earned from other affiliated issuers)		$26,132,682
Special dividends		7,341,000
Income from Fidelity Central Funds		453,664
Total income		33,927,346
Expenses
Management fee
Basic fee	$11,469,883
Performance adjustment	790,046
Transfer agent fees	3,462,834
Distribution and service plan fees	757,030
Accounting and security lending fees	495,266
Custodian fees and expenses	24,517
Independent trustees' fees and expenses	6,725
Registration fees	139,235
Audit	35,358
Legal	5,045
Interest	205
Miscellaneous	12,171
Total expenses before reductions	17,198,315
Expense reductions	(25,090)	17,173,225
Net investment income (loss)		16,754,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,763,046
Fidelity Central Funds	12,302
Other affiliated issuers	25,486,712
Foreign currency transactions	(5,039)
Total net realized gain (loss)		74,257,021
Change in net unrealized appreciation (depreciation) on: Investment securities	268,426,082
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		268,426,059
Net gain (loss)		342,683,080
Net increase (decrease) in net assets resulting from operations		$359,437,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,754,121	$17,786,972
Net realized gain (loss)	74,257,021	246,136,773
Change in net unrealized appreciation (depreciation)	268,426,059	(119,544,714)
Net increase (decrease) in net assets resulting from operations	359,437,201	144,379,031
Distributions to shareholders from net investment income	(25,276,325)	(21,953,514)
Distributions to shareholders from net realized gain	(209,689,488)	(264,173,272)
Total distributions	(234,965,813)	(286,126,786)
Share transactions - net increase (decrease)	209,528,523	541,183,028
Redemption fees	198,184	204,719
Total increase (decrease) in net assets	334,198,095	399,639,992
Net Assets
Beginning of period	3,208,574,158	2,808,934,166
End of period	$3,542,772,253	$3,208,574,158
Other Information
Undistributed net investment income end of period	$–	$6,559,742
Distributions in excess of net investment income end of period	$(1,962,462)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.92	$19.14	$19.29	$19.96	$14.86	$15.48
Income from Investment Operations
Net investment income (loss)A	.07B	.07	.10C	.03	.07	.01
Net realized and unrealized gain (loss)	1.84	.56	2.01	1.24	5.57	.30
Total from investment operations	1.91	.63	2.11	1.27	5.64	.31
Distributions from net investment income	(.10)	(.11)	(.02)	(.01)	(.07)	(.01)
Distributions from net realized gain	(1.20)	(1.75)	(2.25)	(1.93)	(.47)	(.93)
Total distributions	(1.30)	(1.85)D	(2.26)E	(1.94)	(.54)	(.93)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$18.53	$17.92	$19.14	$19.29	$19.96	$14.86
Total ReturnH,I,J	11.48%	4.07%	11.86%	6.83%	39.09%	3.24%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.25%M	1.41%	1.42%	1.36%	1.36%	1.44%
Expenses net of fee waivers, if any	1.25%M	1.41%	1.39%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.25%M	1.41%	1.39%	1.34%	1.36%	1.44%
Net investment income (loss)	.81%B,M	.43%	.52%C	.13%	.41%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$218,331	$218,364	$235,844	$258,183	$275,265	$150,285
Portfolio turnover rateN	28%M	33%	34%	26%O	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 D Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 E Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 F Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$18.78	$18.98	$19.70	$14.70	$15.34
Income from Investment Operations
Net investment income (loss)A	.05B	.03	.05C	(.02)	.03	(.02)
Net realized and unrealized gain (loss)	1.79	.54	1.98	1.23	5.50	.31
Total from investment operations	1.84	.57	2.03	1.21	5.53	.29
Distributions from net investment income	(.07)	(.06)	–	–	(.06)	–
Distributions from net realized gain	(1.20)	(1.75)	(2.23)	(1.93)	(.47)	(.93)
Total distributions	(1.26)D	(1.81)	(2.23)	(1.93)	(.53)	(.93)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$18.12	$17.54	$18.78	$18.98	$19.70	$14.70
Total ReturnF,G,H	11.34%	3.76%	11.58%	6.58%	38.70%	3.08%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.50%K	1.66%	1.67%	1.61%	1.60%	1.67%
Expenses net of fee waivers, if any	1.49%K	1.66%	1.64%	1.59%	1.60%	1.67%
Expenses net of all reductions	1.49%K	1.65%	1.63%	1.59%	1.59%	1.67%
Net investment income (loss)	.57%B,K	.19%	.27%C	(.11)%	.18%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$84,862	$82,337	$91,716	$100,975	$107,444	$57,514
Portfolio turnover rateL	28%K	33%	34%	26%M	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 D Total distributions of $1.26 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $1.195 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.52	$17.82	$18.19	$19.06	$14.28	$15.01
Income from Investment Operations
Net investment income (loss)A	–B,C	(.05)	(.04)D	(.12)	(.06)	(.09)
Net realized and unrealized gain (loss)	1.69	.50	1.90	1.18	5.34	.29
Total from investment operations	1.69	.45	1.86	1.06	5.28	.20
Distributions from net investment income	(.04)	–	–	–	(.03)	–
Distributions from net realized gain	(1.20)	(1.75)	(2.23)	(1.93)	(.47)	(.93)
Total distributions	(1.23)E	(1.75)	(2.23)	(1.93)	(.50)	(.93)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.98	$16.52	$17.82	$18.19	$19.06	$14.28
Total ReturnF,G,H	11.10%	3.20%	11.05%	5.97%	38.00%	2.52%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.01%K	2.18%	2.19%	2.12%	2.13%	2.19%
Expenses net of fee waivers, if any	2.01%K	2.17%	2.16%	2.11%	2.13%	2.19%
Expenses net of all reductions	2.01%K	2.17%	2.15%	2.10%	2.12%	2.19%
Net investment income (loss)	.06%C,K	(.33)%	(.25)%D	(.63)%	(.35)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$57,137	$57,231	$64,928	$70,541	$76,018	$47,265
Portfolio turnover rateL	28%K	33%	34%	26%M	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $1.195 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.22	$19.45	$19.57	$20.22	$15.05	$15.62
Income from Investment Operations
Net investment income (loss)A	.10B	.12	.15C	.08	.12	.06
Net realized and unrealized gain (loss)	1.87	.55	2.05	1.26	5.63	.32
Total from investment operations	1.97	.67	2.20	1.34	5.75	.38
Distributions from net investment income	(.15)	(.15)	(.07)	(.06)	(.11)	(.02)
Distributions from net realized gain	(1.20)	(1.75)	(2.25)	(1.93)	(.47)	(.93)
Total distributions	(1.34)D	(1.90)	(2.32)	(1.99)	(.58)	(.95)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$18.85	$18.22	$19.45	$19.57	$20.22	$15.05
Total ReturnF,G	11.67%	4.23%	12.18%	7.12%	39.45%	3.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.18%	1.15%	1.08%	1.07%	1.13%
Expenses net of fee waivers, if any	1.00%J	1.18%	1.12%	1.06%	1.07%	1.13%
Expenses net of all reductions	1.00%J	1.17%	1.12%	1.06%	1.06%	1.13%
Net investment income (loss)	1.06%B,J	.67%	.78%C	.41%	.71%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,748,059	$2,460,714	$2,036,157	$2,060,546	$2,672,854	$1,756,962
Portfolio turnover rateK	28%J	33%	34%	26%L	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .62%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 D Total distributions of $1.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $1.195 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.23	$19.45	$19.57	$20.23	$15.05	$15.63
Income from Investment Operations
Net investment income (loss)A	.10B	.12	.15C	.08	.12	.06
Net realized and unrealized gain (loss)	1.87	.56	2.05	1.25	5.65	.31
Total from investment operations	1.97	.68	2.20	1.33	5.77	.37
Distributions from net investment income	(.15)	(.16)	(.07)	(.06)	(.12)	(.02)
Distributions from net realized gain	(1.20)	(1.75)	(2.25)	(1.93)	(.47)	(.93)
Total distributions	(1.35)	(1.90)D	(2.32)	(1.99)	(.59)	(.95)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$18.85	$18.23	$19.45	$19.57	$20.23	$15.05
Total ReturnF,G	11.64%	4.31%	12.17%	7.08%	39.54%	3.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	1.14%	1.15%	1.09%	1.07%	1.14%
Expenses net of fee waivers, if any	.98%J	1.14%	1.12%	1.07%	1.07%	1.14%
Expenses net of all reductions	.98%J	1.14%	1.12%	1.07%	1.06%	1.14%
Net investment income (loss)	1.09%B,J	.70%	.79%C	.40%	.70%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$434,384	$389,928	$376,817	$342,500	$359,582	$138,981
Portfolio turnover rateK	28%J	33%	34%	26%L	29%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. The Fund is closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$793,746,180
Gross unrealized depreciation	(123,679,785)
Net unrealized appreciation (depreciation) on securities	$670,066,395
Tax cost	$2,984,269,279

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $448,887,516 and $491,375,336, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$268,197	$–
Class T	.25%	.25%	206,676	–
Class C	.75%	.25%	282,157	2,174
			$757,030	$2,174

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,505
Class T	1,204
Class C(a)	442
$5,151

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$227,014.21
Class T	84,590.20
Class C	62,277.22
Small Cap Value	2,702,051.21
Class I	386,902.19
	$3,462,834

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,333 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,364,000.60%		$205

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,276 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $655,480. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $354,480, including $2,947 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,238 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $16.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,836.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$1,211,951	$1,294,370
Class T	315,714	298,011
Class C	123,016	–
Small Cap Value	20,285,848	17,252,892
Class I	3,339,796	3,108,241
Total	$25,276,325	$21,953,514
From net realized gain
Class A	$14,206,153	$21,315,531
Class T	5,563,446	8,511,334
Class B	–	317,311
Class C	4,084,634	6,297,703
Small Cap Value	160,012,743	193,459,994
Class I	25,822,512	34,271,399
Total	$209,689,488	$264,173,272

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	842,764	2,145,353	$15,020,464	$36,585,285
Reinvestment of distributions	903,681	1,320,026	15,154,493	22,234,691
Shares redeemed	(2,150,519)	(3,598,901)	(37,816,610)	(60,922,417)
Net increase (decrease)	(404,074)	(133,522)	$(7,641,653)	$(2,102,441)
Class T
Shares sold	371,787	664,517	$6,546,604	$11,103,956
Reinvestment of distributions	354,357	527,842	5,809,032	8,714,816
Shares redeemed	(737,760)	(1,382,867)	(12,821,584)	(22,787,541)
Net increase (decrease)	(11,616)	(190,508)	$(465,948)	$(2,968,769)
Class B
Shares sold	–	4,363	$–	$67,145
Reinvestment of distributions	–	19,426	–	302,868
Shares redeemed	–	(219,046)	–	(3,435,330)
Net increase (decrease)	–	(195,257)	$–	$(3,065,317)
Class C
Shares sold	115,613	192,093	$1,897,592	$2,998,393
Reinvestment of distributions	251,057	367,680	3,851,053	5,744,375
Shares redeemed	(464,942)	(740,656)	(7,511,453)	(11,631,361)
Net increase (decrease)	(98,272)	(180,883)	$(1,762,808)	$(2,888,593)
Small Cap Value
Shares sold	23,275,939	41,988,674	$429,921,617	$719,207,580
Reinvestment of distributions	10,073,160	11,458,933	172,025,201	196,111,327
Shares redeemed	(22,566,016)	(23,136,423)	(411,552,472)	(398,026,994)
Net increase (decrease)	10,783,083	30,311,184	$190,394,346	$517,291,913
Class I
Shares sold	2,882,627	4,744,642	$52,322,458	$82,352,801
Reinvestment of distributions	1,477,352	1,907,860	25,225,719	32,653,194
Shares redeemed	(2,705,777)	(4,639,051)	(48,543,591)	(80,089,760)
Net increase (decrease)	1,654,202	2,013,451	$29,004,586	$34,916,235

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.25%
Actual		$1,000.00	$1,114.80	$6.66
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class T	1.49%
Actual		$1,000.00	$1,113.40	$7.94
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Class C	2.01%
Actual		$1,000.00	$1,111.00	$10.69
Hypothetical-C		$1,000.00	$1,015.07	$10.21
Small Cap Value	1.00%
Actual		$1,000.00	$1,116.70	$5.34
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class I	.98%
Actual		$1,000.00	$1,116.40	$5.23
Hypothetical-C		$1,000.00	$1,020.27	$4.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SCV-SANN-0317
1.803709.112

Fidelity Advisor® Small Cap Growth Fund - Class A, Class T, Class C and Class I Semi-Annual Report January 31, 2017 Class A, Class T, Class C and Class I are classes of Fidelity® Small Cap Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
2U, Inc.	2.7	3.3
Stamps.com, Inc.	2.0	1.9
Grand Canyon Education, Inc.	2.0	0.5
Vail Resorts, Inc.	1.8	1.0
The Chemours Co. LLC	1.7	0.0
Allison Transmission Holdings, Inc.	1.6	0.7
NxStage Medical, Inc.	1.4	2.5
Take-Two Interactive Software, Inc.	1.3	0.0
BWX Technologies, Inc.	1.3	0.7
Cirrus Logic, Inc.	1.2	1.5
	17.0

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	27.7
Health Care	19.0	26.1
Industrials	16.6	15.3
Consumer Discretionary	15.6	12.3
Financials	9.1	8.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.5%

As of July 31, 2016*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 8.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)
Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.5%
Lci Industries	118,502	$13,005,595
Distributors - 0.4%
Pool Corp.	90,000	9,500,400
Diversified Consumer Services - 2.8%
Grand Canyon Education, Inc. (a)	860,075	50,727,224
Houghton Mifflin Harcourt Co. (a)	943,530	10,661,889
Service Corp. International	342,700	9,982,851
		71,371,964
Hotels, Restaurants & Leisure - 8.9%
Buffalo Wild Wings, Inc. (a)	194,462	29,363,762
Cedar Fair LP (depositary unit)	418,129	26,145,606
Churchill Downs, Inc.	100,000	14,335,000
Dave & Buster's Entertainment, Inc. (a)	362,700	19,752,642
Freshii, Inc.	654,500	6,146,390
Jack in the Box, Inc.	235,000	25,361,200
Papa John's International, Inc.	305,000	25,992,100
Shake Shack, Inc. Class A (a)	12,537	442,681
U.S. Foods Holding Corp.	970,000	26,384,000
Vail Resorts, Inc.	269,690	46,262,623
Wingstop, Inc.	166,700	4,745,949
		224,931,953
Household Durables - 2.2%
Cavco Industries, Inc. (a)	100,000	9,825,000
iRobot Corp. (a)	153,947	9,323,030
M/I Homes, Inc. (a)	430,190	10,814,977
SodaStream International Ltd. (a)(b)	209,103	9,198,441
TopBuild Corp. (a)	410,000	15,215,100
		54,376,548
Media - 0.4%
Cinemark Holdings, Inc.	235,683	10,016,528
Specialty Retail - 0.4%
Burlington Stores, Inc. (a)	70,000	5,859,000
Winmark Corp.	31,438	3,481,759
		9,340,759

TOTAL CONSUMER DISCRETIONARY		392,543,747

CONSUMER STAPLES - 3.0%
Beverages - 0.0%
REED'S, Inc. (a)	245,879	1,032,692
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	304,159	13,900,066
Food Products - 0.5%
Post Holdings, Inc. (a)	160,000	13,388,800
Household Products - 1.3%
Central Garden & Pet Co. (a)(b)(c)	500,400	16,438,140
Central Garden & Pet Co. Class A (non-vtg.) (a)(c)	500,000	15,390,000
		31,828,140
Personal Products - 0.6%
Herbalife Ltd. (a)	275,000	15,455,000

TOTAL CONSUMER STAPLES		75,604,698

ENERGY - 2.8%
Energy Equipment & Services - 1.4%
Dril-Quip, Inc. (a)	84,657	5,265,665
Frank's International NV (b)	800,000	9,472,000
Oil States International, Inc. (a)	158,600	6,264,700
Superior Drilling Products, Inc. (a)	462,622	467,248
Tesco Corp. (a)	1,152,960	9,915,456
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	2,684,488
		34,069,557
Oil, Gas & Consumable Fuels - 1.4%
Callon Petroleum Co. (a)	700,000	10,696,000
PDC Energy, Inc. (a)	166,500	12,311,010
SM Energy Co.	230,000	7,017,300
StealthGas, Inc. (a)	1,414,187	5,501,187
		35,525,497

TOTAL ENERGY		69,595,054

FINANCIALS - 9.1%
Banks - 2.2%
Banner Corp.	195,000	10,943,400
Investors Bancorp, Inc.	1,383,998	19,860,371
Lakeland Financial Corp.	154,995	6,884,878
PacWest Bancorp	335,000	18,559,000
		56,247,649
Capital Markets - 2.3%
Apollo Global Management LLC Class A	800,000	16,992,000
CBOE Holdings, Inc.	232,300	18,495,726
Legg Mason, Inc.	200,000	6,338,000
MSCI, Inc.	186,846	15,461,507
		57,287,233
Diversified Financial Services - 0.5%
Cotiviti Holdings, Inc. (b)	378,061	12,801,145
Insurance - 1.9%
Assured Guaranty Ltd.	265,000	10,311,150
Enstar Group Ltd. (a)	105,000	20,333,250
NIB Holdings Ltd.	2,500,000	8,740,560
ProAssurance Corp.	160,000	8,704,000
		48,088,960
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd. (a)	470,000	16,247,900
Meridian Bancorp, Inc. Maryland	1,096,534	20,669,666
WSFS Financial Corp.	380,000	17,214,000
		54,131,566

TOTAL FINANCIALS		228,556,553

HEALTH CARE - 19.0%
Biotechnology - 4.8%
Advanced Accelerator Applications SA sponsored ADR (a)	163,797	5,302,109
Alder Biopharmaceuticals, Inc. (a)	330,000	6,781,500
Amicus Therapeutics, Inc. (a)	849,700	4,673,350
Ascendis Pharma A/S sponsored ADR (a)(b)	415,183	8,901,524
Blueprint Medicines Corp. (a)	250,000	8,520,000
Cellectis SA sponsored ADR (a)	129,100	2,354,784
Coherus BioSciences, Inc. (a)(b)	306,750	8,558,325
Curis, Inc. (a)	1,998,200	5,734,834
DBV Technologies SA sponsored ADR (a)	154,188	5,322,570
Dyax Corp. rights 12/31/19 (a)	380,400	951,000
Exelixis, Inc. (a)	209,925	3,803,841
Five Prime Therapeutics, Inc. (a)	154,800	7,091,388
Heron Therapeutics, Inc. (a)(b)	331,399	4,308,187
Intercept Pharmaceuticals, Inc. (a)	31,600	3,468,100
La Jolla Pharmaceutical Co. (a)	152,622	2,968,498
Lion Biotechnologies, Inc. (a)(b)	581,930	4,218,993
Macrogenics, Inc. (a)	280,000	5,171,600
Otonomy, Inc. (a)	338,029	4,952,125
Proteostasis Therapeutics, Inc.	35,506	523,714
TESARO, Inc. (a)	125,000	20,355,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	8,251,100
		122,212,542
Health Care Equipment & Supplies - 5.3%
Cantel Medical Corp.	194,996	15,094,640
Cryolife, Inc. (a)	479,081	9,102,539
Globus Medical, Inc. (a)	500,000	13,180,000
ICU Medical, Inc. (a)	70,000	9,597,000
Insulet Corp. (a)	301,600	12,546,560
Integra LifeSciences Holdings Corp. (a)	651,800	27,199,614
NxStage Medical, Inc. (a)	1,291,032	34,728,761
Wright Medical Group NV (a)	472,129	11,888,208
		133,337,322
Health Care Providers & Services - 3.4%
HealthEquity, Inc. (a)	111,032	5,135,230
Molina Healthcare, Inc. (a)	214,832	12,185,271
Premier, Inc. (a)	530,000	16,885,800
Surgical Care Affiliates, Inc. (a)	420,917	23,781,811
VCA, Inc. (a)	311,700	28,240,020
		86,228,132
Health Care Technology - 1.7%
athenahealth, Inc. (a)	110,557	13,929,076
Medidata Solutions, Inc. (a)	365,500	18,106,870
Veeva Systems, Inc. Class A (a)	250,000	10,582,500
		42,618,446
Life Sciences Tools & Services - 1.3%
Cambrex Corp. (a)	320,000	16,784,000
ICON PLC (a)	120,000	10,087,200
Medpace Holdings, Inc.	184,717	6,444,776
		33,315,976
Pharmaceuticals - 2.5%
Avexis, Inc.	100,000	5,578,000
Catalent, Inc. (a)	896,600	23,993,016
Collegium Pharmaceutical, Inc. (a)(b)	220,000	3,700,400
GW Pharmaceuticals PLC ADR (a)	37,000	4,254,260
SCYNEXIS, Inc. (a)(b)	931,989	2,814,607
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	217,554
The Medicines Company (a)	200,000	7,210,000
TherapeuticsMD, Inc. (a)	1,019,345	5,922,394
Theravance Biopharma, Inc. (a)	280,300	8,397,788
		62,088,019

TOTAL HEALTH CARE		479,800,437

INDUSTRIALS - 16.6%
Aerospace & Defense - 4.0%
BWX Technologies, Inc.	781,000	32,403,690
Curtiss-Wright Corp.	180,000	17,650,800
Elbit Systems Ltd.	155,000	17,050,000
HEICO Corp. Class A	130,000	8,619,000
Mercury Systems, Inc. (a)	350,000	11,802,000
Teledyne Technologies, Inc. (a)	100,000	12,287,000
		99,812,490
Airlines - 0.3%
SkyWest, Inc.	200,000	7,080,000
Building Products - 1.2%
A.O. Smith Corp.	234,000	11,407,500
Universal Forest Products, Inc.	175,000	17,799,250
		29,206,750
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	375,000	17,081,250
Matthews International Corp. Class A	140,018	9,444,214
		26,525,464
Construction & Engineering - 2.2%
EMCOR Group, Inc.	300,000	20,907,000
Granite Construction, Inc.	285,000	15,997,050
KBR, Inc.	1,150,000	19,561,500
		56,465,550
Electrical Equipment - 0.6%
Regal Beloit Corp.	216,082	15,687,553
Machinery - 3.9%
AGCO Corp.	100,000	6,280,000
Allison Transmission Holdings, Inc.	1,126,036	39,388,739
Colfax Corp. (a)	550,000	21,450,000
John Bean Technologies Corp.	182,346	15,745,577
Mueller Industries, Inc.	174,015	7,005,844
Wabtec Corp.	85,000	7,364,400
		97,234,560
Professional Services - 1.1%
CBIZ, Inc. (a)	696,100	9,118,910
WageWorks, Inc. (a)	257,500	18,578,625
		27,697,535
Trading Companies & Distributors - 2.3%
MRC Global, Inc. (a)	650,000	13,357,500
MSC Industrial Direct Co., Inc. Class A	255,000	26,048,250
Univar, Inc. (a)	660,000	19,681,200
		59,086,950

TOTAL INDUSTRIALS		418,796,852

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.5%
InterDigital, Inc.	146,339	13,668,063
Electronic Equipment & Components - 5.2%
Cardtronics PLC	526,537	28,738,389
Cognex Corp.	250,000	16,890,000
Coherent, Inc. (a)	100,000	15,773,000
Fabrinet (a)	260,000	10,953,800
Itron, Inc. (a)	22,467	1,386,214
Jabil Circuit, Inc.	880,000	21,102,400
Littelfuse, Inc.	80,000	12,616,800
Novanta, Inc. (a)	400,000	8,940,000
Orbotech Ltd. (a)	400,000	13,956,000
		130,356,603
Internet Software & Services - 7.1%
2U, Inc. (a)(b)	2,006,744	68,309,563
Benefitfocus, Inc. (a)(b)	372,900	11,280,225
CommerceHub, Inc. Series A (a)	500,000	7,345,000
Five9, Inc. (a)	500,000	7,730,000
GoDaddy, Inc. (a)(b)	620,000	22,152,600
Instructure, Inc. (a)(b)	450,000	9,810,000
Stamps.com, Inc. (a)(b)	418,711	50,894,322
		177,521,710
IT Services - 1.3%
Black Knight Financial Services, Inc. Class A (a)(b)	275,000	10,023,750
Genpact Ltd. (a)	433,101	10,688,933
Leidos Holdings, Inc.	150,000	7,248,000
Planet Payment, Inc. (a)	1,000,000	4,220,000
		32,180,683
Semiconductors & Semiconductor Equipment - 4.2%
Cirrus Logic, Inc. (a)	521,532	31,458,810
Entegris, Inc. (a)	880,000	16,500,000
Integrated Device Technology, Inc. (a)	700,000	17,633,000
Monolithic Power Systems, Inc.	150,000	13,086,000
Nanometrics, Inc. (a)	1,003,931	25,811,066
PDF Solutions, Inc. (a)	56,013	1,260,853
		105,749,729
Software - 5.8%
Digimarc Corp. (a)(b)	54,005	1,425,732
Fair Isaac Corp.	95,000	11,713,500
HubSpot, Inc. (a)	303,115	15,549,800
Parametric Technology Corp. (a)	480,000	25,233,600
Paycom Software, Inc. (a)(b)	409,032	18,913,640
RealPage, Inc. (a)	1,012,700	30,988,620
RingCentral, Inc. (a)	410,000	9,573,500
Take-Two Interactive Software, Inc. (a)	628,200	33,702,930
		147,101,322

TOTAL INFORMATION TECHNOLOGY		606,578,110

MATERIALS - 6.3%
Chemicals - 4.3%
Codexis, Inc. (a)	683,761	3,247,865
Huntsman Corp.	60,000	1,223,400
Innospec, Inc.	292,295	20,855,248
Platform Specialty Products Corp. (a)	1,100,000	13,354,000
The Chemours Co. LLC	1,611,619	42,578,974
The Scotts Miracle-Gro Co. Class A	80,000	7,357,600
Trinseo SA	310,000	20,072,500
		108,689,587
Containers & Packaging - 1.1%
Berry Plastics Group, Inc. (a)	330,000	16,839,900
Graphic Packaging Holding Co.	870,200	10,886,202
		27,726,102
Paper & Forest Products - 0.9%
Neenah Paper, Inc.	210,000	17,251,500
TFS Corp. Ltd. (b)	3,693,636	4,397,968
		21,649,468

TOTAL MATERIALS		158,065,157

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
CoreSite Realty Corp.	230,000	19,809,900
Hudson Pacific Properties, Inc.	420,000	14,872,200
Store Capital Corp.	817,300	19,337,318
		54,019,418
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	58,557	3,144,511
TOTAL COMMON STOCKS
(Cost $2,142,260,314)		2,486,704,537

Investment Companies - 1.1%
iShares Russell 2000 Growth Index ETF (b)
(Cost $26,311,133)	170,000	26,560,800

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.62% (d)	29,033,907	29,039,714
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	178,859,966	178,895,738
TOTAL MONEY MARKET FUNDS
(Cost $207,907,762)		207,935,452
TOTAL INVESTMENT PORTFOLIO - 108.1%
(Cost $2,376,479,209)		2,721,200,789
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(203,114,810)
NET ASSETS - 100%		$2,518,085,979

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,742
Fidelity Securities Lending Cash Central Fund	586,139
Total	$678,881

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$392,543,747	$392,543,747	$--	$--
Consumer Staples	75,604,698	75,604,698	--	--
Energy	69,595,054	69,595,054	--	--
Financials	228,556,553	228,556,553	--	--
Health Care	479,800,437	478,631,883	217,554	951,000
Industrials	418,796,852	418,796,852	--	--
Information Technology	606,578,110	606,578,110	--	--
Materials	158,065,157	158,065,157	--	--
Real Estate	54,019,418	54,019,418	--	--
Utilities	3,144,511	3,144,511	--	--
Investment Companies	26,560,800	26,560,800	--	--
Money Market Funds	207,935,452	207,935,452	--	--
Total Investments in Securities:	$2,721,200,789	$2,720,032,235	$217,554	$951,000

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Bermuda	2.3%
Israel	1.7%
Cayman Islands	1.3%
United Kingdom	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,553,721) — See accompanying schedule: Unaffiliated issuers (cost $2,143,613,892)	$2,481,437,197
Fidelity Central Funds (cost $207,907,763)	207,935,452
Other affiliated issuers (cost $24,957,554)	31,828,140
Total Investments (cost $2,376,479,209)		$2,721,200,789
Receivable for investments sold		34,359,497
Receivable for fund shares sold		5,761,133
Dividends receivable		83,793
Distributions receivable from Fidelity Central Funds		115,357
Prepaid expenses		3,288
Other receivables		57,991
Total assets		2,761,581,848
Liabilities
Payable for investments purchased	$57,999,124
Payable for fund shares redeemed	4,288,850
Accrued management fee	1,635,784
Distribution and service plan fees payable	134,618
Other affiliated payables	510,493
Other payables and accrued expenses	58,841
Collateral on Securities Loaned	178,868,159
Total liabilities		243,495,869
Net Assets		$2,518,085,979
Net Assets consist of:
Paid in capital		$2,139,439,880
Accumulated net investment loss		(10,475,279)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,399,948
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		344,721,430
Net Assets		$2,518,085,979
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($203,214,634 ÷ 9,876,117 shares)		$20.58
Maximum offering price per share (100/94.25 of $20.58)		$21.84
Class T:
Net Asset Value and redemption price per share ($57,617,824 ÷ 2,876,068 shares)		$20.03
Maximum offering price per share (100/96.50 of $20.03)		$20.76
Class C:
Net Asset Value and offering price per share ($84,993,531 ÷ 4,540,809 shares)(a)		$18.72
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($1,946,299,331 ÷ 91,352,409 shares)		$21.31
Class I:
Net Asset Value, offering price and redemption price per share ($225,960,659 ÷ 10,580,421 shares)		$21.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$6,590,571
Income from Fidelity Central Funds (including $586,139 from security lending)		678,881
Total income		7,269,452
Expenses
Management fee
Basic fee	$7,688,519
Performance adjustment	1,305,967
Transfer agent fees	2,475,025
Distribution and service plan fees	751,015
Accounting and security lending fees	348,683
Custodian fees and expenses	36,246
Independent trustees' fees and expenses	4,431
Registration fees	138,756
Audit	34,067
Legal	5,265
Interest	122
Miscellaneous	7,892
Total expenses before reductions	12,795,988
Expense reductions	(63,806)	12,732,182
Net investment income (loss)		(5,462,730)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,700,077
Fidelity Central Funds	2,037
Foreign currency transactions	279
Total net realized gain (loss)		106,702,393
Change in net unrealized appreciation (depreciation) on: Investment securities	78,502,812
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		78,502,789
Net gain (loss)		185,205,182
Net increase (decrease) in net assets resulting from operations		$179,742,452

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,462,730)	$(7,394,839)
Net realized gain (loss)	106,702,393	(40,293,959)
Change in net unrealized appreciation (depreciation)	78,502,789	18,840,561
Net increase (decrease) in net assets resulting from operations	179,742,452	(28,848,237)
Distributions to shareholders from net realized gain	(17,131,568)	(71,394,910)
Share transactions - net increase (decrease)	307,177,962	469,934,632
Redemption fees	170,952	788,555
Total increase (decrease) in net assets	469,959,798	370,480,040
Net Assets
Beginning of period	2,048,126,181	1,677,646,141
End of period	$2,518,085,979	$2,048,126,181
Other Information
Accumulated net investment loss end of period	$(10,475,279)	$(5,012,549)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.17	$20.55	$17.99	$19.66	$15.87	$16.42
Income from Investment Operations
Net investment income (loss)A	(.07)	(.10)	(.13)	(.12)	(.04)	(.07)B
Net realized and unrealized gain (loss)	1.64	(.51)	4.23	1.69	4.87	(.16)
Total from investment operations	1.57	(.61)	4.10	1.57	4.83	(.23)
Distributions from net realized gain	(.16)	(.78)	(1.54)	(3.24)	(1.04)	(.32)
Total distributions	(.16)	(.78)	(1.54)	(3.24)	(1.04)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$20.58	$19.17	$20.55	$17.99	$19.66	$15.87
Total ReturnD,E,F	8.22%	(2.85)%	24.46%	8.58%	32.20%	(1.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.37%	1.21%	1.22%	1.24%	1.35%
Expenses net of fee waivers, if any	1.35%I	1.37%	1.21%	1.22%	1.24%	1.35%
Expenses net of all reductions	1.35%I	1.36%	1.20%	1.22%	1.22%	1.34%
Net investment income (loss)	(.69)%I	(.58)%	(.67)%	(.62)%	(.26)%	(.49)%B
Supplemental Data
Net assets, end of period (000 omitted)	$203,215	$176,988	$123,370	$88,822	$74,978	$59,684
Portfolio turnover rateJ	147%I	143%	156%	148%K	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$20.08	$17.66	$19.38	$15.68	$16.27
Income from Investment Operations
Net investment income (loss)A	(.09)	(.15)	(.17)	(.16)	(.09)	(.11)B
Net realized and unrealized gain (loss)	1.59	(.50)	4.13	1.66	4.82	(.16)
Total from investment operations	1.50	(.65)	3.96	1.50	4.73	(.27)
Distributions from net realized gain	(.16)	(.75)	(1.54)	(3.22)	(1.03)	(.32)
Total distributions	(.16)	(.75)	(1.54)	(3.22)	(1.03)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$20.03	$18.69	$20.08	$17.66	$19.38	$15.68
Total ReturnD,E,F	8.06%	(3.14)%	24.10%	8.30%	31.87%	(1.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.63%I	1.66%	1.49%	1.50%	1.49%	1.61%
Expenses net of fee waivers, if any	1.63%I	1.66%	1.48%	1.50%	1.49%	1.61%
Expenses net of all reductions	1.63%I	1.64%	1.47%	1.49%	1.48%	1.60%
Net investment income (loss)	(.97)%I	(.87)%	(.95)%	(.90)%	(.52)%	(.74)%B
Supplemental Data
Net assets, end of period (000 omitted)	$57,618	$53,447	$52,667	$42,586	$34,686	$27,658
Portfolio turnover rateJ	147%I	143%	156%	148%K	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.52	$18.90	$16.78	$18.62	$15.16	$15.83
Income from Investment Operations
Net investment income (loss)A	(.13)	(.22)	(.25)	(.25)	(.16)	(.18)B
Net realized and unrealized gain (loss)	1.49	(.48)	3.91	1.59	4.64	(.17)
Total from investment operations	1.36	(.70)	3.66	1.34	4.48	(.35)
Distributions from net realized gain	(.16)	(.69)	(1.54)	(3.18)	(1.02)	(.32)
Total distributions	(.16)	(.69)	(1.54)	(3.18)	(1.02)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$18.72	$17.52	$18.90	$16.78	$18.62	$15.16
Total ReturnD,E,F	7.80%	(3.64)%	23.53%	7.70%	31.32%	(1.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.16%	2.00%	2.01%	1.99%	2.10%
Expenses net of fee waivers, if any	2.13%I	2.16%	2.00%	2.00%	1.99%	2.10%
Expenses net of all reductions	2.12%I	2.14%	1.99%	2.00%	1.97%	2.09%
Net investment income (loss)	(1.46)%I	(1.37)%	(1.46)%	(1.41)%	(1.01)%	(1.24)%B
Supplemental Data
Net assets, end of period (000 omitted)	$84,994	$73,731	$55,671	$42,215	$32,756	$24,683
Portfolio turnover rateJ	147%I	143%	156%	148%K	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.82	$21.20	$18.45	$20.07	$16.14	$16.65
Income from Investment Operations
Net investment income (loss)A	(.04)	(.06)	(.07)	(.06)	.01	(.03)B
Net realized and unrealized gain (loss)	1.69	(.52)	4.36	1.71	4.98	(.16)
Total from investment operations	1.65	(.58)	4.29	1.65	4.99	(.19)
Distributions from net realized gain	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Total distributions	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$21.31	$19.82	$21.20	$18.45	$20.07	$16.14
Total ReturnD,E	8.36%	(2.63)%	24.91%	8.87%	32.74%	(.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.12%	.91%	.91%	.90%	1.03%
Expenses net of fee waivers, if any	1.09%H	1.12%	.91%	.90%	.90%	1.03%
Expenses net of all reductions	1.09%H	1.11%	.90%	.90%	.88%	1.02%
Net investment income (loss)	(.43)%H	(.33)%	(.37)%	(.31)%	.08%	(.16)%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,946,299	$1,580,264	$1,345,684	$1,069,105	$1,315,659	$1,166,101
Portfolio turnover rateI	147%H	143%	156%	148%J	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.86	$21.24	$18.49	$20.10	$16.17	$16.68
Income from Investment Operations
Net investment income (loss)A	(.04)	(.05)	(.07)	(.06)	.01	(.03)B
Net realized and unrealized gain (loss)	1.70	(.53)	4.36	1.72	4.98	(.16)
Total from investment operations	1.66	(.58)	4.29	1.66	4.99	(.19)
Distributions from net realized gain	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Total distributions	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$21.36	$19.86	$21.24	$18.49	$20.10	$16.17
Total ReturnD,E	8.39%	(2.62)%	24.85%	8.89%	32.65%	(.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H	1.09%	.93%	.92%	.92%	1.06%
Expenses net of fee waivers, if any	1.07%H	1.09%	.93%	.92%	.92%	1.06%
Expenses net of all reductions	1.06%H	1.07%	.91%	.92%	.91%	1.05%
Net investment income (loss)	(.40)%H	(.30)%	(.39)%	(.32)%	.06%	(.19)%B
Supplemental Data
Net assets, end of period (000 omitted)	$225,961	$163,696	$97,897	$51,607	$51,158	$36,694
Portfolio turnover rateI	147%H	143%	156%	148%J	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend[[s]] which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$404,522,751
Gross unrealized depreciation	(64,517,987)
Net unrealized appreciation (depreciation) on securities	$340,004,764
Tax cost	$2,381,196,025

The Fund intends to elect to defer to its next fiscal year $38,034,956 of capital losses recognized during the period November 1, 2015 to July 31, 2016.

The Fund intends to elect to defer to the next fiscal year $5,012,550 of ordinary losses recognized during the period January 1, 2016 to July 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,892,328,498 and $1,609,206,932, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$229,126	$678
Class T	.25%	.25%	136,676	–
Class C	.75%	.25%	385,213	95,333
			$751,015	$96,011

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$66,264
Class T	7,427
Class C(a)	3,506
$77,197

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$215,219.24
Class T	71,965.26
Class C	99,215.26
Small Cap Growth	1,900,893.22
Class I	187,733.20
	$2,475,025

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $80,649 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,138,000.61%		$122

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,078,060. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $14,326 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52,824 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $384.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,598.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net realized gain
Class A	$1,450,833	$5,181,395
Class T	443,203	2,020,848
Class B	–	78,117
Class C	670,950	2,268,668
Small Cap Growth	13,079,834	57,632,579
Class I	1,486,748	4,213,303
Total	$17,131,568	$71,394,910

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	2,310,341	6,059,144	$45,709,949	$108,304,433
Reinvestment of distributions	72,979	264,882	1,418,706	5,002,119
Shares redeemed	(1,739,866)	(3,093,782)	(34,206,028)	(54,332,348)
Net increase (decrease)	643,454	3,230,244	$12,922,627	$58,974,204
Class T
Shares sold	390,147	1,018,603	$7,528,808	$17,852,650
Reinvestment of distributions	23,093	107,630	437,379	1,987,314
Shares redeemed	(396,212)	(889,426)	(7,617,981)	(15,500,757)
Net increase (decrease)	17,028	236,807	$348,206	$4,339,207
Class B
Shares sold	–	7,282	$–	$117,958
Reinvestment of distributions	–	4,376	–	76,516
Shares redeemed	–	(135,767)	–	(2,219,722)
Net increase (decrease)	–	(124,109)	$–	$(2,025,248)
Class C
Shares sold	763,938	2,069,867	$13,820,960	$34,466,250
Reinvestment of distributions	36,440	125,336	645,352	2,178,654
Shares redeemed	(468,089)	(932,892)	(8,399,867)	(14,941,204)
Net increase (decrease)	332,289	1,262,311	$6,066,445	$21,703,700
Small Cap Growth
Shares sold	21,366,202	42,088,501	$438,144,006	$782,706,842
Reinvestment of distributions	624,373	2,848,706	12,562,393	55,506,569
Shares redeemed	(10,377,682)	(28,683,713)	(211,114,969)	(518,831,831)
Net increase (decrease)	11,612,893	16,253,494	$239,591,430	$319,381,580
Class I
Shares sold	3,689,525	7,438,237	$75,771,484	$136,356,812
Reinvestment of distributions	68,251	199,940	1,376,613	3,903,639
Shares redeemed	(1,418,717)	(4,006,778)	(28,898,843)	(72,699,262)
Net increase (decrease)	2,339,059	3,631,399	$48,249,254	$67,561,189

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.35%
Actual		$1,000.00	$1,082.20	$7.09
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class T	1.63%
Actual		$1,000.00	$1,080.60	$8.55
Hypothetical-C		$1,000.00	$1,016.99	$8.29
Class C	2.13%
Actual		$1,000.00	$1,078.00	$11.16
Hypothetical-C		$1,000.00	$1,014.47	$10.82
Small Cap Growth	1.09%
Actual		$1,000.00	$1,083.60	$5.72
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class I	1.07%
Actual		$1,000.00	$1,083.90	$5.62
Hypothetical-C		$1,000.00	$1,019.81	$5.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCP-SANN-0317
1.803717.113

Fidelity® Dividend Growth Fund Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.3
Microsoft Corp.	3.3	3.1
Alphabet, Inc. Class C	3.1	2.6
Johnson & Johnson	3.1	3.3
JPMorgan Chase & Co.	2.7	2.1
Wells Fargo & Co.	2.7	2.1
Bank of America Corp.	2.6	1.6
Exxon Mobil Corp.	2.5	2.5
Chevron Corp.	2.5	2.2
Comcast Corp. Class A	2.2	1.5
	29.2

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	21.6
Financials	18.5	15.3
Consumer Staples	12.0	14.0
Health Care	11.1	12.2
Energy	9.2	7.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks	94.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 12.5%

As of July 31, 2016 *
Stocks	94.0%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 12.8%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Diversified Consumer Services - 0.2%
Service Corp. International	283,100	$8,247
ServiceMaster Global Holdings, Inc. (a)	110,500	4,086
		12,333
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	529,197	33,091
Las Vegas Sands Corp.	565,400	29,729
McDonald's Corp.	615,900	75,491
		138,311
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	836,900	16,052
Media - 3.0%
Charter Communications, Inc. Class A (a)	176,200	57,080
Comcast Corp. Class A	2,154,296	162,477
		219,557
Multiline Retail - 0.2%
Dollar General Corp.	198,200	14,631
Specialty Retail - 2.6%
AutoZone, Inc. (a)	92,100	66,771
Foot Locker, Inc.	810,679	55,564
L Brands, Inc.	730,200	43,965
Ross Stores, Inc.	453,800	30,001
		196,301
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	642,700	33,086

TOTAL CONSUMER DISCRETIONARY		630,271

CONSUMER STAPLES - 12.0%
Beverages - 5.0%
Anheuser-Busch InBev SA NV	145,500	15,193
Coca-Cola European Partners PLC	550,500	19,009
Constellation Brands, Inc. Class A (sub. vtg.)	246,300	36,886
Dr. Pepper Snapple Group, Inc.	524,408	47,826
Molson Coors Brewing Co. Class B	729,000	70,363
PepsiCo, Inc.	909,800	94,419
The Coca-Cola Co.	2,034,138	84,559
		368,255
Food & Staples Retailing - 1.9%
CVS Health Corp.	633,700	49,942
Kroger Co.	1,278,318	43,412
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	339,901	13,814
Rite Aid Corp. (a)	572,600	3,218
Walgreens Boots Alliance, Inc.	367,436	30,108
		140,494
Food Products - 0.7%
Greencore Group PLC	435,981	1,294
Hilton Food Group PLC	1,951,505	16,387
Hostess Brands, Inc. Class A (a)	573,100	8,190
Mead Johnson Nutrition Co. Class A	176,200	12,415
Morinaga & Co. Ltd.	51,300	2,217
The J.M. Smucker Co.	101,300	13,762
		54,265
Household Products - 1.9%
Colgate-Palmolive Co.	396,400	25,600
Procter & Gamble Co.	1,297,309	113,644
		139,244
Personal Products - 0.8%
Coty, Inc. Class A	3,028,763	58,152
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	890,003	54,938
Reynolds American, Inc.	1,124,800	67,634
		122,572

TOTAL CONSUMER STAPLES		882,982

ENERGY - 9.1%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	321,500	20,280
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	1,640,800	182,703
ConocoPhillips Co.	2,593,400	126,454
Exxon Mobil Corp.	2,187,897	183,543
Imperial Oil Ltd.	1,450,700	47,693
Kinder Morgan, Inc.	1,454,100	32,485
Northern Oil & Gas, Inc. (a)(b)	1,037,290	3,734
PrairieSky Royalty Ltd. (b)	957,100	22,433
Suncor Energy, Inc.	1,743,400	54,074
		653,119

TOTAL ENERGY		673,399

FINANCIALS - 18.5%
Banks - 13.2%
Bank of America Corp.	8,466,017	191,671
Citigroup, Inc.	2,158,161	120,490
JPMorgan Chase & Co.	2,348,635	198,765
PacWest Bancorp	1,236,200	68,485
Stock Yards Bancorp, Inc.	154,300	6,913
SunTrust Banks, Inc.	1,238,400	70,366
U.S. Bancorp	2,318,369	122,062
Wells Fargo & Co.	3,484,893	196,304
		975,056
Capital Markets - 2.5%
Diamond Hill Investment Group, Inc.	112,538	22,755
FactSet Research Systems, Inc.	22,000	3,807
MSCI, Inc.	536,900	44,428
S&P Global, Inc.	942,627	113,285
		184,275
Consumer Finance - 0.7%
Capital One Financial Corp.	616,600	53,885
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	0
		53,885
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	537,300	88,192
Insurance - 0.9%
Chubb Ltd.	476,300	62,629

TOTAL FINANCIALS		1,364,037

HEALTH CARE - 11.1%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	207,000	27,051
Amgen, Inc.	718,410	112,560
Gilead Sciences, Inc.	348,200	25,227
United Therapeutics Corp. (a)	8,800	1,440
		166,278
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	836,800	20,133
Danaher Corp.	919,192	77,139
Medtronic PLC	1,313,503	99,852
		197,124
Health Care Providers & Services - 0.0%
HealthSouth Corp.	107	4
Health Care Technology - 0.2%
CompuGroup Medical AG	326,822	12,842
Pharmaceuticals - 6.0%
Allergan PLC	424,000	92,809
Bristol-Myers Squibb Co.	242,300	11,911
GlaxoSmithKline PLC	1,254,100	24,235
Johnson & Johnson	2,013,343	228,011
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,669,800	89,251
		446,217

TOTAL HEALTH CARE		822,465

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	273,100	11,331
General Dynamics Corp.	317,100	57,420
United Technologies Corp.	529,200	58,037
		126,788
Commercial Services & Supplies - 0.3%
Deluxe Corp.	339,100	24,703
Electrical Equipment - 1.7%
AMETEK, Inc.	1,679,200	85,807
Fortive Corp.	637,946	35,285
		121,092
Industrial Conglomerates - 2.9%
General Electric Co.	3,978,500	118,161
Honeywell International, Inc.	419,600	49,647
Roper Technologies, Inc.	249,944	47,952
		215,760
Machinery - 0.8%
Caterpillar, Inc.	585,800	56,038
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	185,200	8,111
Trading Companies & Distributors - 0.2%
Fastenal Co.	264,200	13,125

TOTAL INDUSTRIALS		565,617

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	3,213,086	98,706
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (a)	152,059	9,578
Internet Software & Services - 3.1%
Alphabet, Inc. Class C (a)	288,706	230,038
IT Services - 3.3%
Accenture PLC Class A	888,500	101,173
Fidelity National Information Services, Inc.	684,950	54,399
Sabre Corp.	1,102,400	27,009
Total System Services, Inc.	1,175,200	59,559
		242,140
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	440,400	16,216
KLA-Tencor Corp.	88,100	7,498
NXP Semiconductors NV (a)	88,200	8,630
Qualcomm, Inc.	1,296,683	69,282
		101,626
Software - 5.9%
Activision Blizzard, Inc.	2,347,622	94,398
Constellation Software, Inc.	17,600	7,949
Micro Focus International PLC	2,173,502	58,650
Microsoft Corp.	3,769,916	243,725
Oracle Corp.	310,760	12,465
SAP AG	176,238	16,117
		433,304
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,764,418	335,467

TOTAL INFORMATION TECHNOLOGY		1,450,859

MATERIALS - 5.5%
Chemicals - 4.4%
E.I. du Pont de Nemours & Co.	1,163,900	87,874
LyondellBasell Industries NV Class A	1,007,100	93,932
Monsanto Co.	603,400	65,354
PPG Industries, Inc.	132,100	13,211
The Dow Chemical Co.	661,700	39,457
The Scotts Miracle-Gro Co. Class A	64,363	5,919
W.R. Grace & Co.	282,300	19,575
		325,322
Containers & Packaging - 1.1%
Ball Corp.	1,072,700	81,804

TOTAL MATERIALS		407,126

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	641,100	66,354
Corrections Corp. of America	22,000	639
		66,993
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,331,800	140,469
TOTAL COMMON STOCKS
(Cost $5,476,474)		7,004,218
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $5,765)	9,195	4,908
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.62% (c)	376,188,953	376,264
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	3,940,234	3,941
TOTAL MONEY MARKET FUNDS
(Cost $380,154)		380,205
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,862,393)		7,389,331
NET OTHER ASSETS (LIABILITIES) - 0.0%		(164)
NET ASSETS - 100%		$7,389,167

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$910
Fidelity Securities Lending Cash Central Fund	52
Total	$962

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$630,271	$630,271	$--	$--
Consumer Staples	882,982	812,851	70,131	--
Energy	673,399	673,399	--	--
Financials	1,364,037	1,364,037	--	--
Health Care	822,465	798,230	24,235	--
Industrials	565,617	565,617	--	--
Information Technology	1,450,859	1,434,742	16,117	--
Materials	407,126	407,126	--	--
Real Estate	66,993	66,993	--	--
Telecommunication Services	140,469	140,469	--	--
Corporate Bonds	4,908	--	4,908	--
Money Market Funds	380,205	380,205	--	--
Total Investments in Securities:	$7,389,331	$7,273,940	$115,391	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
Ireland	4.0%
United Kingdom	2.4%
Canada	1.7%
Israel	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,796) — See accompanying schedule: Unaffiliated issuers (cost $5,482,239)	$7,009,126
Fidelity Central Funds (cost $380,154)	380,205
Total Investments (cost $5,862,393)		$7,389,331
Receivable for investments sold		185,420
Receivable for fund shares sold		2,554
Dividends receivable		4,368
Interest receivable		257
Distributions receivable from Fidelity Central Funds		195
Prepaid expenses		12
Other receivables		500
Total assets		7,582,637
Liabilities
Payable for investments purchased	$173,836
Payable for fund shares redeemed	12,145
Accrued management fee	2,044
Other affiliated payables	940
Other payables and accrued expenses	558
Collateral on Securities Loaned	3,947
Total liabilities		193,470
Net Assets		$7,389,167
Net Assets consist of:
Paid in capital		$5,810,016
Undistributed net investment income		4,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,078
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,526,917
Net Assets		$7,389,167
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($5,784,625 ÷ 177,904 shares)		$32.52
Class K:
Net Asset Value, offering price and redemption price per share ($1,604,542 ÷ 49,400 shares)		$32.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$77,190
Interest		371
Income from Fidelity Central Funds		962
Total income		78,523
Expenses
Management fee
Basic fee	$20,255
Performance adjustment	(7,408)
Transfer agent fees	5,061
Accounting and security lending fees	591
Custodian fees and expenses	60
Independent trustees' fees and expenses	16
Registration fees	24
Audit	43
Legal	14
Miscellaneous	28
Total expenses before reductions	18,684
Expense reductions	(61)	18,623
Net investment income (loss)		59,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	179,933
Fidelity Central Funds	65
Foreign currency transactions	(76)
Total net realized gain (loss)		179,922
Change in net unrealized appreciation (depreciation) on: Investment securities	109,654
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		109,659
Net gain (loss)		289,581
Net increase (decrease) in net assets resulting from operations		$349,481

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,900	$122,331
Net realized gain (loss)	179,922	(82,827)
Change in net unrealized appreciation (depreciation)	109,659	(61,637)
Net increase (decrease) in net assets resulting from operations	349,481	(22,133)
Distributions to shareholders from net investment income	(120,213)	(116,882)
Distributions to shareholders from net realized gain	–	(571,365)
Total distributions	(120,213)	(688,247)
Share transactions - net increase (decrease)	(379,393)	(166,713)
Total increase (decrease) in net assets	(150,125)	(877,093)
Net Assets
Beginning of period	7,539,292	8,416,385
End of period	$7,389,167	$7,539,292
Other Information
Undistributed net investment income end of period	$4,156	$64,469

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.51	$34.46	$37.27	$35.33	$28.61	$28.96
Income from Investment Operations
Net investment income (loss)A	.25	.48	.49	.56	.40	.20
Net realized and unrealized gain (loss)	1.27	(.61)B	2.71	4.98	7.12	(.41)
Total from investment operations	1.52	(.13)	3.20	5.54	7.52	(.21)
Distributions from net investment income	(.51)	(.47)	(.51)	(.37)	(.30)	(.12)
Distributions from net realized gain	–	(2.36)	(5.49)	(3.23)	(.50)	(.02)
Total distributions	(.51)	(2.82)C	(6.01)D	(3.60)	(.80)	(.14)
Net asset value, end of period	$32.52	$31.51	$34.46	$37.27	$35.33	$28.61
Total ReturnE,F	4.87%	.26%B	9.54%	17.30%	26.83%	(.67)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.62%	.69%	.56%	.63%	.91%
Expenses net of fee waivers, if any	.53%I	.61%	.68%	.56%	.63%	.91%
Expenses net of all reductions	.53%I	.61%	.68%	.56%	.62%	.91%
Net investment income (loss)	1.59%I	1.59%	1.43%	1.58%	1.26%	.75%
Supplemental Data
Net assets, end of period (in millions)	$5,785	$5,849	$6,474	$6,481	$6,633	$5,905
Portfolio turnover rateJ	46%I	30%	64%	99%	69%	63%K

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .22%.

 C Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 D Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.50	$34.45	$37.27	$35.34	$28.62	$28.98
Income from Investment Operations
Net investment income (loss)A	.27	.52	.53	.60	.45	.25
Net realized and unrealized gain (loss)	1.26	(.61)B	2.70	4.97	7.12	(.43)
Total from investment operations	1.53	(.09)	3.23	5.57	7.57	(.18)
Distributions from net investment income	(.55)	(.50)	(.56)	(.42)	(.35)	(.17)
Distributions from net realized gain	–	(2.36)	(5.49)	(3.23)	(.50)	(.02)
Total distributions	(.55)	(2.86)	(6.05)	(3.64)C	(.85)	(.18)D
Net asset value, end of period	$32.48	$31.50	$34.45	$37.27	$35.34	$28.62
Total ReturnE,F	4.90%	.39%B	9.65%	17.44%	27.04%	(.52)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%I	.50%	.57%	.44%	.48%	.75%
Expenses net of fee waivers, if any	.41%I	.50%	.57%	.43%	.48%	.75%
Expenses net of all reductions	.41%I	.49%	.57%	.43%	.47%	.75%
Net investment income (loss)	1.71%I	1.71%	1.54%	1.70%	1.41%	.91%
Supplemental Data
Net assets, end of period (in millions)	$1,605	$1,691	$1,942	$2,057	$1,639	$1,221
Portfolio turnover rateJ	46%I	30%	64%	99%	69%	63%K

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .35%.

 C Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,708,128
Gross unrealized depreciation	(185,468)
Net unrealized appreciation (depreciation) on securities	$1,522,660
Tax cost	$5,866,671

The Fund elected to defer to its next fiscal year approximately $125,394 of capital losses recognized during the period November 1, 2016 to July 31, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,614,895 and $1,988,478, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$4,680.16
Class K	381.05
	$ 5,061

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $37 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,236. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $52, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Dividend Growth	$92,313	$88,523
Class K	27,900	28,359
Total	$120,213	$116,882
From net realized gain
Dividend Growth	$–	$440,809
Class K	–	130,556
Total	$–	$571,365

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Dividend Growth
Shares sold	3,396	8,324	$108,169	$252,613
Reinvestment of distributions	2,777	17,089	88,013	505,767
Shares redeemed	(13,858)	(27,683)	(440,385)	(840,281)
Net increase (decrease)	(7,685)	(2,270)	$(244,203)	$(81,901)
Class K
Shares sold	3,310	8,991	$105,482	$272,632
Reinvestment of distributions	882	5,375	27,900	158,915
Shares redeemed	(8,467)	(17,065)	(268,572)	(516,359)
Net increase (decrease)	(4,275)	(2,699)	$(135,190)	$(84,812)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Dividend Growth	.53%
Actual		$1,000.00	$1,048.70	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class K	.41%
Actual		$1,000.00	$1,049.00	$2.12
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

DGF-K-SANN-0317
1.863068.108

Fidelity® Blue Chip Growth Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.0	5.3
Alphabet, Inc. Class A	6.3	5.9
Amazon.com, Inc.	6.2	6.0
Facebook, Inc. Class A	4.0	4.0
Tesla Motors, Inc.	3.0	2.3
Salesforce.com, Inc.	2.6	2.4
Broadcom Ltd.	2.3	2.0
NVIDIA Corp.	2.3	0.7
Chipotle Mexican Grill, Inc.	2.1	1.5
Visa, Inc. Class A	2.0	1.9
	37.8

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.0	37.6
Consumer Discretionary	27.5	26.5
Health Care	12.1	14.4
Industrials	5.4	4.8
Consumer Staples	5.2	8.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	97.7%
Convertible Securities	2.3%

 * Foreign investments - 10.6%

As of July 31, 2016*
Stocks	97.4%
Convertible Securities	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 12.0%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.3%
Automobiles - 3.1%
Fiat Chrysler Automobiles NV	1,791,200	$19,685
Tesla Motors, Inc. (a)(b)	2,235,833	563,273
		582,958
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	656,100	31,198
Weight Watchers International, Inc. (a)	129,353	1,610
		32,808
Hotels, Restaurants & Leisure - 5.4%
Alsea S.A.B. de CV	1,279,422	3,699
Buffalo Wild Wings, Inc. (a)	410,009	61,911
Chipotle Mexican Grill, Inc. (a)(b)	932,670	393,064
Dave & Buster's Entertainment, Inc. (a)	1,741,013	94,816
Del Taco Restaurants, Inc. (a)	719,400	9,813
Domino's Pizza, Inc.	173,371	30,260
Freshii, Inc.	107,900	1,013
Las Vegas Sands Corp.	889,800	46,786
Melco Crown Entertainment Ltd. sponsored ADR	1,153,700	19,428
MGM Mirage, Inc. (a)	1,962,942	56,533
Panera Bread Co. Class A (a)	89,100	18,627
Shake Shack, Inc. Class A (a)(b)	551,485	19,473
Starbucks Corp.	3,927,147	216,857
U.S. Foods Holding Corp.	1,218,900	33,154
Vail Resorts, Inc.	34,900	5,987
Yum China Holdings, Inc. (a)	1,029,000	28,277
		1,039,698
Household Durables - 0.9%
Newell Brands, Inc.	1,414,202	66,934
Nien Made Enterprise Co. Ltd.	437,000	4,098
SodaStream International Ltd. (a)(b)	747,456	32,881
Sony Corp.	1,641,700	49,707
Sony Corp. sponsored ADR	738,075	22,342
		175,962
Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (a)	1,441,987	1,187,447
Ctrip.com International Ltd. ADR (a)	557,833	24,104
Expedia, Inc.	289,299	35,176
Groupon, Inc. (a)	1,781,214	6,145
JD.com, Inc. sponsored ADR (a)	2,266,800	64,377
Netflix, Inc. (a)	939,948	132,260
Priceline Group, Inc. (a)	112,605	177,368
The Honest Co., Inc. (a)(c)	150,143	4,446
		1,631,323
Leisure Products - 0.4%
Mattel, Inc.	2,800,788	73,409
NJOY, Inc. (a)(c)	8,088,439	0
Polaris Industries, Inc. (b)	46,200	3,884
Spin Master Corp. (a)	410,200	9,920
		87,213
Media - 1.5%
Altice NV Class A (a)	3,125,487	68,424
Charter Communications, Inc. Class A (a)	352,994	114,352
Comcast Corp. Class A	181,500	13,689
Naspers Ltd. Class N	175,700	27,991
The Walt Disney Co.	420,500	46,528
WME Entertainment Parent, LLC Class A (c)(d)	9,262,474	19,025
		290,009
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,081,665	83,494
Ollie's Bargain Outlet Holdings, Inc. (a)	219,800	6,715
		90,209
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	110,000	18,066
AutoZone, Inc. (a)	21,677	15,715
Dick's Sporting Goods, Inc.	646,600	33,365
Five Below, Inc. (a)	307,000	12,234
Home Depot, Inc.	2,750,124	378,362
Inditex SA	484,826	15,981
L Brands, Inc.	1,008,436	60,718
O'Reilly Automotive, Inc. (a)	31,357	8,224
RH (a)(b)	1,572,074	42,477
Ross Stores, Inc.	153,949	10,178
Signet Jewelers Ltd.	69,800	5,421
TJX Companies, Inc.	945,067	70,804
Ulta Beauty, Inc. (a)	33,784	9,199
		680,744
Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	1,474,071	231,767
G-III Apparel Group Ltd. (a)	907,439	23,829
Kate Spade & Co. (a)	421,200	7,796
Kering SA (b)	51,400	12,218
lululemon athletica, Inc. (a)	1,439,272	97,165
LVMH Moet Hennessy - Louis Vuitton SA	49,038	9,882
NIKE, Inc. Class B	1,528,544	80,860
PVH Corp.	598,081	56,106
Regina Miracle International Holdings Ltd. (b)	6,143,551	4,841
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,934,595	48,597
Tory Burch LLC (c)(d)	293,611	16,392
		589,453

TOTAL CONSUMER DISCRETIONARY		5,200,377

CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	286,874	29,909
Constellation Brands, Inc. Class A (sub. vtg.)	380,427	56,973
Diageo PLC	407,641	11,323
Molson Coors Brewing Co. Class B	916,955	88,504
Monster Beverage Corp. (a)	3,305,285	140,805
		327,514
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,235,697	202,593
Kroger Co.	693,500	23,551
Performance Food Group Co. (a)	395,400	8,758
Sprouts Farmers Market LLC (a)	94,100	1,757
		236,659
Food Products - 1.0%
Associated British Foods PLC	486,845	14,613
Bunge Ltd.	202,000	13,980
Mead Johnson Nutrition Co. Class A	171,000	12,049
Mondelez International, Inc.	1,722,033	76,252
Nestle SA	23,845	1,747
Post Holdings, Inc. (a)	23,100	1,933
The Hain Celestial Group, Inc. (a)	1,107,171	43,800
The Kraft Heinz Co.	262,600	23,448
TreeHouse Foods, Inc. (a)	51,200	3,885
		191,707
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	314,900	42,005
Personal Products - 0.7%
Coty, Inc. Class A	3,799,700	72,954
Herbalife Ltd. (a)	934,840	52,538
		125,492
Tobacco - 0.3%
Altria Group, Inc.	82,400	5,865
British American Tobacco PLC:
(United Kingdom)	63,800	3,938
sponsored ADR	296,000	36,467
Imperial Tobacco Group PLC	203,133	9,387
		55,657

TOTAL CONSUMER STAPLES		979,034

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	469,800	29,635
Calfrac Well Services Ltd.	487,100	1,583
Fairmount Santrol Holidings, Inc. (a)(b)	872,700	10,926
		42,144
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	1,503,332	104,527
Apache Corp.	253,500	15,164
Arch Coal, Inc. (a)	279,100	20,092
Carrizo Oil & Gas, Inc. (a)	290,600	10,276
Cimarex Energy Co.	385,350	52,103
Continental Resources, Inc. (a)	1,203,741	58,454
Devon Energy Corp.	824,100	37,530
Diamondback Energy, Inc. (a)	18,300	1,925
EOG Resources, Inc.	565,258	57,419
Extraction Oil & Gas, Inc.	194,339	3,483
Pioneer Natural Resources Co.	339,126	61,121
SM Energy Co.	1,187,400	36,228
Suncor Energy, Inc.	274,100	8,502
Targa Resources Corp.	167,800	9,669
Whiting Petroleum Corp. (a)	3,025,500	33,553
		510,046

TOTAL ENERGY		552,190

FINANCIALS - 3.7%
Banks - 2.2%
Bank of America Corp.	7,101,521	160,778
Citigroup, Inc.	1,525,621	85,175
HDFC Bank Ltd. sponsored ADR	485,317	33,453
JPMorgan Chase & Co.	1,626,836	137,679
Wells Fargo & Co.	158,600	8,934
		426,019
Capital Markets - 1.3%
BlackRock, Inc. Class A	149,564	55,934
CBOE Holdings, Inc.	107,300	8,543
Charles Schwab Corp.	796,241	32,837
Fairfax India Holdings Corp. (a)	907,400	10,199
Goldman Sachs Group, Inc.	381,200	87,417
Morgan Stanley	133,600	5,677
MSCI, Inc.	62,600	5,180
Northern Trust Corp.	243,800	20,226
State Street Corp.	140,400	10,698
TD Ameritrade Holding Corp.	82,500	3,807
		240,518
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	115,500	18,958
Jeld-Wen Holding, Inc.	110,400	2,989
		21,947
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	14,115
Meta Financial Group, Inc.	17,900	1,573
		15,688

TOTAL FINANCIALS		704,172

HEALTH CARE - 12.0%
Biotechnology - 8.6%
AC Immune SA	157,800	1,897
AC Immune SA	603,000	6,886
ACADIA Pharmaceuticals, Inc. (a)	280,800	9,713
Acceleron Pharma, Inc. (a)	143,443	3,483
Advanced Accelerator Applications SA sponsored ADR (a)	315,400	10,209
Agios Pharmaceuticals, Inc. (a)(b)	245,923	10,582
Aimmune Therapeutics, Inc. (a)(b)	397,357	7,264
Alexion Pharmaceuticals, Inc. (a)	1,676,369	219,068
Alkermes PLC (a)	1,021,247	55,260
Alnylam Pharmaceuticals, Inc. (a)	676,140	27,039
Amgen, Inc.	1,719,886	269,472
AquaBounty Technologies, Inc. (a)(b)	5,187	72
Ascendis Pharma A/S sponsored ADR (a)	329,051	7,055
BeiGene Ltd. ADR	34,400	1,198
Biogen, Inc. (a)	516,590	143,219
BioMarin Pharmaceutical, Inc. (a)	434,287	38,057
bluebird bio, Inc. (a)	243,667	18,153
Catabasis Pharmaceuticals, Inc. (a)	517,993	2,088
Celgene Corp. (a)	1,643,772	190,924
Cellectis SA sponsored ADR (a)	66,409	1,211
Chiasma, Inc. (a)(b)	297,051	594
Chiasma, Inc. (e)	221,566	443
Chiasma, Inc. warrants (a)	55,391	24
Chimerix, Inc. (a)	84,385	459
Coherus BioSciences, Inc. (a)	556,989	15,540
Corvus Pharmaceuticals, Inc.	482,182	6,808
CytomX Therapeutics, Inc. (a)	164,076	1,907
CytomX Therapeutics, Inc. (e)	378,621	4,400
DBV Technologies SA sponsored ADR (a)	106,654	3,682
Editas Medicine, Inc. (b)	615,753	10,726
Exelixis, Inc. (a)	2,789,291	50,542
FibroGen, Inc. (a)	366,641	8,304
GenSight Biologics SA	632,363	5,454
Global Blood Therapeutics, Inc. (a)(b)	516,609	8,343
Heron Therapeutics, Inc. (a)	111,781	1,453
Intellia Therapeutics, Inc. (a)(b)	601,599	7,773
Intercept Pharmaceuticals, Inc. (a)	166,721	18,298
Intrexon Corp. (a)(b)	346,617	7,334
Ionis Pharmaceuticals, Inc. (a)(b)	125,129	5,568
Ironwood Pharmaceuticals, Inc. Class A (a)	1,056,367	15,191
Merrimack Pharmaceuticals, Inc. (a)(b)	1,562,425	4,859
Momenta Pharmaceuticals, Inc. (a)	96,069	1,816
Neurocrine Biosciences, Inc.(a)	624,447	26,795
Portola Pharmaceuticals, Inc. (a)	299,425	8,159
Prothena Corp. PLC (a)	102,959	5,041
Radius Health, Inc. (a)	84,085	3,659
Regeneron Pharmaceuticals, Inc. (a)	641,508	230,487
Sage Therapeutics, Inc. (a)	235,667	11,307
Seattle Genetics, Inc. (a)	395,093	23,800
Seres Therapeutics, Inc. (a)	48,733	482
Spark Therapeutics, Inc. (a)	155,019	9,775
TESARO, Inc. (a)	87,800	14,297
Trevena, Inc. (a)	1,029,195	7,184
Ultragenyx Pharmaceutical, Inc. (a)	58,420	4,382
Vertex Pharmaceuticals, Inc. (a)	1,055,802	90,662
Xencor, Inc. (a)	109,850	2,618
		1,641,016
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	4,663,538	112,205
Danaher Corp.	449,759	37,744
DexCom, Inc. (a)	35,500	2,810
Insulet Corp. (a)	204,300	8,499
Intuitive Surgical, Inc. (a)	148,441	102,824
Invuity, Inc. (a)(b)	604,811	3,931
Nevro Corp. (a)(b)	297,721	25,908
		293,921
Health Care Providers & Services - 0.5%
Anthem, Inc.	76,700	11,823
Apollo Hospitals Enterprise Ltd.	840,757	15,318
Cigna Corp.	106,700	15,602
Humana, Inc.	46,600	9,250
Teladoc, Inc. (a)	226,600	4,532
UnitedHealth Group, Inc.	214,262	34,732
		91,257
Health Care Technology - 0.1%
athenahealth, Inc. (a)	90,973	11,462
Cerner Corp. (a)	38,500	2,068
Evolent Health, Inc. (a)	240,272	4,373
		17,903
Life Sciences Tools & Services - 0.0%
Medpace Holdings, Inc.	151,200	5,275
Pharmaceuticals - 1.3%
Achaogen, Inc. (a)	324,457	5,240
Allergan PLC	598,900	131,093
Castle Creek Pharmaceuticals, LLC Class A-2 (c)(d)	29,758	9,820
Catalent, Inc. (a)	84,400	2,259
Collegium Pharmaceutical, Inc. (a)(b)	336,200	5,655
Dermira, Inc. (a)	323,548	9,525
GW Pharmaceuticals PLC ADR (a)	169,996	19,546
Jazz Pharmaceuticals PLC (a)	241,444	29,437
Nektar Therapeutics (a)	111,100	1,345
Patheon NV	266,100	7,634
The Medicines Company (a)	524,924	18,924
		240,478

TOTAL HEALTH CARE		2,289,850

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Elbit Systems Ltd.	3,700	407
General Dynamics Corp.	10,500	1,901
Huntington Ingalls Industries, Inc.	19,700	3,821
Northrop Grumman Corp.	105,569	24,184
Raytheon Co.	135,615	19,550
Space Exploration Technologies Corp. Class A (a)(c)	160,303	17,481
		67,344
Airlines - 1.8%
American Airlines Group, Inc.	898,000	39,737
Delta Air Lines, Inc.	2,190,449	103,477
InterGlobe Aviation Ltd. (a)	257,728	3,447
JetBlue Airways Corp. (a)	742,100	14,553
Southwest Airlines Co.	2,955,873	154,622
Spirit Airlines, Inc. (a)	31,042	1,678
United Continental Holdings, Inc. (a)	380,334	26,802
Wizz Air Holdings PLC (a)	266,810	5,978
		350,294
Building Products - 0.1%
Builders FirstSource, Inc. (a)	119,000	1,280
Masco Corp.	529,200	17,437
		18,717
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	219,100	9,980
Team, Inc. (a)	60,000	2,016
		11,996
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)(b)	534,300	43,097
Fluor Corp.	180,500	10,018
KBR, Inc.	552,000	9,390
		62,505
Electrical Equipment - 0.4%
Acuity Brands, Inc.	63,200	13,097
AMETEK, Inc.	37,900	1,937
Eaton Corp. PLC	109,200	7,729
Fortive Corp.	167,579	9,269
Melrose Industries PLC	1,027,539	2,524
Nidec Corp.	19,900	1,870
Regal Beloit Corp.	363,062	26,358
Rockwell Automation, Inc.	40,500	5,994
		68,778
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	487,798	57,716
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	663,300	19,488
		77,204
Machinery - 1.0%
Allison Transmission Holdings, Inc.	889,500	31,115
Caterpillar, Inc.	495,300	47,380
Colfax Corp. (a)	299,800	11,692
Eicher Motors Ltd.	14,288	4,873
Fanuc Corp.	10,200	2,003
Flowserve Corp.	1,250,800	61,489
Ingersoll-Rand PLC	72,600	5,761
Kennametal, Inc.	161,550	5,774
PACCAR, Inc.	57,900	3,897
Rational AG	16,338	7,407
Standex International Corp.	84,900	7,403
Wabtec Corp.	89,900	7,789
		196,583
Professional Services - 0.1%
IHS Markit Ltd. (a)	491,800	19,402
Recruit Holdings Co. Ltd.	35,600	1,559
		20,961
Road & Rail - 0.1%
CSX Corp.	382,100	17,726
J.B. Hunt Transport Services, Inc.	18,600	1,843
Norfolk Southern Corp.	17,400	2,044
Old Dominion Freight Lines, Inc.	43,000	3,796
Union Pacific Corp.	17,600	1,876
		27,285
Trading Companies & Distributors - 0.6%
Fastenal Co.	199,400	9,906
HD Supply Holdings, Inc. (a)	1,740,747	73,634
MSC Industrial Direct Co., Inc. Class A	101,200	10,338
Univar, Inc. (a)	192,300	5,734
WESCO International, Inc. (a)	81,500	5,762
		105,374

TOTAL INDUSTRIALS		1,007,041

INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	165,200	15,529
Lumentum Holdings, Inc. (a)	52,500	1,992
		17,521
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	14,400	2,271
Corning, Inc.	76,300	2,021
Dell Technologies, Inc. (a)	231,300	14,570
Jabil Circuit, Inc.	81,500	1,954
Largan Precision Co. Ltd.	48,000	6,848
		27,664
Internet Software & Services - 13.5%
Alphabet, Inc.:
Class A (a)	1,460,636	1,197,999
Class C (a)	365,484	291,214
Apptio, Inc. Class A	29,300	406
Dropbox, Inc. (a)(c)	1,003,814	12,407
eBay, Inc. (a)	3,859,900	122,861
Facebook, Inc. Class A (a)	5,899,184	768,782
Gogo, Inc. (a)(b)	1,573,988	14,402
NetEase, Inc. ADR	31,300	7,947
New Relic, Inc. (a)	172,881	6,258
Nutanix, Inc. Class B	482,746	13,882
Shopify, Inc. Class A (a)	258,300	13,127
SINA Corp.	94,900	6,616
Stamps.com, Inc. (a)	130,600	15,874
Tencent Holdings Ltd.	2,862,600	74,844
VeriSign, Inc. (a)	71,000	5,695
Weibo Corp. sponsored ADR (a)(b)	43,580	2,101
Yelp, Inc. (a)	244,300	10,207
		2,564,622
IT Services - 3.6%
EOH Holdings Ltd.	179,100	1,950
MasterCard, Inc. Class A	2,397,183	254,892
Paychex, Inc.	125,300	7,554
PayPal Holdings, Inc. (a)	697,800	27,758
Vakrangee Ltd. (a)	726,776	3,290
Visa, Inc. Class A	4,662,085	385,601
		681,045
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	1,755,200	18,201
ams AG	122,590	4,206
Applied Materials, Inc.	1,178,500	40,364
ASML Holding NV	135,300	16,425
Broadcom Ltd.	2,235,559	445,994
Cavium, Inc. (a)	1,321,766	87,514
Cirrus Logic, Inc. (a)	807,227	48,692
Dialog Semiconductor PLC (a)	170,300	7,896
Inphi Corp. (a)	125,950	5,771
Intel Corp.	307,900	11,337
KLA-Tencor Corp.	47,500	4,043
Lam Research Corp.	309,600	35,561
Micron Technology, Inc. (a)	1,273,900	30,714
Microsemi Corp. (a)	28,000	1,488
Monolithic Power Systems, Inc.	119,235	10,402
NVIDIA Corp.	3,961,848	432,555
ON Semiconductor Corp. (a)	884,900	11,787
Qualcomm, Inc.	1,758,800	93,973
Semtech Corp. (a)	310,700	10,238
WONIK IPS Co. Ltd. (a)	352,536	7,286
		1,324,447
Software - 7.5%
Activision Blizzard, Inc.	6,059,887	243,668
Adobe Systems, Inc. (a)	1,016,102	115,206
Appirio, Inc. (Escrow) (c)	87,529	23
Autodesk, Inc. (a)	80,300	6,532
Citrix Systems, Inc. (a)	20,800	1,897
Electronic Arts, Inc. (a)	1,898,971	158,431
HubSpot, Inc. (a)	51,829	2,659
Microsoft Corp.	4,615,401	298,386
Nintendo Co. Ltd.	66,500	13,611
Paycom Software, Inc. (a)	480,565	22,221
Salesforce.com, Inc. (a)	6,257,141	494,940
Snap, Inc.	899,719	13,820
Take-Two Interactive Software, Inc. (a)	150,100	8,053
Workday, Inc. Class A (a)	423,254	35,168
Zendesk, Inc. (a)	599,681	14,350
		1,428,965
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	10,935,026	1,326,964
HP, Inc.	388,600	5,848
NetApp, Inc.	102,500	3,928
Samsung Electronics Co. Ltd.	22,237	38,097
Western Digital Corp.	774,900	61,783
		1,436,620

TOTAL INFORMATION TECHNOLOGY		7,480,884

MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	3,900,757	137,658
E.I. du Pont de Nemours & Co.	133,300	10,064
FMC Corp.	204,200	12,285
LyondellBasell Industries NV Class A	453,800	42,326
Methanex Corp.	82,300	4,119
Potash Corp. of Saskatchewan, Inc.	860,500	16,010
PPG Industries, Inc.	38,500	3,850
Sherwin-Williams Co.	6,900	2,096
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	443,400	14,331
The Chemours Co. LLC	1,111,400	29,363
The Scotts Miracle-Gro Co. Class A	127,100	11,689
Westlake Chemical Corp.	171,900	10,642
		294,433
Construction Materials - 0.0%
CEMEX S.A.B. de CV sponsored ADR	205,500	1,903
Eagle Materials, Inc.	38,600	4,037
		5,940
Metals & Mining - 0.2%
ArcelorMittal SA Class A unit (a)	230,300	1,794
Franco-Nevada Corp.	59,800	3,890
Glencore Xstrata PLC (a)	1,621,806	6,660
Randgold Resources Ltd. sponsored ADR	45,300	3,848
Rio Tinto PLC sponsored ADR (b)	264,900	11,865
		28,057

TOTAL MATERIALS		328,430

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Corrections Corp. of America	153,300	4,452
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	19,230,597	3,760

TOTAL REAL ESTATE		8,212

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	20,321
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	657,500	40,943

TOTAL TELECOMMUNICATION SERVICES		61,264

UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	172,500	3,326
TOTAL COMMON STOCKS
(Cost $11,984,031)		18,614,780

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	68,723	9,415
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	10,000
The Honest Co., Inc.:
Series C (a)(c)	350,333	10,661
Series D (a)(c)	77,448	2,494
		23,155

TOTAL CONSUMER DISCRETIONARY		32,570

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	780,377	11,760
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	632,822	9,252
Tobacco - 0.0%
PAX Labs, Inc. Series C (a)(c)	2,555,833	9,840

TOTAL CONSUMER STAPLES		30,852

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	3,552,125	13,569
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Axcella Health, Inc. Series C (a)(c)	545,634	9,379
Immunocore Ltd. Series A (a)(c)	11,275	2,503
		11,882
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	2,728,716	17,837

TOTAL HEALTH CARE		29,719

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	97,277	10,608
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	6,264

TOTAL INDUSTRIALS		16,872

INFORMATION TECHNOLOGY - 1.7%
Internet Software & Services - 1.3%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	2,928,086	962
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		257,484
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	16,810
Software - 0.3%
Appirio, Inc. Series E (Escrow) (c)	612,702	156
Bracket Computing, Inc. Series C (a)(c)	1,207,761	4,396
Cloudera, Inc. Series F (a)(c)	186,078	5,140
Cloudflare, Inc. Series D 8.00% (a)(c)	696,025	3,598
Dataminr, Inc. Series D (a)(c)	277,250	1,997
Delphix Corp. Series D (a)(c)	675,445	3,431
Malwarebytes Corp. Series B (a)(c)	1,056,193	10,465
Snap, Inc. Series F (a)(c)	899,719	13,820
Taboola.Com Ltd. Series E (a)(c)	634,902	8,875
		51,878

TOTAL INFORMATION TECHNOLOGY		326,172

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $282,839)		449,754

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.62% (f)	15,658,522	15,662
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	379,981,419	380,057
TOTAL MONEY MARKET FUNDS
(Cost $395,667)		395,719
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $12,662,537)		19,460,253
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(400,436)
NET ASSETS - 100%		$19,059,817

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,351,000 or 2.8% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,843,000 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Appirio, Inc. (Escrow)	11/24/16	$23
Appirio, Inc. Series E (Escrow)	11/24/16	$156
AppNexus, Inc. Series E	8/1/14	$12,951
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Apron Holdings, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$4,349
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$9,415
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Snap, Inc. Series F	3/25/15 - 2/12/16	$13,820
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	2,781
Total	$2,790

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$7,823	$--	$611	$--	$--
Total	$7,823	$--	$611	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,232,947	$5,068,093	$92,421	$72,433
Consumer Staples	1,009,886	962,026	17,008	30,852
Energy	552,190	552,190	--	--
Financials	717,741	704,172	--	13,569
Health Care	2,319,569	2,273,120	6,910	39,539
Industrials	1,023,913	987,557	2,003	34,353
Information Technology	7,807,056	7,352,297	102,337	352,422
Materials	328,430	328,430	--	--
Real Estate	8,212	8,212	--	--
Telecommunication Services	61,264	61,264	--	--
Utilities	3,326	3,326	--	--
Money Market Funds	395,719	395,719	--	--
Total Investments in Securities:	$19,460,253	$18,696,406	$220,679	$543,168

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$6,747
Level 2 to Level 1	$238,344

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$378,329
Net Realized Gain (Loss) on Investment Securities	10,857
Net Unrealized Gain (Loss) on Investment Securities	(976)
Cost of Purchases	14,960
Proceeds of Sales	(50,748)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$352,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(2,396)
Other Investments in Securities
Beginning Balance	$181,112
Net Realized Gain (Loss) on Investment Securities	942
Net Unrealized Gain (Loss) on Investment Securities	(8,157)
Cost of Purchases	40,940
Proceeds of Sales	(24,091)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$190,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$118

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Singapore	2.3%
Cayman Islands	1.5%
Ireland	1.3%
Germany	1.2%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $374,335) — See accompanying schedule: Unaffiliated issuers (cost $12,266,870)	$19,064,534
Fidelity Central Funds (cost $395,667)	395,719
Total Investments (cost $12,662,537)		$19,460,253
Cash		6,711
Restricted cash		98
Receivable for investments sold		167,839
Receivable for fund shares sold		15,787
Dividends receivable		3,870
Distributions receivable from Fidelity Central Funds		495
Prepaid expenses		31
Other receivables		949
Total assets		19,656,033
Liabilities
Payable for investments purchased	$129,458
Payable for fund shares redeemed	61,607
Accrued management fee	7,211
Notes payable to affiliates	8,014
Other affiliated payables	2,205
Other payables and accrued expenses	7,702
Collateral on Securities Loaned	380,019
Total liabilities		596,216
Net Assets		$19,059,817
Net Assets consist of:
Paid in capital		$12,244,766
Distributions in excess of net investment income		(8,164)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,484
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,797,731
Net Assets		$19,059,817
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($14,112,995 ÷ 199,840 shares)		$70.62
Class K:
Net Asset Value, offering price and redemption price per share ($4,946,822 ÷ 69,972 shares)		$70.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017
Investment Income
Dividends		$70,383
Income from Fidelity Central Funds		2,790
Total income		73,173
Expenses
Management fee
Basic fee	$52,076
Performance adjustment	(4,427)
Transfer agent fees	12,434
Accounting and security lending fees	864
Custodian fees and expenses	185
Independent trustees' fees and expenses	40
Registration fees	102
Audit	131
Legal	45
Interest	35
Miscellaneous	71
Total expenses before reductions	61,556
Expense reductions	(237)	61,319
Net investment income (loss)		11,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	647,269
Fidelity Central Funds	(14)
Other affiliated issuers	(3,434)
Foreign currency transactions	(91)
Total net realized gain (loss)		643,730
Change in net unrealized appreciation (depreciation) on: Investment securities	385,796
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		385,832
Net gain (loss)		1,029,562
Net increase (decrease) in net assets resulting from operations		$1,041,416

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,854	$31,572
Net realized gain (loss)	643,730	344,032
Change in net unrealized appreciation (depreciation)	385,832	(1,020,393)
Net increase (decrease) in net assets resulting from operations	1,041,416	(644,789)
Distributions to shareholders from net investment income	(49,380)	(10,672)
Distributions to shareholders from net realized gain	(700,248)	(1,033,010)
Total distributions	(749,628)	(1,043,682)
Share transactions - net increase (decrease)	(620,915)	(166,801)
Total increase (decrease) in net assets	(329,127)	(1,855,272)
Net Assets
Beginning of period	19,388,944	21,244,216
End of period	$19,059,817	$19,388,944
Other Information
Undistributed net investment income end of period	$–	$29,362
Distributions in excess of net investment income end of period	$(8,164)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$69.52	$75.25	$66.72	$59.65	$47.38	$48.17
Income from Investment Operations
Net investment income (loss)A	.03	.09	.05	.15	.39	.10
Net realized and unrealized gain (loss)	3.80	(2.16)	12.56	11.63	12.79	.75
Total from investment operations	3.83	(2.07)	12.61	11.78	13.18	.85
Distributions from net investment income	(.15)	(.03)	(.09)	(.24)	(.23)	(.04)
Distributions from net realized gain	(2.58)	(3.63)	(3.99)	(4.47)	(.68)	(1.60)
Total distributions	(2.73)	(3.66)	(4.08)	(4.71)	(.91)	(1.64)
Net asset value, end of period	$70.62	$69.52	$75.25	$66.72	$59.65	$47.38
Total ReturnB,C	5.66%	(2.59)%	19.72%	21.07%	28.25%	2.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%F	.82%	.89%	.80%	.76%	.90%
Expenses net of fee waivers, if any	.68%F	.82%	.89%	.80%	.76%	.90%
Expenses net of all reductions	.67%F	.82%	.88%	.80%	.74%	.89%
Net investment income (loss)	.09%F	.13%	.07%	.23%	.75%	.21%
Supplemental Data
Net assets, end of period (in millions)	$14,113	$14,230	$15,346	$11,970	$12,927	$10,595
Portfolio turnover rateG	41%F	50%H	51%H	57%H	75%	95%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund Class K

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$69.67	$75.36	$66.82	$59.74	$47.46	$48.21
Income from Investment Operations
Net investment income (loss)A	.07	.16	.13	.23	.47	.17
Net realized and unrealized gain (loss)	3.80	(2.15)	12.57	11.64	12.79	.75
Total from investment operations	3.87	(1.99)	12.70	11.87	13.26	.92
Distributions from net investment income	(.27)	(.07)	(.17)	(.33)	(.30)	(.08)
Distributions from net realized gain	(2.58)	(3.63)	(3.99)	(4.47)	(.68)	(1.60)
Total distributions	(2.84)B	(3.70)	(4.16)	(4.79)C	(.98)	(1.67)D
Net asset value, end of period	$70.70	$69.67	$75.36	$66.82	$59.74	$47.46
Total ReturnE,F	5.72%	(2.47)%	19.84%	21.23%	28.42%	2.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.70%	.78%	.68%	.61%	.74%
Expenses net of fee waivers, if any	.56%I	.70%	.77%	.68%	.61%	.74%
Expenses net of all reductions	.56%I	.70%	.77%	.67%	.60%	.73%
Net investment income (loss)	.21%I	.25%	.19%	.36%	.89%	.37%
Supplemental Data
Net assets, end of period (in millions)	$4,947	$5,158	$5,898	$4,612	$3,506	$2,467
Portfolio turnover rateJ	41%I	50%K	51%K	57%K	75%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $2.576 per share.

 C Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

 D Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$543,168	Discounted cash flow	Discount rate	15.0% - 22.1% / 21.1%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Growth rate	2.0% - 3.0% / 2.2%	Increase
			Discount for lack of marketability	20.0% - 25.0% / 24.4%	Decrease
		Market approach	Discount rate	3.0% - 30.0% / 14.8%	Decrease
			Transaction price	$2.05 - $330.00 / $49.93	Increase
			Premium rate	1.0% - 130.0% / 26.4%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.0%	Decrease
			Proxy premium	21.3%	Increase
		Market comparable	Price/Earnings multiple (P/E)	12.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 7.2 / 3.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.0% - 0.3% / 0.3%	Increase
			Liquidity preference	$6.75 - $63.39 / $46.08	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, security level mergers and exchanges, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$7,270,569
Gross unrealized depreciation	(555,521)
Net unrealized appreciation (depreciation) on securities	$6,715,048
Tax cost	$12,745,205

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $54,750 in these Subsidiaries, representing .29% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,925,667 and $5,253,033, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, cash and investments received in-kind through subscriptions totaled $30,618 in exchange for 494 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 4,038 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $271,157. The Fund had a net realized gain of $132,873 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$11,248.16
Class K	1,186.05
	$12,434

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $107 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,655.68%		$33

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,924. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,781, including $76 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,652. The weighted average interest rate was 1.08%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $152 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $84.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Blue Chip Growth	$30,042	$5,376
Class K	19,338	5,296
Total	$49,380	$10,672
From net realized gain
Blue Chip Growth	$514,584	$753,870
Class K	185,664	279,140
Total	$700,248	$1,033,010

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Blue Chip Growth
Shares sold	11,441	44,585	$791,729	$2,977,524
Reinvestment of distributions	7,584	10,852	519,650	732,287
Shares redeemed	(23,874)	(54,678)	(1,651,823)	(3,600,373)
Net increase (decrease)	(4,849)	759	$(340,444)	$109,438
Class K
Shares sold	5,375	16,845(a)	$372,631	$1,123,164(a)
Reinvestment of distributions	2,988	4,210	205,002	284,436
Shares redeemed	(12,432)	(25,279)(b)	(858,104)	(1,683,839)(b)
Net increase (decrease)	(4,069)	(4,224)	$(280,471)	$(276,239)

 (a) Amount includes in-kind exchanges (see Note 4: Prior Fiscal Year Exchanges In-Kind).

 (b) Amount includes in-kind redemptions (see Note 4: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Blue Chip Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Blue Chip Growth Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016, and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period ended July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Blue Chip Growth Fund as of January 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016 and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period then ended July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Blue Chip Growth	.68%
Actual		$1,000.00	$1,056.60	$3.52
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Class K	.56%
Actual		$1,000.00	$1,057.20	$2.90
Hypothetical-C		$1,000.00	$1,022.38	$2.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

BCF-SANN-0317
1.700126.120

Fidelity® Series Blue Chip Growth Fund Fidelity® Series Blue Chip Growth Fund Class F Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class A	7.8	7.3
Apple, Inc.	6.8	5.1
Amazon.com, Inc.	6.0	5.6
Facebook, Inc. Class A	3.9	4.0
Tesla Motors, Inc.	2.9	2.3
Salesforce.com, Inc.	2.5	2.2
Uber Technologies, Inc. Series D, 8.00%	2.3	2.0
NVIDIA Corp.	2.3	0.8
Broadcom Ltd.	2.2	2.0
Chipotle Mexican Grill, Inc.	1.9	1.4
	38.6

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.6	38.6
Consumer Discretionary	27.1	26.0
Health Care	12.3	14.4
Industrials	5.2	4.6
Consumer Staples	5.1	8.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	95.9%
Convertible Securities	3.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 10.3%

As of July 31, 2016*
Stocks	96.1%
Convertible Securities	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 12.0%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.8%
Automobiles - 3.0%
Fiat Chrysler Automobiles NV	507,300	$5,575,227
Tesla Motors, Inc. (a)(b)	633,937	159,707,748
		165,282,975
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	178,800	8,501,940
Weight Watchers International, Inc. (a)	40,299	501,723
		9,003,663
Hotels, Restaurants & Leisure - 5.2%
Alsea S.A.B. de CV	362,600	1,048,321
Buffalo Wild Wings, Inc. (a)	113,614	17,155,714
Chipotle Mexican Grill, Inc. (a)	251,200	105,865,728
Dave & Buster's Entertainment, Inc. (a)	483,000	26,304,180
Del Taco Restaurants, Inc. (a)	198,600	2,708,904
Domino's Pizza, Inc.	46,800	8,168,472
Freshii, Inc.	30,500	286,425
Las Vegas Sands Corp.	243,500	12,803,230
Melco Crown Entertainment Ltd. sponsored ADR	326,600	5,499,944
MGM Mirage, Inc. (a)	530,800	15,287,040
Panera Bread Co. Class A (a)	26,400	5,519,184
Shake Shack, Inc. Class A (a)(b)	149,999	5,296,465
Starbucks Corp.	1,060,820	58,578,480
U.S. Foods Holding Corp.	345,000	9,384,000
Vail Resorts, Inc.	9,900	1,698,246
Yum China Holdings, Inc. (a)	297,400	8,172,552
		283,776,885
Household Durables - 0.9%
Newell Brands, Inc.	409,735	19,392,758
Nien Made Enterprise Co. Ltd.	119,000	1,115,965
SodaStream International Ltd. (a)(b)	216,393	9,519,128
Sony Corp.	441,100	13,355,515
Sony Corp. sponsored ADR	218,000	6,598,860
		49,982,226
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (a)	393,180	323,775,866
Ctrip.com International Ltd. ADR (a)	151,986	6,567,315
Expedia, Inc.	86,777	10,551,215
Groupon, Inc. (a)	484,700	1,672,215
JD.com, Inc. sponsored ADR (a)	641,000	18,204,400
Netflix, Inc. (a)	252,846	35,577,961
Priceline Group, Inc. (a)	31,200	49,144,056
The Honest Co., Inc. (a)(c)	71,609	2,120,464
		447,613,492
Leisure Products - 0.5%
Mattel, Inc.	748,900	19,628,669
Polaris Industries, Inc.	13,100	1,101,317
Spin Master Corp. (a)	148,900	3,601,063
		24,331,049
Media - 1.5%
Altice NV Class A (a)	839,698	18,382,887
Charter Communications, Inc. Class A (a)	101,503	32,881,897
Comcast Corp. Class A	51,400	3,876,588
Naspers Ltd. Class N	47,500	7,567,318
The Walt Disney Co.	117,817	13,036,451
WME Entertainment Parent, LLC Class A (c)(d)	2,908,827	5,974,766
		81,719,907
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	293,900	22,686,141
Ollie's Bargain Outlet Holdings, Inc. (a)	62,200	1,900,210
		24,586,351
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	31,300	5,140,712
AutoZone, Inc. (a)	5,800	4,204,884
Dick's Sporting Goods, Inc.	173,000	8,926,800
Five Below, Inc. (a)	86,800	3,458,980
Home Depot, Inc.	749,300	103,088,694
Inditex SA	130,289	4,294,655
L Brands, Inc.	280,814	16,907,811
O'Reilly Automotive, Inc. (a)	8,500	2,229,295
RH (a)(b)	636,518	17,198,716
Ross Stores, Inc.	30,076	1,988,324
Signet Jewelers Ltd.	19,800	1,537,866
Tailored Brands, Inc.	41,800	888,250
TJX Companies, Inc.	253,900	19,022,188
Ulta Beauty, Inc. (a)	8,300	2,259,924
		191,147,099
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	416,246	65,446,015
G-III Apparel Group Ltd. (a)	286,080	7,512,461
Kate Spade & Co. (a)	119,300	2,208,243
Kering SA (b)	14,700	3,494,277
lululemon athletica, Inc. (a)	504,700	34,072,297
LVMH Moet Hennessy - Louis Vuitton SA	14,371	2,896,091
NIKE, Inc. Class B	429,200	22,704,680
PVH Corp.	160,600	15,065,886
Regina Miracle International Holdings Ltd. (b)	1,671,693	1,317,302
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,100	17,586,512
Tory Burch LLC (c)(d)	106,817	5,963,593
		178,267,357

TOTAL CONSUMER DISCRETIONARY		1,455,711,004

CONSUMER STAPLES - 4.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR	71,100	7,412,886
Constellation Brands, Inc. Class A (sub. vtg.)	104,800	15,694,848
Diageo PLC	111,661	3,101,704
Molson Coors Brewing Co. Class B	250,300	24,158,956
Monster Beverage Corp. (a)	892,743	38,030,852
		88,399,246
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	333,700	54,710,115
Kroger Co.	196,000	6,656,160
Performance Food Group Co. (a)	111,600	2,471,940
Sprouts Farmers Market LLC (a)	26,700	498,489
		64,336,704
Food Products - 1.0%
Associated British Foods PLC	100,200	3,007,591
Bunge Ltd.	55,000	3,806,550
Mead Johnson Nutrition Co. Class A	53,800	3,790,748
Mondelez International, Inc.	459,600	20,351,088
Nestle SA	6,488	475,340
Post Holdings, Inc. (a)	6,600	552,288
The Hain Celestial Group, Inc. (a)	309,400	12,239,864
The Kraft Heinz Co.	72,500	6,473,525
TreeHouse Foods, Inc. (a)	14,500	1,100,260
		51,797,254
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	84,800	11,311,472
Personal Products - 0.6%
Coty, Inc. Class A	1,030,100	19,777,920
Herbalife Ltd. (a)	265,838	14,940,096
		34,718,016
Tobacco - 0.3%
Altria Group, Inc.	23,300	1,658,494
British American Tobacco PLC:
(United Kingdom)	18,100	1,117,276
sponsored ADR	83,800	10,324,160
Imperial Tobacco Group PLC	55,271	2,554,218
		15,654,148

TOTAL CONSUMER STAPLES		266,216,840

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	134,300	8,471,644
Calfrac Well Services Ltd.	137,700	447,624
Fairmount Santrol Holidings, Inc. (a)(b)	246,900	3,091,188
		12,010,456
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	414,278	28,804,749
Apache Corp.	70,700	4,229,274
Arch Coal, Inc. (a)	76,000	5,471,240
Carrizo Oil & Gas, Inc. (a)	79,100	2,796,976
Cimarex Energy Co.	103,530	13,998,291
Continental Resources, Inc. (a)	322,964	15,683,132
Devon Energy Corp.	232,500	10,588,050
Diamondback Energy, Inc. (a)	5,200	546,884
EOG Resources, Inc.	148,626	15,097,429
Extraction Oil & Gas, Inc.	52,879	947,592
Pioneer Natural Resources Co.	93,500	16,851,505
SM Energy Co.	327,700	9,998,127
Suncor Energy, Inc.	74,600	2,313,818
Targa Resources Corp.	45,300	2,610,186
Whiting Petroleum Corp. (a)	817,200	9,062,748
		139,000,001

TOTAL ENERGY		151,010,457

FINANCIALS - 3.5%
Banks - 2.1%
Bank of America Corp.	1,923,000	43,536,720
Citigroup, Inc.	414,189	23,124,172
HDFC Bank Ltd. sponsored ADR	128,900	8,885,077
JPMorgan Chase & Co.	439,972	37,234,830
Wells Fargo & Co.	43,200	2,433,456
		115,214,255
Capital Markets - 1.3%
BlackRock, Inc. Class A	40,300	15,071,394
CBOE Holdings, Inc.	29,800	2,372,676
Charles Schwab Corp.	216,200	8,916,088
Fairfax India Holdings Corp. (a)	427,900	4,809,596
Goldman Sachs Group, Inc.	110,700	25,385,724
Morgan Stanley	37,900	1,610,371
MSCI, Inc.	16,000	1,324,000
Northern Trust Corp.	65,800	5,458,768
State Street Corp.	39,600	3,017,520
TD Ameritrade Holding Corp.	23,400	1,079,910
		69,046,047
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	33,600	5,515,104
Jeld-Wen Holding, Inc.	31,300	847,291
		6,362,395
Thrifts & Mortgage Finance - 0.0%
Meta Financial Group, Inc.	5,100	448,035

TOTAL FINANCIALS		191,070,732

HEALTH CARE - 12.1%
Biotechnology - 8.9%
AC Immune SA	42,900	515,658
AC Immune SA	192,250	2,195,303
ACADIA Pharmaceuticals, Inc. (a)	87,700	3,033,543
Acceleron Pharma, Inc. (a)	39,000	946,920
Advanced Accelerator Applications SA sponsored ADR (a)	102,700	3,324,399
Agios Pharmaceuticals, Inc. (a)	116,323	5,005,379
Aimmune Therapeutics, Inc. (a)	108,100	1,976,068
Alexion Pharmaceuticals, Inc. (a)	453,704	59,290,039
Alkermes PLC (a)	393,500	21,292,285
Alnylam Pharmaceuticals, Inc. (a)	339,100	13,560,609
Amgen, Inc.	466,498	73,090,907
AquaBounty Technologies, Inc. (a)(b)	1,671	23,060
Ascendis Pharma A/S sponsored ADR (a)(b)	116,100	2,489,184
BeiGene Ltd. ADR	10,600	369,304
Biogen, Inc. (a)	142,000	39,368,080
BioMarin Pharmaceutical, Inc. (a)	116,600	10,217,658
bluebird bio, Inc. (a)	111,200	8,284,400
Catabasis Pharmaceuticals, Inc. (a)	140,900	567,827
Celgene Corp. (a)	454,100	52,743,715
Cellectis SA sponsored ADR (a)	25,300	461,472
Chiasma, Inc. (e)	95,140	190,280
Chiasma, Inc. (a)	107,500	215,000
Chiasma, Inc. warrants (a)	23,784	10,159
Chimerix, Inc. (a)	31,200	169,728
Coherus BioSciences, Inc. (a)	174,000	4,854,600
Corvus Pharmaceuticals, Inc.	44,800	632,576
CytomX Therapeutics, Inc. (a)	53,200	618,184
CytomX Therapeutics, Inc. (e)	137,854	1,601,863
DBV Technologies SA sponsored ADR (a)	38,700	1,335,924
Editas Medicine, Inc. (b)	197,789	3,445,484
Exelixis, Inc. (a)	749,600	13,582,752
FibroGen, Inc. (a)	93,400	2,115,510
GenSight Biologics SA	219,991	1,897,467
Global Blood Therapeutics, Inc. (a)	164,000	2,648,600
Heron Therapeutics, Inc. (a)	35,600	462,800
Intellia Therapeutics, Inc. (a)	163,657	2,114,448
Intercept Pharmaceuticals, Inc. (a)	63,100	6,925,225
Intrexon Corp. (a)	111,700	2,363,572
Ionis Pharmaceuticals, Inc. (a)	62,200	2,767,900
Ironwood Pharmaceuticals, Inc. Class A (a)	524,816	7,546,854
Merrimack Pharmaceuticals, Inc. (a)	813,200	2,529,052
Momenta Pharmaceuticals, Inc. (a)	35,400	669,060
Neurocrine Biosciences, Inc. (a)	209,200	8,976,772
Portola Pharmaceuticals, Inc. (a)	81,500	2,220,875
Prothena Corp. PLC (a)	38,700	1,894,752
Radius Health, Inc. (a)	30,500	1,327,360
Regeneron Pharmaceuticals, Inc. (a)	172,980	62,149,984
Sage Therapeutics, Inc. (a)	76,300	3,660,874
Seattle Genetics, Inc. (a)	107,600	6,481,824
Seres Therapeutics, Inc. (a)	17,900	177,031
Spark Therapeutics, Inc. (a)	50,710	3,197,773
TESARO, Inc. (a)	28,000	4,559,520
Trevena, Inc. (a)	280,000	1,954,400
Ultragenyx Pharmaceutical, Inc. (a)	15,900	1,192,659
Vertex Pharmaceuticals, Inc. (a)	283,700	24,361,319
Xencor, Inc. (a)	29,900	712,517
		480,320,508
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	1,250,500	30,087,030
Danaher Corp.	121,400	10,187,888
DexCom, Inc. (a)	10,116	800,681
Insulet Corp. (a)	54,100	2,250,560
Intuitive Surgical, Inc. (a)	40,500	28,053,945
Invuity, Inc. (a)(b)	164,600	1,069,900
Nevro Corp. (a)(b)	93,150	8,105,913
		80,555,917
Health Care Providers & Services - 0.4%
Anthem, Inc.	21,800	3,360,252
Cigna Corp.	31,300	4,576,686
HCA Holdings, Inc. (a)	6,800	545,904
Humana, Inc.	13,200	2,620,200
Teladoc, Inc. (a)(b)	64,000	1,280,000
UnitedHealth Group, Inc.	60,000	9,726,000
		22,109,042
Health Care Technology - 0.1%
athenahealth, Inc. (a)	42,000	5,291,580
Cerner Corp. (a)	10,900	585,439
Evolent Health, Inc. (a)	65,400	1,190,280
		7,067,299
Life Sciences Tools & Services - 0.0%
Medpace Holdings, Inc.	41,100	1,433,979
Pharmaceuticals - 1.2%
Achaogen, Inc. (a)	88,300	1,426,045
Allergan PLC	164,600	36,029,294
Castle Creek Pharmaceuticals, LLC Class A-2 (c)(d)	9,636	3,179,880
Catalent, Inc. (a)	23,000	615,480
Collegium Pharmaceutical, Inc. (a)(b)	91,500	1,539,030
Dermira, Inc. (a)	88,000	2,590,720
GW Pharmaceuticals PLC ADR (a)	45,657	5,249,642
Jazz Pharmaceuticals PLC (a)	65,200	7,949,184
Nektar Therapeutics (a)	30,200	365,722
Patheon NV	72,400	2,077,156
The Medicines Company (a)	170,200	6,135,710
		67,157,863

TOTAL HEALTH CARE		658,644,608

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.3%
Elbit Systems Ltd.	1,048	115,280
General Dynamics Corp.	3,000	543,240
Huntington Ingalls Industries, Inc.	5,500	1,066,780
Northrop Grumman Corp.	28,500	6,528,780
Raytheon Co.	36,400	5,247,424
		13,501,504
Airlines - 1.8%
American Airlines Group, Inc.	241,300	10,677,525
Delta Air Lines, Inc.	615,200	29,062,048
InterGlobe Aviation Ltd. (a)	70,126	937,922
JetBlue Airways Corp. (a)	225,700	4,425,977
Southwest Airlines Co.	824,300	43,119,133
Spirit Airlines, Inc. (a)	15,800	853,832
United Continental Holdings, Inc. (a)	108,800	7,667,136
Wizz Air Holdings PLC (a)	108,003	2,419,805
		99,163,378
Building Products - 0.1%
Builders FirstSource, Inc. (a)	74,500	801,620
Masco Corp.	159,100	5,242,345
		6,043,965
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	61,800	2,814,990
Team, Inc. (a)	16,300	547,680
		3,362,670
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)(b)	151,100	12,187,726
Fluor Corp.	49,500	2,747,250
KBR, Inc.	156,000	2,653,560
		17,588,536
Electrical Equipment - 0.3%
Acuity Brands, Inc.	17,700	3,667,971
AMETEK, Inc.	10,700	546,770
Eaton Corp. PLC	30,900	2,187,102
Fortive Corp.	29,250	1,617,818
Melrose Industries PLC	279,587	686,734
Nidec Corp.	5,600	526,224
Regal Beloit Corp.	110,100	7,993,260
Rockwell Automation, Inc.	11,400	1,687,086
		18,912,965
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	135,100	15,985,032
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	224,900	6,607,562
		22,592,594
Machinery - 1.0%
Allison Transmission Holdings, Inc.	242,400	8,479,152
Caterpillar, Inc.	133,300	12,751,478
Colfax Corp. (a)	84,600	3,299,400
Fanuc Corp.	2,900	569,348
Flowserve Corp.	337,844	16,608,411
Ingersoll-Rand PLC	20,400	1,618,740
Kennametal, Inc.	45,700	1,633,318
PACCAR, Inc.	16,200	1,090,422
Rational AG	4,400	1,994,916
Standex International Corp.	24,100	2,101,520
Wabtec Corp.	34,000	2,945,760
		53,092,465
Professional Services - 0.1%
IHS Markit Ltd. (a)	139,100	5,487,495
Recruit Holdings Co. Ltd.	10,100	442,339
		5,929,834
Road & Rail - 0.2%
CSX Corp.	115,700	5,367,323
J.B. Hunt Transport Services, Inc.	5,300	525,124
Norfolk Southern Corp.	5,800	681,268
Old Dominion Freight Lines, Inc.	12,200	1,077,016
Union Pacific Corp.	5,000	532,900
		8,183,631
Trading Companies & Distributors - 0.5%
Fastenal Co.	56,500	2,806,920
HD Supply Holdings, Inc. (a)	463,700	19,614,510
MSC Industrial Direct Co., Inc. Class A	29,600	3,023,640
Univar, Inc. (a)	54,600	1,628,172
WESCO International, Inc. (a)	23,100	1,633,170
		28,706,412

TOTAL INDUSTRIALS		277,077,954

INFORMATION TECHNOLOGY - 38.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	44,900	4,220,600
Lumentum Holdings, Inc. (a)	14,900	565,455
		4,786,055
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	4,000	630,920
Corning, Inc.	21,600	572,184
Dell Technologies, Inc. (a)	62,200	3,917,978
Jabil Circuit, Inc.	23,000	551,540
Largan Precision Co. Ltd.	13,000	1,854,731
		7,527,353
Internet Software & Services - 13.3%
Alphabet, Inc. Class A (a)	517,713	424,623,026
Apptio, Inc. Class A	9,600	132,864
eBay, Inc. (a)	1,143,200	36,388,056
Facebook, Inc. Class A (a)	1,615,655	210,552,160
Gogo, Inc. (a)(b)	448,200	4,101,030
NetEase, Inc. ADR	8,800	2,234,320
New Relic, Inc. (a)	8,700	314,940
Nutanix, Inc. Class B	230,044	6,615,260
Shopify, Inc. Class A (a)	81,550	4,144,371
SINA Corp.	25,800	1,798,776
Stamps.com, Inc. (a)	36,800	4,473,040
Tencent Holdings Ltd.	769,100	20,108,415
The Trade Desk, Inc. (b)	6,400	189,824
VeriSign, Inc. (a)	20,000	1,604,200
Weibo Corp. sponsored ADR (a)(b)	11,840	570,925
Yelp, Inc. (a)	69,100	2,886,998
		720,738,205
IT Services - 3.4%
EOH Holdings Ltd.	48,700	530,189
MasterCard, Inc. Class A	647,500	68,848,675
Paychex, Inc.	37,000	2,230,730
PayPal Holdings, Inc. (a)	197,400	7,852,572
Vakrangee Ltd. (a)	197,752	895,105
Visa, Inc. Class A	1,259,148	104,144,131
		184,501,402
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	519,600	5,388,252
ams AG	37,940	1,301,665
Applied Materials, Inc.	395,100	13,532,175
ASML Holding NV	37,600	4,564,640
Broadcom Ltd.	609,300	121,555,350
Cavium, Inc. (a)	357,946	23,699,605
Cirrus Logic, Inc. (a)	252,022	15,201,967
Dialog Semiconductor PLC (a)	46,300	2,146,678
Inphi Corp. (a)	34,750	1,592,245
Intel Corp.	87,100	3,207,022
KLA-Tencor Corp.	13,400	1,140,474
Lam Research Corp.	101,200	11,623,832
Micron Technology, Inc. (a)	376,300	9,072,593
Microsemi Corp. (a)	25,700	1,365,955
Monolithic Power Systems, Inc.	23,056	2,011,405
NVIDIA Corp.	1,135,620	123,986,992
ON Semiconductor Corp. (a)	250,000	3,330,000
Qualcomm, Inc.	478,100	25,544,883
Semtech Corp. (a)	84,500	2,784,275
WONIK IPS Co. Ltd. (a)	95,923	1,982,371
		375,032,379
Software - 7.6%
Activision Blizzard, Inc.	1,987,128	79,902,417
Adobe Systems, Inc. (a)	273,720	31,034,374
Appirio, Inc. (Escrow) (c)	43,764	11,481
Autodesk, Inc. (a)	21,800	1,773,212
Citrix Systems, Inc. (a)	5,800	528,902
Electronic Arts, Inc. (a)	537,100	44,810,253
HubSpot, Inc. (a)	17,800	913,140
Microsoft Corp.	1,240,800	80,217,720
Mobileye NV (a)	101,100	4,343,256
Nintendo Co. Ltd.	17,800	3,643,337
Paycom Software, Inc. (a)	130,800	6,048,192
RealPage, Inc. (a)	21,700	664,020
Salesforce.com, Inc. (a)	1,698,567	134,356,650
Snap, Inc.	320,236	4,918,825
Take-Two Interactive Software, Inc. (a)	42,300	2,269,395
Workday, Inc. Class A (a)	115,900	9,630,131
Zendesk, Inc. (a)	242,500	5,803,025
		410,868,330
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	3,045,134	369,527,011
HP, Inc.	110,200	1,658,510
NetApp, Inc.	29,100	1,115,112
Samsung Electronics Co. Ltd.	6,022	10,316,989
Western Digital Corp.	215,500	17,181,815
		399,799,437

TOTAL INFORMATION TECHNOLOGY		2,103,253,161

MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	1,059,500	37,389,755
E.I. du Pont de Nemours & Co.	36,300	2,740,650
FMC Corp.	55,600	3,344,896
LyondellBasell Industries NV Class A	128,700	12,003,849
Methanex Corp.	23,300	1,166,165
Potash Corp. of Saskatchewan, Inc.	234,100	4,355,474
PPG Industries, Inc.	10,900	1,090,109
Sherwin-Williams Co.	2,000	607,620
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	120,600	3,897,792
The Chemours Co. LLC	308,000	8,137,360
The Scotts Miracle-Gro Co. Class A	36,400	3,347,708
Westlake Chemical Corp.	46,800	2,897,388
		80,978,766
Construction Materials - 0.0%
CEMEX S.A.B. de CV sponsored ADR	58,300	539,858
Eagle Materials, Inc.	10,700	1,119,006
		1,658,864
Metals & Mining - 0.2%
ArcelorMittal SA Class A unit (a)	65,200	507,908
Franco-Nevada Corp.	16,900	1,099,263
Glencore Xstrata PLC (a)	451,551	1,854,403
Randgold Resources Ltd. sponsored ADR	12,900	1,095,726
Rio Tinto PLC sponsored ADR (b)	75,000	3,359,250
		7,916,550

TOTAL MATERIALS		90,554,180

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Corrections Corp. of America	43,400	1,260,336
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	176,600	10,996,882
UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	46,900	904,232
TOTAL COMMON STOCKS
(Cost $3,766,619,497)		5,206,700,386

Convertible Preferred Stocks - 3.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	22,518	3,084,966
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	1,581,852	5,000,076
The Honest Co., Inc.:
Series C (a)(c)	167,087	5,084,758
Series D (a)(c)	27,712	892,501
		10,977,335

TOTAL CONSUMER DISCRETIONARY		14,062,301

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	285,138	4,297,030
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	234,006	3,421,168
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(c)	945,100	3,638,635

TOTAL CONSUMER STAPLES		11,356,833

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	1,527,120	5,833,598
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Axcella Health, Inc. Series C (a)(c)	248,015	4,263,378
Immunocore Ltd. Series A (a)(c)	4,035	895,767
		5,159,145
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	813,618	5,318,458

TOTAL HEALTH CARE		10,477,603

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	42,650	4,650,983
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	253,888	2,297,686

TOTAL INDUSTRIALS		6,948,669

INFORMATION TECHNOLOGY - 2.8%
Internet Software & Services - 2.4%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	922,232	302,907
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	2,578,476	125,758,019
Series E, 8.00% (a)(c)	47,420	2,312,779
		128,373,705
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	307,049	7,983,274
Software - 0.3%
Appirio, Inc. Series E (Escrow) (c)	306,351	77,862
Cloudflare, Inc. Series D 8.00% (a)(c)	323,080	1,670,324
Dataminr, Inc. Series D (a)(c)	115,901	834,904
Delphix Corp. Series D (a)(c)	242,876	1,233,810
Malwarebytes Corp. Series B (a)(c)	329,349	3,263,289
Snap, Inc. Series F (a)(c)	320,236	4,918,825
Taboola.Com Ltd. Series E (a)(c)	289,958	4,053,091
		16,052,105

TOTAL INFORMATION TECHNOLOGY		152,409,084

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $114,443,678)		201,088,088

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.62% (f)	33,983,513	33,990,310
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	140,971,225	140,999,419
TOTAL MONEY MARKET FUNDS
(Cost $174,973,401)		174,989,729
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $4,056,036,576)		5,582,778,203
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(154,603,293)
NET ASSETS - 100%		$5,428,174,910

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $218,338,272 or 4.0% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,792,143 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Appirio, Inc. (Escrow)	11/24/16	$11,481
Appirio, Inc. Series E (Escrow)	11/24/16	$77,863
AppNexus, Inc. Series E	8/1/14	$6,150,867
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Apron Holdings, Inc. Series D	5/18/15	$3,800,006
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$7,797,080
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$3,179,880
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$2,010,032
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$302,907
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$3,084,966
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series C	5/22/15	$3,638,635
Snap, Inc. Series F	3/25/15 - 2/12/16	$4,918,825
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
Tory Burch LLC	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,766
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,720
Fidelity Securities Lending Cash Central Fund	879,540
Total	$975,260

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,469,773,305	$1,416,515,955	$25,136,226	$28,121,124
Consumer Staples	277,573,673	261,522,520	4,694,320	11,356,833
Energy	151,010,457	151,010,457	--	--
Financials	196,904,330	191,070,732	--	5,833,598
Health Care	669,122,211	653,259,266	2,205,462	13,657,483
Industrials	284,026,623	276,508,606	569,348	6,948,669
Information Technology	2,255,662,245	2,067,955,843	30,367,012	157,339,390
Materials	90,554,180	90,554,180	--	--
Real Estate	1,260,336	1,260,336	--	--
Telecommunication Services	10,996,882	10,996,882	--	--
Utilities	904,232	904,232	--	--
Money Market Funds	174,989,729	174,989,729	--	--
Total Investments in Securities:	$5,582,778,203	$5,296,548,738	$62,972,368	$223,257,097

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$2,150,967
Level 2 to Level 1	$74,055,915

The following are reconciliations of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$166,492,124
Net Realized Gain (Loss) on Investment Securities	3,382,050
Net Unrealized Gain (Loss) on Investment Securities	636,798
Cost of Purchases	5,311,076
Proceeds of Sales	(18,482,658)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$157,339,390
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(98,182)
Other Investments in Securities
Beginning Balance	$61,541,109
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(3,649,800)
Cost of Purchases	13,662,170
Proceeds of Sales	(5,635,772)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$65,917,707
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(3,649,077)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Singapore	2.2%
Cayman Islands	1.5%
Ireland	1.2%
Germany	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,791,231) — See accompanying schedule: Unaffiliated issuers (cost $3,881,063,175)	$5,407,788,474
Fidelity Central Funds (cost $174,973,401)	174,989,729
Total Investments (cost $4,056,036,576)		$5,582,778,203
Restricted cash		42,670
Receivable for investments sold		29,911,218
Receivable for fund shares sold		1,613,662
Dividends receivable		1,064,329
Distributions receivable from Fidelity Central Funds		190,645
Prepaid expenses		9,846
Other receivables		43,023
Total assets		5,615,653,596
Liabilities
Payable for investments purchased	$36,690,215
Payable for fund shares redeemed	7,283,987
Accrued management fee	1,989,287
Other affiliated payables	358,143
Other payables and accrued expenses	168,293
Collateral on Securities Loaned	140,988,761
Total liabilities		187,478,686
Net Assets		$5,428,174,910
Net Assets consist of:
Paid in capital		$3,833,114,345
Distributions in excess of net investment income		(3,460,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,839,887
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,526,680,851
Net Assets		$5,428,174,910
Series Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($2,138,236,900 ÷ 179,067,708 shares)		$11.94
Class F:
Net Asset Value, offering price and redemption price per share ($3,289,938,010 ÷ 275,513,473 shares)		$11.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$21,755,172
Income from Fidelity Central Funds		975,260
Total income		22,730,432
Expenses
Management fee
Basic fee	$16,263,515
Performance adjustment	(1,302,115)
Transfer agent fees	1,817,837
Accounting and security lending fees	568,373
Custodian fees and expenses	108,632
Independent trustees' fees and expenses	12,633
Audit	71,491
Legal	10,799
Interest	1,577
Miscellaneous	22,659
Total expenses before reductions	17,575,401
Expense reductions	(65,878)	17,509,523
Net investment income (loss)		5,220,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,210)	204,084,577
Fidelity Central Funds	8,851
Foreign currency transactions	(34,732)
Futures contracts	(5,413,525)
Total net realized gain (loss)		198,645,171
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $24,708)	94,990,131
Assets and liabilities in foreign currencies	13,516
Total change in net unrealized appreciation (depreciation)		95,003,647
Net gain (loss)		293,648,818
Net increase (decrease) in net assets resulting from operations		$298,869,727

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,220,909	$16,380,873
Net realized gain (loss)	198,645,171	72,992,136
Change in net unrealized appreciation (depreciation)	95,003,647	(256,141,950)
Net increase (decrease) in net assets resulting from operations	298,869,727	(166,768,941)
Distributions to shareholders from net investment income	(22,221,065)	(14,390,063)
Distributions to shareholders from net realized gain	(63,873,266)	(753,239,546)
Total distributions	(86,094,331)	(767,629,609)
Share transactions - net increase (decrease)	(964,298,090)	218,143,104
Total increase (decrease) in net assets	(751,522,694)	(716,255,446)
Net Assets
Beginning of period	6,179,697,604	6,895,953,050
End of period	$5,428,174,910	$6,179,697,604
Other Information
Undistributed net investment income end of period	$–	$13,539,983
Distributions in excess of net investment income end of period	$(3,460,173)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$13.36	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.02	.03	.02
Net realized and unrealized gain (loss)	.64	(.42)	2.27	1.17
Total from investment operations	.64	(.40)	2.30	1.19
Distributions from net investment income	(.03)	(.02)	(.02)	(.01)
Distributions from net realized gain	(.14)	(1.48)	(.10)	–
Total distributions	(.17)	(1.49)D	(.12)	(.01)
Net asset value, end of period	$11.94	$11.47	$13.36	$11.18
Total ReturnE,F	5.65%	(2.63)%	20.74%	11.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.73%	.79%	.74%I
Expenses net of fee waivers, if any	.69%I	.73%	.78%	.74%I
Expenses net of all reductions	.68%I	.73%	.78%	.74%I
Net investment income (loss)	.08%I	.17%	.20%	.26%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,138,237	$2,417,952	$2,831,293	$3,288,708
Portfolio turnover rateJ	48%I	55%	57%	67%I,K

 A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.49 per share is comprised of distributions from net investment income of $0.015 and distributions from net realized gain of $1.477 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Blue Chip Growth Fund Class F

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$13.38	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.04	.05	.03
Net realized and unrealized gain (loss)	.64	(.43)	2.28	1.17
Total from investment operations	.65	(.39)	2.33	1.20
Distributions from net investment income	(.05)	(.04)	(.04)	(.01)
Distributions from net realized gain	(.14)	(1.48)	(.10)	–
Total distributions	(.19)	(1.51)C	(.14)	(.01)
Net asset value, end of period	$11.94	$11.48	$13.38	$11.19
Total ReturnD,E	5.73%	(2.52)%	21.00%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.57%	.62%	.57%H
Expenses net of fee waivers, if any	.53%H	.57%	.62%	.57%H
Expenses net of all reductions	.53%H	.56%	.62%	.57%H
Net investment income (loss)	.24%H	.33%	.37%	.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,289,938	$3,761,745	$4,064,661	$4,603,361
Portfolio turnover rateI	48%H	55%	57%	67%H,J

 A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.51 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $1.477 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Blue Chip Growth and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$223,257,097	Discounted cash flow	Discount rate	22.1%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Growth rate	2.0% - 2.5% / 2.1%	Increase
			Discount for lack of marketability	25.0%	Decrease
		Market approach	Discount rate	3.0% - 30.0% / 15.2%	Decrease
			Transaction price	$2.05 - $330.00 / $48.36	Increase
			Premium rate	1.0% - 30.0% / 16.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 14.8%	Decrease
			Proxy premium	21.3%	Increase
		Market comparable	Price/Earnings multiple (P/E)	12.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 7.2 / 3.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.3%	Increase
			Liquidity preference	$6.75 - $63.39 / $47.84	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investments (PFIC), partnerships, security level mergers and exchanges and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,641,526,625
Gross unrealized depreciation	(152,471,502)
Net unrealized appreciation (depreciation) on securities	$1,489,055,123
Tax cost	$4,093,723,080

The Fund elected to defer to its next fiscal year approximately $12,315,444 of capital losses recognized during the period November 1, 2015 to July 31, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $18,245,875 in these Subsidiaries, representing .34% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $(5,413,525) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,390,232,986 and $2,431,084,312, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Blue Chip Growth. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Blue Chip Growth	$1,817,837.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40,102 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$47,509,500.60%		$1,577

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,874 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $879,540. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41,835 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $242.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,801.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Series Blue Chip Growth	$6,353,988	$3,058,399
Class F	15,867,077	11,331,664
Total	$22,221,065	$14,390,063
From net realized gain
Series Blue Chip Growth	$24,770,768	$304,663,602
Class F	39,102,498	448,575,944
Total	$63,873,266	$753,239,546

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Series Blue Chip Growth
Shares sold	6,807,689	22,878,098	$78,937,482	$250,290,391
Reinvestment of distributions	2,696,789	27,279,668	31,124,756	307,722,000
Shares redeemed	(41,276,283)	(51,211,311)	(474,293,638)	(587,966,404)
Net increase (decrease)	(31,771,805)	(1,053,545)	$(364,231,400)	$(29,954,013)
Class F
Shares sold	15,100,585	60,433,236	$174,967,758	$665,079,863
Reinvestment of distributions	4,765,212	40,774,349	54,969,575	459,907,607
Shares redeemed	(72,086,067)	(77,352,051)	(830,004,023)	(876,890,353)
Net increase (decrease)	(52,220,270)	23,855,534	$(600,066,690)	$248,097,117

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Series Blue Chip Growth	.69%
Actual		$1,000.00	$1,056.50	$3.58
Hypothetical-C		$1,000.00	$1,021.73	$3.52
Class F	.53%
Actual		$1,000.00	$1,057.30	$2.75
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Blue Chip Growth Fund Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.0	5.3
Alphabet, Inc. Class A	6.3	5.9
Amazon.com, Inc.	6.2	6.0
Facebook, Inc. Class A	4.0	4.0
Tesla Motors, Inc.	3.0	2.3
Salesforce.com, Inc.	2.6	2.4
Broadcom Ltd.	2.3	2.0
NVIDIA Corp.	2.3	0.7
Chipotle Mexican Grill, Inc.	2.1	1.5
Visa, Inc. Class A	2.0	1.9
	37.8

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.0	37.6
Consumer Discretionary	27.5	26.5
Health Care	12.1	14.4
Industrials	5.4	4.8
Consumer Staples	5.2	8.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	97.7%
Convertible Securities	2.3%

 * Foreign investments - 10.6%

As of July 31, 2016*
Stocks	97.4%
Convertible Securities	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 12.0%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.3%
Automobiles - 3.1%
Fiat Chrysler Automobiles NV	1,791,200	$19,685
Tesla Motors, Inc. (a)(b)	2,235,833	563,273
		582,958
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	656,100	31,198
Weight Watchers International, Inc. (a)	129,353	1,610
		32,808
Hotels, Restaurants & Leisure - 5.4%
Alsea S.A.B. de CV	1,279,422	3,699
Buffalo Wild Wings, Inc. (a)	410,009	61,911
Chipotle Mexican Grill, Inc. (a)(b)	932,670	393,064
Dave & Buster's Entertainment, Inc. (a)	1,741,013	94,816
Del Taco Restaurants, Inc. (a)	719,400	9,813
Domino's Pizza, Inc.	173,371	30,260
Freshii, Inc.	107,900	1,013
Las Vegas Sands Corp.	889,800	46,786
Melco Crown Entertainment Ltd. sponsored ADR	1,153,700	19,428
MGM Mirage, Inc. (a)	1,962,942	56,533
Panera Bread Co. Class A (a)	89,100	18,627
Shake Shack, Inc. Class A (a)(b)	551,485	19,473
Starbucks Corp.	3,927,147	216,857
U.S. Foods Holding Corp.	1,218,900	33,154
Vail Resorts, Inc.	34,900	5,987
Yum China Holdings, Inc. (a)	1,029,000	28,277
		1,039,698
Household Durables - 0.9%
Newell Brands, Inc.	1,414,202	66,934
Nien Made Enterprise Co. Ltd.	437,000	4,098
SodaStream International Ltd. (a)(b)	747,456	32,881
Sony Corp.	1,641,700	49,707
Sony Corp. sponsored ADR	738,075	22,342
		175,962
Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (a)	1,441,987	1,187,447
Ctrip.com International Ltd. ADR (a)	557,833	24,104
Expedia, Inc.	289,299	35,176
Groupon, Inc. (a)	1,781,214	6,145
JD.com, Inc. sponsored ADR (a)	2,266,800	64,377
Netflix, Inc. (a)	939,948	132,260
Priceline Group, Inc. (a)	112,605	177,368
The Honest Co., Inc. (a)(c)	150,143	4,446
		1,631,323
Leisure Products - 0.4%
Mattel, Inc.	2,800,788	73,409
NJOY, Inc. (a)(c)	8,088,439	0
Polaris Industries, Inc. (b)	46,200	3,884
Spin Master Corp. (a)	410,200	9,920
		87,213
Media - 1.5%
Altice NV Class A (a)	3,125,487	68,424
Charter Communications, Inc. Class A (a)	352,994	114,352
Comcast Corp. Class A	181,500	13,689
Naspers Ltd. Class N	175,700	27,991
The Walt Disney Co.	420,500	46,528
WME Entertainment Parent, LLC Class A (c)(d)	9,262,474	19,025
		290,009
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,081,665	83,494
Ollie's Bargain Outlet Holdings, Inc. (a)	219,800	6,715
		90,209
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	110,000	18,066
AutoZone, Inc. (a)	21,677	15,715
Dick's Sporting Goods, Inc.	646,600	33,365
Five Below, Inc. (a)	307,000	12,234
Home Depot, Inc.	2,750,124	378,362
Inditex SA	484,826	15,981
L Brands, Inc.	1,008,436	60,718
O'Reilly Automotive, Inc. (a)	31,357	8,224
RH (a)(b)	1,572,074	42,477
Ross Stores, Inc.	153,949	10,178
Signet Jewelers Ltd.	69,800	5,421
TJX Companies, Inc.	945,067	70,804
Ulta Beauty, Inc. (a)	33,784	9,199
		680,744
Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	1,474,071	231,767
G-III Apparel Group Ltd. (a)	907,439	23,829
Kate Spade & Co. (a)	421,200	7,796
Kering SA (b)	51,400	12,218
lululemon athletica, Inc. (a)	1,439,272	97,165
LVMH Moet Hennessy - Louis Vuitton SA	49,038	9,882
NIKE, Inc. Class B	1,528,544	80,860
PVH Corp.	598,081	56,106
Regina Miracle International Holdings Ltd. (b)	6,143,551	4,841
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,934,595	48,597
Tory Burch LLC (c)(d)	293,611	16,392
		589,453

TOTAL CONSUMER DISCRETIONARY		5,200,377

CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	286,874	29,909
Constellation Brands, Inc. Class A (sub. vtg.)	380,427	56,973
Diageo PLC	407,641	11,323
Molson Coors Brewing Co. Class B	916,955	88,504
Monster Beverage Corp. (a)	3,305,285	140,805
		327,514
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,235,697	202,593
Kroger Co.	693,500	23,551
Performance Food Group Co. (a)	395,400	8,758
Sprouts Farmers Market LLC (a)	94,100	1,757
		236,659
Food Products - 1.0%
Associated British Foods PLC	486,845	14,613
Bunge Ltd.	202,000	13,980
Mead Johnson Nutrition Co. Class A	171,000	12,049
Mondelez International, Inc.	1,722,033	76,252
Nestle SA	23,845	1,747
Post Holdings, Inc. (a)	23,100	1,933
The Hain Celestial Group, Inc. (a)	1,107,171	43,800
The Kraft Heinz Co.	262,600	23,448
TreeHouse Foods, Inc. (a)	51,200	3,885
		191,707
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	314,900	42,005
Personal Products - 0.7%
Coty, Inc. Class A	3,799,700	72,954
Herbalife Ltd. (a)	934,840	52,538
		125,492
Tobacco - 0.3%
Altria Group, Inc.	82,400	5,865
British American Tobacco PLC:
(United Kingdom)	63,800	3,938
sponsored ADR	296,000	36,467
Imperial Tobacco Group PLC	203,133	9,387
		55,657

TOTAL CONSUMER STAPLES		979,034

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	469,800	29,635
Calfrac Well Services Ltd.	487,100	1,583
Fairmount Santrol Holidings, Inc. (a)(b)	872,700	10,926
		42,144
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	1,503,332	104,527
Apache Corp.	253,500	15,164
Arch Coal, Inc. (a)	279,100	20,092
Carrizo Oil & Gas, Inc. (a)	290,600	10,276
Cimarex Energy Co.	385,350	52,103
Continental Resources, Inc. (a)	1,203,741	58,454
Devon Energy Corp.	824,100	37,530
Diamondback Energy, Inc. (a)	18,300	1,925
EOG Resources, Inc.	565,258	57,419
Extraction Oil & Gas, Inc.	194,339	3,483
Pioneer Natural Resources Co.	339,126	61,121
SM Energy Co.	1,187,400	36,228
Suncor Energy, Inc.	274,100	8,502
Targa Resources Corp.	167,800	9,669
Whiting Petroleum Corp. (a)	3,025,500	33,553
		510,046

TOTAL ENERGY		552,190

FINANCIALS - 3.7%
Banks - 2.2%
Bank of America Corp.	7,101,521	160,778
Citigroup, Inc.	1,525,621	85,175
HDFC Bank Ltd. sponsored ADR	485,317	33,453
JPMorgan Chase & Co.	1,626,836	137,679
Wells Fargo & Co.	158,600	8,934
		426,019
Capital Markets - 1.3%
BlackRock, Inc. Class A	149,564	55,934
CBOE Holdings, Inc.	107,300	8,543
Charles Schwab Corp.	796,241	32,837
Fairfax India Holdings Corp. (a)	907,400	10,199
Goldman Sachs Group, Inc.	381,200	87,417
Morgan Stanley	133,600	5,677
MSCI, Inc.	62,600	5,180
Northern Trust Corp.	243,800	20,226
State Street Corp.	140,400	10,698
TD Ameritrade Holding Corp.	82,500	3,807
		240,518
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	115,500	18,958
Jeld-Wen Holding, Inc.	110,400	2,989
		21,947
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	14,115
Meta Financial Group, Inc.	17,900	1,573
		15,688

TOTAL FINANCIALS		704,172

HEALTH CARE - 12.0%
Biotechnology - 8.6%
AC Immune SA	157,800	1,897
AC Immune SA	603,000	6,886
ACADIA Pharmaceuticals, Inc. (a)	280,800	9,713
Acceleron Pharma, Inc. (a)	143,443	3,483
Advanced Accelerator Applications SA sponsored ADR (a)	315,400	10,209
Agios Pharmaceuticals, Inc. (a)(b)	245,923	10,582
Aimmune Therapeutics, Inc. (a)(b)	397,357	7,264
Alexion Pharmaceuticals, Inc. (a)	1,676,369	219,068
Alkermes PLC (a)	1,021,247	55,260
Alnylam Pharmaceuticals, Inc. (a)	676,140	27,039
Amgen, Inc.	1,719,886	269,472
AquaBounty Technologies, Inc. (a)(b)	5,187	72
Ascendis Pharma A/S sponsored ADR (a)	329,051	7,055
BeiGene Ltd. ADR	34,400	1,198
Biogen, Inc. (a)	516,590	143,219
BioMarin Pharmaceutical, Inc. (a)	434,287	38,057
bluebird bio, Inc. (a)	243,667	18,153
Catabasis Pharmaceuticals, Inc. (a)	517,993	2,088
Celgene Corp. (a)	1,643,772	190,924
Cellectis SA sponsored ADR (a)	66,409	1,211
Chiasma, Inc. (a)(b)	297,051	594
Chiasma, Inc. (e)	221,566	443
Chiasma, Inc. warrants (a)	55,391	24
Chimerix, Inc. (a)	84,385	459
Coherus BioSciences, Inc. (a)	556,989	15,540
Corvus Pharmaceuticals, Inc.	482,182	6,808
CytomX Therapeutics, Inc. (a)	164,076	1,907
CytomX Therapeutics, Inc. (e)	378,621	4,400
DBV Technologies SA sponsored ADR (a)	106,654	3,682
Editas Medicine, Inc. (b)	615,753	10,726
Exelixis, Inc. (a)	2,789,291	50,542
FibroGen, Inc. (a)	366,641	8,304
GenSight Biologics SA	632,363	5,454
Global Blood Therapeutics, Inc. (a)(b)	516,609	8,343
Heron Therapeutics, Inc. (a)	111,781	1,453
Intellia Therapeutics, Inc. (a)(b)	601,599	7,773
Intercept Pharmaceuticals, Inc. (a)	166,721	18,298
Intrexon Corp. (a)(b)	346,617	7,334
Ionis Pharmaceuticals, Inc. (a)(b)	125,129	5,568
Ironwood Pharmaceuticals, Inc. Class A (a)	1,056,367	15,191
Merrimack Pharmaceuticals, Inc. (a)(b)	1,562,425	4,859
Momenta Pharmaceuticals, Inc. (a)	96,069	1,816
Neurocrine Biosciences, Inc.(a)	624,447	26,795
Portola Pharmaceuticals, Inc. (a)	299,425	8,159
Prothena Corp. PLC (a)	102,959	5,041
Radius Health, Inc. (a)	84,085	3,659
Regeneron Pharmaceuticals, Inc. (a)	641,508	230,487
Sage Therapeutics, Inc. (a)	235,667	11,307
Seattle Genetics, Inc. (a)	395,093	23,800
Seres Therapeutics, Inc. (a)	48,733	482
Spark Therapeutics, Inc. (a)	155,019	9,775
TESARO, Inc. (a)	87,800	14,297
Trevena, Inc. (a)	1,029,195	7,184
Ultragenyx Pharmaceutical, Inc. (a)	58,420	4,382
Vertex Pharmaceuticals, Inc. (a)	1,055,802	90,662
Xencor, Inc. (a)	109,850	2,618
		1,641,016
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	4,663,538	112,205
Danaher Corp.	449,759	37,744
DexCom, Inc. (a)	35,500	2,810
Insulet Corp. (a)	204,300	8,499
Intuitive Surgical, Inc. (a)	148,441	102,824
Invuity, Inc. (a)(b)	604,811	3,931
Nevro Corp. (a)(b)	297,721	25,908
		293,921
Health Care Providers & Services - 0.5%
Anthem, Inc.	76,700	11,823
Apollo Hospitals Enterprise Ltd.	840,757	15,318
Cigna Corp.	106,700	15,602
Humana, Inc.	46,600	9,250
Teladoc, Inc. (a)	226,600	4,532
UnitedHealth Group, Inc.	214,262	34,732
		91,257
Health Care Technology - 0.1%
athenahealth, Inc. (a)	90,973	11,462
Cerner Corp. (a)	38,500	2,068
Evolent Health, Inc. (a)	240,272	4,373
		17,903
Life Sciences Tools & Services - 0.0%
Medpace Holdings, Inc.	151,200	5,275
Pharmaceuticals - 1.3%
Achaogen, Inc. (a)	324,457	5,240
Allergan PLC	598,900	131,093
Castle Creek Pharmaceuticals, LLC Class A-2 (c)(d)	29,758	9,820
Catalent, Inc. (a)	84,400	2,259
Collegium Pharmaceutical, Inc. (a)(b)	336,200	5,655
Dermira, Inc. (a)	323,548	9,525
GW Pharmaceuticals PLC ADR (a)	169,996	19,546
Jazz Pharmaceuticals PLC (a)	241,444	29,437
Nektar Therapeutics (a)	111,100	1,345
Patheon NV	266,100	7,634
The Medicines Company (a)	524,924	18,924
		240,478

TOTAL HEALTH CARE		2,289,850

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Elbit Systems Ltd.	3,700	407
General Dynamics Corp.	10,500	1,901
Huntington Ingalls Industries, Inc.	19,700	3,821
Northrop Grumman Corp.	105,569	24,184
Raytheon Co.	135,615	19,550
Space Exploration Technologies Corp. Class A (a)(c)	160,303	17,481
		67,344
Airlines - 1.8%
American Airlines Group, Inc.	898,000	39,737
Delta Air Lines, Inc.	2,190,449	103,477
InterGlobe Aviation Ltd. (a)	257,728	3,447
JetBlue Airways Corp. (a)	742,100	14,553
Southwest Airlines Co.	2,955,873	154,622
Spirit Airlines, Inc. (a)	31,042	1,678
United Continental Holdings, Inc. (a)	380,334	26,802
Wizz Air Holdings PLC (a)	266,810	5,978
		350,294
Building Products - 0.1%
Builders FirstSource, Inc. (a)	119,000	1,280
Masco Corp.	529,200	17,437
		18,717
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	219,100	9,980
Team, Inc. (a)	60,000	2,016
		11,996
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)(b)	534,300	43,097
Fluor Corp.	180,500	10,018
KBR, Inc.	552,000	9,390
		62,505
Electrical Equipment - 0.4%
Acuity Brands, Inc.	63,200	13,097
AMETEK, Inc.	37,900	1,937
Eaton Corp. PLC	109,200	7,729
Fortive Corp.	167,579	9,269
Melrose Industries PLC	1,027,539	2,524
Nidec Corp.	19,900	1,870
Regal Beloit Corp.	363,062	26,358
Rockwell Automation, Inc.	40,500	5,994
		68,778
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	487,798	57,716
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	663,300	19,488
		77,204
Machinery - 1.0%
Allison Transmission Holdings, Inc.	889,500	31,115
Caterpillar, Inc.	495,300	47,380
Colfax Corp. (a)	299,800	11,692
Eicher Motors Ltd.	14,288	4,873
Fanuc Corp.	10,200	2,003
Flowserve Corp.	1,250,800	61,489
Ingersoll-Rand PLC	72,600	5,761
Kennametal, Inc.	161,550	5,774
PACCAR, Inc.	57,900	3,897
Rational AG	16,338	7,407
Standex International Corp.	84,900	7,403
Wabtec Corp.	89,900	7,789
		196,583
Professional Services - 0.1%
IHS Markit Ltd. (a)	491,800	19,402
Recruit Holdings Co. Ltd.	35,600	1,559
		20,961
Road & Rail - 0.1%
CSX Corp.	382,100	17,726
J.B. Hunt Transport Services, Inc.	18,600	1,843
Norfolk Southern Corp.	17,400	2,044
Old Dominion Freight Lines, Inc.	43,000	3,796
Union Pacific Corp.	17,600	1,876
		27,285
Trading Companies & Distributors - 0.6%
Fastenal Co.	199,400	9,906
HD Supply Holdings, Inc. (a)	1,740,747	73,634
MSC Industrial Direct Co., Inc. Class A	101,200	10,338
Univar, Inc. (a)	192,300	5,734
WESCO International, Inc. (a)	81,500	5,762
		105,374

TOTAL INDUSTRIALS		1,007,041

INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	165,200	15,529
Lumentum Holdings, Inc. (a)	52,500	1,992
		17,521
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	14,400	2,271
Corning, Inc.	76,300	2,021
Dell Technologies, Inc. (a)	231,300	14,570
Jabil Circuit, Inc.	81,500	1,954
Largan Precision Co. Ltd.	48,000	6,848
		27,664
Internet Software & Services - 13.5%
Alphabet, Inc.:
Class A (a)	1,460,636	1,197,999
Class C (a)	365,484	291,214
Apptio, Inc. Class A	29,300	406
Dropbox, Inc. (a)(c)	1,003,814	12,407
eBay, Inc. (a)	3,859,900	122,861
Facebook, Inc. Class A (a)	5,899,184	768,782
Gogo, Inc. (a)(b)	1,573,988	14,402
NetEase, Inc. ADR	31,300	7,947
New Relic, Inc. (a)	172,881	6,258
Nutanix, Inc. Class B	482,746	13,882
Shopify, Inc. Class A (a)	258,300	13,127
SINA Corp.	94,900	6,616
Stamps.com, Inc. (a)	130,600	15,874
Tencent Holdings Ltd.	2,862,600	74,844
VeriSign, Inc. (a)	71,000	5,695
Weibo Corp. sponsored ADR (a)(b)	43,580	2,101
Yelp, Inc. (a)	244,300	10,207
		2,564,622
IT Services - 3.6%
EOH Holdings Ltd.	179,100	1,950
MasterCard, Inc. Class A	2,397,183	254,892
Paychex, Inc.	125,300	7,554
PayPal Holdings, Inc. (a)	697,800	27,758
Vakrangee Ltd. (a)	726,776	3,290
Visa, Inc. Class A	4,662,085	385,601
		681,045
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	1,755,200	18,201
ams AG	122,590	4,206
Applied Materials, Inc.	1,178,500	40,364
ASML Holding NV	135,300	16,425
Broadcom Ltd.	2,235,559	445,994
Cavium, Inc. (a)	1,321,766	87,514
Cirrus Logic, Inc. (a)	807,227	48,692
Dialog Semiconductor PLC (a)	170,300	7,896
Inphi Corp. (a)	125,950	5,771
Intel Corp.	307,900	11,337
KLA-Tencor Corp.	47,500	4,043
Lam Research Corp.	309,600	35,561
Micron Technology, Inc. (a)	1,273,900	30,714
Microsemi Corp. (a)	28,000	1,488
Monolithic Power Systems, Inc.	119,235	10,402
NVIDIA Corp.	3,961,848	432,555
ON Semiconductor Corp. (a)	884,900	11,787
Qualcomm, Inc.	1,758,800	93,973
Semtech Corp. (a)	310,700	10,238
WONIK IPS Co. Ltd. (a)	352,536	7,286
		1,324,447
Software - 7.5%
Activision Blizzard, Inc.	6,059,887	243,668
Adobe Systems, Inc. (a)	1,016,102	115,206
Appirio, Inc. (Escrow) (c)	87,529	23
Autodesk, Inc. (a)	80,300	6,532
Citrix Systems, Inc. (a)	20,800	1,897
Electronic Arts, Inc. (a)	1,898,971	158,431
HubSpot, Inc. (a)	51,829	2,659
Microsoft Corp.	4,615,401	298,386
Nintendo Co. Ltd.	66,500	13,611
Paycom Software, Inc. (a)	480,565	22,221
Salesforce.com, Inc. (a)	6,257,141	494,940
Snap, Inc.	899,719	13,820
Take-Two Interactive Software, Inc. (a)	150,100	8,053
Workday, Inc. Class A (a)	423,254	35,168
Zendesk, Inc. (a)	599,681	14,350
		1,428,965
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	10,935,026	1,326,964
HP, Inc.	388,600	5,848
NetApp, Inc.	102,500	3,928
Samsung Electronics Co. Ltd.	22,237	38,097
Western Digital Corp.	774,900	61,783
		1,436,620

TOTAL INFORMATION TECHNOLOGY		7,480,884

MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	3,900,757	137,658
E.I. du Pont de Nemours & Co.	133,300	10,064
FMC Corp.	204,200	12,285
LyondellBasell Industries NV Class A	453,800	42,326
Methanex Corp.	82,300	4,119
Potash Corp. of Saskatchewan, Inc.	860,500	16,010
PPG Industries, Inc.	38,500	3,850
Sherwin-Williams Co.	6,900	2,096
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	443,400	14,331
The Chemours Co. LLC	1,111,400	29,363
The Scotts Miracle-Gro Co. Class A	127,100	11,689
Westlake Chemical Corp.	171,900	10,642
		294,433
Construction Materials - 0.0%
CEMEX S.A.B. de CV sponsored ADR	205,500	1,903
Eagle Materials, Inc.	38,600	4,037
		5,940
Metals & Mining - 0.2%
ArcelorMittal SA Class A unit (a)	230,300	1,794
Franco-Nevada Corp.	59,800	3,890
Glencore Xstrata PLC (a)	1,621,806	6,660
Randgold Resources Ltd. sponsored ADR	45,300	3,848
Rio Tinto PLC sponsored ADR (b)	264,900	11,865
		28,057

TOTAL MATERIALS		328,430

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Corrections Corp. of America	153,300	4,452
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	19,230,597	3,760

TOTAL REAL ESTATE		8,212

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	20,321
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	657,500	40,943

TOTAL TELECOMMUNICATION SERVICES		61,264

UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	172,500	3,326
TOTAL COMMON STOCKS
(Cost $11,984,031)		18,614,780

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	68,723	9,415
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	10,000
The Honest Co., Inc.:
Series C (a)(c)	350,333	10,661
Series D (a)(c)	77,448	2,494
		23,155

TOTAL CONSUMER DISCRETIONARY		32,570

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	780,377	11,760
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	632,822	9,252
Tobacco - 0.0%
PAX Labs, Inc. Series C (a)(c)	2,555,833	9,840

TOTAL CONSUMER STAPLES		30,852

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	3,552,125	13,569
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Axcella Health, Inc. Series C (a)(c)	545,634	9,379
Immunocore Ltd. Series A (a)(c)	11,275	2,503
		11,882
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	2,728,716	17,837

TOTAL HEALTH CARE		29,719

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	97,277	10,608
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	6,264

TOTAL INDUSTRIALS		16,872

INFORMATION TECHNOLOGY - 1.7%
Internet Software & Services - 1.3%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	2,928,086	962
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		257,484
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	16,810
Software - 0.3%
Appirio, Inc. Series E (Escrow) (c)	612,702	156
Bracket Computing, Inc. Series C (a)(c)	1,207,761	4,396
Cloudera, Inc. Series F (a)(c)	186,078	5,140
Cloudflare, Inc. Series D 8.00% (a)(c)	696,025	3,598
Dataminr, Inc. Series D (a)(c)	277,250	1,997
Delphix Corp. Series D (a)(c)	675,445	3,431
Malwarebytes Corp. Series B (a)(c)	1,056,193	10,465
Snap, Inc. Series F (a)(c)	899,719	13,820
Taboola.Com Ltd. Series E (a)(c)	634,902	8,875
		51,878

TOTAL INFORMATION TECHNOLOGY		326,172

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $282,839)		449,754

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.62% (f)	15,658,522	15,662
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	379,981,419	380,057
TOTAL MONEY MARKET FUNDS
(Cost $395,667)		395,719
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $12,662,537)		19,460,253
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(400,436)
NET ASSETS - 100%		$19,059,817

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $529,351,000 or 2.8% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,843,000 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Appirio, Inc. (Escrow)	11/24/16	$23
Appirio, Inc. Series E (Escrow)	11/24/16	$156
AppNexus, Inc. Series E	8/1/14	$12,951
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Apron Holdings, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$4,349
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$9,415
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Snap, Inc. Series F	3/25/15 - 2/12/16	$13,820
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	2,781
Total	$2,790

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$7,823	$--	$611	$--	$--
Total	$7,823	$--	$611	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,232,947	$5,068,093	$92,421	$72,433
Consumer Staples	1,009,886	962,026	17,008	30,852
Energy	552,190	552,190	--	--
Financials	717,741	704,172	--	13,569
Health Care	2,319,569	2,273,120	6,910	39,539
Industrials	1,023,913	987,557	2,003	34,353
Information Technology	7,807,056	7,352,297	102,337	352,422
Materials	328,430	328,430	--	--
Real Estate	8,212	8,212	--	--
Telecommunication Services	61,264	61,264	--	--
Utilities	3,326	3,326	--	--
Money Market Funds	395,719	395,719	--	--
Total Investments in Securities:	$19,460,253	$18,696,406	$220,679	$543,168

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$6,747
Level 2 to Level 1	$238,344

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$378,329
Net Realized Gain (Loss) on Investment Securities	10,857
Net Unrealized Gain (Loss) on Investment Securities	(976)
Cost of Purchases	14,960
Proceeds of Sales	(50,748)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$352,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(2,396)
Other Investments in Securities
Beginning Balance	$181,112
Net Realized Gain (Loss) on Investment Securities	942
Net Unrealized Gain (Loss) on Investment Securities	(8,157)
Cost of Purchases	40,940
Proceeds of Sales	(24,091)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$190,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$118

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Singapore	2.3%
Cayman Islands	1.5%
Ireland	1.3%
Germany	1.2%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $374,335) — See accompanying schedule: Unaffiliated issuers (cost $12,266,870)	$19,064,534
Fidelity Central Funds (cost $395,667)	395,719
Total Investments (cost $12,662,537)		$19,460,253
Cash		6,711
Restricted cash		98
Receivable for investments sold		167,839
Receivable for fund shares sold		15,787
Dividends receivable		3,870
Distributions receivable from Fidelity Central Funds		495
Prepaid expenses		31
Other receivables		949
Total assets		19,656,033
Liabilities
Payable for investments purchased	$129,458
Payable for fund shares redeemed	61,607
Accrued management fee	7,211
Notes payable to affiliates	8,014
Other affiliated payables	2,205
Other payables and accrued expenses	7,702
Collateral on Securities Loaned	380,019
Total liabilities		596,216
Net Assets		$19,059,817
Net Assets consist of:
Paid in capital		$12,244,766
Distributions in excess of net investment income		(8,164)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,484
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,797,731
Net Assets		$19,059,817
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($14,112,995 ÷ 199,840 shares)		$70.62
Class K:
Net Asset Value, offering price and redemption price per share ($4,946,822 ÷ 69,972 shares)		$70.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017
Investment Income
Dividends		$70,383
Income from Fidelity Central Funds		2,790
Total income		73,173
Expenses
Management fee
Basic fee	$52,076
Performance adjustment	(4,427)
Transfer agent fees	12,434
Accounting and security lending fees	864
Custodian fees and expenses	185
Independent trustees' fees and expenses	40
Registration fees	102
Audit	131
Legal	45
Interest	35
Miscellaneous	71
Total expenses before reductions	61,556
Expense reductions	(237)	61,319
Net investment income (loss)		11,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	647,269
Fidelity Central Funds	(14)
Other affiliated issuers	(3,434)
Foreign currency transactions	(91)
Total net realized gain (loss)		643,730
Change in net unrealized appreciation (depreciation) on: Investment securities	385,796
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		385,832
Net gain (loss)		1,029,562
Net increase (decrease) in net assets resulting from operations		$1,041,416

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,854	$31,572
Net realized gain (loss)	643,730	344,032
Change in net unrealized appreciation (depreciation)	385,832	(1,020,393)
Net increase (decrease) in net assets resulting from operations	1,041,416	(644,789)
Distributions to shareholders from net investment income	(49,380)	(10,672)
Distributions to shareholders from net realized gain	(700,248)	(1,033,010)
Total distributions	(749,628)	(1,043,682)
Share transactions - net increase (decrease)	(620,915)	(166,801)
Total increase (decrease) in net assets	(329,127)	(1,855,272)
Net Assets
Beginning of period	19,388,944	21,244,216
End of period	$19,059,817	$19,388,944
Other Information
Undistributed net investment income end of period	$–	$29,362
Distributions in excess of net investment income end of period	$(8,164)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$69.52	$75.25	$66.72	$59.65	$47.38	$48.17
Income from Investment Operations
Net investment income (loss)A	.03	.09	.05	.15	.39	.10
Net realized and unrealized gain (loss)	3.80	(2.16)	12.56	11.63	12.79	.75
Total from investment operations	3.83	(2.07)	12.61	11.78	13.18	.85
Distributions from net investment income	(.15)	(.03)	(.09)	(.24)	(.23)	(.04)
Distributions from net realized gain	(2.58)	(3.63)	(3.99)	(4.47)	(.68)	(1.60)
Total distributions	(2.73)	(3.66)	(4.08)	(4.71)	(.91)	(1.64)
Net asset value, end of period	$70.62	$69.52	$75.25	$66.72	$59.65	$47.38
Total ReturnB,C	5.66%	(2.59)%	19.72%	21.07%	28.25%	2.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%F	.82%	.89%	.80%	.76%	.90%
Expenses net of fee waivers, if any	.68%F	.82%	.89%	.80%	.76%	.90%
Expenses net of all reductions	.67%F	.82%	.88%	.80%	.74%	.89%
Net investment income (loss)	.09%F	.13%	.07%	.23%	.75%	.21%
Supplemental Data
Net assets, end of period (in millions)	$14,113	$14,230	$15,346	$11,970	$12,927	$10,595
Portfolio turnover rateG	41%F	50%H	51%H	57%H	75%	95%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Growth Fund Class K

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$69.67	$75.36	$66.82	$59.74	$47.46	$48.21
Income from Investment Operations
Net investment income (loss)A	.07	.16	.13	.23	.47	.17
Net realized and unrealized gain (loss)	3.80	(2.15)	12.57	11.64	12.79	.75
Total from investment operations	3.87	(1.99)	12.70	11.87	13.26	.92
Distributions from net investment income	(.27)	(.07)	(.17)	(.33)	(.30)	(.08)
Distributions from net realized gain	(2.58)	(3.63)	(3.99)	(4.47)	(.68)	(1.60)
Total distributions	(2.84)B	(3.70)	(4.16)	(4.79)C	(.98)	(1.67)D
Net asset value, end of period	$70.70	$69.67	$75.36	$66.82	$59.74	$47.46
Total ReturnE,F	5.72%	(2.47)%	19.84%	21.23%	28.42%	2.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.70%	.78%	.68%	.61%	.74%
Expenses net of fee waivers, if any	.56%I	.70%	.77%	.68%	.61%	.74%
Expenses net of all reductions	.56%I	.70%	.77%	.67%	.60%	.73%
Net investment income (loss)	.21%I	.25%	.19%	.36%	.89%	.37%
Supplemental Data
Net assets, end of period (in millions)	$4,947	$5,158	$5,898	$4,612	$3,506	$2,467
Portfolio turnover rateJ	41%I	50%K	51%K	57%K	75%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $2.576 per share.

 C Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

 D Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$543,168	Discounted cash flow	Discount rate	15.0% - 22.1% / 21.1%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Growth rate	2.0% - 3.0% / 2.2%	Increase
			Discount for lack of marketability	20.0% - 25.0% / 24.4%	Decrease
		Market approach	Discount rate	3.0% - 30.0% / 14.8%	Decrease
			Transaction price	$2.05 - $330.00 / $49.93	Increase
			Premium rate	1.0% - 130.0% / 26.4%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.0%	Decrease
			Proxy premium	21.3%	Increase
		Market comparable	Price/Earnings multiple (P/E)	12.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 7.2 / 3.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.0% - 0.3% / 0.3%	Increase
			Liquidity preference	$6.75 - $63.39 / $46.08	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, security level mergers and exchanges, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$7,270,569
Gross unrealized depreciation	(555,521)
Net unrealized appreciation (depreciation) on securities	$6,715,048
Tax cost	$12,745,205

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $54,750 in these Subsidiaries, representing .29% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,925,667 and $5,253,033, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, cash and investments received in-kind through subscriptions totaled $30,618 in exchange for 494 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 4,038 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $271,157. The Fund had a net realized gain of $132,873 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$11,248.16
Class K	1,186.05
	$12,434

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $107 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,655.68%		$33

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,924. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,781, including $76 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,652. The weighted average interest rate was 1.08%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $152 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $84.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Blue Chip Growth	$30,042	$5,376
Class K	19,338	5,296
Total	$49,380	$10,672
From net realized gain
Blue Chip Growth	$514,584	$753,870
Class K	185,664	279,140
Total	$700,248	$1,033,010

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Blue Chip Growth
Shares sold	11,441	44,585	$791,729	$2,977,524
Reinvestment of distributions	7,584	10,852	519,650	732,287
Shares redeemed	(23,874)	(54,678)	(1,651,823)	(3,600,373)
Net increase (decrease)	(4,849)	759	$(340,444)	$109,438
Class K
Shares sold	5,375	16,845(a)	$372,631	$1,123,164(a)
Reinvestment of distributions	2,988	4,210	205,002	284,436
Shares redeemed	(12,432)	(25,279)(b)	(858,104)	(1,683,839)(b)
Net increase (decrease)	(4,069)	(4,224)	$(280,471)	$(276,239)

 (a) Amount includes in-kind exchanges (see Note 4: Prior Fiscal Year Exchanges In-Kind).

 (b) Amount includes in-kind redemptions (see Note 4: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Blue Chip Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Blue Chip Growth Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016, and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period ended July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Blue Chip Growth Fund as of January 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016 and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period then ended July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Blue Chip Growth	.68%
Actual		$1,000.00	$1,056.60	$3.52
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Class K	.56%
Actual		$1,000.00	$1,057.20	$2.90
Hypothetical-C		$1,000.00	$1,022.38	$2.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

BCF-K-SANN-0317
1.863116.108

Fidelity® Series Real Estate Equity Fund Fidelity® Series Real Estate Equity Fund Class F Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.2	11.9
AvalonBay Communities, Inc.	5.5	5.2
Ventas, Inc.	5.1	5.8
Boston Properties, Inc.	5.1	5.8
Extra Space Storage, Inc.	4.2	4.1
Public Storage	3.9	4.3
Mid-America Apartment Communities, Inc.	3.7	3.4
Urban Edge Properties	3.3	3.2
DCT Industrial Trust, Inc.	2.9	3.4
Essex Property Trust, Inc.	2.8	3.2
	46.7

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	18.0	17.2
REITs - Office Property	14.8	15.4
REITs - Regional Malls	14.4	16.0
REITs - Health Care	11.1	11.9
REITs - Storage	8.1	8.4

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

As of July 31, 2016
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.4%
REITs - Apartments - 18.0%
American Homes 4 Rent Class A	534,100	$11,899,748
Apartment Investment & Management Co. Class A	594,200	26,186,394
AvalonBay Communities, Inc.	384,435	66,626,430
Equity Residential (SBI)	435,751	26,480,588
Essex Property Trust, Inc.	148,167	33,233,858
Mid-America Apartment Communities, Inc.	467,535	44,392,448
Monogram Residential Trust, Inc.	742,600	7,552,242
		216,371,708
REITs - Diversified - 7.3%
Corrections Corp. of America	182,800	5,308,512
Duke Realty LP	829,000	20,169,570
Equinix, Inc.	56,400	21,712,872
Liberty Property Trust (SBI)	183,487	7,044,066
Vornado Realty Trust	213,100	22,654,661
Washington REIT (SBI)	359,700	11,312,565
		88,202,246
REITs - Health Care - 11.1%
Healthcare Realty Trust, Inc.	949,300	28,678,353
Sabra Health Care REIT, Inc.	587,270	14,916,658
Ventas, Inc.	995,963	61,421,038
Welltower, Inc.	421,880	27,970,644
		132,986,693
REITs - Hotels - 5.5%
DiamondRock Hospitality Co.	1,261,600	14,218,232
FelCor Lodging Trust, Inc.	1,678,113	12,921,470
Host Hotels & Resorts, Inc.	1,297,400	23,444,018
Sunstone Hotel Investors, Inc.	1,091,905	16,072,842
		66,656,562
REITs - Management/Investment - 3.9%
American Assets Trust, Inc.	325,800	13,986,594
American Tower Corp.	55,100	5,702,850
CoreSite Realty Corp.	220,423	18,985,033
Empire State Realty Trust, Inc.	415,400	8,511,546
		47,186,023
REITs - Manufactured Homes - 2.0%
Equity Lifestyle Properties, Inc.	317,545	23,479,277
REITs - Office Property - 14.8%
Boston Properties, Inc.	465,449	60,927,274
Corporate Office Properties Trust (SBI)	210,600	6,701,292
Douglas Emmett, Inc.	764,385	28,924,328
Highwoods Properties, Inc. (SBI)	445,200	22,887,732
Hudson Pacific Properties, Inc.	778,300	27,559,603
Mack-Cali Realty Corp.	761,648	21,341,377
New York (REIT), Inc.	347,900	3,461,605
VEREIT, Inc.	783,600	6,684,108
		178,487,319
REITs - Regional Malls - 14.4%
General Growth Properties, Inc.	624,518	15,513,027
Pennsylvania Real Estate Investment Trust (SBI)	618,801	11,082,726
Simon Property Group, Inc.	667,923	122,744,210
Taubman Centers, Inc.	330,922	23,442,514
		172,782,477
REITs - Shopping Centers - 7.5%
Brixmor Property Group, Inc.	945,100	22,805,263
Cedar Shopping Centers, Inc.	1,730,251	10,398,809
DDR Corp.	1,176,800	17,863,824
Urban Edge Properties	1,410,150	39,441,896
		90,509,792
REITs - Storage - 8.1%
Extra Space Storage, Inc.	692,296	49,879,927
Public Storage	218,187	46,910,205
		96,790,132
REITs - Warehouse/Industrial - 5.8%
DCT Industrial Trust, Inc.	792,101	35,398,994
Prologis, Inc.	529,206	25,851,713
Terreno Realty Corp.	303,624	8,255,537
		69,506,244

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,182,958,473

Hotels, Restaurants & Leisure - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Hilton Worldwide Holdings, Inc.	80,700	4,646,706
TOTAL COMMON STOCKS
(Cost $1,020,258,264)		1,187,605,179

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.62% (a)
(Cost $15,963,300)	15,960,108	15,963,300
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,036,221,564)		1,203,568,479
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,280,685)
NET ASSETS - 100%		$1,202,287,794

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,291
Fidelity Securities Lending Cash Central Fund	1,369
Total	$35,660

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,020,258,264)	$1,187,605,179
Fidelity Central Funds (cost $15,963,300)	15,963,300
Total Investments (cost $1,036,221,564)		$1,203,568,479
Receivable for investments sold		7,465,682
Receivable for fund shares sold		373,929
Dividends receivable		155,875
Distributions receivable from Fidelity Central Funds		2,804
Prepaid expenses		1,960
Other receivables		23,686
Total assets		1,211,592,415
Liabilities
Payable for investments purchased	$7,983,422
Payable for fund shares redeemed	619,830
Accrued management fee	554,265
Other affiliated payables	104,281
Other payables and accrued expenses	42,823
Total liabilities		9,304,621
Net Assets		$1,202,287,794
Net Assets consist of:
Paid in capital		$1,023,235,136
Distributions in excess of net investment income		(1,884,680)
Accumulated undistributed net realized gain (loss) on investments		13,590,423
Net unrealized appreciation (depreciation) on investments		167,346,915
Net Assets		$1,202,287,794
Series Real Estate Equity:
Net Asset Value, offering price and redemption price per share ($540,089,749 ÷ 42,159,858 shares)		$12.81
Class F:
Net Asset Value, offering price and redemption price per share ($662,198,045 ÷ 51,682,053 shares)		$12.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$14,401,652
Income from Fidelity Central Funds		35,660
Total income		14,437,312
Expenses
Management fee	$3,158,347
Transfer agent fees	413,483
Accounting and security lending fees	187,357
Custodian fees and expenses	27,579
Independent trustees' fees and expenses	2,402
Audit	25,749
Legal	1,685
Miscellaneous	4,574
Total expenses before reductions	3,821,176
Expense reductions	(36,997)	3,784,179
Net investment income (loss)		10,653,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,689,008
Fidelity Central Funds	2,909
Total net realized gain (loss)		45,691,917
Change in net unrealized appreciation (depreciation) on investment securities		(158,255,826)
Net gain (loss)		(112,563,909)
Net increase (decrease) in net assets resulting from operations		$(101,910,776)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,653,133	$24,727,950
Net realized gain (loss)	45,691,917	51,071,620
Change in net unrealized appreciation (depreciation)	(158,255,826)	129,147,130
Net increase (decrease) in net assets resulting from operations	(101,910,776)	204,946,700
Distributions to shareholders from net investment income	(17,007,822)	(24,230,680)
Distributions to shareholders from net realized gain	(80,744,102)	(87,069,592)
Total distributions	(97,751,924)	(111,300,272)
Share transactions - net increase (decrease)	185,317,333	(106,551,373)
Total increase (decrease) in net assets	(14,345,367)	(12,904,945)
Net Assets
Beginning of period	1,216,633,161	1,229,538,106
End of period	$1,202,287,794	$1,216,633,161
Other Information
Undistributed net investment income end of period	$–	$4,470,009
Distributions in excess of net investment income end of period	$(1,884,680)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Equity Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.28	$14.18	$13.85	$12.87	$12.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.27	.24	.23	.18	.11
Net realized and unrealized gain (loss)	(1.44)	2.07	1.11	1.31	.78	2.38
Total from investment operations	(1.32)	2.34	1.35	1.54	.96	2.49
Distributions from net investment income	(.19)	(.26)	(.23)	(.21)	(.17)	(.08)
Distributions from net realized gain	(.96)	(.98)	(.79)	(.35)	(.31)	(.02)
Total distributions	(1.15)	(1.24)	(1.02)	(.56)	(.48)	(.10)
Net asset value, end of period	$12.81	$15.28	$14.18	$13.85	$12.87	$12.39
Total ReturnC,D	(8.75)%	18.69%	10.04%	12.72%	8.06%	25.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.76%	.76%	.77%	.79%	.81%G
Expenses net of fee waivers, if any	.75%G	.76%	.75%	.77%	.79%	.81%G
Expenses net of all reductions	.74%G	.75%	.74%	.76%	.78%	.81%G
Net investment income (loss)	1.76%G	1.97%	1.69%	1.84%	1.44%	1.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$540,090	$547,137	$577,786	$598,298	$531,188	$475,392
Portfolio turnover rateH	69%G	64%	60%	69%	48%	40%G

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Equity Fund Class F

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$14.19	$13.86	$12.87	$12.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.29	.26	.26	.21	.13
Net realized and unrealized gain (loss)	(1.45)	2.07	1.11	1.31	.78	2.37
Total from investment operations	(1.32)	2.36	1.37	1.57	.99	2.50
Distributions from net investment income	(.20)	(.28)	(.25)	(.23)	(.20)	(.09)
Distributions from net realized gain	(.96)	(.98)	(.79)	(.35)	(.31)	(.02)
Total distributions	(1.16)	(1.26)	(1.04)	(.58)	(.51)	(.11)
Net asset value, end of period	$12.81	$15.29	$14.19	$13.86	$12.87	$12.39
Total ReturnC,D	(8.72)%	18.87%	10.23%	13.01%	8.27%	25.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%G	.59%	.59%	.59%	.60%	.61%G
Expenses net of fee waivers, if any	.59%G	.59%	.59%	.59%	.60%	.61%G
Expenses net of all reductions	.58%G	.58%	.58%	.59%	.59%	.61%G
Net investment income (loss)	1.92%G	2.14%	1.86%	2.02%	1.63%	1.47%G
Supplemental Data
Net assets, end of period (000 omitted)	$662,198	$669,496	$651,752	$646,504	$493,761	$323,523
Portfolio turnover rateH	69%G	64%	60%	69%	48%	40%G

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Equity and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$184,338,330
Gross unrealized depreciation	(19,313,522)
Net unrealized appreciation (depreciation) on securities	$165,024,808
Tax cost	$1,038,543,671

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $510,991,583 and $401,768,219, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Equity. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Real Estate Equity	$413,483.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,906 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,882 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,369. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,529 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $46.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,422.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Series Real Estate Equity	$7,307,623	$10,614,996
Class F	9,700,199	13,615,684
Total	$17,007,822	$24,230,680
From net realized gain
Series Real Estate Equity	$36,083,641	$40,417,572
Class F	44,660,461	46,652,020
Total	$80,744,102	$87,069,592

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Series Real Estate Equity
Shares sold	5,195,912	4,635,791	$67,466,087	$62,790,578
Reinvestment of distributions	3,280,110	4,111,997	43,391,264	51,032,568
Shares redeemed	(2,116,031)	(13,681,136)	(28,366,228)	(185,388,289)
Net increase (decrease)	6,359,991	(4,933,348)	$82,491,123	$(71,565,143)
Class F
Shares sold	7,239,475	8,416,961	$94,225,974	$114,115,660
Reinvestment of distributions	4,108,932	4,849,300	54,360,660	60,267,703
Shares redeemed	(3,457,754)	(15,411,336)	(45,760,424)	(209,369,593)
Net increase (decrease)	7,890,653	(2,145,075)	$102,826,210	$(34,986,230)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Series Real Estate Equity	.75%
Actual		$1,000.00	$912.50	$3.62
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class F	.59%
Actual		$1,000.00	$912.80	$2.84
Hypothetical-C		$1,000.00	$1,022.23	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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SLE-SANN-0317
1.930456.105

Fidelity® OTC Portfolio Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.3	7.2
Tesla Motors, Inc.	7.8	5.5
Amazon.com, Inc.	5.5	5.9
Alphabet, Inc. Class A	4.3	5.4
Activision Blizzard, Inc.	4.2	4.1
Microsoft Corp.	3.2	2.8
NVIDIA Corp.	3.2	4.3
Alphabet, Inc. Class C	2.9	3.8
Alexion Pharmaceuticals, Inc.	2.8	1.7
Ubisoft Entertainment SA	2.5	3.1
	45.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	46.3	48.8
Consumer Discretionary	25.3	19.2
Health Care	16.4	19.9
Financials	6.1	4.7
Consumer Staples	2.2	3.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	96.9%
Convertible Securities	3.1%

 * Foreign investments - 11.4%

As of July 31, 2016*
Stocks	96.7%
Convertible Securities	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.2%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.9%
Automobiles - 7.8%
Tesla Motors, Inc. (a)(b)	4,066,901	$1,024,574
Hotels, Restaurants & Leisure - 5.8%
Buffalo Wild Wings, Inc. (a)	245,800	37,116
Chipotle Mexican Grill, Inc. (a)(b)	684,500	288,476
Churchill Downs, Inc.	369,800	53,011
Intrawest Resorts Holdings, Inc. (a)	545,235	11,237
Royal Caribbean Cruises Ltd.	707,800	66,271
Starbucks Corp.	4,171,900	230,372
Vail Resorts, Inc.	64,000	10,979
Wingstop, Inc. (b)(c)	2,308,800	65,732
		763,194
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	884,508	728,375
Groupon, Inc. (a)(b)(c)	60,626,381	209,161
Wayfair LLC Class A (a)(b)	2,420,668	100,603
		1,038,139
Media - 2.3%
Altice NV (a)	1,286,435	27,208
Charter Communications, Inc. Class A (a)	506,482	164,075
Comcast Corp. Class A	627,200	47,303
DISH Network Corp. Class A (a)	26,000	1,538
Liberty Global PLC:
Class A (a)	1,610,900	58,766
LiLAC Class A (a)	249,699	5,748
		304,638
Specialty Retail - 0.3%
Ross Stores, Inc.	539,400	35,660
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG sponsored ADR	51,000	4,027
lululemon athletica, Inc. (a)	1,053,546	71,125
Ralph Lauren Corp.	424,400	37,530
		112,682

TOTAL CONSUMER DISCRETIONARY		3,278,887

CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Monster Beverage Corp. (a)	1,242,700	52,939
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	702,283	115,139
Walgreens Boots Alliance, Inc.	334	27
		115,166
Food Products - 0.5%
Mondelez International, Inc.	1,536,952	68,056
Personal Products - 0.3%
Coty, Inc. Class A	2,333,200	44,797

TOTAL CONSUMER STAPLES		280,958

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.	273,500	19,016
Diamondback Energy, Inc. (a)	285,800	30,058
Extraction Oil & Gas, Inc.	129,523	2,321
PDC Energy, Inc. (a)	516,200	38,168
		89,563
FINANCIALS - 6.1%
Banks - 4.5%
Bank of America Corp.	2,490,700	56,389
Bank of the Ozarks, Inc.	404,900	22,217
Commerce Bancshares, Inc.	678,168	38,337
CVB Financial Corp.	841,900	18,976
Fifth Third Bancorp	769,000	20,071
Glacier Bancorp, Inc.	252,700	8,978
Huntington Bancshares, Inc.	8,100,300	109,597
Investors Bancorp, Inc.	4,882,000	70,057
PacWest Bancorp	1,435,500	79,527
PrivateBancorp, Inc.	25,500	1,394
Signature Bank (a)	193,200	30,433
Stock Yards Bancorp, Inc.	296,400	13,279
SVB Financial Group (a)	54,700	9,421
UMB Financial Corp.	500,500	38,609
Wells Fargo & Co.	1,290,400	72,688
		589,973
Capital Markets - 0.8%
Carlyle Group LP	630,500	10,908
Northern Trust Corp.	1,041,200	86,378
TD Ameritrade Holding Corp.	261,300	12,059
		109,345
Consumer Finance - 0.7%
Capital One Financial Corp.	1,039,800	90,868
Thrifts & Mortgage Finance - 0.1%
Beneficial Bancorp, Inc.	836,000	14,923

TOTAL FINANCIALS		805,109

HEALTH CARE - 16.1%
Biotechnology - 11.2%
Acceleron Pharma, Inc. (a)	209,200	5,079
Advanced Accelerator Applications SA sponsored ADR (a)	1,042,800	33,755
Adverum Biotechnologies, Inc. (a)	721,549	2,092
Alexion Pharmaceuticals, Inc. (a)	2,855,489	373,155
Alkermes PLC (a)	1,146,324	62,028
Alnylam Pharmaceuticals, Inc. (a)	134,600	5,383
Amgen, Inc.	26,700	4,183
Bellicum Pharmaceuticals, Inc. (a)(b)(c)	1,628,752	21,793
Biogen, Inc. (a)	4,010	1,112
BioMarin Pharmaceutical, Inc. (a)	1,481,756	129,846
bluebird bio, Inc. (a)(b)	245,165	18,265
Blueprint Medicines Corp. (a)(b)	290,400	9,897
Celldex Therapeutics, Inc. (a)(b)	1,007,985	3,286
Cellectis SA sponsored ADR (a)	361,800	6,599
Chiasma, Inc. (a)(b)	406,450	813
Chimerix, Inc. (a)	53,300	290
Coherus BioSciences, Inc. (a)	1,005,115	28,043
CytomX Therapeutics, Inc. (a)	504,400	5,861
CytomX Therapeutics, Inc. (d)	244,269	2,838
Dicerna Pharmaceuticals, Inc. (a)	479,807	1,195
Editas Medicine, Inc.	1,293,444	22,532
Galapagos Genomics NV sponsored ADR (a)(b)	540,100	35,161
Genocea Biosciences, Inc. (a)(b)	823,970	3,642
GenSight Biologics SA	411,444	3,549
Gilead Sciences, Inc.	12,098	877
Heron Therapeutics, Inc. (a)(b)	1,124,829	14,623
Intellia Therapeutics, Inc. (a)	100,501	1,298
Intercept Pharmaceuticals, Inc. (a)	323,919	35,550
Ionis Pharmaceuticals, Inc. (a)	267,906	11,922
Ironwood Pharmaceuticals, Inc. Class A (a)	2,893,442	41,608
Lion Biotechnologies, Inc. (a)	2,196,500	15,925
Neurocrine Biosciences, Inc. (a)	951,700	40,837
Novavax, Inc. (a)(b)	8,189,600	10,728
OvaScience, Inc. (a)(b)	1,237,257	1,955
Portola Pharmaceuticals, Inc. (a)	103,736	2,827
ProNai Therapeutics, Inc. (a)	188,400	260
Regeneron Pharmaceuticals, Inc. (a)	340,600	122,374
Sage Therapeutics, Inc. (a)	94,900	4,553
Seattle Genetics, Inc. (a)	4,479	270
Spark Therapeutics, Inc. (a)(b)	330,390	20,834
TESARO, Inc. (a)(b)	1,941,500	316,154
Trevena, Inc. (a)	2,502,021	17,464
Ultragenyx Pharmaceutical, Inc. (a)	355,896	26,696
uniQure B.V. (a)	294,600	1,626
Vertex Pharmaceuticals, Inc. (a)	1,136	98
		1,468,876
Health Care Equipment & Supplies - 0.2%
DexCom, Inc. (a)	302,200	23,919
Insulet Corp. (a)	119,600	4,975
		28,894
Health Care Providers & Services - 0.2%
Acadia Healthcare Co., Inc. (a)(b)	279,200	10,713
Accretive Health, Inc. (a)(b)	5,275,202	12,845
		23,558
Health Care Technology - 2.2%
athenahealth, Inc. (a)(b)(c)	2,349,683	296,037
Castlight Health, Inc. Class B (a)(b)	62,200	193
		296,230
Pharmaceuticals - 2.3%
Achaogen, Inc. (a)	700,000	11,305
Castle Creek Pharmaceuticals, LLC Class A-2 (e)(f)	30,303	10,000
Endo International PLC (a)(c)	18,188,625	222,629
Flex Pharma, Inc. (a)	245,534	1,071
GW Pharmaceuticals PLC ADR (a)	94,927	10,915
Innoviva, Inc. (a)	76	1
Intra-Cellular Therapies, Inc. (a)	129,036	1,863
Jazz Pharmaceuticals PLC (a)	99,800	12,168
Jounce Therapeutics, Inc.	112,800	1,870
Jounce Therapeutics, Inc.	599,563	8,947
The Medicines Company (a)(b)	290,400	10,469
Theravance Biopharma, Inc. (a)(b)	331,600	9,935
		301,173

TOTAL HEALTH CARE		2,118,731

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC sponsored ADR	2,520,800	21,402
Space Exploration Technologies Corp. Class A (a)(f)	110,610	12,062
		33,464
Airlines - 1.0%
American Airlines Group, Inc.	2,815,200	124,573
Wheels Up Partners Holdings LLC Series B (a)(e)(f)	1,760,377	4,771
		129,344
Road & Rail - 0.3%
CSX Corp.	65,600	3,043
J.B. Hunt Transport Services, Inc.	397,491	39,383
		42,426
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	6,319	267

TOTAL INDUSTRIALS		205,501

INFORMATION TECHNOLOGY - 44.5%
Communications Equipment - 0.0%
Cisco Systems, Inc.	91,400	2,808
Internet Software & Services - 13.2%
2U, Inc. (a)(b)	825,641	28,105
Alphabet, Inc.:
Class A (a)	690,527	566,363
Class C (a)	478,469	381,239
Coupa Software, Inc.	18,100	470
Criteo SA sponsored ADR (a)(b)(c)	5,294,671	238,631
Dropbox, Inc. (a)(f)	331,524	4,098
Facebook, Inc. Class A (a)	2,484,694	323,805
New Relic, Inc. (a)(b)	1,505,811	54,510
Nutanix, Inc.:
Class A (a)	757,200	22,920
Class B	311,503	8,958
Shopify, Inc. Class A (a)	947,026	48,128
The Trade Desk, Inc.	16,000	475
Twilio, Inc. Class A	472,111	13,611
Twitter, Inc. (a)	71,000	1,251
Wix.com Ltd. (a)	873,205	45,887
		1,738,451
IT Services - 1.2%
Alliance Data Systems Corp.	322,500	73,653
AppNexus, Inc. warrants (a)(f)	1	0
Cognizant Technology Solutions Corp. Class A (a)	312,716	16,446
Square, Inc. (a)	4,577,900	66,929
		157,028
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	1,769,900	18,354
Analog Devices, Inc.	1,122,100	84,090
Broadcom Ltd.	505,426	100,832
Cavium, Inc. (a)	97,764	6,473
Cirrus Logic, Inc. (a)	538,130	32,460
Marvell Technology Group Ltd.	3,794,100	56,418
Micron Technology, Inc. (a)	22,344	539
NVIDIA Corp.	3,790,991	413,900
NXP Semiconductors NV (a)	242,500	23,729
Qorvo, Inc. (a)	1,008,200	64,737
Qualcomm, Inc.	3,141,476	167,849
		969,381
Software - 13.4%
Activision Blizzard, Inc.	13,772,589	553,796
Autodesk, Inc. (a)	182,400	14,836
HubSpot, Inc. (a)	861,880	44,214
LINE Corp. ADR	30,766	980
Microsoft Corp.	6,484,249	419,207
Paycom Software, Inc. (a)(b)	2,894,851	133,858
Salesforce.com, Inc. (a)	453,548	35,876
Snap, Inc.	510,029	7,834
Ubisoft Entertainment SA (a)(c)	10,120,934	332,355
Ultimate Software Group, Inc. (a)	39,200	7,591
Workday, Inc. Class A (a)	1,075,400	89,355
Xero Ltd. (a)	494,382	6,856
Zendesk, Inc. (a)(c)	4,831,384	115,615
		1,762,373
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	10,084,820	1,223,790
Western Digital Corp.	8,745	697
		1,224,487

TOTAL INFORMATION TECHNOLOGY		5,854,528

MATERIALS - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV Class A	715,600	66,744
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(f)	29,911	1,501
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	760,100	47,331
TOTAL COMMON STOCKS
(Cost $9,218,268)		12,748,853

Convertible Preferred Stocks - 3.1%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (a)(f)	415,643	1,585
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(f)	16,562,507	30,972
Series G, 8.00% (a)(f)	3,185,945	5,958
Series H (a)(f)	1,931,947	3,613
		40,543
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (a)(f)	648,635	292
The Honest Co., Inc. Series D (a)(f)	75,268	2,424
		2,716
Media - 0.1%
Turn, Inc. Series E (a)(f)	1,199,041	3,766

TOTAL CONSUMER DISCRETIONARY		48,610

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(f)	866,669	13,061
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(f)	1,817,170	15,537
Ovid Therapeutics, Inc. Series B (a)(f)	314,408	2,122
		17,659
Health Care Providers & Services - 0.2%
Mulberry Health, Inc. Series A8 (f)	4,342,250	28,384

TOTAL HEALTH CARE		46,043

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(f)	62,037	6,765
Professional Services - 0.0%
YourPeople, Inc. Series C (f)	335,546	3,037

TOTAL INDUSTRIALS		9,802

INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
CarGurus, Inc. Series E (f)	180,626	9,788
Jet.Com, Inc. Series B1 (Escrow) (a)(f)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(f)	139,290	1,153
Starry, Inc. Series B (f)	1,811,120	980
Uber Technologies, Inc.:
Series D, 8.00% (a)(f)	2,256,164	110,038
Series E, 8.00% (a)(f)	150,072	7,319
		130,886
IT Services - 0.3%
AppNexus, Inc.:
Series E (a)(f)	1,416,796	36,837
Series F (f)	90,913	2,364
		39,201
Software - 0.5%
Bracket Computing, Inc. Series C (a)(f)	1,877,241	6,833
Cloudera, Inc. Series F (a)(f)	126,709	3,500
Cloudflare, Inc. Series D 8.00% (a)(f)	395,787	2,046
Dataminr, Inc. Series D (a)(f)	2,219,446	15,988
Delphix Corp. Series D (a)(f)	427,177	2,170
Jello Labs, Inc. Series C (f)	302,678	4,899
Snap, Inc. Series F (a)(f)	510,029	7,834
Taboola.Com Ltd. Series E (a)(f)	1,918,392	26,816
		70,086

TOTAL INFORMATION TECHNOLOGY		240,173

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. Series G (a)(f)	6,064,833	29,051
WeWork Companies, Inc.:
Series E (a)(f)	269,198	13,512
Series F (f)	14,513	728
		43,291
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series A1 (f)	2,113,909	9,724
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $318,062)		410,704
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23 (f) (Cost $373)	373	373
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.62% (g)	932	1
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)	721,939,010	722,083
TOTAL MONEY MARKET FUNDS
(Cost $722,005)		722,084
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $10,258,708)		13,882,014
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(729,125)
NET ASSETS - 100%		$13,152,889

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,838,000 or 0.0% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $443,509,000 or 3.4% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F, 0.00%	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Blue Apron Holdings, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
CarGurus, Inc. Series E, 0.00%	8/23/16	$9,788
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$10,000
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
Jello Labs, Inc. Series C 0.00	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E	1/29/14	$429
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Snap, Inc. Series F	3/25/15 - 2/12/16	$7,834
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Starry, Inc. Series B 0.00	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Turn, Inc. 1.48% 3/2/23	3/2/16	$373
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F 0.00	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$42
Fidelity Securities Lending Cash Central Fund	4,685
Total	$4,727

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Accretive Health, Inc.	$13,855	$--	$3,878	$--	$--
athenahealth, Inc.	307,972	--	7,297	--	296,037
Bellicum Pharmaceuticals, Inc.	37,030	4,449	15,801	--	21,793
Criteo SA sponsored ADR	239,973	--	6,217	--	238,631
Endo International PLC	311,079	81,323	65,377	--	222,629
Groupon, Inc.	300,812	--	6,483	--	209,161
SolarCity Corp.	231,923	--	--	--	--
SolarEdge Technologies, Inc.	43,622	--	41,137	--	--
Trevena, Inc.	20,857	--	4,217	--	--
Ubisoft Entertainment SA	417,931	6,624	8,620	--	332,355
Wingstop, Inc.	--	69,264	1,709	--	65,732
Zendesk, Inc.	158,844	--	10,253	--	115,615
Total	$2,083,898	$161,660	$170,989	$--	$1,501,953

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,327,497	$3,278,887	$--	$48,610
Consumer Staples	294,019	280,958	--	13,061
Energy	89,563	89,563	--	--
Financials	805,109	805,109	--	--
Health Care	2,164,774	2,099,784	8,947	56,043
Industrials	215,303	188,668	--	26,635
Information Technology	6,094,701	5,833,638	8,958	252,105
Materials	66,744	66,744	--	--
Real Estate	44,792	--	--	44,792
Telecommunication Services	57,055	47,331	--	9,724
Corporate Bonds	373	--	--	373
Money Market Funds	722,084	722,084	--	--
Total Investments in Securities:	$13,882,014	$13,412,766	$17,905	$451,343

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$260,583
Net Realized Gain (Loss) on Investment Securities	18,490
Net Unrealized Gain (Loss) on Investment Securities	478
Cost of Purchases	27,473
Proceeds of Sales	(54,919)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$252,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$1,161
Other Investments in Securities
Beginning Balance	$190,927
Net Realized Gain (Loss) on Investment Securities	(14,860)
Net Unrealized Gain (Loss) on Investment Securities	7,859
Cost of Purchases	25,452
Proceeds of Sales	(10,140)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$199,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$1,470

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
France	4.7%
Ireland	2.3%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $715,774) — See accompanying schedule: Unaffiliated issuers (cost $8,081,312)	$11,657,977
Fidelity Central Funds (cost $722,005)	722,084
Other affiliated issuers (cost $1,455,391)	1,501,953
Total Investments (cost $10,258,708)		$13,882,014
Cash		1,510
Receivable for investments sold		193,515
Receivable for fund shares sold		11,181
Dividends receivable		1,001
Interest receivable		5
Distributions receivable from Fidelity Central Funds		1,009
Prepaid expenses		21
Other receivables		272
Total assets		14,090,528
Liabilities
Payable for investments purchased	$173,522
Payable for fund shares redeemed	15,758
Accrued management fee	5,777
Notes payable to affiliates	18,694
Other affiliated payables	1,532
Other payables and accrued expenses	314
Collateral on Securities Loaned	722,042
Total liabilities		937,639
Net Assets		$13,152,889
Net Assets consist of:
Paid in capital		$9,362,134
Accumulated net investment loss		(16,525)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		183,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,623,307
Net Assets		$13,152,889
OTC:
Net Asset Value, offering price and redemption price per share ($10,063,497 ÷ 114,262 shares)		$88.07
Class K:
Net Asset Value, offering price and redemption price per share ($3,089,392 ÷ 34,668 shares)		$89.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$33,152
Interest		3
Income from Fidelity Central Funds (including $4,685 from security lending)		4,727
Total income		37,882
Expenses
Management fee
Basic fee	$39,666
Performance adjustment	(731)
Transfer agent fees	8,626
Accounting and security lending fees	762
Custodian fees and expenses	221
Independent trustees' fees and expenses	28
Registration fees	101
Audit	34
Legal	24
Interest	21
Miscellaneous	48
Total expenses before reductions	48,800
Expense reductions	(228)	48,572
Net investment income (loss)		(10,690)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	701,700
Fidelity Central Funds	(37)
Other affiliated issuers	(55,195)
Foreign currency transactions	(14)
Total net realized gain (loss)		646,454
Change in net unrealized appreciation (depreciation) on: Investment securities	210,915
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		210,948
Net gain (loss)		857,402
Net increase (decrease) in net assets resulting from operations		$846,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,690)	$(4,636)
Net realized gain (loss)	646,454	159,803
Change in net unrealized appreciation (depreciation)	210,948	263,019
Net increase (decrease) in net assets resulting from operations	846,712	418,186
Distributions to shareholders from net realized gain	(413,520)	(704,905)
Share transactions - net increase (decrease)	(634,059)	93,627
Total increase (decrease) in net assets	(200,867)	(193,092)
Net Assets
Beginning of period	13,353,756	13,546,848
End of period	$13,152,889	$13,353,756
Other Information
Accumulated net investment loss end of period	$(16,525)	$(5,835)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$85.26	$86.98	$81.23	$78.98	$57.53	$59.28
Income from Investment Operations
Net investment income (loss)A	(.08)	(.05)	(.11)	(.06)	.36B	(.08)C
Net realized and unrealized gain (loss)	5.59	2.84	16.14	12.78	21.37	(1.67)
Total from investment operations	5.51	2.79	16.03	12.72	21.73	(1.75)
Distributions from net investment income	–	–	–	(.05)	(.28)	–
Distributions from net realized gain	(2.70)	(4.51)	(10.28)	(10.42)	–	–
Total distributions	(2.70)	(4.51)	(10.28)	(10.47)	(.28)	–
Net asset value, end of period	$88.07	$85.26	$86.98	$81.23	$78.98	$57.53
Total ReturnD,E	6.65%	3.68%	21.34%	17.96%	37.93%	(2.95)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.91%	.83%	.77%	.76%	.91%
Expenses net of fee waivers, if any	.76%H	.91%	.83%	.77%	.76%	.91%
Expenses net of all reductions	.76%H	.90%	.83%	.76%	.74%	.90%
Net investment income (loss)	(.19)%H	(.07)%	(.13)%	(.08)%	.55%B	(.14)%C
Supplemental Data
Net assets, end of period (in millions)	$10,063	$9,845	$9,710	$7,870	$6,693	$5,499
Portfolio turnover rateI	56%H,J	56%J	66%J	106%	116%	149%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$86.22	$87.87	$81.96	$79.60	$57.94	$59.61
Income from Investment Operations
Net investment income (loss)A	(.03)	.04	(.01)	.04	.45B	–C,D
Net realized and unrealized gain (loss)	5.66	2.88	16.29	12.87	21.53	(1.67)
Total from investment operations	5.63	2.92	16.28	12.91	21.98	(1.67)
Distributions from net investment income	–	–	–	(.10)	(.32)	–
Distributions from net realized gain	(2.74)	(4.57)	(10.37)	(10.46)	–	–
Total distributions	(2.74)	(4.57)	(10.37)	(10.55)E	(.32)	–
Net asset value, end of period	$89.11	$86.22	$87.87	$81.96	$79.60	$57.94
Total ReturnF,G	6.72%	3.80%	21.49%	18.10%	38.11%	(2.80)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.79%	.72%	.65%	.62%	.77%
Expenses net of fee waivers, if any	.65%J	.79%	.72%	.65%	.62%	.77%
Expenses net of all reductions	.65%J	.79%	.71%	.64%	.60%	.76%
Net investment income (loss)	(.08)%J	.05%	(.02)%	.05%	.69%B	- %C,K
Supplemental Data
Net assets, end of period (in millions)	$3,089	$3,508	$3,836	$2,906	$2,260	$1,644
Portfolio turnover rateL	56%J,M	56%M	66%M	106%	116%	149%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 373	Market approach	Transaction price	$100.00	Increase
Equities	$450,970	Discounted cash flow	Discount rate	8.0% - 22.1% / 19.7%	Decrease
			Weighted average cost of capital (WACC)	11.5% - 25.0% / 12.7%	Decrease
			Growth rate	2.0% - 3.0% / 2.4%	Increase
			Discount for lack of marketability	20.0% - 25.0% / 23.9%	Decrease
		Market approach	Discount rate	3.0% - 50.0% / 16.8%	Decrease
			Transaction price	$0.54- $330.00 / $52.08	Increase
			Premium rate	6.0% - 130.0% / 21.6%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 17.3%	Decrease
		Market comparable	Price/Earnings multiple (P/E)	10.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 7.2 / 3.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.3% - 0.5% / 0.3%	Increase
			Liquidity preference	$5.86 - $45.76 / $22.21	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,425,519
Gross unrealized depreciation	(855,502)
Net unrealized appreciation (depreciation) on securities	$3,570,017
Tax cost	$10,311,997

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $14,771 in these Subsidiaries, representing .11% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,697,854 and $4,406,951, respectively.

Redemptions In-Kind. During the period, 3,657 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments with a value of $322,513. The net realized gain of $160,202 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,292 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $104,098. The Fund had a net realized gain of $41,724 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$7,816.16
Class K	810.05
	$8,626

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $119 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,605.65%		$20

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,022. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $134 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $19,030. The weighted average interest rate was 1.16%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $59.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net realized gain
OTC	$305,214	$505,475
Class K	108,306	199,430
Total	$413,520	$704,905

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
OTC
Shares sold	7,669	23,178	$658,200	$1,818,054
Reinvestment of distributions	3,540	6,240	294,662	491,074
Shares redeemed	(12,426)	(25,573)	(1,059,477)	(1,979,810)
Net increase (decrease)	(1,217)	3,845	$(106,615)	$329,318
Class K
Shares sold	4,241	11,562	$367,688	$911,130
Reinvestment of distributions	1,286	2,509	108,306	199,430
Shares redeemed	(11,550)(a)	(17,040)(b)	(1,003,438)(a)	(1,346,251)(b)
Net increase (decrease)	(6,023)	(2,969)	$(527,444)	$(235,691)

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions (see Note 4: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
OTC	.76%
Actual		$1,000.00	$1,066.50	$3.96
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class K	.65%
Actual		$1,000.00	$1,067.20	$3.39
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

OTC-K-SANN-0317
1.863325.108

Fidelity® Leveraged Company Stock Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Ltd.	2.5	0.0
HCA Holdings, Inc.	2.5	1.2
NXP Semiconductors NV	2.3	3.1
Newell Brands, Inc.	2.1	2.0
LyondellBasell Industries NV Class A	2.1	7.8
Facebook, Inc. Class A	2.1	0.0
Skyworks Solutions, Inc.	2.1	0.0
Qorvo, Inc.	2.0	0.0
Alphabet, Inc. Class A	2.0	0.0
Cinemark Holdings, Inc.	2.0	2.0
	21.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.6	23.8
Information Technology	23.6	8.5
Financials	9.5	12.1
Energy	9.3	6.3
Industrials	8.7	9.6

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	97.7%
Bonds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 17.2%

As of July 31, 2016*
Stocks	96.1%
Bonds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 15.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.6%
Auto Components - 2.9%
Adient PLC (a)	197,600	$12,546
Delphi Automotive PLC	220,900	15,476
Lear Corp.	144,200	20,489
Tenneco, Inc.	674,800	45,515
		94,026
Automobiles - 1.2%
General Motors Co.	1,080,107	39,543
Diversified Consumer Services - 0.5%
Service Corp. International	516,227	15,038
Hotels, Restaurants & Leisure - 5.1%
Cedar Fair LP (depositary unit)	174,097	10,886
Dave & Buster's Entertainment, Inc. (a)	235,000	12,798
Extended Stay America, Inc. unit	1,186,000	19,225
International Game Technology PLC	647,000	17,087
Las Vegas Sands Corp.	304,700	16,021
Marriott International, Inc. Class A	318,000	26,903
Melco Crown Entertainment Ltd. sponsored ADR	931,500	15,686
Red Rock Resorts, Inc. (b)	5,847	137
U.S. Foods Holding Corp.	403,234	10,968
Wyndham Worldwide Corp.	200,300	15,836
Yum! Brands, Inc.	252,800	16,566
		162,113
Household Durables - 3.6%
CalAtlantic Group, Inc.	375,300	13,087
Newell Brands, Inc.	1,455,347	68,882
Toll Brothers, Inc. (a)	513,000	16,088
Whirlpool Corp.	102,200	17,874
		115,931
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	39,700	32,692
Expedia, Inc.	155,000	18,846
Priceline Group, Inc. (a)	11,400	17,956
		69,494
Media - 10.3%
Altice NV Class A (a)(c)	2,261,774	49,515
Charter Communications, Inc. Class A (a)	112,600	36,477
Cinemark Holdings, Inc.	1,535,345	65,252
Comcast Corp. Class A	464,334	35,020
DISH Network Corp. Class A (a)	677,700	40,100
Gray Television, Inc. (a)	1,869,664	22,156
Naspers Ltd. Class N	101,500	16,170
Nexstar Broadcasting Group, Inc. Class A (c)	380,698	24,898
Sinclair Broadcast Group, Inc. Class A	1,159,800	39,143
		328,731
Specialty Retail - 1.8%
Foot Locker, Inc.	374,100	25,641
Home Depot, Inc.	236,400	32,524
		58,165

TOTAL CONSUMER DISCRETIONARY		883,041

CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	123,900	18,555
Monster Beverage Corp. (a)	383,400	16,333
		34,888
Food Products - 1.1%
Darling International, Inc. (a)	1,145,283	13,743
JBS SA	6,186,600	23,363
		37,106
Personal Products - 0.6%
Revlon, Inc. (a)	553,261	18,507

TOTAL CONSUMER STAPLES		90,501

ENERGY - 8.6%
Energy Equipment & Services - 0.1%
SAExploration Holdings, Inc. (b)	419,175	2,691
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	395,300	27,485
Apache Corp.	276,600	16,546
Carrizo Oil & Gas, Inc. (a)	462,200	16,343
Cheniere Energy, Inc. (a)	359,600	17,135
Diamondback Energy, Inc. (a)	251,800	26,482
Hess Corp.	490,610	26,581
Parsley Energy, Inc. Class A (a)	447,800	15,772
QEP Resources, Inc. (a)	901,000	15,713
Range Resources Corp.	465,400	15,051
Rice Energy, Inc. (a)	1,332,400	26,421
RSP Permian, Inc. (a)	382,600	16,283
Southwestern Energy Co. (a)	2,962,400	26,691
Teekay Corp. (c)	917,300	9,219
Whiting Petroleum Corp. (a)	1,439,895	15,968
		271,690

TOTAL ENERGY		274,381

FINANCIALS - 9.5%
Banks - 7.9%
Bank of America Corp.	2,202,799	49,871
CIT Group, Inc.	558,010	22,984
Citigroup, Inc.	711,047	39,698
Huntington Bancshares, Inc.	3,064,280	41,460
Regions Financial Corp.	2,229,380	32,125
SunTrust Banks, Inc.	539,500	30,654
Wells Fargo & Co.	662,300	37,307
		254,099
Capital Markets - 0.5%
MSCI, Inc.	201,400	16,666
Consumer Finance - 1.1%
OneMain Holdings, Inc. (a)	1,547,200	34,626

TOTAL FINANCIALS		305,391

HEALTH CARE - 8.0%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	255,000	33,323
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	1,078,556	25,950
Health Care Providers & Services - 3.8%
Envision Healthcare Corp. (a)	369,400	25,119
HCA Holdings, Inc. (a)	976,579	78,400
Tenet Healthcare Corp. (a)	952,100	16,747
		120,266
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	267,000	15,644
Pharmaceuticals - 1.9%
Allergan PLC	274,800	60,151
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	773
		60,924

TOTAL HEALTH CARE		256,107

INDUSTRIALS - 8.7%
Aerospace & Defense - 0.4%
TransDigm Group, Inc.	57,500	12,443
Airlines - 2.4%
Air Canada (a)	3,078,300	31,629
American Airlines Group, Inc.	383,980	16,991
Delta Air Lines, Inc.	600,801	28,382
		77,002
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	278,100	15,332
Masco Corp.	475,400	15,664
		30,996
Electrical Equipment - 0.2%
Regal Beloit Corp.	81,558	5,921
Machinery - 2.3%
Allison Transmission Holdings, Inc.	964,400	33,735
Ingersoll-Rand PLC	505,200	40,088
		73,823
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	8
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	767,000	33,955
HD Supply Holdings, Inc. (a)	405,700	17,161
United Rentals, Inc. (a)	215,600	27,276
		78,392

TOTAL INDUSTRIALS		278,585

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	805,400	30,460
Electronic Equipment & Components - 2.1%
Belden, Inc.	457,857	35,012
CDW Corp.	607,700	31,303
		66,315
Internet Software & Services - 4.1%
Alphabet, Inc. Class A (a)	79,700	65,369
Facebook, Inc. Class A (a)	518,800	67,610
		132,979
IT Services - 1.6%
First Data Corp. Class A (a)	1,682,200	25,805
Global Payments, Inc.	337,500	26,082
		51,887
Semiconductors & Semiconductor Equipment - 12.2%
Broadcom Ltd.	399,400	79,683
Lam Research Corp.	174,900	20,089
Microsemi Corp. (a)	756,100	40,187
NXP Semiconductors NV (a)	736,164	72,034
ON Semiconductor Corp. (a)	1,903,200	25,351
Qorvo, Inc. (a)	1,019,600	65,469
Qualcomm, Inc.	376,900	20,138
Skyworks Solutions, Inc.	730,900	67,053
		390,004
Software - 2.6%
Adobe Systems, Inc. (a)	154,800	17,551
Citrix Systems, Inc. (a)	183,599	16,742
Electronic Arts, Inc. (a)	414,400	34,573
TiVo Corp. (a)	791,800	14,965
		83,831

TOTAL INFORMATION TECHNOLOGY		755,476

MATERIALS - 6.8%
Chemicals - 4.3%
Ingevity Corp. (a)	431,788	24,003
LyondellBasell Industries NV Class A	737,355	68,773
Olin Corp.	484,000	12,686
Phosphate Holdings, Inc. (a)	307,500	1
Platform Specialty Products Corp. (a)(c)	1,651,706	20,052
The Scotts Miracle-Gro Co. Class A	130,900	12,039
		137,554
Containers & Packaging - 1.7%
Berry Plastics Group, Inc. (a)	368,300	18,794
Graphic Packaging Holding Co.	1,728,900	21,629
WestRock Co.	298,828	15,945
		56,368
Metals & Mining - 0.8%
Freeport-McMoRan, Inc. (a)	1,514,400	25,215
Ormet Corp. (a)(d)	1,075,000	0
		25,215

TOTAL MATERIALS		219,137

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	814,200	50,700
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (a)	1,194,300	14,093
Dynegy, Inc. (a)	273,413	2,611
		16,704
TOTAL COMMON STOCKS
(Cost $2,532,274)		3,130,023
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Denbury Resources, Inc.:
5.5% 5/1/22	16,967	14,549
6.375% 8/15/21	5,075	4,644
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	3,100	2,744
TOTAL NONCONVERTIBLE BONDS
(Cost $17,719)		21,937
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (e)	48,424,993	48,435
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	30,242,436	30,248
TOTAL MONEY MARKET FUNDS
(Cost $78,673)		78,683
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,628,666)		3,230,643
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(26,238)
NET ASSETS - 100%		$3,204,405

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,572,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$287
Fidelity Securities Lending Cash Central Fund	129
Total	$416

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ormet Corp.	$0	--	--	--	$0
Total	$0	--	--	--	$0

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$883,041	$866,871	$16,170	$--
Consumer Staples	90,501	90,501	--	--
Energy	274,381	274,381	--	--
Financials	305,391	305,391	--	--
Health Care	256,107	256,107	--	--
Industrials	278,585	278,585	--	--
Information Technology	755,476	755,476	--	--
Materials	219,137	219,137	--	--
Telecommunication Services	50,700	50,700	--	--
Utilities	16,704	16,704	--	--
Corporate Bonds	21,937	--	21,937	--
Money Market Funds	78,683	78,683	--	--
Total Investments in Securities:	$3,230,643	$3,192,536	$38,107	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
Netherlands	7.1%
Ireland	3.5%
Singapore	2.5%
Canada	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,535) — See accompanying schedule: Unaffiliated issuers (cost $2,529,437)	$3,151,960
Fidelity Central Funds (cost $78,673)	78,683
Other affiliated issuers (cost $20,556)	0
Total Investments (cost $2,628,666)		$3,230,643
Receivable for investments sold		48,467
Receivable for fund shares sold		704
Dividends receivable		1,679
Interest receivable		470
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		6
Other receivables		200
Total assets		3,282,214
Liabilities
Payable for investments purchased	$39,071
Payable for fund shares redeemed	6,372
Accrued management fee	1,599
Other affiliated payables	466
Other payables and accrued expenses	53
Collateral on Securities Loaned	30,248
Total liabilities		77,809
Net Assets		$3,204,405
Net Assets consist of:
Paid in capital		$2,276,103
Undistributed net investment income		1,173
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		325,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		601,980
Net Assets		$3,204,405
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,675,794 ÷ 77,223 shares)		$34.65
Class K:
Net Asset Value, offering price and redemption price per share ($528,611 ÷ 15,228 shares)		$34.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$23,350
Interest		1,495
Income from Fidelity Central Funds		416
Total income		25,261
Expenses
Management fee	$9,780
Transfer agent fees	2,376
Accounting and security lending fees	483
Custodian fees and expenses	31
Independent trustees' fees and expenses	7
Registration fees	31
Audit	37
Legal	10
Miscellaneous	14
Total expenses before reductions	12,769
Expense reductions	(378)	12,391
Net investment income (loss)		12,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	856,074
Fidelity Central Funds	5
Foreign currency transactions	(168)
Total net realized gain (loss)		855,911
Change in net unrealized appreciation (depreciation) on: Investment securities	(583,105)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(583,102)
Net gain (loss)		272,809
Net increase (decrease) in net assets resulting from operations		$285,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,870	$40,207
Net realized gain (loss)	855,911	291,008
Change in net unrealized appreciation (depreciation)	(583,102)	(703,593)
Net increase (decrease) in net assets resulting from operations	285,679	(372,378)
Distributions to shareholders from net investment income	(31,094)	(39,813)
Distributions to shareholders from net realized gain	(719,647)	(240,243)
Total distributions	(750,741)	(280,056)
Share transactions - net increase (decrease)	234,698	(659,264)
Redemption fees	26	156
Total increase (decrease) in net assets	(230,338)	(1,311,542)
Net Assets
Beginning of period	3,434,743	4,746,285
End of period	$3,204,405	$3,434,743
Other Information
Undistributed net investment income end of period	$1,173	$19,397

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.68	$46.90	$45.82	$39.44	$28.22	$28.85
Income from Investment Operations
Net investment income (loss)A	.14	.41	.41	.34	.42B	.16
Net realized and unrealized gain (loss)	2.98	(3.77)	1.01	6.31	10.92	(.50)
Total from investment operations	3.12	(3.36)	1.42	6.65	11.34	(.34)
Distributions from net investment income	(.37)	(.40)	(.34)	(.27)	(.12)	(.29)
Distributions from net realized gain	(8.78)	(2.46)	–	–	–	–
Total distributions	(9.15)	(2.86)	(.34)	(.27)	(.12)	(.29)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$34.65	$40.68	$46.90	$45.82	$39.44	$28.22
Total ReturnD,E	9.25%	(7.23)%	3.12%	16.96%	40.31%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.79%	.79%	.82%	.86%
Expenses net of fee waivers, if any	.80%H	.80%	.78%	.79%	.82%	.86%
Expenses net of all reductions	.78%H	.80%	.78%	.79%	.82%	.85%
Net investment income (loss)	.77%H	1.03%	.87%	.81%	1.25%B	.60%
Supplemental Data
Net assets, end of period (in millions)	$2,676	$2,861	$3,755	$4,207	$4,227	$3,009
Portfolio turnover rateI	143%H	9%	4%	10%	21%	29%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.76	$47.00	$45.91	$39.52	$28.26	$28.86
Income from Investment Operations
Net investment income (loss)A	.17	.46	.46	.40	.47B	.20
Net realized and unrealized gain (loss)	2.98	(3.79)	1.03	6.31	10.93	(.49)
Total from investment operations	3.15	(3.33)	1.49	6.71	11.40	(.29)
Distributions from net investment income	(.42)	(.45)	(.40)	(.32)	(.14)	(.31)
Distributions from net realized gain	(8.78)	(2.46)	–	–	–	–
Total distributions	(9.20)	(2.91)	(.40)	(.32)	(.14)	(.31)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$34.71	$40.76	$47.00	$45.91	$39.52	$28.26
Total ReturnD,E	9.32%	(7.14)%	3.26%	17.10%	40.47%	(.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.67%	.67%	.69%	.69%
Expenses net of fee waivers, if any	.68%H	.68%	.67%	.67%	.69%	.69%
Expenses net of all reductions	.66%H	.68%	.67%	.67%	.68%	.69%
Net investment income (loss)	.88%H	1.15%	.99%	.92%	1.39%B	.76%
Supplemental Data
Net assets, end of period (in millions)	$529	$573	$991	$1,173	$1,053	$600
Portfolio turnover rateI	143%H	9%	4%	10%	21%	29%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$743,770
Gross unrealized depreciation	(141,866)
Net unrealized appreciation (depreciation) on securities	$601,904
Tax cost	$2,628,739

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,245,178 and $2,691,398, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$2,249.16
Class K	127.05
	$2,376

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $76 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $129, including $5 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $362 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Leveraged Company Stock	$25,432	$31,472
Class K	5,662	8,341
Total	$31,094	$39,813
From net realized gain
Leveraged Company Stock	$601,482	$194,477
Class K	118,165	45,766
Total	$719,647	$240,243

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Leveraged Company Stock
Shares sold	1,228	3,277	$45,241	$130,866
Reinvestment of distributions	17,338	5,086	589,414	212,362
Shares redeemed	(11,689)	(18,084)	(431,763)	(716,560)
Net increase (decrease)	6,877	(9,721)	$202,892	$(373,332)
Class K
Shares sold	724	2,482	$26,543	$96,640
Reinvestment of distributions	3,634	1,294	123,827	54,107
Shares redeemed	(3,195)	(10,794)	(118,564)	(436,679)
Net increase (decrease)	1,163	(7,018)	$31,806	$(285,932)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Leveraged Company Stock	.80%
Actual		$1,000.00	$1,092.50	$4.22
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class K	.68%
Actual		$1,000.00	$1,093.20	$3.59
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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1.753758.117

Fidelity® OTC Portfolio Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.3	7.2
Tesla Motors, Inc.	7.8	5.5
Amazon.com, Inc.	5.5	5.9
Alphabet, Inc. Class A	4.3	5.4
Activision Blizzard, Inc.	4.2	4.1
Microsoft Corp.	3.2	2.8
NVIDIA Corp.	3.2	4.3
Alphabet, Inc. Class C	2.9	3.8
Alexion Pharmaceuticals, Inc.	2.8	1.7
Ubisoft Entertainment SA	2.5	3.1
	45.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	46.3	48.8
Consumer Discretionary	25.3	19.2
Health Care	16.4	19.9
Financials	6.1	4.7
Consumer Staples	2.2	3.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	96.9%
Convertible Securities	3.1%

 * Foreign investments - 11.4%

As of July 31, 2016*
Stocks	96.7%
Convertible Securities	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.2%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.9%
Automobiles - 7.8%
Tesla Motors, Inc. (a)(b)	4,066,901	$1,024,574
Hotels, Restaurants & Leisure - 5.8%
Buffalo Wild Wings, Inc. (a)	245,800	37,116
Chipotle Mexican Grill, Inc. (a)(b)	684,500	288,476
Churchill Downs, Inc.	369,800	53,011
Intrawest Resorts Holdings, Inc. (a)	545,235	11,237
Royal Caribbean Cruises Ltd.	707,800	66,271
Starbucks Corp.	4,171,900	230,372
Vail Resorts, Inc.	64,000	10,979
Wingstop, Inc. (b)(c)	2,308,800	65,732
		763,194
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	884,508	728,375
Groupon, Inc. (a)(b)(c)	60,626,381	209,161
Wayfair LLC Class A (a)(b)	2,420,668	100,603
		1,038,139
Media - 2.3%
Altice NV (a)	1,286,435	27,208
Charter Communications, Inc. Class A (a)	506,482	164,075
Comcast Corp. Class A	627,200	47,303
DISH Network Corp. Class A (a)	26,000	1,538
Liberty Global PLC:
Class A (a)	1,610,900	58,766
LiLAC Class A (a)	249,699	5,748
		304,638
Specialty Retail - 0.3%
Ross Stores, Inc.	539,400	35,660
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG sponsored ADR	51,000	4,027
lululemon athletica, Inc. (a)	1,053,546	71,125
Ralph Lauren Corp.	424,400	37,530
		112,682

TOTAL CONSUMER DISCRETIONARY		3,278,887

CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Monster Beverage Corp. (a)	1,242,700	52,939
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	702,283	115,139
Walgreens Boots Alliance, Inc.	334	27
		115,166
Food Products - 0.5%
Mondelez International, Inc.	1,536,952	68,056
Personal Products - 0.3%
Coty, Inc. Class A	2,333,200	44,797

TOTAL CONSUMER STAPLES		280,958

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.	273,500	19,016
Diamondback Energy, Inc. (a)	285,800	30,058
Extraction Oil & Gas, Inc.	129,523	2,321
PDC Energy, Inc. (a)	516,200	38,168
		89,563
FINANCIALS - 6.1%
Banks - 4.5%
Bank of America Corp.	2,490,700	56,389
Bank of the Ozarks, Inc.	404,900	22,217
Commerce Bancshares, Inc.	678,168	38,337
CVB Financial Corp.	841,900	18,976
Fifth Third Bancorp	769,000	20,071
Glacier Bancorp, Inc.	252,700	8,978
Huntington Bancshares, Inc.	8,100,300	109,597
Investors Bancorp, Inc.	4,882,000	70,057
PacWest Bancorp	1,435,500	79,527
PrivateBancorp, Inc.	25,500	1,394
Signature Bank (a)	193,200	30,433
Stock Yards Bancorp, Inc.	296,400	13,279
SVB Financial Group (a)	54,700	9,421
UMB Financial Corp.	500,500	38,609
Wells Fargo & Co.	1,290,400	72,688
		589,973
Capital Markets - 0.8%
Carlyle Group LP	630,500	10,908
Northern Trust Corp.	1,041,200	86,378
TD Ameritrade Holding Corp.	261,300	12,059
		109,345
Consumer Finance - 0.7%
Capital One Financial Corp.	1,039,800	90,868
Thrifts & Mortgage Finance - 0.1%
Beneficial Bancorp, Inc.	836,000	14,923

TOTAL FINANCIALS		805,109

HEALTH CARE - 16.1%
Biotechnology - 11.2%
Acceleron Pharma, Inc. (a)	209,200	5,079
Advanced Accelerator Applications SA sponsored ADR (a)	1,042,800	33,755
Adverum Biotechnologies, Inc. (a)	721,549	2,092
Alexion Pharmaceuticals, Inc. (a)	2,855,489	373,155
Alkermes PLC (a)	1,146,324	62,028
Alnylam Pharmaceuticals, Inc. (a)	134,600	5,383
Amgen, Inc.	26,700	4,183
Bellicum Pharmaceuticals, Inc. (a)(b)(c)	1,628,752	21,793
Biogen, Inc. (a)	4,010	1,112
BioMarin Pharmaceutical, Inc. (a)	1,481,756	129,846
bluebird bio, Inc. (a)(b)	245,165	18,265
Blueprint Medicines Corp. (a)(b)	290,400	9,897
Celldex Therapeutics, Inc. (a)(b)	1,007,985	3,286
Cellectis SA sponsored ADR (a)	361,800	6,599
Chiasma, Inc. (a)(b)	406,450	813
Chimerix, Inc. (a)	53,300	290
Coherus BioSciences, Inc. (a)	1,005,115	28,043
CytomX Therapeutics, Inc. (a)	504,400	5,861
CytomX Therapeutics, Inc. (d)	244,269	2,838
Dicerna Pharmaceuticals, Inc. (a)	479,807	1,195
Editas Medicine, Inc.	1,293,444	22,532
Galapagos Genomics NV sponsored ADR (a)(b)	540,100	35,161
Genocea Biosciences, Inc. (a)(b)	823,970	3,642
GenSight Biologics SA	411,444	3,549
Gilead Sciences, Inc.	12,098	877
Heron Therapeutics, Inc. (a)(b)	1,124,829	14,623
Intellia Therapeutics, Inc. (a)	100,501	1,298
Intercept Pharmaceuticals, Inc. (a)	323,919	35,550
Ionis Pharmaceuticals, Inc. (a)	267,906	11,922
Ironwood Pharmaceuticals, Inc. Class A (a)	2,893,442	41,608
Lion Biotechnologies, Inc. (a)	2,196,500	15,925
Neurocrine Biosciences, Inc. (a)	951,700	40,837
Novavax, Inc. (a)(b)	8,189,600	10,728
OvaScience, Inc. (a)(b)	1,237,257	1,955
Portola Pharmaceuticals, Inc. (a)	103,736	2,827
ProNai Therapeutics, Inc. (a)	188,400	260
Regeneron Pharmaceuticals, Inc. (a)	340,600	122,374
Sage Therapeutics, Inc. (a)	94,900	4,553
Seattle Genetics, Inc. (a)	4,479	270
Spark Therapeutics, Inc. (a)(b)	330,390	20,834
TESARO, Inc. (a)(b)	1,941,500	316,154
Trevena, Inc. (a)	2,502,021	17,464
Ultragenyx Pharmaceutical, Inc. (a)	355,896	26,696
uniQure B.V. (a)	294,600	1,626
Vertex Pharmaceuticals, Inc. (a)	1,136	98
		1,468,876
Health Care Equipment & Supplies - 0.2%
DexCom, Inc. (a)	302,200	23,919
Insulet Corp. (a)	119,600	4,975
		28,894
Health Care Providers & Services - 0.2%
Acadia Healthcare Co., Inc. (a)(b)	279,200	10,713
Accretive Health, Inc. (a)(b)	5,275,202	12,845
		23,558
Health Care Technology - 2.2%
athenahealth, Inc. (a)(b)(c)	2,349,683	296,037
Castlight Health, Inc. Class B (a)(b)	62,200	193
		296,230
Pharmaceuticals - 2.3%
Achaogen, Inc. (a)	700,000	11,305
Castle Creek Pharmaceuticals, LLC Class A-2 (e)(f)	30,303	10,000
Endo International PLC (a)(c)	18,188,625	222,629
Flex Pharma, Inc. (a)	245,534	1,071
GW Pharmaceuticals PLC ADR (a)	94,927	10,915
Innoviva, Inc. (a)	76	1
Intra-Cellular Therapies, Inc. (a)	129,036	1,863
Jazz Pharmaceuticals PLC (a)	99,800	12,168
Jounce Therapeutics, Inc.	112,800	1,870
Jounce Therapeutics, Inc.	599,563	8,947
The Medicines Company (a)(b)	290,400	10,469
Theravance Biopharma, Inc. (a)(b)	331,600	9,935
		301,173

TOTAL HEALTH CARE		2,118,731

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC sponsored ADR	2,520,800	21,402
Space Exploration Technologies Corp. Class A (a)(f)	110,610	12,062
		33,464
Airlines - 1.0%
American Airlines Group, Inc.	2,815,200	124,573
Wheels Up Partners Holdings LLC Series B (a)(e)(f)	1,760,377	4,771
		129,344
Road & Rail - 0.3%
CSX Corp.	65,600	3,043
J.B. Hunt Transport Services, Inc.	397,491	39,383
		42,426
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	6,319	267

TOTAL INDUSTRIALS		205,501

INFORMATION TECHNOLOGY - 44.5%
Communications Equipment - 0.0%
Cisco Systems, Inc.	91,400	2,808
Internet Software & Services - 13.2%
2U, Inc. (a)(b)	825,641	28,105
Alphabet, Inc.:
Class A (a)	690,527	566,363
Class C (a)	478,469	381,239
Coupa Software, Inc.	18,100	470
Criteo SA sponsored ADR (a)(b)(c)	5,294,671	238,631
Dropbox, Inc. (a)(f)	331,524	4,098
Facebook, Inc. Class A (a)	2,484,694	323,805
New Relic, Inc. (a)(b)	1,505,811	54,510
Nutanix, Inc.:
Class A (a)	757,200	22,920
Class B	311,503	8,958
Shopify, Inc. Class A (a)	947,026	48,128
The Trade Desk, Inc.	16,000	475
Twilio, Inc. Class A	472,111	13,611
Twitter, Inc. (a)	71,000	1,251
Wix.com Ltd. (a)	873,205	45,887
		1,738,451
IT Services - 1.2%
Alliance Data Systems Corp.	322,500	73,653
AppNexus, Inc. warrants (a)(f)	1	0
Cognizant Technology Solutions Corp. Class A (a)	312,716	16,446
Square, Inc. (a)	4,577,900	66,929
		157,028
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	1,769,900	18,354
Analog Devices, Inc.	1,122,100	84,090
Broadcom Ltd.	505,426	100,832
Cavium, Inc. (a)	97,764	6,473
Cirrus Logic, Inc. (a)	538,130	32,460
Marvell Technology Group Ltd.	3,794,100	56,418
Micron Technology, Inc. (a)	22,344	539
NVIDIA Corp.	3,790,991	413,900
NXP Semiconductors NV (a)	242,500	23,729
Qorvo, Inc. (a)	1,008,200	64,737
Qualcomm, Inc.	3,141,476	167,849
		969,381
Software - 13.4%
Activision Blizzard, Inc.	13,772,589	553,796
Autodesk, Inc. (a)	182,400	14,836
HubSpot, Inc. (a)	861,880	44,214
LINE Corp. ADR	30,766	980
Microsoft Corp.	6,484,249	419,207
Paycom Software, Inc. (a)(b)	2,894,851	133,858
Salesforce.com, Inc. (a)	453,548	35,876
Snap, Inc.	510,029	7,834
Ubisoft Entertainment SA (a)(c)	10,120,934	332,355
Ultimate Software Group, Inc. (a)	39,200	7,591
Workday, Inc. Class A (a)	1,075,400	89,355
Xero Ltd. (a)	494,382	6,856
Zendesk, Inc. (a)(c)	4,831,384	115,615
		1,762,373
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	10,084,820	1,223,790
Western Digital Corp.	8,745	697
		1,224,487

TOTAL INFORMATION TECHNOLOGY		5,854,528

MATERIALS - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV Class A	715,600	66,744
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(f)	29,911	1,501
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	760,100	47,331
TOTAL COMMON STOCKS
(Cost $9,218,268)		12,748,853

Convertible Preferred Stocks - 3.1%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (a)(f)	415,643	1,585
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(f)	16,562,507	30,972
Series G, 8.00% (a)(f)	3,185,945	5,958
Series H (a)(f)	1,931,947	3,613
		40,543
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (a)(f)	648,635	292
The Honest Co., Inc. Series D (a)(f)	75,268	2,424
		2,716
Media - 0.1%
Turn, Inc. Series E (a)(f)	1,199,041	3,766

TOTAL CONSUMER DISCRETIONARY		48,610

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(f)	866,669	13,061
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(f)	1,817,170	15,537
Ovid Therapeutics, Inc. Series B (a)(f)	314,408	2,122
		17,659
Health Care Providers & Services - 0.2%
Mulberry Health, Inc. Series A8 (f)	4,342,250	28,384

TOTAL HEALTH CARE		46,043

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(f)	62,037	6,765
Professional Services - 0.0%
YourPeople, Inc. Series C (f)	335,546	3,037

TOTAL INDUSTRIALS		9,802

INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
CarGurus, Inc. Series E (f)	180,626	9,788
Jet.Com, Inc. Series B1 (Escrow) (a)(f)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(f)	139,290	1,153
Starry, Inc. Series B (f)	1,811,120	980
Uber Technologies, Inc.:
Series D, 8.00% (a)(f)	2,256,164	110,038
Series E, 8.00% (a)(f)	150,072	7,319
		130,886
IT Services - 0.3%
AppNexus, Inc.:
Series E (a)(f)	1,416,796	36,837
Series F (f)	90,913	2,364
		39,201
Software - 0.5%
Bracket Computing, Inc. Series C (a)(f)	1,877,241	6,833
Cloudera, Inc. Series F (a)(f)	126,709	3,500
Cloudflare, Inc. Series D 8.00% (a)(f)	395,787	2,046
Dataminr, Inc. Series D (a)(f)	2,219,446	15,988
Delphix Corp. Series D (a)(f)	427,177	2,170
Jello Labs, Inc. Series C (f)	302,678	4,899
Snap, Inc. Series F (a)(f)	510,029	7,834
Taboola.Com Ltd. Series E (a)(f)	1,918,392	26,816
		70,086

TOTAL INFORMATION TECHNOLOGY		240,173

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. Series G (a)(f)	6,064,833	29,051
WeWork Companies, Inc.:
Series E (a)(f)	269,198	13,512
Series F (f)	14,513	728
		43,291
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series A1 (f)	2,113,909	9,724
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $318,062)		410,704
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23 (f) (Cost $373)	373	373
	Shares	Value (000s)

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.62% (g)	932	1
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)	721,939,010	722,083
TOTAL MONEY MARKET FUNDS
(Cost $722,005)		722,084
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $10,258,708)		13,882,014
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(729,125)
NET ASSETS - 100%		$13,152,889

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,838,000 or 0.0% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $443,509,000 or 3.4% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F, 0.00%	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Blue Apron Holdings, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
CarGurus, Inc. Series E, 0.00%	8/23/16	$9,788
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$10,000
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
Jello Labs, Inc. Series C 0.00	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E	1/29/14	$429
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Snap, Inc. Series F	3/25/15 - 2/12/16	$7,834
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Starry, Inc. Series B 0.00	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Turn, Inc. 1.48% 3/2/23	3/2/16	$373
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F 0.00	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$42
Fidelity Securities Lending Cash Central Fund	4,685
Total	$4,727

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Accretive Health, Inc.	$13,855	$--	$3,878	$--	$--
athenahealth, Inc.	307,972	--	7,297	--	296,037
Bellicum Pharmaceuticals, Inc.	37,030	4,449	15,801	--	21,793
Criteo SA sponsored ADR	239,973	--	6,217	--	238,631
Endo International PLC	311,079	81,323	65,377	--	222,629
Groupon, Inc.	300,812	--	6,483	--	209,161
SolarCity Corp.	231,923	--	--	--	--
SolarEdge Technologies, Inc.	43,622	--	41,137	--	--
Trevena, Inc.	20,857	--	4,217	--	--
Ubisoft Entertainment SA	417,931	6,624	8,620	--	332,355
Wingstop, Inc.	--	69,264	1,709	--	65,732
Zendesk, Inc.	158,844	--	10,253	--	115,615
Total	$2,083,898	$161,660	$170,989	$--	$1,501,953

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,327,497	$3,278,887	$--	$48,610
Consumer Staples	294,019	280,958	--	13,061
Energy	89,563	89,563	--	--
Financials	805,109	805,109	--	--
Health Care	2,164,774	2,099,784	8,947	56,043
Industrials	215,303	188,668	--	26,635
Information Technology	6,094,701	5,833,638	8,958	252,105
Materials	66,744	66,744	--	--
Real Estate	44,792	--	--	44,792
Telecommunication Services	57,055	47,331	--	9,724
Corporate Bonds	373	--	--	373
Money Market Funds	722,084	722,084	--	--
Total Investments in Securities:	$13,882,014	$13,412,766	$17,905	$451,343

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$260,583
Net Realized Gain (Loss) on Investment Securities	18,490
Net Unrealized Gain (Loss) on Investment Securities	478
Cost of Purchases	27,473
Proceeds of Sales	(54,919)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$252,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$1,161
Other Investments in Securities
Beginning Balance	$190,927
Net Realized Gain (Loss) on Investment Securities	(14,860)
Net Unrealized Gain (Loss) on Investment Securities	7,859
Cost of Purchases	25,452
Proceeds of Sales	(10,140)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$199,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$1,470

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
France	4.7%
Ireland	2.3%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $715,774) — See accompanying schedule: Unaffiliated issuers (cost $8,081,312)	$11,657,977
Fidelity Central Funds (cost $722,005)	722,084
Other affiliated issuers (cost $1,455,391)	1,501,953
Total Investments (cost $10,258,708)		$13,882,014
Cash		1,510
Receivable for investments sold		193,515
Receivable for fund shares sold		11,181
Dividends receivable		1,001
Interest receivable		5
Distributions receivable from Fidelity Central Funds		1,009
Prepaid expenses		21
Other receivables		272
Total assets		14,090,528
Liabilities
Payable for investments purchased	$173,522
Payable for fund shares redeemed	15,758
Accrued management fee	5,777
Notes payable to affiliates	18,694
Other affiliated payables	1,532
Other payables and accrued expenses	314
Collateral on Securities Loaned	722,042
Total liabilities		937,639
Net Assets		$13,152,889
Net Assets consist of:
Paid in capital		$9,362,134
Accumulated net investment loss		(16,525)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		183,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,623,307
Net Assets		$13,152,889
OTC:
Net Asset Value, offering price and redemption price per share ($10,063,497 ÷ 114,262 shares)		$88.07
Class K:
Net Asset Value, offering price and redemption price per share ($3,089,392 ÷ 34,668 shares)		$89.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$33,152
Interest		3
Income from Fidelity Central Funds (including $4,685 from security lending)		4,727
Total income		37,882
Expenses
Management fee
Basic fee	$39,666
Performance adjustment	(731)
Transfer agent fees	8,626
Accounting and security lending fees	762
Custodian fees and expenses	221
Independent trustees' fees and expenses	28
Registration fees	101
Audit	34
Legal	24
Interest	21
Miscellaneous	48
Total expenses before reductions	48,800
Expense reductions	(228)	48,572
Net investment income (loss)		(10,690)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	701,700
Fidelity Central Funds	(37)
Other affiliated issuers	(55,195)
Foreign currency transactions	(14)
Total net realized gain (loss)		646,454
Change in net unrealized appreciation (depreciation) on: Investment securities	210,915
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		210,948
Net gain (loss)		857,402
Net increase (decrease) in net assets resulting from operations		$846,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,690)	$(4,636)
Net realized gain (loss)	646,454	159,803
Change in net unrealized appreciation (depreciation)	210,948	263,019
Net increase (decrease) in net assets resulting from operations	846,712	418,186
Distributions to shareholders from net realized gain	(413,520)	(704,905)
Share transactions - net increase (decrease)	(634,059)	93,627
Total increase (decrease) in net assets	(200,867)	(193,092)
Net Assets
Beginning of period	13,353,756	13,546,848
End of period	$13,152,889	$13,353,756
Other Information
Accumulated net investment loss end of period	$(16,525)	$(5,835)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$85.26	$86.98	$81.23	$78.98	$57.53	$59.28
Income from Investment Operations
Net investment income (loss)A	(.08)	(.05)	(.11)	(.06)	.36B	(.08)C
Net realized and unrealized gain (loss)	5.59	2.84	16.14	12.78	21.37	(1.67)
Total from investment operations	5.51	2.79	16.03	12.72	21.73	(1.75)
Distributions from net investment income	–	–	–	(.05)	(.28)	–
Distributions from net realized gain	(2.70)	(4.51)	(10.28)	(10.42)	–	–
Total distributions	(2.70)	(4.51)	(10.28)	(10.47)	(.28)	–
Net asset value, end of period	$88.07	$85.26	$86.98	$81.23	$78.98	$57.53
Total ReturnD,E	6.65%	3.68%	21.34%	17.96%	37.93%	(2.95)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.91%	.83%	.77%	.76%	.91%
Expenses net of fee waivers, if any	.76%H	.91%	.83%	.77%	.76%	.91%
Expenses net of all reductions	.76%H	.90%	.83%	.76%	.74%	.90%
Net investment income (loss)	(.19)%H	(.07)%	(.13)%	(.08)%	.55%B	(.14)%C
Supplemental Data
Net assets, end of period (in millions)	$10,063	$9,845	$9,710	$7,870	$6,693	$5,499
Portfolio turnover rateI	56%H,J	56%J	66%J	106%	116%	149%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$86.22	$87.87	$81.96	$79.60	$57.94	$59.61
Income from Investment Operations
Net investment income (loss)A	(.03)	.04	(.01)	.04	.45B	–C,D
Net realized and unrealized gain (loss)	5.66	2.88	16.29	12.87	21.53	(1.67)
Total from investment operations	5.63	2.92	16.28	12.91	21.98	(1.67)
Distributions from net investment income	–	–	–	(.10)	(.32)	–
Distributions from net realized gain	(2.74)	(4.57)	(10.37)	(10.46)	–	–
Total distributions	(2.74)	(4.57)	(10.37)	(10.55)E	(.32)	–
Net asset value, end of period	$89.11	$86.22	$87.87	$81.96	$79.60	$57.94
Total ReturnF,G	6.72%	3.80%	21.49%	18.10%	38.11%	(2.80)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.79%	.72%	.65%	.62%	.77%
Expenses net of fee waivers, if any	.65%J	.79%	.72%	.65%	.62%	.77%
Expenses net of all reductions	.65%J	.79%	.71%	.64%	.60%	.76%
Net investment income (loss)	(.08)%J	.05%	(.02)%	.05%	.69%B	- %C,K
Supplemental Data
Net assets, end of period (in millions)	$3,089	$3,508	$3,836	$2,906	$2,260	$1,644
Portfolio turnover rateL	56%J,M	56%M	66%M	106%	116%	149%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 373	Market approach	Transaction price	$100.00	Increase
Equities	$450,970	Discounted cash flow	Discount rate	8.0% - 22.1% / 19.7%	Decrease
			Weighted average cost of capital (WACC)	11.5% - 25.0% / 12.7%	Decrease
			Growth rate	2.0% - 3.0% / 2.4%	Increase
			Discount for lack of marketability	20.0% - 25.0% / 23.9%	Decrease
		Market approach	Discount rate	3.0% - 50.0% / 16.8%	Decrease
			Transaction price	$0.54- $330.00 / $52.08	Increase
			Premium rate	6.0% - 130.0% / 21.6%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 17.3%	Decrease
		Market comparable	Price/Earnings multiple (P/E)	10.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 7.2 / 3.0	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.3% - 0.5% / 0.3%	Increase
			Liquidity preference	$5.86 - $45.76 / $22.21	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,425,519
Gross unrealized depreciation	(855,502)
Net unrealized appreciation (depreciation) on securities	$3,570,017
Tax cost	$10,311,997

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $14,771 in these Subsidiaries, representing .11% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,697,854 and $4,406,951, respectively.

Redemptions In-Kind. During the period, 3,657 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments with a value of $322,513. The net realized gain of $160,202 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,292 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $104,098. The Fund had a net realized gain of $41,724 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$7,816.16
Class K	810.05
	$8,626

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $119 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,605.65%		$20

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,022. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $134 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $19,030. The weighted average interest rate was 1.16%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $59.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net realized gain
OTC	$305,214	$505,475
Class K	108,306	199,430
Total	$413,520	$704,905

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
OTC
Shares sold	7,669	23,178	$658,200	$1,818,054
Reinvestment of distributions	3,540	6,240	294,662	491,074
Shares redeemed	(12,426)	(25,573)	(1,059,477)	(1,979,810)
Net increase (decrease)	(1,217)	3,845	$(106,615)	$329,318
Class K
Shares sold	4,241	11,562	$367,688	$911,130
Reinvestment of distributions	1,286	2,509	108,306	199,430
Shares redeemed	(11,550)(a)	(17,040)(b)	(1,003,438)(a)	(1,346,251)(b)
Net increase (decrease)	(6,023)	(2,969)	$(527,444)	$(235,691)

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions (see Note 4: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
OTC	.76%
Actual		$1,000.00	$1,066.50	$3.96
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class K	.65%
Actual		$1,000.00	$1,067.20	$3.39
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

OTC-SANN-0317
1.700332.119

Fidelity® Dividend Growth Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.3
Microsoft Corp.	3.3	3.1
Alphabet, Inc. Class C	3.1	2.6
Johnson & Johnson	3.1	3.3
JPMorgan Chase & Co.	2.7	2.1
Wells Fargo & Co.	2.7	2.1
Bank of America Corp.	2.6	1.6
Exxon Mobil Corp.	2.5	2.5
Chevron Corp.	2.5	2.2
Comcast Corp. Class A	2.2	1.5
	29.2

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	21.6
Financials	18.5	15.3
Consumer Staples	12.0	14.0
Health Care	11.1	12.2
Energy	9.2	7.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks	94.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 12.5%

As of July 31, 2016 *
Stocks	94.0%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 12.8%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Diversified Consumer Services - 0.2%
Service Corp. International	283,100	$8,247
ServiceMaster Global Holdings, Inc. (a)	110,500	4,086
		12,333
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	529,197	33,091
Las Vegas Sands Corp.	565,400	29,729
McDonald's Corp.	615,900	75,491
		138,311
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	836,900	16,052
Media - 3.0%
Charter Communications, Inc. Class A (a)	176,200	57,080
Comcast Corp. Class A	2,154,296	162,477
		219,557
Multiline Retail - 0.2%
Dollar General Corp.	198,200	14,631
Specialty Retail - 2.6%
AutoZone, Inc. (a)	92,100	66,771
Foot Locker, Inc.	810,679	55,564
L Brands, Inc.	730,200	43,965
Ross Stores, Inc.	453,800	30,001
		196,301
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	642,700	33,086

TOTAL CONSUMER DISCRETIONARY		630,271

CONSUMER STAPLES - 12.0%
Beverages - 5.0%
Anheuser-Busch InBev SA NV	145,500	15,193
Coca-Cola European Partners PLC	550,500	19,009
Constellation Brands, Inc. Class A (sub. vtg.)	246,300	36,886
Dr. Pepper Snapple Group, Inc.	524,408	47,826
Molson Coors Brewing Co. Class B	729,000	70,363
PepsiCo, Inc.	909,800	94,419
The Coca-Cola Co.	2,034,138	84,559
		368,255
Food & Staples Retailing - 1.9%
CVS Health Corp.	633,700	49,942
Kroger Co.	1,278,318	43,412
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	339,901	13,814
Rite Aid Corp. (a)	572,600	3,218
Walgreens Boots Alliance, Inc.	367,436	30,108
		140,494
Food Products - 0.7%
Greencore Group PLC	435,981	1,294
Hilton Food Group PLC	1,951,505	16,387
Hostess Brands, Inc. Class A (a)	573,100	8,190
Mead Johnson Nutrition Co. Class A	176,200	12,415
Morinaga & Co. Ltd.	51,300	2,217
The J.M. Smucker Co.	101,300	13,762
		54,265
Household Products - 1.9%
Colgate-Palmolive Co.	396,400	25,600
Procter & Gamble Co.	1,297,309	113,644
		139,244
Personal Products - 0.8%
Coty, Inc. Class A	3,028,763	58,152
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	890,003	54,938
Reynolds American, Inc.	1,124,800	67,634
		122,572

TOTAL CONSUMER STAPLES		882,982

ENERGY - 9.1%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	321,500	20,280
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	1,640,800	182,703
ConocoPhillips Co.	2,593,400	126,454
Exxon Mobil Corp.	2,187,897	183,543
Imperial Oil Ltd.	1,450,700	47,693
Kinder Morgan, Inc.	1,454,100	32,485
Northern Oil & Gas, Inc. (a)(b)	1,037,290	3,734
PrairieSky Royalty Ltd. (b)	957,100	22,433
Suncor Energy, Inc.	1,743,400	54,074
		653,119

TOTAL ENERGY		673,399

FINANCIALS - 18.5%
Banks - 13.2%
Bank of America Corp.	8,466,017	191,671
Citigroup, Inc.	2,158,161	120,490
JPMorgan Chase & Co.	2,348,635	198,765
PacWest Bancorp	1,236,200	68,485
Stock Yards Bancorp, Inc.	154,300	6,913
SunTrust Banks, Inc.	1,238,400	70,366
U.S. Bancorp	2,318,369	122,062
Wells Fargo & Co.	3,484,893	196,304
		975,056
Capital Markets - 2.5%
Diamond Hill Investment Group, Inc.	112,538	22,755
FactSet Research Systems, Inc.	22,000	3,807
MSCI, Inc.	536,900	44,428
S&P Global, Inc.	942,627	113,285
		184,275
Consumer Finance - 0.7%
Capital One Financial Corp.	616,600	53,885
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	0
		53,885
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	537,300	88,192
Insurance - 0.9%
Chubb Ltd.	476,300	62,629

TOTAL FINANCIALS		1,364,037

HEALTH CARE - 11.1%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	207,000	27,051
Amgen, Inc.	718,410	112,560
Gilead Sciences, Inc.	348,200	25,227
United Therapeutics Corp. (a)	8,800	1,440
		166,278
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	836,800	20,133
Danaher Corp.	919,192	77,139
Medtronic PLC	1,313,503	99,852
		197,124
Health Care Providers & Services - 0.0%
HealthSouth Corp.	107	4
Health Care Technology - 0.2%
CompuGroup Medical AG	326,822	12,842
Pharmaceuticals - 6.0%
Allergan PLC	424,000	92,809
Bristol-Myers Squibb Co.	242,300	11,911
GlaxoSmithKline PLC	1,254,100	24,235
Johnson & Johnson	2,013,343	228,011
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,669,800	89,251
		446,217

TOTAL HEALTH CARE		822,465

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	273,100	11,331
General Dynamics Corp.	317,100	57,420
United Technologies Corp.	529,200	58,037
		126,788
Commercial Services & Supplies - 0.3%
Deluxe Corp.	339,100	24,703
Electrical Equipment - 1.7%
AMETEK, Inc.	1,679,200	85,807
Fortive Corp.	637,946	35,285
		121,092
Industrial Conglomerates - 2.9%
General Electric Co.	3,978,500	118,161
Honeywell International, Inc.	419,600	49,647
Roper Technologies, Inc.	249,944	47,952
		215,760
Machinery - 0.8%
Caterpillar, Inc.	585,800	56,038
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	185,200	8,111
Trading Companies & Distributors - 0.2%
Fastenal Co.	264,200	13,125

TOTAL INDUSTRIALS		565,617

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	3,213,086	98,706
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (a)	152,059	9,578
Internet Software & Services - 3.1%
Alphabet, Inc. Class C (a)	288,706	230,038
IT Services - 3.3%
Accenture PLC Class A	888,500	101,173
Fidelity National Information Services, Inc.	684,950	54,399
Sabre Corp.	1,102,400	27,009
Total System Services, Inc.	1,175,200	59,559
		242,140
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	440,400	16,216
KLA-Tencor Corp.	88,100	7,498
NXP Semiconductors NV (a)	88,200	8,630
Qualcomm, Inc.	1,296,683	69,282
		101,626
Software - 5.9%
Activision Blizzard, Inc.	2,347,622	94,398
Constellation Software, Inc.	17,600	7,949
Micro Focus International PLC	2,173,502	58,650
Microsoft Corp.	3,769,916	243,725
Oracle Corp.	310,760	12,465
SAP AG	176,238	16,117
		433,304
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,764,418	335,467

TOTAL INFORMATION TECHNOLOGY		1,450,859

MATERIALS - 5.5%
Chemicals - 4.4%
E.I. du Pont de Nemours & Co.	1,163,900	87,874
LyondellBasell Industries NV Class A	1,007,100	93,932
Monsanto Co.	603,400	65,354
PPG Industries, Inc.	132,100	13,211
The Dow Chemical Co.	661,700	39,457
The Scotts Miracle-Gro Co. Class A	64,363	5,919
W.R. Grace & Co.	282,300	19,575
		325,322
Containers & Packaging - 1.1%
Ball Corp.	1,072,700	81,804

TOTAL MATERIALS		407,126

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	641,100	66,354
Corrections Corp. of America	22,000	639
		66,993
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,331,800	140,469
TOTAL COMMON STOCKS
(Cost $5,476,474)		7,004,218
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $5,765)	9,195	4,908
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.62% (c)	376,188,953	376,264
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	3,940,234	3,941
TOTAL MONEY MARKET FUNDS
(Cost $380,154)		380,205
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,862,393)		7,389,331
NET OTHER ASSETS (LIABILITIES) - 0.0%		(164)
NET ASSETS - 100%		$7,389,167

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$910
Fidelity Securities Lending Cash Central Fund	52
Total	$962

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$630,271	$630,271	$--	$--
Consumer Staples	882,982	812,851	70,131	--
Energy	673,399	673,399	--	--
Financials	1,364,037	1,364,037	--	--
Health Care	822,465	798,230	24,235	--
Industrials	565,617	565,617	--	--
Information Technology	1,450,859	1,434,742	16,117	--
Materials	407,126	407,126	--	--
Real Estate	66,993	66,993	--	--
Telecommunication Services	140,469	140,469	--	--
Corporate Bonds	4,908	--	4,908	--
Money Market Funds	380,205	380,205	--	--
Total Investments in Securities:	$7,389,331	$7,273,940	$115,391	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
Ireland	4.0%
United Kingdom	2.4%
Canada	1.7%
Israel	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,796) — See accompanying schedule: Unaffiliated issuers (cost $5,482,239)	$7,009,126
Fidelity Central Funds (cost $380,154)	380,205
Total Investments (cost $5,862,393)		$7,389,331
Receivable for investments sold		185,420
Receivable for fund shares sold		2,554
Dividends receivable		4,368
Interest receivable		257
Distributions receivable from Fidelity Central Funds		195
Prepaid expenses		12
Other receivables		500
Total assets		7,582,637
Liabilities
Payable for investments purchased	$173,836
Payable for fund shares redeemed	12,145
Accrued management fee	2,044
Other affiliated payables	940
Other payables and accrued expenses	558
Collateral on Securities Loaned	3,947
Total liabilities		193,470
Net Assets		$7,389,167
Net Assets consist of:
Paid in capital		$5,810,016
Undistributed net investment income		4,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,078
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,526,917
Net Assets		$7,389,167
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($5,784,625 ÷ 177,904 shares)		$32.52
Class K:
Net Asset Value, offering price and redemption price per share ($1,604,542 ÷ 49,400 shares)		$32.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$77,190
Interest		371
Income from Fidelity Central Funds		962
Total income		78,523
Expenses
Management fee
Basic fee	$20,255
Performance adjustment	(7,408)
Transfer agent fees	5,061
Accounting and security lending fees	591
Custodian fees and expenses	60
Independent trustees' fees and expenses	16
Registration fees	24
Audit	43
Legal	14
Miscellaneous	28
Total expenses before reductions	18,684
Expense reductions	(61)	18,623
Net investment income (loss)		59,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	179,933
Fidelity Central Funds	65
Foreign currency transactions	(76)
Total net realized gain (loss)		179,922
Change in net unrealized appreciation (depreciation) on: Investment securities	109,654
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		109,659
Net gain (loss)		289,581
Net increase (decrease) in net assets resulting from operations		$349,481

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,900	$122,331
Net realized gain (loss)	179,922	(82,827)
Change in net unrealized appreciation (depreciation)	109,659	(61,637)
Net increase (decrease) in net assets resulting from operations	349,481	(22,133)
Distributions to shareholders from net investment income	(120,213)	(116,882)
Distributions to shareholders from net realized gain	–	(571,365)
Total distributions	(120,213)	(688,247)
Share transactions - net increase (decrease)	(379,393)	(166,713)
Total increase (decrease) in net assets	(150,125)	(877,093)
Net Assets
Beginning of period	7,539,292	8,416,385
End of period	$7,389,167	$7,539,292
Other Information
Undistributed net investment income end of period	$4,156	$64,469

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.51	$34.46	$37.27	$35.33	$28.61	$28.96
Income from Investment Operations
Net investment income (loss)A	.25	.48	.49	.56	.40	.20
Net realized and unrealized gain (loss)	1.27	(.61)B	2.71	4.98	7.12	(.41)
Total from investment operations	1.52	(.13)	3.20	5.54	7.52	(.21)
Distributions from net investment income	(.51)	(.47)	(.51)	(.37)	(.30)	(.12)
Distributions from net realized gain	–	(2.36)	(5.49)	(3.23)	(.50)	(.02)
Total distributions	(.51)	(2.82)C	(6.01)D	(3.60)	(.80)	(.14)
Net asset value, end of period	$32.52	$31.51	$34.46	$37.27	$35.33	$28.61
Total ReturnE,F	4.87%	.26%B	9.54%	17.30%	26.83%	(.67)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.62%	.69%	.56%	.63%	.91%
Expenses net of fee waivers, if any	.53%I	.61%	.68%	.56%	.63%	.91%
Expenses net of all reductions	.53%I	.61%	.68%	.56%	.62%	.91%
Net investment income (loss)	1.59%I	1.59%	1.43%	1.58%	1.26%	.75%
Supplemental Data
Net assets, end of period (in millions)	$5,785	$5,849	$6,474	$6,481	$6,633	$5,905
Portfolio turnover rateJ	46%I	30%	64%	99%	69%	63%K

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .22%.

 C Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 D Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$31.50	$34.45	$37.27	$35.34	$28.62	$28.98
Income from Investment Operations
Net investment income (loss)A	.27	.52	.53	.60	.45	.25
Net realized and unrealized gain (loss)	1.26	(.61)B	2.70	4.97	7.12	(.43)
Total from investment operations	1.53	(.09)	3.23	5.57	7.57	(.18)
Distributions from net investment income	(.55)	(.50)	(.56)	(.42)	(.35)	(.17)
Distributions from net realized gain	–	(2.36)	(5.49)	(3.23)	(.50)	(.02)
Total distributions	(.55)	(2.86)	(6.05)	(3.64)C	(.85)	(.18)D
Net asset value, end of period	$32.48	$31.50	$34.45	$37.27	$35.34	$28.62
Total ReturnE,F	4.90%	.39%B	9.65%	17.44%	27.04%	(.52)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.41%I	.50%	.57%	.44%	.48%	.75%
Expenses net of fee waivers, if any	.41%I	.50%	.57%	.43%	.48%	.75%
Expenses net of all reductions	.41%I	.49%	.57%	.43%	.47%	.75%
Net investment income (loss)	1.71%I	1.71%	1.54%	1.70%	1.41%	.91%
Supplemental Data
Net assets, end of period (in millions)	$1,605	$1,691	$1,942	$2,057	$1,639	$1,221
Portfolio turnover rateJ	46%I	30%	64%	99%	69%	63%K

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .35%.

 C Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,708,128
Gross unrealized depreciation	(185,468)
Net unrealized appreciation (depreciation) on securities	$1,522,660
Tax cost	$5,866,671

The Fund elected to defer to its next fiscal year approximately $125,394 of capital losses recognized during the period November 1, 2016 to July 31, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,614,895 and $1,988,478, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$4,680.16
Class K	381.05
	$ 5,061

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $37 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,236. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $52, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Dividend Growth	$92,313	$88,523
Class K	27,900	28,359
Total	$120,213	$116,882
From net realized gain
Dividend Growth	$–	$440,809
Class K	–	130,556
Total	$–	$571,365

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Dividend Growth
Shares sold	3,396	8,324	$108,169	$252,613
Reinvestment of distributions	2,777	17,089	88,013	505,767
Shares redeemed	(13,858)	(27,683)	(440,385)	(840,281)
Net increase (decrease)	(7,685)	(2,270)	$(244,203)	$(81,901)
Class K
Shares sold	3,310	8,991	$105,482	$272,632
Reinvestment of distributions	882	5,375	27,900	158,915
Shares redeemed	(8,467)	(17,065)	(268,572)	(516,359)
Net increase (decrease)	(4,275)	(2,699)	$(135,190)	$(84,812)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Dividend Growth	.53%
Actual		$1,000.00	$1,048.70	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class K	.41%
Actual		$1,000.00	$1,049.00	$2.12
Hypothetical-C		$1,000.00	$1,023.14	$2.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series Small Cap Opportunities Fund Fidelity® Series Small Cap Opportunities Fund Class F Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Community Bank System, Inc.	1.2	0.9
MB Financial, Inc.	1.2	1.4
BancFirst Corp.	1.2	0.6
EMCOR Group, Inc.	1.2	1.1
Tompkins Financial Corp.	1.1	0.7
Associated Banc-Corp.	1.1	1.0
WSFS Financial Corp.	1.1	1.3
PacWest Bancorp	1.1	0.7
AURELIUS AG	1.0	1.0
Huntington Bancshares, Inc.	1.0	1.1
	11.2

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	24.7
Information Technology	17.1	17.5
Industrials	15.3	13.6
Health Care	12.7	14.0
Consumer Discretionary	11.5	13.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.2%

As of July 31, 2016*
Stocks and Equity Futures	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 9.2%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.7%
Standard Motor Products, Inc.	519,434	$25,904,174
Tenneco, Inc.	482,086	32,516,701
Visteon Corp.	355,800	31,869,006
		90,289,881
Diversified Consumer Services - 0.5%
Service Corp. International	907,100	26,423,823
Hotels, Restaurants & Leisure - 2.4%
Bojangles', Inc. (a)	322,923	6,393,875
Cedar Fair LP (depositary unit)	311,700	19,490,601
Dave & Buster's Entertainment, Inc. (a)	608,500	33,138,910
Domino's Pizza, Inc.	77,600	13,544,304
Papa John's International, Inc.	421,100	35,886,142
The Cheesecake Factory, Inc.	280,200	16,884,852
		125,338,684
Household Durables - 1.9%
Ethan Allen Interiors, Inc.	961,936	27,992,338
Helen of Troy Ltd. (a)	227,900	21,263,070
Meritage Homes Corp. (a)	625,900	23,001,825
TopBuild Corp. (a)	800,700	29,713,977
		101,971,210
Leisure Products - 0.6%
Brunswick Corp.	552,800	33,090,608
Media - 0.6%
Nexstar Broadcasting Group, Inc. Class A (b)	488,917	31,975,172
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	533,900	16,310,645
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	304,700	25,503,390
Genesco, Inc. (a)	395,025	23,780,505
Murphy U.S.A., Inc. (a)	418,900	26,683,930
Sally Beauty Holdings, Inc. (a)	968,700	23,055,060
Urban Outfitters, Inc. (a)	537,400	14,262,596
		113,285,481
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	354,200	20,401,920
G-III Apparel Group Ltd. (a)	616,674	16,193,859
Steven Madden Ltd. (a)	897,639	31,596,893
		68,192,672

TOTAL CONSUMER DISCRETIONARY		606,878,176

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	611,800	16,952,978
Performance Food Group Co. (a)	802,700	17,779,805
		34,732,783
Food Products - 1.1%
Ingredion, Inc.	128,300	16,446,777
J&J Snack Foods Corp.	166,450	21,234,027
Lamb Weston Holdings, Inc.	310,500	11,600,280
TreeHouse Foods, Inc. (a)	145,700	11,055,716
		60,336,800
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	605,800	18,646,524
Personal Products - 0.3%
Inter Parfums, Inc.	534,700	18,233,270

TOTAL CONSUMER STAPLES		131,949,377

ENERGY - 4.2%
Energy Equipment & Services - 1.3%
Archrock, Inc.	641,700	9,368,820
Nabors Industries Ltd.	2,152,900	34,984,625
Rowan Companies PLC (a)	526,300	9,431,296
Total Energy Services, Inc.	1,265,170	14,370,192
		68,154,933
Oil, Gas & Consumable Fuels - 2.9%
Boardwalk Pipeline Partners, LP	1,219,947	22,520,222
DCP Midstream Partners LP	269,251	10,465,786
Diamondback Energy, Inc. (a)	185,693	19,529,333
Newfield Exploration Co. (a)	499,512	20,020,441
PDC Energy, Inc. (a)	449,700	33,250,818
Western Refining, Inc.	507,212	17,757,492
WPX Energy, Inc. (a)	2,142,100	29,839,453
		153,383,545

TOTAL ENERGY		221,538,478

FINANCIALS - 19.4%
Banks - 12.4%
Associated Banc-Corp.	2,388,694	60,433,958
BancFirst Corp.	659,390	62,213,447
Banner Corp.	891,171	50,012,517
Boston Private Financial Holdings, Inc.	187,231	3,089,312
Community Bank System, Inc.	1,084,270	63,277,991
Hilltop Holdings, Inc.	1,267,800	34,712,364
Hope Bancorp, Inc.	1,350,510	28,239,164
Huntington Bancshares, Inc.	3,826,600	51,773,898
Investors Bancorp, Inc.	2,685,000	38,529,750
MB Financial, Inc.	1,407,800	62,689,334
PacWest Bancorp	1,007,692	55,826,137
Stock Yards Bancorp, Inc.	1,128,799	50,570,195
Tompkins Financial Corp.	671,055	60,764,030
TowneBank	1,069,959	34,452,680
		656,584,777
Capital Markets - 1.7%
AURELIUS AG	833,943	52,529,090
OM Asset Management Ltd.	2,645,524	37,301,888
		89,830,978
Insurance - 3.4%
Allied World Assurance Co. Holdings AG	944,761	50,195,152
Aspen Insurance Holdings Ltd.	839,690	47,358,516
Employers Holdings, Inc.	1,119,970	40,822,907
James River Group Holdings Ltd.	1,065,386	42,242,555
		180,619,130
Thrifts & Mortgage Finance - 1.9%
Beneficial Bancorp, Inc.	2,177,200	38,863,020
WSFS Financial Corp.	1,321,753	59,875,411
		98,738,431

TOTAL FINANCIALS		1,025,773,316

HEALTH CARE - 12.7%
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. (a)	458,027	15,843,154
Acorda Therapeutics, Inc. (a)	678,700	13,913,350
Advanced Accelerator Applications SA sponsored ADR (a)(b)	446,300	14,446,731
Agios Pharmaceuticals, Inc. (a)(b)	270,253	11,628,987
Ascendis Pharma A/S:
ADR (a)(c)	788,429	16,903,918
sponsored ADR (a)	16,524	354,275
BioMarin Pharmaceutical, Inc. (a)	130,144	11,404,519
bluebird bio, Inc. (a)	180,656	13,458,872
Cellectis SA sponsored ADR (a)	448,095	8,173,253
Coherus BioSciences, Inc. (a)	618,611	17,259,247
Curis, Inc. (a)	4,271,156	12,258,218
CytomX Therapeutics, Inc. (a)	270,700	3,145,534
CytomX Therapeutics, Inc. (d)	105,499	1,225,898
Five Prime Therapeutics, Inc. (a)	327,800	15,016,518
Genocea Biosciences, Inc. (a)(b)(e)	1,765,910	7,805,322
Heron Therapeutics, Inc. (a)(b)	531,800	6,913,400
Insmed, Inc. (a)	488,476	7,214,791
Intercept Pharmaceuticals, Inc. (a)	71,798	7,879,831
Ionis Pharmaceuticals, Inc. (a)	275,872	12,276,304
La Jolla Pharmaceutical Co. (a)	794,100	15,445,245
Macrogenics, Inc. (a)	537,200	9,922,084
Neurocrine Biosciences, Inc. (a)	317,982	13,644,608
Protagonist Therapeutics, Inc.	533,500	9,624,340
Proteostasis Therapeutics, Inc.	495,666	7,311,074
Sage Therapeutics, Inc. (a)	68,800	3,301,024
Spark Therapeutics, Inc. (a)	312,600	19,712,556
TESARO, Inc. (a)	196,800	32,046,912
Ultragenyx Pharmaceutical, Inc. (a)	275,600	20,672,756
		328,802,721
Health Care Equipment & Supplies - 2.8%
Cantel Medical Corp.	45,800	3,545,378
Hill-Rom Holdings, Inc.	405,700	23,883,559
Integra LifeSciences Holdings Corp. (a)	1,077,736	44,973,923
NxStage Medical, Inc. (a)	1,469,073	39,518,064
Wright Medical Group NV (a)	1,470,552	37,028,499
		148,949,423
Health Care Providers & Services - 1.9%
Envision Healthcare Corp. (a)	211,300	14,368,400
Molina Healthcare, Inc. (a)	198,713	11,271,001
Premier, Inc. (a)	462,600	14,738,436
Surgical Care Affiliates, Inc. (a)	752,586	42,521,109
VCA, Inc. (a)	193,800	17,558,280
		100,457,226
Health Care Technology - 0.3%
Medidata Solutions, Inc. (a)	267,200	13,237,088
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	78,900	6,632,334
INC Research Holdings, Inc. Class A (a)	200,100	10,605,300
Medpace Holdings, Inc.	416,456	14,530,150
		31,767,784
Pharmaceuticals - 0.9%
Clearside Biomedical, Inc.	673,500	5,017,575
Innoviva, Inc. (a)	888,949	9,422,859
Prestige Brands Holdings, Inc. (a)	313,554	16,543,109
Theravance Biopharma, Inc. (a)(b)	486,620	14,579,135
		45,562,678

TOTAL HEALTH CARE		668,776,920

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.2%
Moog, Inc. Class A (a)	547,998	36,096,628
Orbital ATK, Inc.	365,291	31,762,052
Teledyne Technologies, Inc. (a)	410,131	50,392,796
		118,251,476
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	1,010,678	44,823,569
Airlines - 0.4%
JetBlue Airways Corp. (a)	1,155,012	22,649,785
Building Products - 0.7%
Allegion PLC	284,318	18,671,163
Simpson Manufacturing Co. Ltd.	464,400	20,210,688
		38,881,851
Commercial Services & Supplies - 3.1%
Deluxe Corp.	565,974	41,231,206
Interface, Inc.	1,567,430	28,527,226
Matthews International Corp. Class A	402,858	27,172,772
Multi-Color Corp.	399,006	30,803,263
West Corp.	1,380,564	33,506,288
		161,240,755
Construction & Engineering - 2.2%
EMCOR Group, Inc.	890,898	62,086,682
KBR, Inc.	1,442,175	24,531,397
Valmont Industries, Inc.	220,784	31,792,896
		118,410,975
Industrial Conglomerates - 0.7%
ITT, Inc.	940,959	38,456,994
Machinery - 1.8%
AGCO Corp.	588,553	36,961,128
SPX Flow, Inc. (a)	754,200	26,314,038
Standex International Corp.	349,900	30,511,280
		93,786,446
Trading Companies & Distributors - 3.3%
Kaman Corp.	736,407	37,210,646
MRC Global, Inc. (a)	1,752,000	36,003,600
Titan Machinery, Inc. (a)(e)	1,609,419	22,226,076
Watsco, Inc.	269,902	41,224,831
WESCO International, Inc. (a)	490,000	34,643,000
		171,308,153

TOTAL INDUSTRIALS		807,810,004

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.9%
NETGEAR, Inc. (a)	851,370	48,442,953
Electronic Equipment & Components - 4.3%
Cardtronics PLC	820,502	44,782,999
CDW Corp.	589,074	30,343,202
Jabil Circuit, Inc.	982,745	23,566,225
Orbotech Ltd. (a)	752,528	26,255,702
Tech Data Corp. (a)	586,696	50,197,710
Trimble, Inc. (a)	1,066,025	31,575,661
TTM Technologies, Inc. (a)	1,429,626	21,201,354
		227,922,853
IT Services - 5.8%
Blackhawk Network Holdings, Inc. (a)	661,246	23,606,482
Convergys Corp.	300,400	7,455,928
CSG Systems International, Inc.	176,400	8,537,760
EPAM Systems, Inc. (a)	451,560	29,062,402
Euronet Worldwide, Inc. (a)	573,947	41,048,689
ExlService Holdings, Inc. (a)	789,321	36,269,300
ManTech International Corp. Class A	1,025,497	39,932,853
Perficient, Inc. (a)	1,692,825	30,013,787
Science Applications International Corp.	616,472	50,193,150
WEX, Inc. (a)	339,500	38,815,035
		304,935,386
Semiconductors & Semiconductor Equipment - 2.7%
Integrated Device Technology, Inc. (a)	1,484,900	37,404,631
Monolithic Power Systems, Inc.	499,470	43,573,763
ON Semiconductor Corp. (a)	1,969,100	26,228,412
Qorvo, Inc. (a)	334,950	21,507,140
Semtech Corp. (a)	383,276	12,628,944
		141,342,890
Software - 2.8%
Paycom Software, Inc. (a)	828,248	38,298,188
Pegasystems, Inc.	1,092,326	42,382,249
RealPage, Inc. (a)	1,576,400	48,237,840
Tyler Technologies, Inc. (a)	135,510	19,787,170
		148,705,447
Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer, Inc. (a)	1,111,549	29,400,471

TOTAL INFORMATION TECHNOLOGY		900,750,000

MATERIALS - 4.7%
Chemicals - 1.9%
Chase Corp.	308,317	27,131,896
Innospec, Inc.	545,210	38,900,734
Trinseo SA	556,038	36,003,461
		102,036,091
Containers & Packaging - 1.4%
Avery Dennison Corp.	154,100	11,252,382
Berry Plastics Group, Inc. (a)	789,760	40,301,453
Silgan Holdings, Inc.	396,400	23,193,364
		74,747,199
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)	2,452,100	19,812,968
B2Gold Corp. (a)	3,474,500	10,546,993
Compass Minerals International, Inc.	189,400	15,833,840
Steel Dynamics, Inc.	768,500	25,982,985
		72,176,786

TOTAL MATERIALS		248,960,076

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Agree Realty Corp.	961,900	45,113,110
American Assets Trust, Inc.	1,057,400	45,394,182
CoreSite Realty Corp.	570,500	49,137,165
Cousins Properties, Inc.	5,859,920	49,809,320
Equity Lifestyle Properties, Inc.	402,400	29,753,456
Hudson Pacific Properties, Inc.	1,260,200	44,623,682
Mid-America Apartment Communities, Inc.	296,500	28,152,675
Ramco-Gershenson Properties Trust (SBI)	2,719,650	44,221,509
Store Capital Corp.	1,416,203	33,507,363
Urban Edge Properties	1,442,300	40,341,131
		410,053,593
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	298,100	12,460,580
UTILITIES - 2.9%
Electric Utilities - 1.3%
El Paso Electric Co.	372,080	17,078,472
IDACORP, Inc.	373,100	29,855,462
Portland General Electric Co.	505,232	22,033,168
		68,967,102
Gas Utilities - 1.6%
Atmos Energy Corp.	157,286	11,982,047
New Jersey Resources Corp.	351,100	13,236,470
South Jersey Industries, Inc.	303,500	10,015,500
Southwest Gas Holdings, Inc.	356,900	28,755,433
Spire, Inc.	323,500	21,027,500
		85,016,950

TOTAL UTILITIES		153,984,052

TOTAL COMMON STOCKS
(Cost $4,111,906,890)		5,188,934,572
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.52% 2/16/17 to 3/30/17 (f)
(Cost $3,177,970)	3,180,000	3,178,109
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.62% (g)	96,992,683	$97,012,082
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)	41,678,127	41,686,463
TOTAL MONEY MARKET FUNDS
(Cost $138,691,441)		138,698,545
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $4,253,776,301)		5,330,811,226
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(50,301,211)
NET ASSETS - 100%		$5,280,510,015

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
260 ICE Russell 2000 Index Contracts (United States)	March 2017	17,673,500	$105,673

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,903,918 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,225,898 or 0.0% of net assets.

 (e) Affiliated company

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $439,676.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ascendis Pharma A/S ADR	11/6/15 - 12/14/15	$13,797,508

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,798
Fidelity Securities Lending Cash Central Fund	261,503
Total	$603,301

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Curis, Inc.	$11,317,414	$--	$7,563,521	$--	$--
Genocea Biosciences, Inc.	7,337,437	--	162,729	--	7,805,322
Protagonist Therapeutics, Inc.	--	15,044,730	16,159,939	--	--
Titan Machinery, Inc.	18,041,587	--	--	--	22,226,076
WSFS Financial Corp.	71,444,603	1,265,753	28,574,349	242,139	--
Total	$108,141,041	$16,310,483	$52,460,538	$242,139	$30,031,398

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$606,878,176	$606,878,176	$--	$--
Consumer Staples	131,949,377	131,949,377	--	--
Energy	221,538,478	221,538,478	--	--
Financials	1,025,773,316	1,025,773,316	--	--
Health Care	668,776,920	668,776,920	--	--
Industrials	807,810,004	807,810,004	--	--
Information Technology	900,750,000	900,750,000	--	--
Materials	248,960,076	248,960,076	--	--
Real Estate	410,053,593	410,053,593	--	--
Telecommunication Services	12,460,580	12,460,580	--	--
Utilities	153,984,052	153,984,052	--	--
U.S. Government and Government Agency Obligations	3,178,109	--	3,178,109	--
Money Market Funds	138,698,545	138,698,545	--	--
Total Investments in Securities:	$5,330,811,226	$5,327,633,117	$3,178,109	$--
Derivative Instruments:
Assets
Futures Contracts	$105,673	$105,673	$--	$--
Total Assets	$105,673	$105,673	$--	$--
Total Derivative Instruments:	$105,673	$105,673	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$105,673	$0
Total Equity Risk	105,673	0
Total Value of Derivatives	$105,673	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Bermuda	2.7%
United Kingdom	1.7%
Germany	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,666,211) — See accompanying schedule: Unaffiliated issuers (cost $4,071,831,006)	$5,162,081,283
Fidelity Central Funds (cost $138,691,441)	138,698,545
Other affiliated issuers (cost $43,253,854)	30,031,398
Total Investments (cost $4,253,776,301)		$5,330,811,226
Cash		53,651
Receivable for investments sold		8,907,012
Receivable for fund shares sold		1,655,047
Dividends receivable		662,205
Distributions receivable from Fidelity Central Funds		75,737
Receivable for daily variation margin for derivative instruments		114,004
Prepaid expenses		8,618
Other receivables		94,162
Total assets		5,342,381,662
Liabilities
Payable for investments purchased	$14,175,954
Payable for fund shares redeemed	2,943,901
Accrued management fee	2,604,480
Other affiliated payables	410,429
Other payables and accrued expenses	64,611
Collateral on Securities Loaned	41,672,272
Total liabilities		61,871,647
Net Assets		$5,280,510,015
Net Assets consist of:
Paid in capital		$4,072,106,978
Distributions in excess of net investment income		(6,307,935)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		137,604,530
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,077,106,442
Net Assets		$5,280,510,015
Series Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($2,409,793,293 ÷ 171,009,289 shares)		$14.09
Class F:
Net Asset Value, offering price and redemption price per share ($2,870,716,722 ÷ 202,534,882 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends (including $242,139 earned from other affiliated issuers)		$27,789,797
Interest		448
Income from Fidelity Central Funds		603,301
Total income		28,393,546
Expenses
Management fee
Basic fee	$18,731,075
Performance adjustment	(1,939,795)
Transfer agent fees	1,963,685
Accounting and security lending fees	553,790
Custodian fees and expenses	35,621
Independent trustees' fees and expenses	11,192
Audit	33,901
Legal	10,783
Interest	975
Miscellaneous	20,082
Total expenses before reductions	19,421,309
Expense reductions	(100,816)	19,320,493
Net investment income (loss)		9,073,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,141,050
Fidelity Central Funds	62,015
Other affiliated issuers	16,316,211
Foreign currency transactions	(46,446)
Futures contracts	3,243,291
Total net realized gain (loss)		243,716,121
Change in net unrealized appreciation (depreciation) on: Investment securities	253,100,503
Assets and liabilities in foreign currencies	(6,794)
Futures contracts	(1,678,172)
Total change in net unrealized appreciation (depreciation)		251,415,537
Net gain (loss)		495,131,658
Net increase (decrease) in net assets resulting from operations		$504,204,711

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,073,053	$28,647,268
Net realized gain (loss)	243,716,121	(93,285,283)
Change in net unrealized appreciation (depreciation)	251,415,537	22,953,454
Net increase (decrease) in net assets resulting from operations	504,204,711	(41,684,561)
Distributions to shareholders from net investment income	(30,906,540)	(25,267,159)
Distributions to shareholders from net realized gain	(11,331,615)	(274,804,438)
Total distributions	(42,238,155)	(300,071,597)
Share transactions - net increase (decrease)	(537,328,317)	129,114,071
Total increase (decrease) in net assets	(75,361,761)	(212,642,087)
Net Assets
Beginning of period	5,355,871,776	5,568,513,863
End of period	$5,280,510,015	$5,355,871,776
Other Information
Undistributed net investment income end of period	$–	$15,525,552
Distributions in excess of net investment income end of period	$(6,307,935)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Small Cap Opportunities

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.94	$13.83	$12.96	$13.55	$10.93	$11.22
Income from Investment Operations
Net investment income (loss)A	.02	.06	.05	.02	.04	–B
Net realized and unrealized gain (loss)	1.23	(.22)	1.53	.77	3.20	(.17)
Total from investment operations	1.25	(.16)	1.58	.79	3.24	(.17)
Distributions from net investment income	(.07)	(.05)	(.04)	–B	(.05)	–B
Distributions from net realized gain	(.03)	(.68)	(.66)	(1.38)	(.57)	(.11)
Total distributions	(.10)	(.73)	(.71)C	(1.38)	(.62)	(.12)D
Net asset value, end of period	$14.09	$12.94	$13.83	$12.96	$13.55	$10.93
Total ReturnE,F	9.65%	(.94)%	12.66%	6.29%	30.91%	(1.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.85%	.77%	.82%	.98%	1.12%
Expenses net of fee waivers, if any	.81%I	.85%	.76%	.82%	.98%	1.12%
Expenses net of all reductions	.81%I	.84%	.76%	.82%	.96%	1.11%
Net investment income (loss)	.25%I	.46%	.41%	.19%	.30%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$2,409,793	$2,433,489	$2,647,013	$2,425,973	$1,602,664	$1,329,447
Portfolio turnover rateJ	48%I	58%	59%	90%K	77%	66%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.664 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.113 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Small Cap Opportunities Fund Class F

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.92	$13.04	$13.62	$10.99	$11.27
Income from Investment Operations
Net investment income (loss)A	.03	.08	.08	.05	.06	.03
Net realized and unrealized gain (loss)	1.24	(.23)	1.53	.77	3.21	(.18)
Total from investment operations	1.27	(.15)	1.61	.82	3.27	(.15)
Distributions from net investment income	(.09)	(.07)	(.07)	(.01)	(.07)	(.01)
Distributions from net realized gain	(.03)	(.68)	(.66)	(1.39)	(.57)	(.11)
Total distributions	(.12)	(.75)	(.73)	(1.40)	(.64)	(.13)B
Net asset value, end of period	$14.17	$13.02	$13.92	$13.04	$13.62	$10.99
Total ReturnC,D	9.77%	(.84)%	12.87%	6.52%	31.09%	(1.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.69%	.60%	.65%	.79%	.91%
Expenses net of fee waivers, if any	.65%G	.68%	.60%	.65%	.79%	.91%
Expenses net of all reductions	.65%G	.68%	.59%	.65%	.77%	.91%
Net investment income (loss)	.41%G	.63%	.58%	.36%	.49%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$2,870,717	$2,922,383	$2,921,501	$2,600,212	$1,351,926	$923,975
Portfolio turnover rateH	48%G	58%	59%	90%I	77%	66%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.113 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,201,088,728
Gross unrealized depreciation	(129,373,606)
Net unrealized appreciation (depreciation) on securities	$1,071,715,122
Tax cost	$4,259,096,104

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(54,677,976)
Long-term	(27,227,866)
Total capital loss carryforward	$(81,905,842)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,243,291 and a change in net unrealized appreciation (depreciation) of $(1,678,172) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,229,240,785 and $1,675,322,948, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Small Cap Opportunities	$1,963,685.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $53,338 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$20,149,000.58%		$975

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,776 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,312,700. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,503, including $19,579 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $76,459 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $386.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,971.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Series Small Cap Opportunities	$11,794,933	$9,533,676
Class F	19,111,607	15,733,483
Total	$30,906,540	$25,267,159
From net realized gain
Series Small Cap Opportunities	$5,126,926	$129,456,186
Class F	6,204,689	145,348,252
Total	$11,331,615	$274,804,438

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Series Small Cap Opportunities
Shares sold	7,764,336	21,652,402	$104,114,568	$258,866,910
Reinvestment of distributions	1,235,622	11,216,113	16,921,859	138,989,862
Shares redeemed	(26,089,278)	(36,188,248)	(353,885,203)	(445,277,816)
Net increase (decrease)	(17,089,320)	(3,319,733)	$(232,848,776)	$(47,421,044)
Class F
Shares sold	10,650,081	41,429,247	$142,673,106	$502,713,957
Reinvestment of distributions	1,845,956	12,929,264	25,316,296	161,081,735
Shares redeemed	(34,365,169)	(39,887,913)	(472,468,943)	(487,260,577)
Net increase (decrease)	(21,869,132)	14,470,598	$(304,479,541)	$176,535,115

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Series Small Cap Opportunities	.81%
Actual		$1,000.00	$1,096.50	$4.28
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class F	.65%
Actual		$1,000.00	$1,097.70	$3.44
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SMO-SANN-0317
1.839810.109

Fidelity® Blue Chip Value Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.3	4.7
Wells Fargo & Co.	4.5	3.6
Alphabet, Inc. Class A	4.0	3.9
JPMorgan Chase & Co.	3.7	3.9
Amgen, Inc.	3.3	2.5
U.S. Bancorp	3.0	2.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.6	4.0
Cigna Corp.	2.4	2.0
Apple, Inc.	2.4	2.8
The Travelers Companies, Inc.	2.3	2.3
	33.5

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.3	29.6
Information Technology	17.3	24.0
Health Care	14.3	15.3
Energy	9.7	6.1
Consumer Discretionary	9.0	9.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	94.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 26.2%

As of July 31, 2016*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 25.2%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Media - 7.8%
CBS Corp. Class B	116,300	$7,500,187
Discovery Communications, Inc. Class A (a)	109,300	3,098,655
Lions Gate Entertainment Corp. Class B (a)	156,777	4,200,056
Time Warner, Inc.	32,100	3,108,885
Twenty-First Century Fox, Inc. Class A	250,400	7,857,552
Viacom, Inc. Class B (non-vtg.)	156,700	6,603,338
		32,368,673
Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	50,700	4,756,167

TOTAL CONSUMER DISCRETIONARY		37,124,840

CONSUMER STAPLES - 3.9%
Beverages - 2.1%
C&C Group PLC	2,013,912	8,593,893
Food & Staples Retailing - 1.8%
CVS Health Corp.	96,800	7,628,808
Safeway, Inc.:
rights (a)	48,800	0
rights (a)	48,800	8,784
		7,637,592

TOTAL CONSUMER STAPLES		16,231,485

ENERGY - 9.7%
Energy Equipment & Services - 1.0%
BW Offshore Ltd. (a)(b)	1,426,739	4,151,495
Oil, Gas & Consumable Fuels - 8.7%
GasLog Partners LP	246,300	5,640,270
Golar LNG Partners LP	207,200	5,134,416
Teekay Corp. (b)	809,100	8,131,455
Teekay LNG Partners LP	433,300	7,886,060
Teekay Offshore Partners LP	1,592,900	9,254,749
		36,046,950

TOTAL ENERGY		40,198,445

FINANCIALS - 30.3%
Banks - 11.2%
JPMorgan Chase & Co.	181,916	15,395,551
U.S. Bancorp	234,597	12,351,532
Wells Fargo & Co.	330,698	18,628,218
		46,375,301
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	40,600	9,310,392
Consumer Finance - 3.2%
Capital One Financial Corp.	66,033	5,770,624
Discover Financial Services	108,300	7,503,024
		13,273,648
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class B (a)	133,200	21,863,449
Insurance - 8.4%
Allstate Corp.	106,100	7,979,781
Chubb Ltd.	65,500	8,612,595
Prudential PLC	437,417	8,476,599
The Travelers Companies, Inc.	80,600	9,493,068
		34,562,043

TOTAL FINANCIALS		125,384,833

HEALTH CARE - 14.3%
Biotechnology - 4.6%
Amgen, Inc.	86,400	13,537,152
Dyax Corp. rights 12/31/19 (a)	236,600	591,500
Shire PLC sponsored ADR	29,568	4,961,806
		19,090,458
Health Care Providers & Services - 5.7%
Anthem, Inc.	42,100	6,489,294
Cigna Corp.	68,700	10,045,314
McKesson Corp.	51,400	7,152,310
		23,686,918
Pharmaceuticals - 4.0%
Allergan PLC	26,200	5,734,918
Teva Pharmaceutical Industries Ltd. sponsored ADR	323,400	10,811,262
		16,546,180

TOTAL HEALTH CARE		59,323,556

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.7%
United Technologies Corp.	63,200	6,931,144
Machinery - 2.0%
Deere & Co.	76,700	8,210,735
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	87,900	3,891,333

TOTAL INDUSTRIALS		19,033,212

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	220,285	6,767,155
Electronic Equipment & Components - 1.6%
Dell Technologies, Inc. (a)	101,624	6,401,296
Internet Software & Services - 6.9%
Alphabet, Inc. Class A (a)	20,200	16,567,838
eBay, Inc. (a)	220,000	7,002,600
VeriSign, Inc. (a)(b)	63,400	5,085,314
		28,655,752
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	93,000	4,890,870
The Western Union Co.	360,900	7,066,422
		11,957,292
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	82,000	9,950,700
Samsung Electronics Co. Ltd.	4,459	7,639,232
		17,589,932

TOTAL INFORMATION TECHNOLOGY		71,371,427

MATERIALS - 1.8%
Chemicals - 1.8%
LyondellBasell Industries NV Class A	53,100	4,952,637
Valspar Corp.	23,800	2,633,946
		7,586,583
REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	242,800	7,371,408
UTILITIES - 1.8%
Electric Utilities - 1.8%
Exelon Corp.	205,900	7,387,692
TOTAL COMMON STOCKS
(Cost $349,933,895)		391,013,481

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.62% (c)	22,888,561	22,893,139
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	8,701,697	8,703,437
TOTAL MONEY MARKET FUNDS
(Cost $31,596,165)		31,596,576
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $381,530,060)		422,610,057
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(8,983,959)
NET ASSETS - 100%		$413,626,098

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,259
Fidelity Securities Lending Cash Central Fund	18,266
Total	$47,525

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,124,840	$37,124,840	$--	$--
Consumer Staples	16,231,485	16,222,701	--	8,784
Energy	40,198,445	40,198,445	--	--
Financials	125,384,833	116,908,234	8,476,599	--
Health Care	59,323,556	58,732,056	--	591,500
Industrials	19,033,212	19,033,212	--	--
Information Technology	71,371,427	71,371,427	--	--
Materials	7,586,583	7,586,583	--	--
Real Estate	7,371,408	7,371,408	--	--
Utilities	7,387,692	7,387,692	--	--
Money Market Funds	31,596,576	31,596,576	--	--
Total Investments in Securities:	$422,610,057	$413,533,174	$8,476,599	$600,284

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.8%
Marshall Islands	8.7%
Ireland	3.5%
Israel	2.6%
Netherlands	2.1%
Switzerland	2.1%
United Kingdom	2.1%
Korea (South)	1.9%
Bailiwick of Jersey	1.2%
Canada	1.0%
Bermuda	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,475,914) — See accompanying schedule: Unaffiliated issuers (cost $349,933,895)	$391,013,480
Fidelity Central Funds (cost $31,596,165)	31,596,577
Total Investments (cost $381,530,060)		$422,610,057
Receivable for investments sold		318,402
Receivable for fund shares sold		429,590
Dividends receivable		264,767
Distributions receivable from Fidelity Central Funds		16,276
Prepaid expenses		758
Other receivables		1,687
Total assets		423,641,537
Liabilities
Payable for fund shares redeemed	$1,014,090
Accrued management fee	180,357
Other affiliated payables	80,512
Other payables and accrued expenses	37,480
Collateral on Securities Loaned	8,703,000
Total liabilities		10,015,439
Net Assets		$413,626,098
Net Assets consist of:
Paid in capital		$437,857,240
Distributions in excess of net investment income		(84,664)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(65,230,825)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,084,347
Net Assets, for 23,266,314 shares outstanding		$413,626,098
Net Asset Value, offering price and redemption price per share ($413,626,098 ÷ 23,266,314 shares)		$17.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$3,635,160
Income from Fidelity Central Funds		47,525
Total income		3,682,685
Expenses
Management fee
Basic fee	$1,136,560
Performance adjustment	(124,259)
Transfer agent fees	415,347
Accounting and security lending fees	81,594
Custodian fees and expenses	11,087
Independent trustees' fees and expenses	888
Registration fees	10,017
Audit	34,326
Legal	1,951
Miscellaneous	1,814
Total expenses before reductions	1,569,325
Expense reductions	(8,981)	1,560,344
Net investment income (loss)		2,122,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,388,668
Fidelity Central Funds	3,426
Foreign currency transactions	(13,764)
Total net realized gain (loss)		11,378,330
Change in net unrealized appreciation (depreciation) on: Investment securities	28,865,913
Assets and liabilities in foreign currencies	4,061
Total change in net unrealized appreciation (depreciation)		28,869,974
Net gain (loss)		40,248,304
Net increase (decrease) in net assets resulting from operations		$42,370,645

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,122,341	$5,868,610
Net realized gain (loss)	11,378,330	(5,945,387)
Change in net unrealized appreciation (depreciation)	28,869,974	(7,336,330)
Net increase (decrease) in net assets resulting from operations	42,370,645	(7,413,107)
Distributions to shareholders from net investment income	(4,486,672)	(8,116,183)
Distributions to shareholders from net realized gain	–	(249,078)
Total distributions	(4,486,672)	(8,365,261)
Share transactions
Proceeds from sales of shares	27,196,011	207,887,799
Reinvestment of distributions	4,351,879	8,172,884
Cost of shares redeemed	(112,982,900)	(154,073,639)
Net increase (decrease) in net assets resulting from share transactions	(81,435,010)	61,987,044
Total increase (decrease) in net assets	(43,551,037)	46,208,676
Net Assets
Beginning of period	457,177,135	410,968,459
End of period	$413,626,098	$457,177,135
Other Information
Undistributed net investment income end of period	$–	$2,279,667
Distributions in excess of net investment income end of period	$(84,664)	$–
Shares
Sold	1,601,740	13,194,488
Issued in reinvestment of distributions	258,721	527,295
Redeemed	(6,830,278)	(9,825,183)
Net increase (decrease)	(4,969,817)	3,896,600

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Blue Chip Value Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.19	$16.88	$15.22	$13.32	$10.26	$10.86
Income from Investment Operations
Net investment income (loss)A	.09	.19	.35B	.18	.18	.18
Net realized and unrealized gain (loss)	1.68	(.59)	1.54	1.81	3.17	(.62)
Total from investment operations	1.77	(.40)	1.89	1.99	3.35	(.44)
Distributions from net investment income	(.18)	(.28)	(.23)	(.09)	(.29)	(.16)
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	(.18)	(.29)	(.23)	(.09)	(.29)	(.16)
Net asset value, end of period	$17.78	$16.19	$16.88	$15.22	$13.32	$10.26
Total ReturnC,D	11.00%	(2.31)%	12.52%	14.99%	33.33%	(3.95)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.88%	.82%	.66%	.64%	.77%
Expenses net of fee waivers, if any	.75%G	.88%	.82%	.66%	.64%	.77%
Expenses net of all reductions	.75%G	.88%	.82%	.66%	.62%	.76%
Net investment income (loss)	1.02%G	1.23%	2.15%B	1.28%	1.58%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$413,626	$457,177	$410,968	$329,826	$281,860	$238,132
Portfolio turnover rateH,I	34%G	54%	138%	102%I	88%	102%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$59,753,750
Gross unrealized depreciation	(21,821,670)
Net unrealized appreciation (depreciation) on securities	$37,932,080
Tax cost	$384,677,977

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(12,454,068)
2018	(55,500,128)
Total with expiration	$(67,954,196)
No expiration
Long-term	$(5,362,711)
Total no expiration	$(5,362,711)
Total capital loss carryforward	$(73,316,907)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $69,252,961 and $171,759,421, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,737 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $693 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,266. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,155 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,826.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.75%	$1,000.00	$1,110.00	$3.99
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

BCV-SANN-0317
1.789715.114

Fidelity® Leveraged Company Stock Fund Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Ltd.	2.5	0.0
HCA Holdings, Inc.	2.5	1.2
NXP Semiconductors NV	2.3	3.1
Newell Brands, Inc.	2.1	2.0
LyondellBasell Industries NV Class A	2.1	7.8
Facebook, Inc. Class A	2.1	0.0
Skyworks Solutions, Inc.	2.1	0.0
Qorvo, Inc.	2.0	0.0
Alphabet, Inc. Class A	2.0	0.0
Cinemark Holdings, Inc.	2.0	2.0
	21.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.6	23.8
Information Technology	23.6	8.5
Financials	9.5	12.1
Energy	9.3	6.3
Industrials	8.7	9.6

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	97.7%
Bonds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 17.2%

As of July 31, 2016*
Stocks	96.1%
Bonds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 15.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.6%
Auto Components - 2.9%
Adient PLC (a)	197,600	$12,546
Delphi Automotive PLC	220,900	15,476
Lear Corp.	144,200	20,489
Tenneco, Inc.	674,800	45,515
		94,026
Automobiles - 1.2%
General Motors Co.	1,080,107	39,543
Diversified Consumer Services - 0.5%
Service Corp. International	516,227	15,038
Hotels, Restaurants & Leisure - 5.1%
Cedar Fair LP (depositary unit)	174,097	10,886
Dave & Buster's Entertainment, Inc. (a)	235,000	12,798
Extended Stay America, Inc. unit	1,186,000	19,225
International Game Technology PLC	647,000	17,087
Las Vegas Sands Corp.	304,700	16,021
Marriott International, Inc. Class A	318,000	26,903
Melco Crown Entertainment Ltd. sponsored ADR	931,500	15,686
Red Rock Resorts, Inc. (b)	5,847	137
U.S. Foods Holding Corp.	403,234	10,968
Wyndham Worldwide Corp.	200,300	15,836
Yum! Brands, Inc.	252,800	16,566
		162,113
Household Durables - 3.6%
CalAtlantic Group, Inc.	375,300	13,087
Newell Brands, Inc.	1,455,347	68,882
Toll Brothers, Inc. (a)	513,000	16,088
Whirlpool Corp.	102,200	17,874
		115,931
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	39,700	32,692
Expedia, Inc.	155,000	18,846
Priceline Group, Inc. (a)	11,400	17,956
		69,494
Media - 10.3%
Altice NV Class A (a)(c)	2,261,774	49,515
Charter Communications, Inc. Class A (a)	112,600	36,477
Cinemark Holdings, Inc.	1,535,345	65,252
Comcast Corp. Class A	464,334	35,020
DISH Network Corp. Class A (a)	677,700	40,100
Gray Television, Inc. (a)	1,869,664	22,156
Naspers Ltd. Class N	101,500	16,170
Nexstar Broadcasting Group, Inc. Class A (c)	380,698	24,898
Sinclair Broadcast Group, Inc. Class A	1,159,800	39,143
		328,731
Specialty Retail - 1.8%
Foot Locker, Inc.	374,100	25,641
Home Depot, Inc.	236,400	32,524
		58,165

TOTAL CONSUMER DISCRETIONARY		883,041

CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	123,900	18,555
Monster Beverage Corp. (a)	383,400	16,333
		34,888
Food Products - 1.1%
Darling International, Inc. (a)	1,145,283	13,743
JBS SA	6,186,600	23,363
		37,106
Personal Products - 0.6%
Revlon, Inc. (a)	553,261	18,507

TOTAL CONSUMER STAPLES		90,501

ENERGY - 8.6%
Energy Equipment & Services - 0.1%
SAExploration Holdings, Inc. (b)	419,175	2,691
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	395,300	27,485
Apache Corp.	276,600	16,546
Carrizo Oil & Gas, Inc. (a)	462,200	16,343
Cheniere Energy, Inc. (a)	359,600	17,135
Diamondback Energy, Inc. (a)	251,800	26,482
Hess Corp.	490,610	26,581
Parsley Energy, Inc. Class A (a)	447,800	15,772
QEP Resources, Inc. (a)	901,000	15,713
Range Resources Corp.	465,400	15,051
Rice Energy, Inc. (a)	1,332,400	26,421
RSP Permian, Inc. (a)	382,600	16,283
Southwestern Energy Co. (a)	2,962,400	26,691
Teekay Corp. (c)	917,300	9,219
Whiting Petroleum Corp. (a)	1,439,895	15,968
		271,690

TOTAL ENERGY		274,381

FINANCIALS - 9.5%
Banks - 7.9%
Bank of America Corp.	2,202,799	49,871
CIT Group, Inc.	558,010	22,984
Citigroup, Inc.	711,047	39,698
Huntington Bancshares, Inc.	3,064,280	41,460
Regions Financial Corp.	2,229,380	32,125
SunTrust Banks, Inc.	539,500	30,654
Wells Fargo & Co.	662,300	37,307
		254,099
Capital Markets - 0.5%
MSCI, Inc.	201,400	16,666
Consumer Finance - 1.1%
OneMain Holdings, Inc. (a)	1,547,200	34,626

TOTAL FINANCIALS		305,391

HEALTH CARE - 8.0%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	255,000	33,323
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	1,078,556	25,950
Health Care Providers & Services - 3.8%
Envision Healthcare Corp. (a)	369,400	25,119
HCA Holdings, Inc. (a)	976,579	78,400
Tenet Healthcare Corp. (a)	952,100	16,747
		120,266
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	267,000	15,644
Pharmaceuticals - 1.9%
Allergan PLC	274,800	60,151
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	773
		60,924

TOTAL HEALTH CARE		256,107

INDUSTRIALS - 8.7%
Aerospace & Defense - 0.4%
TransDigm Group, Inc.	57,500	12,443
Airlines - 2.4%
Air Canada (a)	3,078,300	31,629
American Airlines Group, Inc.	383,980	16,991
Delta Air Lines, Inc.	600,801	28,382
		77,002
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	278,100	15,332
Masco Corp.	475,400	15,664
		30,996
Electrical Equipment - 0.2%
Regal Beloit Corp.	81,558	5,921
Machinery - 2.3%
Allison Transmission Holdings, Inc.	964,400	33,735
Ingersoll-Rand PLC	505,200	40,088
		73,823
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	8
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	767,000	33,955
HD Supply Holdings, Inc. (a)	405,700	17,161
United Rentals, Inc. (a)	215,600	27,276
		78,392

TOTAL INDUSTRIALS		278,585

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	805,400	30,460
Electronic Equipment & Components - 2.1%
Belden, Inc.	457,857	35,012
CDW Corp.	607,700	31,303
		66,315
Internet Software & Services - 4.1%
Alphabet, Inc. Class A (a)	79,700	65,369
Facebook, Inc. Class A (a)	518,800	67,610
		132,979
IT Services - 1.6%
First Data Corp. Class A (a)	1,682,200	25,805
Global Payments, Inc.	337,500	26,082
		51,887
Semiconductors & Semiconductor Equipment - 12.2%
Broadcom Ltd.	399,400	79,683
Lam Research Corp.	174,900	20,089
Microsemi Corp. (a)	756,100	40,187
NXP Semiconductors NV (a)	736,164	72,034
ON Semiconductor Corp. (a)	1,903,200	25,351
Qorvo, Inc. (a)	1,019,600	65,469
Qualcomm, Inc.	376,900	20,138
Skyworks Solutions, Inc.	730,900	67,053
		390,004
Software - 2.6%
Adobe Systems, Inc. (a)	154,800	17,551
Citrix Systems, Inc. (a)	183,599	16,742
Electronic Arts, Inc. (a)	414,400	34,573
TiVo Corp. (a)	791,800	14,965
		83,831

TOTAL INFORMATION TECHNOLOGY		755,476

MATERIALS - 6.8%
Chemicals - 4.3%
Ingevity Corp. (a)	431,788	24,003
LyondellBasell Industries NV Class A	737,355	68,773
Olin Corp.	484,000	12,686
Phosphate Holdings, Inc. (a)	307,500	1
Platform Specialty Products Corp. (a)(c)	1,651,706	20,052
The Scotts Miracle-Gro Co. Class A	130,900	12,039
		137,554
Containers & Packaging - 1.7%
Berry Plastics Group, Inc. (a)	368,300	18,794
Graphic Packaging Holding Co.	1,728,900	21,629
WestRock Co.	298,828	15,945
		56,368
Metals & Mining - 0.8%
Freeport-McMoRan, Inc. (a)	1,514,400	25,215
Ormet Corp. (a)(d)	1,075,000	0
		25,215

TOTAL MATERIALS		219,137

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	814,200	50,700
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (a)	1,194,300	14,093
Dynegy, Inc. (a)	273,413	2,611
		16,704
TOTAL COMMON STOCKS
(Cost $2,532,274)		3,130,023
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Denbury Resources, Inc.:
5.5% 5/1/22	16,967	14,549
6.375% 8/15/21	5,075	4,644
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	3,100	2,744
TOTAL NONCONVERTIBLE BONDS
(Cost $17,719)		21,937
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (e)	48,424,993	48,435
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	30,242,436	30,248
TOTAL MONEY MARKET FUNDS
(Cost $78,673)		78,683
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,628,666)		3,230,643
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(26,238)
NET ASSETS - 100%		$3,204,405

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,572,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$287
Fidelity Securities Lending Cash Central Fund	129
Total	$416

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ormet Corp.	$0	--	--	--	$0
Total	$0	--	--	--	$0

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$883,041	$866,871	$16,170	$--
Consumer Staples	90,501	90,501	--	--
Energy	274,381	274,381	--	--
Financials	305,391	305,391	--	--
Health Care	256,107	256,107	--	--
Industrials	278,585	278,585	--	--
Information Technology	755,476	755,476	--	--
Materials	219,137	219,137	--	--
Telecommunication Services	50,700	50,700	--	--
Utilities	16,704	16,704	--	--
Corporate Bonds	21,937	--	21,937	--
Money Market Funds	78,683	78,683	--	--
Total Investments in Securities:	$3,230,643	$3,192,536	$38,107	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
Netherlands	7.1%
Ireland	3.5%
Singapore	2.5%
Canada	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,535) — See accompanying schedule: Unaffiliated issuers (cost $2,529,437)	$3,151,960
Fidelity Central Funds (cost $78,673)	78,683
Other affiliated issuers (cost $20,556)	0
Total Investments (cost $2,628,666)		$3,230,643
Receivable for investments sold		48,467
Receivable for fund shares sold		704
Dividends receivable		1,679
Interest receivable		470
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		6
Other receivables		200
Total assets		3,282,214
Liabilities
Payable for investments purchased	$39,071
Payable for fund shares redeemed	6,372
Accrued management fee	1,599
Other affiliated payables	466
Other payables and accrued expenses	53
Collateral on Securities Loaned	30,248
Total liabilities		77,809
Net Assets		$3,204,405
Net Assets consist of:
Paid in capital		$2,276,103
Undistributed net investment income		1,173
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		325,149
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		601,980
Net Assets		$3,204,405
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,675,794 ÷ 77,223 shares)		$34.65
Class K:
Net Asset Value, offering price and redemption price per share ($528,611 ÷ 15,228 shares)		$34.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$23,350
Interest		1,495
Income from Fidelity Central Funds		416
Total income		25,261
Expenses
Management fee	$9,780
Transfer agent fees	2,376
Accounting and security lending fees	483
Custodian fees and expenses	31
Independent trustees' fees and expenses	7
Registration fees	31
Audit	37
Legal	10
Miscellaneous	14
Total expenses before reductions	12,769
Expense reductions	(378)	12,391
Net investment income (loss)		12,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	856,074
Fidelity Central Funds	5
Foreign currency transactions	(168)
Total net realized gain (loss)		855,911
Change in net unrealized appreciation (depreciation) on: Investment securities	(583,105)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(583,102)
Net gain (loss)		272,809
Net increase (decrease) in net assets resulting from operations		$285,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,870	$40,207
Net realized gain (loss)	855,911	291,008
Change in net unrealized appreciation (depreciation)	(583,102)	(703,593)
Net increase (decrease) in net assets resulting from operations	285,679	(372,378)
Distributions to shareholders from net investment income	(31,094)	(39,813)
Distributions to shareholders from net realized gain	(719,647)	(240,243)
Total distributions	(750,741)	(280,056)
Share transactions - net increase (decrease)	234,698	(659,264)
Redemption fees	26	156
Total increase (decrease) in net assets	(230,338)	(1,311,542)
Net Assets
Beginning of period	3,434,743	4,746,285
End of period	$3,204,405	$3,434,743
Other Information
Undistributed net investment income end of period	$1,173	$19,397

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.68	$46.90	$45.82	$39.44	$28.22	$28.85
Income from Investment Operations
Net investment income (loss)A	.14	.41	.41	.34	.42B	.16
Net realized and unrealized gain (loss)	2.98	(3.77)	1.01	6.31	10.92	(.50)
Total from investment operations	3.12	(3.36)	1.42	6.65	11.34	(.34)
Distributions from net investment income	(.37)	(.40)	(.34)	(.27)	(.12)	(.29)
Distributions from net realized gain	(8.78)	(2.46)	–	–	–	–
Total distributions	(9.15)	(2.86)	(.34)	(.27)	(.12)	(.29)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$34.65	$40.68	$46.90	$45.82	$39.44	$28.22
Total ReturnD,E	9.25%	(7.23)%	3.12%	16.96%	40.31%	(1.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.79%	.79%	.82%	.86%
Expenses net of fee waivers, if any	.80%H	.80%	.78%	.79%	.82%	.86%
Expenses net of all reductions	.78%H	.80%	.78%	.79%	.82%	.85%
Net investment income (loss)	.77%H	1.03%	.87%	.81%	1.25%B	.60%
Supplemental Data
Net assets, end of period (in millions)	$2,676	$2,861	$3,755	$4,207	$4,227	$3,009
Portfolio turnover rateI	143%H	9%	4%	10%	21%	29%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.76	$47.00	$45.91	$39.52	$28.26	$28.86
Income from Investment Operations
Net investment income (loss)A	.17	.46	.46	.40	.47B	.20
Net realized and unrealized gain (loss)	2.98	(3.79)	1.03	6.31	10.93	(.49)
Total from investment operations	3.15	(3.33)	1.49	6.71	11.40	(.29)
Distributions from net investment income	(.42)	(.45)	(.40)	(.32)	(.14)	(.31)
Distributions from net realized gain	(8.78)	(2.46)	–	–	–	–
Total distributions	(9.20)	(2.91)	(.40)	(.32)	(.14)	(.31)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$34.71	$40.76	$47.00	$45.91	$39.52	$28.26
Total ReturnD,E	9.32%	(7.14)%	3.26%	17.10%	40.47%	(.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.67%	.67%	.69%	.69%
Expenses net of fee waivers, if any	.68%H	.68%	.67%	.67%	.69%	.69%
Expenses net of all reductions	.66%H	.68%	.67%	.67%	.68%	.69%
Net investment income (loss)	.88%H	1.15%	.99%	.92%	1.39%B	.76%
Supplemental Data
Net assets, end of period (in millions)	$529	$573	$991	$1,173	$1,053	$600
Portfolio turnover rateI	143%H	9%	4%	10%	21%	29%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$743,770
Gross unrealized depreciation	(141,866)
Net unrealized appreciation (depreciation) on securities	$601,904
Tax cost	$2,628,739

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,245,178 and $2,691,398, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$2,249.16
Class K	127.05
	$2,376

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $76 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $129, including $5 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $362 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Leveraged Company Stock	$25,432	$31,472
Class K	5,662	8,341
Total	$31,094	$39,813
From net realized gain
Leveraged Company Stock	$601,482	$194,477
Class K	118,165	45,766
Total	$719,647	$240,243

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Leveraged Company Stock
Shares sold	1,228	3,277	$45,241	$130,866
Reinvestment of distributions	17,338	5,086	589,414	212,362
Shares redeemed	(11,689)	(18,084)	(431,763)	(716,560)
Net increase (decrease)	6,877	(9,721)	$202,892	$(373,332)
Class K
Shares sold	724	2,482	$26,543	$96,640
Reinvestment of distributions	3,634	1,294	123,827	54,107
Shares redeemed	(3,195)	(10,794)	(118,564)	(436,679)
Net increase (decrease)	1,163	(7,018)	$31,806	$(285,932)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Leveraged Company Stock	.80%
Actual		$1,000.00	$1,092.50	$4.22
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class K	.68%
Actual		$1,000.00	$1,093.20	$3.59
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Growth & Income Portfolio Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.(a)	3.5	3.3
JPMorgan Chase & Co.(a)	3.5	3.5
Apple, Inc.(a)	3.2	2.7
Bank of America Corp.(a)	3.2	2.7
General Electric Co.	2.6	3.0
Citigroup, Inc.(a)	2.5	2.3
Comcast Corp. Class A(a)	2.0	1.8
Chevron Corp.	1.9	2.3
Procter & Gamble Co.	1.7	1.8
Alphabet, Inc. Class A	1.7	1.7
	25.8

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	21.2
Information Technology	16.8	20.7
Energy	13.0	12.0
Health Care	12.7	14.2
Industrials	11.9	12.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *,**
Stocks	96.9%
Convertible Securities	1.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 9.7%

 ** Written options - (0.1)%

As of July 31, 2016 *,**
Stocks	98.4%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.7%

 ** Written options - (0.1)%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
Gentex Corp.		332,100	$6,938
Automobiles - 0.1%
General Motors Co.		170,100	6,227
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		37,800	2,364
Dunkin' Brands Group, Inc.		133,600	6,930
Las Vegas Sands Corp.		161,800	8,507
Wingstop, Inc.		125,500	3,573
Yum! Brands, Inc.		51,444	3,371
			24,745
Leisure Products - 0.1%
NJOY, Inc. (a)(b)		671,364	0
Polaris Industries, Inc. (c)		119,400	10,038
			10,038
Media - 5.1%
AMC Networks, Inc. Class A (a)		69,000	3,957
Comcast Corp. Class A (d)		1,914,900	144,422
Scripps Networks Interactive, Inc. Class A		479,089	36,487
Sinclair Broadcast Group, Inc. Class A		383,661	12,949
The Walt Disney Co.		291,100	32,210
Time Warner, Inc. (d)		1,006,417	97,471
Viacom, Inc. Class B (non-vtg.)		731,200	30,813
			358,309
Multiline Retail - 1.0%
Dollar General Corp.		48,900	3,610
Target Corp.		1,017,675	65,620
			69,230
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.		60,500	2,441
Foot Locker, Inc.		235,700	16,155
L Brands, Inc.		294,500	17,732
Lowe's Companies, Inc.		808,579	59,091
TJX Companies, Inc.		98,000	7,342
			102,761
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.		47,100	4,165
VF Corp.		76,500	3,938
			8,103

TOTAL CONSUMER DISCRETIONARY			586,351

CONSUMER STAPLES - 7.1%
Beverages - 2.5%
Coca-Cola European Partners PLC		61,200	2,113
Cott Corp.		125,500	1,332
Diageo PLC		855,326	23,759
Dr. Pepper Snapple Group, Inc.		138,800	12,659
Molson Coors Brewing Co. Class B		393,100	37,942
PepsiCo, Inc.		167,614	17,395
The Coca-Cola Co.		1,880,803	78,185
			173,385
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (d)		103,800	17,018
CVS Health Corp.		693,704	54,671
Kroger Co.		696,000	23,636
Whole Foods Market, Inc.		95,900	2,898
			98,223
Food Products - 0.6%
B&G Foods, Inc. Class A		220,300	9,770
Hostess Brands, Inc. Class A (a)		622,200	8,891
Mead Johnson Nutrition Co. Class A		297,000	20,927
			39,588
Household Products - 1.7%
Procter & Gamble Co.		1,383,915	121,231
Personal Products - 0.1%
Edgewell Personal Care Co. (a)		99,800	7,868
Tobacco - 0.8%
Altria Group, Inc.		553,600	39,405
Reynolds American, Inc.		301,400	18,123
			57,528

TOTAL CONSUMER STAPLES			497,823

ENERGY - 12.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.		326,500	20,596
National Oilwell Varco, Inc.		644,400	24,365
Oceaneering International, Inc.		654,000	18,214
Schlumberger Ltd.		85,832	7,185
			70,360
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.		229,700	15,971
Apache Corp.		1,126,868	67,409
Cabot Oil & Gas Corp.		697,200	14,976
Cenovus Energy, Inc.		2,563,400	34,986
Chevron Corp.		1,181,596	131,571
ConocoPhillips Co.		2,382,200	116,156
Golar LNG Ltd.		588,500	15,219
Imperial Oil Ltd.		1,470,300	48,338
Kinder Morgan, Inc. (d)		3,220,500	71,946
Legacy Reserves LP (a)		1,099,168	2,583
MPLX LP		84,947	3,215
Plains All American Pipeline LP		43,100	1,353
PrairieSky Royalty Ltd.		681,073	15,964
Suncor Energy, Inc.		3,598,550	111,614
Teekay LNG Partners LP		477,300	8,687
The Williams Companies, Inc.		3,572,272	103,024
Williams Partners LP		1,485,985	60,985
			823,997

TOTAL ENERGY			894,357

FINANCIALS - 22.7%
Banks - 15.4%
Bank of America Corp. (d)		9,834,156	222,645
Citigroup, Inc. (d)		3,213,030	179,383
Comerica, Inc.		418,800	28,282
Cullen/Frost Bankers, Inc.		35,900	3,209
JPMorgan Chase & Co. (d)		2,883,092	243,996
Lloyds Banking Group PLC		1,623,900	1,332
M&T Bank Corp.		264,700	43,032
PNC Financial Services Group, Inc.		461,554	55,599
Regions Financial Corp. (d)		2,674,900	38,545
SunTrust Banks, Inc.		1,334,866	75,847
U.S. Bancorp		1,487,273	78,305
Wells Fargo & Co.		2,115,441	119,163
			1,089,338
Capital Markets - 6.5%
Apollo Global Management LLC Class A		618,000	13,126
CBOE Holdings, Inc.		263,500	20,980
Charles Schwab Corp.		1,062,643	43,823
Federated Investors, Inc. Class B (non-vtg.)		60,100	1,563
Goldman Sachs Group, Inc.		41,400	9,494
KKR & Co. LP		2,349,043	40,779
Morgan Stanley		1,173,397	49,858
Northern Trust Corp.		831,164	68,953
Oaktree Capital Group LLC Class A		271,200	11,445
S&P Global, Inc.		191,200	22,978
State Street Corp.		1,535,227	116,984
The Blackstone Group LP		1,862,900	57,061
			457,044
Insurance - 0.5%
Marsh & McLennan Companies, Inc.		368,407	25,059
MetLife, Inc.		136,839	7,445
Principal Financial Group, Inc.		37,313	2,130
			34,634
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)		79,277	844
Radian Group, Inc.		1,063,668	19,571
			20,415

TOTAL FINANCIALS			1,601,431

HEALTH CARE - 11.8%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)		257,100	33,598
Amgen, Inc.		305,303	47,835
Biogen, Inc. (a)		116,600	32,326
Gilead Sciences, Inc.		392,100	28,408
Grifols SA		201,100	4,303
Intercept Pharmaceuticals, Inc. (a)		45,126	4,953
Shire PLC sponsored ADR		110,200	18,493
Vertex Pharmaceuticals, Inc. (a)		94,800	8,140
			178,056
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories		577,504	24,122
Becton, Dickinson & Co.		22,100	3,918
Boston Scientific Corp. (a)		148,600	3,575
Medtronic PLC		869,230	66,079
Meridian Bioscience, Inc.		131,100	1,717
Zimmer Biomet Holdings, Inc.		256,610	30,365
			129,776
Health Care Providers & Services - 1.7%
Anthem, Inc.		211,400	32,585
Cigna Corp.		257,800	37,696
McKesson Corp.		263,887	36,720
Patterson Companies, Inc. (c)		344,670	14,342
			121,343
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.		624,900	30,601
Pharmaceuticals - 5.2%
Allergan PLC		38,900	8,515
AstraZeneca PLC sponsored ADR		643,200	17,514
Bayer AG		46,300	5,143
Bristol-Myers Squibb Co.		874,400	42,986
GlaxoSmithKline PLC sponsored ADR		2,460,222	96,711
Innoviva, Inc. (a)		273,800	2,902
Johnson & Johnson		1,008,869	114,254
Novartis AG sponsored ADR		27,544	2,036
Sanofi SA		250,497	20,134
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,737,620	58,089
			368,284

TOTAL HEALTH CARE			828,060

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.		103,900	18,814
Meggitt PLC		245,568	1,291
Rolls-Royce Holdings PLC		1,190,900	10,031
The Boeing Co. (d)		345,689	56,492
United Technologies Corp.		629,482	69,035
			155,663
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.		309,800	23,563
Expeditors International of Washington, Inc.		249,300	12,984
United Parcel Service, Inc. Class B (d)		552,804	60,328
			96,875
Airlines - 0.2%
Copa Holdings SA Class A		118,654	11,568
Commercial Services & Supplies - 0.1%
Aggreko PLC		125,100	1,585
KAR Auction Services, Inc.		186,900	8,513
			10,098
Construction & Engineering - 0.1%
Fluor Corp.		137,500	7,631
Electrical Equipment - 0.6%
Acuity Brands, Inc.		28,200	5,844
AMETEK, Inc.		324,800	16,597
Hubbell, Inc. Class B		198,639	24,250
			46,691
Industrial Conglomerates - 2.6%
General Electric Co.		6,121,380	181,805
Machinery - 1.1%
Burckhardt Compression Holding AG (c)		12,950	3,818
Caterpillar, Inc.		3,500	335
Deere & Co. (d)		173,100	18,530
Donaldson Co., Inc.		244,600	10,334
Flowserve Corp.		547,000	26,891
IMI PLC		78,200	1,147
Wabtec Corp.		167,200	14,486
			75,541
Professional Services - 0.4%
Intertrust NV		211,200	3,934
Nielsen Holdings PLC		294,100	12,032
Robert Half International, Inc.		214,900	10,113
			26,079
Road & Rail - 2.4%
CSX Corp. (d)		1,400,220	64,956
J.B. Hunt Transport Services, Inc. (d)		527,340	52,249
Norfolk Southern Corp.		272,199	31,972
Union Pacific Corp.		187,900	20,026
			169,203
Trading Companies & Distributors - 0.6%
Fastenal Co.		171,300	8,510
Howden Joinery Group PLC		106,700	507
W.W. Grainger, Inc. (c)		31,900	8,057
Watsco, Inc.		163,992	25,048
			42,122

TOTAL INDUSTRIALS			823,276

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.		3,517,652	108,062
Electronic Equipment & Components - 0.0%
Philips Lighting NV		55,800	1,435
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A (a)		147,107	120,656
Class C (a)		118,336	94,289
			214,945
IT Services - 3.4%
First Data Corp. Class A (a)		593,810	9,109
MasterCard, Inc. Class A (d)		494,200	52,548
Paychex, Inc.		1,053,552	63,519
Sabre Corp.		523,500	12,826
Unisys Corp. (a)		1,179,347	15,155
Visa, Inc. Class A		1,054,784	87,241
			240,398
Semiconductors & Semiconductor Equipment - 1.5%
Qualcomm, Inc.		1,968,946	105,201
Software - 3.7%
Microsoft Corp. (d)		3,819,199	246,911
Oracle Corp.		181,253	7,270
SS&C Technologies Holdings, Inc.		307,000	9,864
			264,045
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. (d)		1,857,494	225,407
Western Digital Corp.		319,200	25,450
			250,857

TOTAL INFORMATION TECHNOLOGY			1,184,943

MATERIALS - 3.1%
Chemicals - 2.6%
CF Industries Holdings, Inc.		613,400	21,647
E.I. du Pont de Nemours & Co.		240,746	18,176
Johnson Matthey PLC		16,600	679
LyondellBasell Industries NV Class A		380,600	35,499
Monsanto Co.		466,115	50,485
Olin Corp.		95,000	2,490
Potash Corp. of Saskatchewan, Inc.		1,776,000	33,043
PPG Industries, Inc.		35,400	3,540
W.R. Grace & Co.		231,100	16,024
			181,583
Containers & Packaging - 0.5%
Ball Corp.		65,300	4,980
Graphic Packaging Holding Co.		45,800	573
Packaging Corp. of America		48,300	4,452
WestRock Co.		433,000	23,105
			33,110

TOTAL MATERIALS			214,693

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.		94,800	9,812
Crown Castle International Corp.		275,000	24,153
First Potomac Realty Trust		55,018	563
Omega Healthcare Investors, Inc.		123,500	3,961
Public Storage		70,700	15,201
Sabra Health Care REIT, Inc.		183,900	4,671
			58,361
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.		1,485,574	72,808
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.		1,776,700	63,748
Multi-Utilities - 0.0%
Sempra Energy		400	41

TOTAL UTILITIES			63,789

TOTAL COMMON STOCKS
(Cost $5,862,300)			6,825,892

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00% (a)		178,573	56,072
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		185,300	12,104
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)		41,300	2,775

TOTAL CONVERTIBLE PREFERRED STOCKS			70,951

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		159,385,280	201
TOTAL PREFERRED STOCKS
(Cost $64,847)			71,152
		Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (b)(f)		3,768	2,387
9.5% 4/15/19 pay-in-kind		5,075	2,709
			5,096
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (g)	EUR	6,700	8,109
TOTAL CONVERTIBLE BONDS
(Cost $16,000)			13,205
		Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit(b)(h)
(Cost $12,035)		12,034,966	12,035

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (i)		151,922,371	151,953
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)		19,519,041	19,523
TOTAL MONEY MARKET FUNDS
(Cost $171,477)			171,476
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $6,126,659)			7,093,760
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(45,939)
NET ASSETS - 100%			$7,047,821

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apple, Inc.	3/17/17 - $125.00	1,860	$257	$(273)
Apple, Inc.	4/21/17 - $130.00	1,860	186	(179)
Bank of America Corp.	4/21/17 - $26.00	9,796	235	(147)
Citigroup, Inc.	2/17/17 - $60.00	1,689	201	(17)
Comcast Corp. Class A	4/21/17 - $77.50	2,789	248	(383)
Costco Wholesale Corp.	4/21/17 - $170.00	223	63	(56)
CSX Corp.	5/19/17 - $52.50	1,375	190	(156)
CSX Corp.	5/19/17 - $55.00	2,080	177	(149)
Deere & Co.	3/17/17 - $110.00	1,724	483	(415)
J.B. Hunt Transport Services, Inc.	2/17/17 - $105.00	521	42	(8)
JPMorgan Chase & Co.	2/17/17 - $85.00	3,310	385	(404)
JPMorgan Chase & Co.	3/17/17 - $95.00	2,680	123	(28)
Kinder Morgan, Inc.	3/17/17 - $24.00	6,437	148	(132)
MasterCard, Inc. Class A	4/21/17 - $115.00	483	79	(25)
Microsoft Corp.	4/21/17 - $70.00	5,719	200	(149)
Regions Financial Corp.	2/17/17 - $13.00	6,552	227	(949)
Regions Financial Corp.	2/17/17 - $16.00	3,424	58	(7)
The Boeing Co.	3/17/17 - $170.00	524	51	(64)
Time Warner, Inc.	4/21/17 - $97.50	2,005	411	(480)
Time Warner, Inc.	4/21/17 - $100.00	1,486	163	(217)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	911	129	(85)
United Parcel Service, Inc. Class B	4/21/17 - $120.00	483	57	(11)
TOTAL WRITTEN OPTIONS			$4,113	$(4,334)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,422,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $295,541,000.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,109,000 or 0.1% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 1/6/17	$3,768
NJOY, Inc.	2/14/14	$1,164
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$12,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Fidelity Securities Lending Cash Central Fund	177
Total	$350

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$586,351	$586,351	$--	$--
Consumer Staples	497,823	474,064	23,759	--
Energy	894,357	894,357	--	--
Financials	1,601,431	1,600,099	1,332	--
Health Care	884,132	802,783	81,349	--
Industrials	835,581	825,550	10,031	--
Information Technology	1,184,943	1,184,943	--	--
Materials	214,693	214,693	--	--
Real Estate	58,361	58,361	--	--
Telecommunication Services	72,808	72,808	--	--
Utilities	66,564	66,564	--	--
Corporate Bonds	13,205	--	10,818	2,387
Other	12,035	--	--	12,035
Money Market Funds	171,476	171,476	--	--
Total Investments in Securities:	$7,093,760	$6,952,049	$127,289	$14,422
Derivative Instruments:
Liabilities
Written Options	$(4,334)	$(3,843)	$(491)	$--
Total Liabilities	$(4,334)	$(3,843)	$(491)	$--
Total Derivative Instruments:	$(4,334)	$(3,843)	$(491)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(4,334)
Total Equity Risk	0	(4,334)
Total Value of Derivatives	$0	$(4,334)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,014) — See accompanying schedule: Unaffiliated issuers (cost $5,955,182)	$6,922,284
Fidelity Central Funds (cost $171,477)	171,476
Total Investments (cost $6,126,659)		$7,093,760
Receivable for investments sold		49,122
Receivable for fund shares sold		7,160
Dividends receivable		5,974
Interest receivable		338
Distributions receivable from Fidelity Central Funds		55
Prepaid expenses		10
Other receivables		698
Total assets		7,157,117
Liabilities
Payable for investments purchased	$66,302
Payable for fund shares redeemed	14,780
Accrued management fee	2,640
Written options, at value (premium received $4,113)	4,334
Other affiliated payables	958
Other payables and accrued expenses	765
Collateral on Securities Loaned	19,517
Total liabilities		109,296
Net Assets		$7,047,821
Net Assets consist of:
Paid in capital		$8,128,097
Distributions in excess of net investment income		(23,203)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,023,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		966,836
Net Assets		$7,047,821
Growth and Income:
Net Asset Value, offering price and redemption price per share ($6,171,164 ÷ 185,674 shares)		$33.24
Class K:
Net Asset Value, offering price and redemption price per share ($876,657 ÷ 26,399 shares)		$33.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$73,294
Interest		974
Income from Fidelity Central Funds		350
Total income		74,618
Expenses
Management fee	$14,939
Transfer agent fees	4,965
Accounting and security lending fees	578
Custodian fees and expenses	80
Independent trustees' fees and expenses	14
Appreciation in deferred trustee compensation account	1
Registration fees	78
Audit	45
Legal	12
Miscellaneous	43
Total expenses before reductions	20,755
Expense reductions	(32)	20,723
Net investment income (loss)		53,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	235,438
Fidelity Central Funds	56
Foreign currency transactions	(84)
Written options	2,419
Total net realized gain (loss)		237,829
Change in net unrealized appreciation (depreciation) on: Investment securities	354,164
Assets and liabilities in foreign currencies	(9)
Written options	599
Total change in net unrealized appreciation (depreciation)		354,754
Net gain (loss)		592,583
Net increase (decrease) in net assets resulting from operations		$646,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,895	$130,340
Net realized gain (loss)	237,829	409,570
Change in net unrealized appreciation (depreciation)	354,754	(566,940)
Net increase (decrease) in net assets resulting from operations	646,478	(27,030)
Distributions to shareholders from net investment income	(71,023)	(127,549)
Distributions to shareholders from net realized gain	–	(2,644)
Total distributions	(71,023)	(130,193)
Share transactions - net increase (decrease)	179,296	(973,902)
Total increase (decrease) in net assets	754,751	(1,131,125)
Net Assets
Beginning of period	6,293,070	7,424,195
End of period	$7,047,821	$6,293,070
Other Information
Distributions in excess of net investment income end of period	$(23,203)	$(6,075)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.48	$30.85	$29.02	$25.66	$20.13	$18.58
Income from Investment Operations
Net investment income (loss)A	.25	.59	.55	.51	.46	.36
Net realized and unrealized gain (loss)	2.84	(.37)	1.82B	3.35	5.54	1.55
Total from investment operations	3.09	.22	2.37	3.86	6.00	1.91
Distributions from net investment income	(.33)	(.58)	(.54)	(.50)	(.44)	(.35)
Distributions from net realized gain	–	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.33)	(.59)	(.54)	(.50)C	(.47)	(.36)
Net asset value, end of period	$33.24	$30.48	$30.85	$29.02	$25.66	$20.13
Total ReturnD,E	10.19%	.88%	8.23%B	15.16%	30.15%	10.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.65%	.68%	.71%
Expenses net of fee waivers, if any	.64%H	.64%	.63%	.65%	.68%	.71%
Expenses net of all reductions	.63%H	.64%	.63%	.65%	.67%	.71%
Net investment income (loss)	1.60%H	2.05%	1.83%	1.86%	2.04%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$6,171	$5,529	$6,563	$6,550	$6,060	$4,863
Portfolio turnover rateI	43%H	29%	35%	41%J	49%	62%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$30.46	$30.82	$29.00	$25.64	$20.12	$18.57
Income from Investment Operations
Net investment income (loss)A	.27	.62	.59	.54	.50	.40
Net realized and unrealized gain (loss)	2.83	(.35)	1.81B	3.36	5.52	1.54
Total from investment operations	3.10	.27	2.40	3.90	6.02	1.94
Distributions from net investment income	(.35)	(.62)	(.58)	(.53)	(.47)	(.38)
Distributions from net realized gain	–	(.01)	–	(.01)	(.03)	(.01)
Total distributions	(.35)	(.63)	(.58)	(.54)	(.50)	(.39)
Net asset value, end of period	$33.21	$30.46	$30.82	$29.00	$25.64	$20.12
Total ReturnC,D	10.23%	1.04%	8.34%B	15.32%	30.28%	10.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.52%	.53%	.54%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.52%	.54%
Net investment income (loss)	1.72%G	2.17%	1.95%	1.99%	2.19%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$877	$765	$862	$960	$1,016	$752
Portfolio turnover rateH	43%G	29%	35%	41%I	49%	62%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,325,950
Gross unrealized depreciation	(369,760)
Net unrealized appreciation (depreciation) on securities	$956,190
Tax cost	$6,137,570

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(2,267,080)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $12,035 in this Subsidiary, representing .17% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $2,419 and a change in net unrealized appreciation (depreciation) of $599 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	27	$2,399
Options Opened	161	10,941
Options Exercised	(77)	(5,162)
Options Closed	(38)	(3,183)
Options Expired	(15)	(882)
Outstanding at end of period	58	$4,113

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,473,758 and $1,407,139, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,776.16
Class K	189.05
	$4,965

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,244. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177, including $11 from securities loaned to FCM.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Growth and Income	$62,016	$110,877
Class K	9,007	16,672
Total	$71,023	$127,549
From net realized gain
Growth and Income	$–	$2,314
Class K	–	330
Total	$–	$2,644

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Growth and Income
Shares sold	14,055	4,968	$444,577	$141,986
Reinvestment of distributions	1,838	3,798	58,975	107,836
Shares redeemed	(11,575)	(40,154)	(368,138)	(1,140,777)
Net increase (decrease)	4,318	(31,388)	$135,414	$(890,955)
Class K
Shares sold	4,513	3,725	$146,237	$105,617
Reinvestment of distributions	281	599	9,007	17,002
Shares redeemed	(3,495)	(7,177)	(111,362)	(205,566)
Net increase (decrease)	1,299	(2,853)	$43,882	$(82,947)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Growth and Income	.64%
Actual		$1,000.00	$1,101.90	$3.39
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Class K	.52%
Actual		$1,000.00	$1,102.30	$2.76
Hypothetical-C		$1,000.00	$1,022.58	$2.65

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GAI-SANN-0317
1.700483.120

Fidelity Advisor® Real Estate Income Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

January 31, 2017

Class A, Class T, Class C and Class I are classes of Fidelity® Real Estate Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	3.3	3.9
MFA Financial, Inc.	2.5	2.7
Acadia Realty Trust (SBI)	2.5	2.9
Ventas, Inc.	2.0	2.4
Apartment Investment & Management Co. Class A	1.8	1.4
	12.1

Top 5 Bonds as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
RAIT Financial Trust 4% 10/1/33	0.9	0.8
IAS Operating Partnership LP 5% 3/15/18	0.9	0.8
Senior Housing Properties Trust 4.75% 5/1/24	0.8	0.7
RWT Holdings, Inc. 5.625% 11/15/19	0.7	0.8
PennyMac Corp. 5.375% 5/1/20	0.7	0.6
	4.0

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	15.6	17.3
REITs - Health Care	7.7	7.9
REITs - Diversified	6.8	5.2
REITs - Apartments	5.9	5.2
REITs - Shopping Centers	4.1	4.6

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Common Stocks	30.2%
Preferred Stocks	17.3%
Bonds	32.6%
Convertible Securities	6.4%
Other Investments	4.8%
Short-Term Investments and Net Other Assets (Liabilities)	8.7%

 * Foreign investments - 1.6%

As of July 31, 2016*
Common Stocks	32.4%
Preferred Stocks	17.7%
Bonds	31.4%
Convertible Securities	6.5%
Other Investments	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

 * Foreign investments - 1.1%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 30.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$9,346,722
FINANCIALS - 6.4%
Capital Markets - 0.7%
Brookfield Asset Management, Inc. Class A	535,900	18,532,565
Ellington Financial LLC	1,140,284	17,879,653
		36,412,218
Mortgage Real Estate Investment Trusts - 5.7%
AG Mortgage Investment Trust, Inc.	798,000	13,980,960
Altisource Residential Corp. Class B	1,278,786	15,524,462
Anworth Mortgage Asset Corp.	1,148,310	5,890,830
Arbor Realty Trust, Inc.	2,336,394	17,242,588
Chimera Investment Corp.	897,300	15,819,399
CYS Investments, Inc.	305,139	2,309,902
Drive Shack, Inc.	920,981	3,812,861
Dynex Capital, Inc.	1,532,286	10,235,670
Ellington Residential Mortgage REIT	260,000	3,387,800
Five Oaks Investment Corp. (b)	552,602	2,879,056
Great Ajax Corp. (c)	1,430,000	18,604,300
Invesco Mortgage Capital, Inc.	874,600	12,742,922
MFA Financial, Inc.	15,662,522	123,577,299
New Residential Investment Corp.	1,171,700	17,751,255
Two Harbors Investment Corp.	1,715,080	15,041,252
		278,800,556

TOTAL FINANCIALS		315,212,774

REAL ESTATE - 23.6%
Equity Real Estate Investment Trusts (REITs) - 23.4%
Acadia Realty Trust (SBI)	3,879,349	123,518,472
American Tower Corp.	204,900	21,207,150
Apartment Investment & Management Co. Class A	1,990,342	87,714,372
AvalonBay Communities, Inc.	108,100	18,734,811
Boardwalk (REIT) (b)	207,600	7,528,641
Care Capital Properties, Inc.	157,903	3,901,783
CBL & Associates Properties, Inc.	1,248,753	13,548,970
Cedar Shopping Centers, Inc.	838,510	5,039,445
Colony NorthStar, Inc.	6,199,848	86,301,884
Community Healthcare Trust, Inc.	338,862	7,309,253
Douglas Emmett, Inc.	263,600	9,974,624
Equinix, Inc.	36,500	14,051,770
Equity Lifestyle Properties, Inc.	2,171,660	160,572,525
Extra Space Storage, Inc.	709,400	51,112,270
First Potomac Realty Trust	1,387,144	14,204,355
Healthcare Realty Trust, Inc.	424,900	12,836,229
Healthcare Trust of America, Inc.	152,600	4,436,082
Lexington Corporate Properties Trust	4,690,982	50,287,327
Mid-America Apartment Communities, Inc.	532,879	50,596,861
Monmouth Real Estate Investment Corp. Class A	314,255	4,588,123
Monogram Residential Trust, Inc.	2,092,536	21,281,091
National Retail Properties, Inc.	179,200	7,813,120
New Senior Investment Group, Inc.	995,625	9,966,206
Potlatch Corp.	387,223	15,953,588
Public Storage	90,300	19,414,500
Sabra Health Care REIT, Inc.	1,128,602	28,666,491
Select Income REIT	404,600	10,119,046
Senior Housing Properties Trust (SBI)	3,155,700	60,116,085
Store Capital Corp.	1,203,400	28,472,444
Terreno Realty Corp.	1,241,078	33,744,911
Ventas, Inc.	1,612,086	99,417,344
VEREIT, Inc.	1,868,234	15,936,036
WP Carey, Inc.	730,100	45,222,394
		1,143,588,203
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	403,721	8,256,094

TOTAL REAL ESTATE		1,151,844,297

TOTAL COMMON STOCKS
(Cost $1,200,492,964)		1,476,403,793

Preferred Stocks - 18.0%
Convertible Preferred Stocks - 0.7%
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	4,714,083
Equity Commonwealth 6.50%	31,237	790,608
FelCor Lodging Trust, Inc. Series A, 1.95%	11,335	282,242
Lexington Corporate Properties Trust Series C, 6.50%	468,142	23,322,834
Wheeler REIT, Inc. 8.75%	200,000	4,978,000
		34,087,767
Nonconvertible Preferred Stocks - 17.3%
FINANCIALS - 5.3%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,252,646
Mortgage Real Estate Investment Trusts - 5.2%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,135,666
8.25%	38,935	973,375
Agnc Investment Corp.:
8.00%	200,000	5,046,000
Series B, 7.75%	427,100	10,784,275
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,292,977
American Home Mortgage Investment Corp.:
Series A, 9.75% (d)	120,300	1
Series B, 9.25% (d)	124,100	1
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,411,621
Series C, 7.625%	326,429	7,948,546
Series D, 7.50%	621,976	15,039,380
Series E, 7.625%	672,961	16,460,626
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,895,565
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	375,101	9,591,333
Series C, 8.00%	485,559	12,138,975
Arbor Realty Trust, Inc.:
7.375%	430,605	10,937,367
Series A, 8.25%	189,089	4,799,079
Series B, 7.75%	240,000	6,043,200
Series C, 8.50%	100,000	2,565,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,561,700
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,885,825
Chimera Investment Corp. Series A, 8.00%	204,000	5,214,240
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,792,532
Series B, 7.50%	496,667	11,547,508
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,098,705
Series B, 7.625%	252,120	5,889,523
Five Oaks Investment Corp. Series A, 8.75%	142,000	3,345,520
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,015,712
Series B, 7.75%	846,483	20,654,185
MFA Financial, Inc.:
8.00%	538,930	13,661,876
Series B, 7.50%	616,232	14,826,542
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,583,624
Series C, 7.875%	280,725	6,459,482
Resource Capital Corp. 8.625%	156,870	3,628,403
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,589,984
		253,818,348
TOTAL FINANCIALS		258,070,994
REAL ESTATE - 11.9%
Equity Real Estate Investment Trusts (REITs) - 11.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,666,794
American Homes 4 Rent:
Series A, 5.00%	581,770	16,289,560
Series B, 5.00%	377,286	10,507,415
Series C, 5.50%	915,240	25,443,672
Series D, 6.50%	280,000	6,930,000
Series E, 6.35%	210,000	5,163,900
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,178,290
Series F, 7.375%	268,000	6,402,520
Series G, 7.375%	120,000	2,808,000
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,802,183
Series C, 7.625%	146,969	3,865,285
Series D, 7.125%	136,000	3,314,320
Brandywine Realty Trust Series E, 6.90%	95,000	2,416,800
CBL & Associates Properties, Inc.:
Series D, 7.375%	286,376	7,059,168
Series E, 6.625%	139,398	3,271,671
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,331,388
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,822,373
City Office REIT, Inc. Series A, 6.625%	135,000	3,402,000
Colony NorthStar, Inc.:
Series A, 8.75%	7,890	200,485
Series B, 8.25%	477,780	12,106,945
Series C, 8.875%	329,101	8,431,568
Series D, 8.50%	274,915	7,101,054
Series E, 8.75%	481,729	12,577,944
Series F, 8.50%	283,920	7,282,548
Series G, 7.50%	108,867	2,681,394
Series H, 7.125%	573,440	13,991,936
CoreSite Realty Corp. Series A, 7.25%	369,799	9,481,646
Corporate Office Properties Trust Series L, 7.375%	167,140	4,247,027
DDR Corp.:
Series J, 6.50%	340,721	8,569,133
Series K, 6.25%	228,888	5,747,378
Digital Realty Trust, Inc.:
Series G, 5.875%	145,444	3,579,377
Series H, 7.375%	50,000	1,370,500
DuPont Fabros Technology, Inc. Series C, 6.625%	84,000	2,220,120
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,019,741
General Growth Properties, Inc. Series A, 6.375%	166,463	4,209,849
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,534,656
Gladstone Land Corp. Series A, 6.375%	64,000	1,639,680
Government Properties Income Trust 5.875%	202,500	4,971,375
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,230,500
Series D, 6.50%	200,000	4,666,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,024,488
Investors Real Estate Trust Series B, 7.95%	126,572	3,251,635
iStar Financial, Inc.:
Series D, 8.00%	74,567	1,823,163
Series E, 7.875%	281,296	6,773,608
Series F, 7.80%	451,476	11,038,588
Series G, 7.65%	10,497	248,999
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,180,690
Series H, 6.375%	143,296	3,603,894
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,575,092
Series I, 6.375%	354,698	8,615,614
Series J, 6.30%	240,000	5,688,000
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	95,000	2,459,550
Series C, 6.125%	127,000	3,168,650
National Retail Properties, Inc.:
Series D, 6.625%	222,138	5,615,649
Series E, 5.70%	301,404	7,312,061
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,073,290
Series D, 6.375%	350,000	8,694,000
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,562,000
Series C, 7.20%	51,000	1,282,650
Prologis, Inc. Series Q, 8.54%	94,446	5,923,540
PS Business Parks, Inc. Series T, 6.00%	198,899	5,046,068
Public Storage Series Y, 6.375%	102,224	2,735,514
RAIT Financial Trust:
7.125%	336,786	8,402,811
7.625%	224,590	5,457,537
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,844,004
Series 7, 6.00%	176,250	4,445,025
Retail Properties America, Inc. Series A, 7.00%	394,411	10,010,151
Rexford Industrial Realty, Inc. Series A, 5.875%	135,000	3,141,450
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,198,170
Saul Centers, Inc. Series C, 6.875%	315,478	7,994,213
Sotherly Hotels, Inc. Series B, 8.00%	68,000	1,714,280
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,035,605
Series C, 6.875%	83,000	2,172,940
Summit Hotel Properties, Inc.:
Series B, 7.875%	190,173	4,933,088
Series C, 7.125%	153,212	3,900,778
Series D, 6.45%	210,000	5,117,700
Sun Communities, Inc. Series A, 7.125%	375,000	9,495,000
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,083,600
Series F, 6.45%	84,000	2,108,400
Taubman Centers, Inc. Series K, 6.25%	157,322	3,854,389
Terreno Realty Corp. Series A, 7.75%	213,890	5,390,028
UMH Properties, Inc.:
Series A, 8.25%	600,200	15,647,214
Series B, 8.00%	319,604	8,581,367
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	210,000	5,359,200
Series G, 6.75%	160,000	4,160,000
VEREIT, Inc. Series F, 6.70%	1,995,725	50,471,885
Welltower, Inc. 6.50%	81,600	2,062,032
WP Glimcher, Inc.:
Series H, 7.50%	198,527	5,024,718
Series I, 6.875%	256,115	6,507,882
		573,346,405
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,393,081
Landmark Infrastructure Partners LP Series B, 7.90%	76,300	1,907,500
		10,300,581
TOTAL REAL ESTATE		583,646,986
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,371,038

TOTAL NONCONVERTIBLE PREFERRED STOCKS		845,089,018

TOTAL PREFERRED STOCKS
(Cost $858,415,102)		879,176,785
	Principal Amount	Value

Corporate Bonds - 19.9%
Convertible Bonds - 5.7%
FINANCIALS - 4.2%
Diversified Financial Services - 0.7%
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,456,250
Mortgage Real Estate Investment Trusts - 2.6%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,918,500
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	17,247,600
5% 4/15/23	26,083,000	27,012,207
NorthStar Realty Finance LP 7.25% 6/15/27 (e)	562,000	557,054
PennyMac Corp. 5.375% 5/1/20	34,756,000	33,191,980
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,700,000
Resource Capital Corp.:
6% 12/1/18	8,610,000	8,373,225
8% 1/15/20	16,490,000	15,822,155
Two Harbors Investment Corp. 6.25% 1/15/22	3,400,000	3,380,875
		126,203,596
Thrifts & Mortgage Finance - 0.9%
IAS Operating Partnership LP 5% 3/15/18 (e)	42,350,000	43,038,188
TOTAL FINANCIALS		206,698,034
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Realty Capital Properties, Inc. 3.75% 12/15/20	25,928,000	25,814,565
RAIT Financial Trust 4% 10/1/33	46,510,000	43,719,400
		69,533,965
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	3,350,000	3,393,969
TOTAL REAL ESTATE		72,927,934

TOTAL CONVERTIBLE BONDS		279,625,968

Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.6%
ESH Hospitality, Inc. 5.25% 5/1/25 (e)	8,040,000	8,070,150
FelCor Lodging LP 6% 6/1/25	2,025,000	2,131,313
Hilton Escrow Issuer LLC 4.25% 9/1/24 (e)	2,540,000	2,492,375
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (e)	2,540,000	2,654,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,124,301
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,268,695	8,523,185
		27,995,624
Household Durables - 2.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	19,765,000	19,369,700
Beazer Homes U.S.A., Inc.:
7.25% 2/1/23 (f)	295,000	306,063
8.75% 3/15/22 (e)	7,540,000	8,199,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	5,495,000	5,577,425
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	5,580,000	5,635,800
6.5% 12/15/20 (e)	12,085,000	12,447,550
CalAtlantic Group, Inc. 5.875% 11/15/24	3,250,000	3,380,000
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,347,219
5.75% 8/15/23	2,510,000	2,785,924
KB Home:
8% 3/15/20	8,465,000	9,406,731
9.1% 9/15/17	3,104,000	3,228,160
Lennar Corp.:
4.125% 12/1/18 (f)	5,520,000	5,654,578
4.5% 6/15/19	1,830,000	1,897,710
4.5% 11/15/19	2,000,000	2,075,000
M/I Homes, Inc. 6.75% 1/15/21	3,803,000	3,979,155
Meritage Homes Corp.:
6% 6/1/25	4,000,000	4,100,000
7% 4/1/22	7,525,000	8,277,500
7.15% 4/15/20	7,060,000	7,730,700
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,706,613
8.4% 5/15/17	5,420,000	5,514,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	4,264,000
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	4,026,150
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,941,863
William Lyon Homes, Inc.:
5.875% 1/31/25 (e)	2,545,000	2,529,094
7% 8/15/22	8,180,000	8,548,100
		136,929,635
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,356,875
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	3,175,000	3,219,450
TOTAL CONSUMER DISCRETIONARY		169,501,584
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20 (g)	241,094	253,279
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (e)	6,775,000	6,732,656
6.625% 6/15/24 (e)	4,835,000	5,039,037
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	8,860,000	8,682,800
		20,707,772
FINANCIALS - 0.8%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25	8,384,000	8,252,589
4.125% 6/15/26	2,000	2,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,684,600
6% 8/1/20	12,690,000	13,000,905
		24,940,098
Thrifts & Mortgage Finance - 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,755,000
Ocwen Loan Servicing LLC 8.375% 11/15/22 (e)	9,968,000	10,117,520
		14,872,520
TOTAL FINANCIALS		39,812,618
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (e)	3,695,000	3,741,188
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,230,000	5,230,000
5.5% 2/1/21	12,305,000	12,735,675
		21,706,863
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (e)	3,350,000	3,370,938
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,061,438
TOTAL INDUSTRIALS		6,432,376
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,220,000
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 6.7%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,049,046
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	15,749,662
Care Capital Properties LP 5.125% 8/15/26 (e)	8,454,000	8,172,499
CBL & Associates LP:
4.6% 10/15/24	21,758,000	20,235,136
5.25% 12/1/23	11,500,000	11,401,871
5.95% 12/15/26	2,000,000	1,980,724
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,862,000
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,345,200
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	12,182,000	12,456,095
CubeSmart LP 4.8% 7/15/22	2,000,000	2,146,342
DDR Corp. 7.875% 9/1/20	4,637,000	5,396,439
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,045,000
HCP, Inc. 4% 6/1/25	1,000,000	1,004,241
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,579,073
4.125% 4/1/19	2,000,000	2,073,084
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	4,003,845
5.75% 1/15/21	3,095,000	3,403,342
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,594,157
5.85% 3/15/17	2,800,000	2,814,076
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,344,104
HRPT Properties Trust 6.65% 1/15/18	4,246,000	4,339,752
iStar Financial, Inc.:
4% 11/1/17	27,605,000	27,743,025
5% 7/1/19	24,265,000	24,613,931
5.85% 3/15/17	3,587,000	3,587,000
7.125% 2/15/18	5,725,000	5,925,375
9% 6/1/17	9,175,000	9,381,438
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,385,000	4,308,263
6.375% 2/15/22	3,610,000	3,736,350
6.375% 3/1/24	4,000,000	4,225,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	2,004,728
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,393,428
4.95% 4/1/24	2,898,000	2,948,677
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,090,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,257,616
Select Income REIT:
4.15% 2/1/22	6,937,000	6,923,813
4.5% 2/1/25	19,802,000	19,088,970
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,425,746
4.75% 5/1/24	38,157,000	38,041,728
6.75% 4/15/20	13,624,000	14,707,489
6.75% 12/15/21	8,000,000	8,971,344
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,157,771
WP Carey, Inc.:
4% 2/1/25	5,000,000	4,865,845
4.25% 10/1/26	5,095,000	5,015,625
4.6% 4/1/24	3,355,000	3,430,363
		327,839,213
Real Estate Management & Development - 2.1%
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,213,706
5.25% 3/15/25	3,295,000	3,401,758
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,163,598
Howard Hughes Corp. 6.875% 10/1/21 (e)	23,985,000	25,274,194
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	7,777,050
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	32,400,505
Mattamy Group Corp. 6.875% 12/15/23 (e)	5,425,000	5,587,750
Mid-America Apartments LP 3.75% 6/15/24	1,663,000	1,667,981
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (e)	3,365,000	3,280,875
5.25% 12/1/21 (e)	8,290,000	8,538,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	2,803,000	2,879,208
5.625% 3/1/24 (e)	2,270,000	2,295,538
		101,480,863
TOTAL REAL ESTATE		429,320,076

TOTAL NONCONVERTIBLE BONDS		691,701,289

TOTAL CORPORATE BONDS
(Cost $941,689,400)		971,327,257

Asset-Backed Securities - 2.4%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.2362% 6/17/31 (e)(f)	6,698,000	6,659,492
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	3,184,935
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	9,691,013
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	2,039,431
Class F, 5.885% 4/17/52 (e)	2,000,000	1,988,976
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	8,259,000	8,664,908
Class XS, 0% 10/17/45 (e)(f)(h)	4,824,880	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 2.2767% 3/20/50 (e)(f)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	668,328	675,011
Colony Starwood Homes Series 2016-2A Class F, 4.8862% 12/17/33 (e)(f)	1,500,000	1,501,547
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	482,704	443,624
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	259,909	15,686
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	3,747,889	3,875,946
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (f)	1,198,098	1,200,121
Series 1997-3 Class M1, 7.53% 3/15/28	6,599,384	6,597,621
Home Partners of America Trust Series 2016-2 Class F, 5.4362% 10/17/33 (e)(f)	3,393,000	3,378,009
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.405% 12/17/30 (e)(f)	1,750,000	1,748,960
Series 2014-SFR1:
Class E, 3.9862% 6/17/31 (e)(f)	10,000,000	9,999,956
Class F, 4.4862% 6/17/31 (e)(f)	9,504,000	9,503,952
Series 2014-SFR3:
Class E, 5.2362% 12/17/31 (e)(f)	4,336,000	4,343,596
Class F, 5.7362% 12/17/31 (e)(f)	2,215,000	2,222,703
Series 2015-SFR2 Class E, 3.83% 6/17/32 (e)(f)	2,450,000	2,463,836
Series 2015-SFR3 Class F, 5.4862% 8/17/32 (e)(f)	2,000,000	2,033,170
Series 2015-SRF1 Class F, 5.0362% 3/17/32 (e)(f)	5,500,000	5,531,887
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	885,752	662,918
Merit Securities Corp. Series 13 Class M1, 7.8235% 12/28/33 (f)	1,923,000	1,991,567
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	3,033,132
Series 2016-SFR1 Class F, 5.7362% 9/17/33 (e)(f)	8,459,000	8,632,024
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.2862% 1/17/32 (e)(f)	4,071,000	4,070,981
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.5309% 2/5/36 (e)(f)	4,107,889	411
Tricon American Homes Trust Series 2016-SFR1 Class F, 6.038% 11/17/33 (e)	2,544,000	2,524,915
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (e)	7,797,000	7,827,213
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.131% 11/21/40 (e)(f)	1,012,202	1,015,441
Class F, 2.761% 11/21/40 (e)(f)	250,000	126,625
TOTAL ASSET-BACKED SECURITIES
(Cost $119,675,605)		117,649,880

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc. Series 2002-R2 Class 2B3, 3.7431% 7/25/33 (e)(f)	145,991	21,867
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3584% 12/25/46 (e)(f)	4,500,000	4,848,260
Series 2010-K7 Class B, 5.628% 4/25/20 (e)(f)	3,200,000	3,467,029
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	1,432	1,430
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.6139% 6/10/35 (e)(f)	74,554	43,777
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	2,666	2,583
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 7.2633% 12/10/35 (e)(f)	53,055	274
Series 2004-A Class B7, 5.0133% 2/10/36 (e)(f)	84,228	12,714
Series 2004-B Class B7, 4.7633% 2/10/36 (e)(f)	116,627	22,021

TOTAL PRIVATE SPONSOR		8,419,955

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (a)	41,962	10,871
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2938% 2/25/42 (e)(f)	58,908	42,804
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9578% 12/25/42 (a)(f)	47,848	4,685
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3143% 6/25/43 (e)(f)	97,529	61,361
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.2792% 10/25/42 (e)(f)	42,940	15,395

TOTAL U.S. GOVERNMENT AGENCY		135,116

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,003,461)		8,555,071

Commercial Mortgage Securities - 15.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,156,590
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.349% 11/10/42 (f)	625,944	625,237
Series 2005-5 Class D, 5.4021% 10/10/45 (f)	1,357,141	1,356,383
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	812,010
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (e)(f)	8,341,000	7,821,531
Class F, 4.4272% 9/10/28 (e)(f)	4,074,000	3,677,114
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7141% 4/12/38 (e)(f)	1,648,564	1,681,171
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.8016% 8/15/29 (e)(f)	2,500,000	2,414,088
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (e)(f)	4,536,000	4,306,912
Class F, 5.4883% 4/10/29 (e)(f)	9,710,000	8,782,958
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (e)	3,391,000	2,668,657
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.5382% 2/15/31 (e)(f)	5,769,000	5,704,996
Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (e)(f)	3,023,000	3,005,639
Class F, 3.7859% 4/10/28 (e)(f)	9,911,000	9,348,871
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.4539% 2/15/33 (e)(f)	1,575,319	1,582,264
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1058% 9/10/46 (e)(f)	5,254,000	5,006,776
Series 2015-SHP2 Class E, 5.118% 7/15/27 (e)(f)	2,933,000	2,932,861
Series 2016-C3 Class D, 3% 11/15/49 (e)	2,000,000	1,438,200
Series 2016-SMPL Class E, 4.509% 9/10/31 (e)	1,701,000	1,654,307
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	5,140,044
Series 2012-CR1:
Class C, 5.3511% 5/15/45 (f)	1,000,000	1,055,096
Class D, 5.3511% 5/15/45 (e)(f)	5,550,000	5,629,780
Class G, 2.462% 5/15/45 (e)	2,180,000	1,309,450
Series 2012-CR5 Class D, 4.3302% 12/10/45 (e)(f)	2,000,000	1,896,235
Series 2012-LC4:
Class C, 5.6221% 12/10/44 (f)	2,000,000	2,186,018
Class D, 5.6221% 12/10/44 (e)(f)	11,675,000	11,516,602
Series 2013-CCRE6 Class E, 4.1707% 3/10/46 (e)(f)	882,000	631,648
Series 2013-CR10 Class D, 4.7887% 8/10/46 (e)(f)	4,544,000	3,847,109
Series 2013-CR12 Class D, 5.083% 10/10/46 (e)(f)	4,500,000	4,010,982
Series 2013-CR6 Class F, 4.1707% 3/10/46 (e)(f)	8,038,000	5,035,842
Series 2013-CR9 Class D, 4.256% 7/10/45 (e)(f)	1,404,000	1,195,735
Series 2013-LC6 Class D, 4.2839% 1/10/46 (e)(f)	6,374,000	5,697,649
Series 2014-CR17:
Class D, 4.7989% 5/10/47 (e)(f)	2,500,000	2,297,031
Class E, 4.7989% 5/10/47 (e)(f)	3,098,000	2,066,584
Series 2014-UBS2 Class D, 5.0148% 3/10/47 (e)(f)	3,713,000	3,214,079
Series 2016-CD1 Class D, 2.7724% 8/10/49 (e)(f)	9,452,000	7,128,883
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8546% 8/15/45 (e)(f)	4,500,000	4,478,393
Class E, 4.8546% 8/15/45 (e)(f)	6,000,000	5,631,118
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (e)(f)	10,945,000	10,215,567
Series 2015-WEST Class F, 4.2268% 2/10/37 (e)(f)	12,745,000	11,405,113
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	610,177	624,442
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	97,070	97,143
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.768% 4/15/29 (e)(f)	2,000,000	2,010,013
Class F, 5.518% 4/15/29 (e)(f)	7,803,000	7,773,689
Series 2016-MFF Class F, 7.9539% 11/15/33 (e)(f)	6,300,000	6,307,900
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)	10,853,000	9,731,906
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6846% 11/10/46 (e)(f)	14,031,000	14,755,791
Class G, 4.652% 11/10/46 (e)	12,360,000	10,711,704
Series 2011-LC3A Class D, 5.3453% 8/10/44 (e)(f)	3,945,000	4,059,932
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (f)(h)	12,206,096	1,112,373
Series K012 Class X3, 2.2519% 1/25/41 (f)(h)	20,724,903	1,678,294
Series K013 Class X3, 2.9089% 1/25/43 (f)(h)	14,360,000	1,424,535
Series KAIV Class X2, 3.6147% 6/25/46 (f)(h)	7,430,000	1,033,506
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (e)(f)	9,364,000	9,232,719
Class FFX, 3.3822% 12/15/34 (e)(f)	14,402,000	13,935,541
Class GFX, 3.3822% 12/15/34 (e)(f)	4,248,000	4,075,276
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)	267,838	270,914
GP Portfolio Trust Series 2014-GPP Class E, 4.5539% 2/15/27 (e)(f)	2,823,000	2,733,148
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0644% 8/10/43 (e)(f)	4,000,000	4,056,940
Class E, 4% 8/10/43 (e)	3,770,000	3,552,186
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1839% 12/10/43 (e)(f)	3,000,000	3,033,188
Series 2011-GC5:
Class C, 5.3997% 8/10/44 (e)(f)	9,000,000	9,660,616
Class D, 5.3997% 8/10/44 (e)(f)	7,000,000	6,983,939
Class E, 5.3997% 8/10/44 (e)(f)	4,049,000	3,500,783
Class F, 4.5% 8/10/44 (e)	4,500,000	3,522,335
Series 2012-GC6:
Class C, 5.6544% 1/10/45 (e)(f)	3,600,000	3,894,363
Class D, 5.6544% 1/10/45 (e)(f)	2,165,000	2,129,522
Class E, 5% 1/10/45 (e)(f)	4,516,000	3,759,389
Series 2012-GCJ7:
Class C, 5.7295% 5/10/45 (f)	6,500,000	6,875,777
Class D, 5.7295% 5/10/45 (e)(f)	10,192,000	9,986,448
Class E, 5% 5/10/45 (e)	6,920,000	5,367,137
Series 2012-GCJ9 Class D, 4.8521% 11/10/45 (e)(f)	4,504,000	4,242,239
Series 2013-GC14 Class D, 4.7646% 8/10/46 (e)(f)	1,680,000	1,625,557
Series 2013-GC16:
Class D, 5.3201% 11/10/46 (e)(f)	3,750,000	3,530,522
Class F, 3.5% 11/10/46 (e)	7,303,000	4,487,429
Series 2014-NEW Class D, 3.79% 1/10/31 (e)	2,510,000	2,465,242
Series 2016-GS3 Class D, 2.728% 10/10/49 (e)	3,398,000	2,505,160
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (e)	29,826,000	28,903,363
Series 2016-RENT Class F, 4.0667% 2/10/29 (e)(f)	15,890,000	14,737,627
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.9539% 7/15/29 (e)(f)	7,241,000	7,080,568
Series 2016-HHV Class F, 4.1935% 11/5/38 (e)(f)	4,233,000	3,263,334
Series 2016-SFP Class F, 6.0801% 11/5/35 (e)	3,750,000	3,634,875
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.405% 12/17/30 (e)(f)	1,500,000	1,500,004
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (e)	5,317,000	4,930,231
Series 2014-C26 Class D, 3.9259% 1/15/48 (e)(f)	3,398,000	2,820,565
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (e)	6,409,000	4,957,315
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0972% 12/15/49 (e)(f)	7,388,000	5,618,013
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4369% 1/12/37 (e)(f)	1,000,000	982,584
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (e)(f)	3,000,000	3,318,141
Class D, 7.4453% 12/5/27 (e)(f)	9,550,000	10,526,174
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (e)(f)	4,500,000	4,915,953
Class XB, 0.9305% 8/5/32 (e)(f)(h)	32,655,000	970,271
Series 2012-CBX:
Class C, 5.2149% 6/15/45 (f)	4,530,000	4,769,420
Class E, 5.2149% 6/15/45 (e)(f)	4,635,000	4,623,663
Class F, 4% 6/15/45 (e)	8,192,000	6,344,251
Class G 4% 6/15/45 (e)	4,044,000	2,496,377
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.368% 6/15/29 (e)(f)	10,174,000	10,161,246
Class F, 4.768% 6/15/29 (e)(f)	9,618,000	9,424,989
Series 2011-C3:
Class E, 5.6194% 2/15/46 (e)(f)	3,205,000	3,227,309
Class H, 4.409% 2/15/46 (e)(f)	7,077,000	5,315,059
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,136,790
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	848,000	845,877
Class D, 4.2604% 4/15/46 (f)	7,672,000	7,184,882
Class E, 3.25% 4/15/46 (e)(f)	472,000	334,170
Class F, 3.25% 4/15/46 (e)(f)	2,518,000	1,446,280
Series 2014-DSTY Class E, 3.8046% 6/10/27 (e)(f)	2,752,000	2,552,023
Series 2015-UES Class F, 3.621% 9/5/32 (e)(f)	3,500,000	3,298,205
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	433,185	372,161
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8639% 1/20/41 (e)(f)	3,000,000	2,979,082
Class E, 4.8639% 1/20/41 (e)(f)	4,800,000	4,321,209
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5901% 5/12/39 (f)	4,594,239	4,590,060
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 9.321% 1/15/37 (e)(f)(h)	127,670	10,137
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6478% 11/15/45 (e)(f)	2,000,000	1,969,086
Series 2013-C12 Class D, 4.7651% 10/15/46 (e)(f)	3,250,000	2,976,502
Series 2013-C13:
Class D, 4.8911% 11/15/46 (e)(f)	5,221,000	4,793,667
Class E, 4.8911% 11/15/46 (e)(f)	3,379,000	2,416,491
Series 2013-C7 Class E, 4.2737% 2/15/46 (e)(f)	1,000,000	719,309
Series 2013-C9 Class D, 4.1545% 5/15/46 (e)(f)	5,137,000	4,770,962
Series 2016-C30 Class D, 2.6% 9/15/49 (e)	4,245,000	3,129,537
Series 2016-C31 Class D, 3% 11/15/49 (e)(f)	1,500,000	978,254
Series 2016-C32 Class D, 3.1% 12/15/49 (e)	5,929,000	4,289,330
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4367% 3/15/45 (e)(f)	7,294,000	7,188,517
Series 1997-RR Class F, 7.4985% 4/30/39 (e)(f)	376,191	373,643
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,067,610	2,045,153
Series 2011-C1 Class C, 5.4322% 9/15/47 (e)(f)	4,000,000	4,373,088
Series 2011-C2:
Class D, 5.4725% 6/15/44 (e)(f)	4,887,000	5,050,029
Class E, 5.4725% 6/15/44 (e)(f)	9,600,000	9,863,567
Class F, 5.4725% 6/15/44 (e)(f)	4,440,000	4,256,286
Class XB, 0.53% 6/15/44 (e)(f)(h)	63,708,222	1,318,352
Series 2011-C3:
Class C, 5.155% 7/15/49 (e)(f)	2,000,000	2,146,522
Class D, 5.155% 7/15/49 (e)(f)	7,400,000	7,576,073
Class E, 5.155% 7/15/49 (e)(f)	832,000	832,207
Class G, 5.155% 7/15/49 (e)(f)	3,902,000	3,212,353
Series 2012-C4 Class D, 5.4367% 3/15/45 (e)(f)	6,310,000	6,465,222
Series 2015-MS1 Class D, 4.0297% 5/15/48 (e)(f)	7,195,000	6,032,949
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,866,682
Series 2016-BNK2 Class C, 3% 11/15/49 (e)	3,000,000	2,299,461
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	8,349,000	8,352,391
Class F, 5% 2/5/30 (e)	14,325,000	14,042,964
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (e)	11,648,000	11,351,044
Class E, 6.8087% 11/15/34 (e)	11,364,000	10,464,202
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (e)(f)	1,500,000	1,422,167
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,556,132	5,555,747
SCG Trust Series 2013-SRP1 Class D, 4.0476% 11/15/26 (e)(f)	4,347,000	4,187,382
Starwood Retail Property Trust Series 2014-STAR Class D, 3.9539% 11/15/27 (e)(f)	2,500,000	2,380,725
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4736% 8/15/39 (f)	316,237	319,688
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.546% 5/10/45 (e)(f)	3,235,000	3,238,221
Class E, 5% 5/10/45 (e)(f)	6,339,000	5,229,216
Class F, 5% 5/10/45 (e)(f)	2,221,350	1,492,921
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	212,903	212,757
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0632% 1/10/45 (e)(f)	3,000,000	3,335,901
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,787,393
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.6926% 1/15/41 (f)	4,117,159	4,134,445
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class D, 4.7757% 10/15/45 (e)(f)	9,999,000	9,521,346
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	5,710,000	4,410,281
Series 2016-C35 Class D, 3.142% 7/15/48 (e)	8,358,000	6,062,489
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	5,094,000	3,575,499
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,024,768
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,277,644
Class D, 5.64% 3/15/44 (e)(f)	1,000,000	1,032,338
Class E, 5% 3/15/44 (e)	3,000,000	2,548,496
Series 2011-C5:
Class E, 5.6725% 11/15/44 (e)(f)	3,807,000	3,874,812
Class F, 5.25% 11/15/44 (e)(f)	3,000,000	2,538,050
Class G, 5.25% 11/15/44 (e)(f)	2,000,000	1,592,184
Series 2012-C10 Class E, 4.4523% 12/15/45 (e)(f)	4,090,000	3,149,810
Series 2012-C7:
Class D, 4.8349% 6/15/45 (e)(f)	2,380,000	2,302,086
Class F, 4.5% 6/15/45 (e)	2,000,000	1,534,910
Series 2012-C8 Class E, 4.897% 8/15/45 (e)(f)	2,922,500	2,796,726
Series 2013-C11:
Class D, 4.2073% 3/15/45 (e)(f)	5,830,000	5,176,867
Class E, 4.2073% 3/15/45 (e)(f)	4,780,000	3,403,728
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(f)	4,000,000	3,716,346
Series 2013-C16 Class D, 4.9819% 9/15/46 (e)(f)	3,728,000	3,617,304
Series 2013-UBS1 Class D, 4.6271% 3/15/46 (e)(f)	4,589,000	4,341,058
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.4242% 11/15/29 (e)(f)	5,152,378	5,155,679
Class G, 3.7239% 11/15/29 (e)(f)	4,994,505	4,711,718
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (e)(f)	2,541,000	1,923,707
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $755,876,210)		769,643,581

Bank Loan Obligations - 4.8%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	9,021,855	9,099,172
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	6,100,220	6,129,440
Cooper Hotel Group 12% 11/6/17	13,062,680	13,088,805
ESH Hospitality, Inc. Tranche B, term loan 3.77% 8/30/23 (f)	4,468,800	4,484,754
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (f)	2,980,000	3,016,326
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (f)	12,983,995	13,032,685
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	4,031,849	4,034,389
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (f)	2,232,750	2,259,275
		55,144,846
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (f)	5,800,072	5,791,024

TOTAL CONSUMER DISCRETIONARY		60,935,870

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
term loan 4.0614% 6/22/23 (f)	9,649,524	9,705,009
Tranche B 5LN, term loan 4.2471% 12/21/22 (f)	5,628,381	5,667,105
		15,372,114
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	20,049,418	19,748,676
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	8,494,200	7,743,907
TPF II Power LLC Tranche B, term loan 5% 10/2/21 (f)	5,912,699	5,971,826
		33,464,409
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.2615% 11/4/21 (f)	9,939,483	9,993,852
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (f)	280,000	282,976

TOTAL FINANCIALS		10,276,828

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (f)	5,062,764	4,783,249
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	3,890,000	3,875,413
Pilot Travel Centers LLC Tranche B, term loan 3.52% 5/25/23 (f)	4,178,425	4,181,893
		8,057,306
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (f)	7,781,927	7,665,198

TOTAL INDUSTRIALS		15,722,504

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20(f)	8,390,515	8,453,444
QCP SNF West (REIT) LLC Tranche B, term loan 6.25% 10/31/22 (f)	6,790,000	6,938,565
		15,392,009
Real Estate Management & Development - 0.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (f)	11,169,512	11,351,017
Simply Storage Management LLC 8.2375% 9/6/21 (f)	16,974,000	16,974,000
		28,325,017

TOTAL REAL ESTATE		43,717,026

UTILITIES - 1.0%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.28% 1/31/22 (f)	7,194,780	7,194,780
Dayton Power & Light Co. Tranche B 1LN, term loan 4.03% 8/24/22(f)	4,020,000	4,055,175
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (f)	1,690,000	1,701,137
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	6,172,981	6,180,697
Lightstone Holdco LLC:
Tranche B, term loan 6.539% 1/30/24 (f)	3,195,652	3,233,617
Tranche C, term loan 6.539% 1/30/24 (f)	304,348	307,963
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	2,603,800	2,584,272
		25,257,641
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (f)	6,852,353	6,892,302
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (f)	16,089,675	16,069,563
		22,961,865

TOTAL UTILITIES		48,219,506

TOTAL BANK LOAN OBLIGATIONS
(Cost $230,884,865)		232,491,506

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	250
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		372
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.62% (i)	413,379,880	413,462,556
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)	2,651,504	2,652,034
TOTAL MONEY MARKET FUNDS
(Cost $416,054,076)		416,114,590
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $4,532,389,451)		4,871,362,835
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,120,643
NET ASSETS - 100%		$4,881,483,478

Legend

 (a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,362,278 or 0.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Non-income producing

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,073,397,253 or 22.0% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$36,362
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9578% 12/25/42	3/25/03	$28,450
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$833,188
Fidelity Securities Lending Cash Central Fund	24,460
Total	$857,648

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arbor Realty Trust, Inc.	$21,868,468	$--	$5,435,676	$859,425	$--
Arbor Realty Trust, Inc. 7.375%	11,010,570	--	--	396,964	--
Arbor Realty Trust, Inc. Series A, 8.25%	4,785,843	--	--	194,998	--
Arbor Realty Trust, Inc. Series B, 7.75%	6,000,000	--	--	232,500	--
Arbor Realty Trust, Inc. Series C, 8.50%	2,575,000	--	--	106,250	--
Great Ajax Corp.	19,621,115	186,347	--	--	18,604,300
Total	$65,860,996	$186,347	$5,435,676	$1,790,137	$18,604,300

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,346,722	$--	$--	$9,346,722
Financials	573,283,768	573,283,766	--	2
Real Estate	1,769,579,050	1,763,655,510	5,923,540	--
Utilities	3,371,038	3,371,038	--	--
Corporate Bonds	971,327,257	--	971,327,257	--
Asset-Backed Securities	117,649,880	--	117,506,933	142,947
Collateralized Mortgage Obligations	8,555,071	--	8,319,302	235,769
Commercial Mortgage Securities	769,643,581	--	759,600,405	10,043,176
Bank Loan Obligations	232,491,506	--	202,428,701	30,062,805
Preferred Securities	372	--	--	372
Money Market Funds	416,114,590	416,114,590	--	--
Total Investments in Securities:	$4,871,362,835	$2,756,424,904	$2,065,106,138	$49,831,793

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$34,415,135
Net Realized Gain (Loss) on Investment Securities	(665,430)
Net Unrealized Gain (Loss) on Investment Securities	3,793,177
Cost of Purchases	16,994,597
Proceeds of Sales	(268,120)
Amortization/Accretion	(122,305)
Transfers into Level 3	65,206
Transfers out of Level 3	(4,380,467)
Ending Balance	$49,831,793
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$3,116,848

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.1%
AAA,AA,A	1.9%
BBB	9.2%
BB	8.4%
B	10.7%
CCC,CC,C	0.6%
D	0.0%
Not Rated	12.2%
Equities	48.2%
Short-Term Investments and Net Other Assets	8.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $2,536,775) — See accompanying schedule: Unaffiliated issuers (cost $4,096,883,161)	$4,436,643,945
Fidelity Central Funds (cost $416,054,076)	416,114,590
Other affiliated issuers (cost $19,452,214)	18,604,300
Total Investments (cost $4,532,389,451)		$4,871,362,835
Cash		11,770,858
Receivable for investments sold		1,386,530
Receivable for fund shares sold		9,578,907
Dividends receivable		2,639,363
Interest receivable		19,703,683
Distributions receivable from Fidelity Central Funds		210,044
Prepaid expenses		7,842
Other receivables		19,197
Total assets		4,916,679,259
Liabilities
Payable for investments purchased	$20,149,794
Payable for fund shares redeemed	8,837,270
Accrued management fee	2,215,676
Distribution and service plan fees payable	362,970
Other affiliated payables	869,717
Other payables and accrued expenses	108,789
Collateral on Securities Loaned	2,651,565
Total liabilities		35,195,781
Net Assets		$4,881,483,478
Net Assets consist of:
Paid in capital		$4,540,741,406
Undistributed net investment income		6,285,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,517,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		338,973,627
Net Assets		$4,881,483,478
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($538,095,143 ÷ 45,552,009 shares)		$11.81
Maximum offering price per share (100/96.00 of $11.81)		$12.30
Class T:
Net Asset Value and redemption price per share ($61,754,185 ÷ 5,224,579 shares)		$11.82
Maximum offering price per share (100/96.00 of $11.82)		$12.31
Class C:
Net Asset Value and offering price per share ($284,920,951 ÷ 24,332,234 shares)(a)		$11.71
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,584,531,887 ÷ 217,692,587 shares)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($1,412,181,312 ÷ 119,318,324 shares)		$11.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017
Investment Income
Dividends (including $1,790,137 earned from other affiliated issuers)		$58,706,974
Interest		64,451,414
Income from Fidelity Central Funds		857,648
Total income		124,016,036
Expenses
Management fee	$13,297,428
Transfer agent fees	4,591,839
Distribution and service plan fees	2,188,309
Accounting and security lending fees	680,939
Custodian fees and expenses	29,643
Independent trustees' fees and expenses	10,105
Registration fees	126,192
Audit	100,168
Legal	18,958
Miscellaneous	18,384
Total expenses before reductions	21,061,965
Expense reductions	(48,393)	21,013,572
Net investment income (loss)		103,002,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,258,595
Fidelity Central Funds	(667)
Other affiliated issuers	292,019
Foreign currency transactions	6,740
Total net realized gain (loss)		2,556,687
Change in net unrealized appreciation (depreciation) on: Investment securities	(115,583,212)
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		(115,583,237)
Net gain (loss)		(113,026,550)
Net increase (decrease) in net assets resulting from operations		$(10,024,086)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,002,464	$190,082,914
Net realized gain (loss)	2,556,687	46,437,923
Change in net unrealized appreciation (depreciation)	(115,583,237)	237,828,730
Net increase (decrease) in net assets resulting from operations	(10,024,086)	474,349,567
Distributions to shareholders from net investment income	(134,679,611)	(185,109,460)
Distributions to shareholders from net realized gain	(32,383,901)	(51,815,852)
Total distributions	(167,063,512)	(236,925,312)
Share transactions - net increase (decrease)	201,093,319	302,433,412
Redemption fees	273,815	329,841
Total increase (decrease) in net assets	24,279,536	540,187,508
Net Assets
Beginning of period	4,857,203,942	4,317,016,434
End of period	$4,881,483,478	$4,857,203,942
Other Information
Undistributed net investment income end of period	$6,285,606	$37,962,753

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class A

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$11.66	$11.86	$11.67	$11.26	$10.73
Income from Investment Operations
Net investment income (loss)A	.24	.49	.52	.49	.54	.52
Net realized and unrealized gain (loss)	(.28)	.73	.02	.44	.60	.61
Total from investment operations	(.04)	1.22	.54	.93	1.14	1.13
Distributions from net investment income	(.32)	(.48)	(.52)	(.50)	(.53)	(.51)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.40)	(.63)B	(.74)C	(.74)	(.73)	(.60)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$11.81	$12.25	$11.66	$11.86	$11.67	$11.26
Total ReturnF,G,H	(.27)%	11.01%	4.65%	8.49%	10.45%	11.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%K	1.03%	1.04%	1.06%	1.08%	1.12%
Expenses net of fee waivers, if any	1.03%K	1.03%	1.03%	1.05%	1.08%	1.12%
Expenses net of all reductions	1.02%K	1.03%	1.03%	1.05%	1.07%	1.11%
Net investment income (loss)	4.08%K	4.29%	4.40%	4.28%	4.62%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$538,095	$548,649	$495,462	$442,271	$378,269	$137,352
Portfolio turnover rateL	23%K	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.483 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 D Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class T

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$11.66	$11.86	$11.67	$11.26	$10.72
Income from Investment Operations
Net investment income (loss)A	.24	.49	.51	.49	.54	.52
Net realized and unrealized gain (loss)	(.28)	.73	.02	.43	.60	.62
Total from investment operations	(.04)	1.22	.53	.92	1.14	1.14
Distributions from net investment income	(.32)	(.48)	(.52)	(.50)	(.53)	(.50)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.40)	(.62)	(.73)	(.73)B	(.73)	(.60)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.82	$12.26	$11.66	$11.86	$11.67	$11.26
Total ReturnD,E,F	(.28)%	11.06%	4.62%	8.44%	10.42%	11.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.06%I	1.07%	1.06%	1.08%	1.08%	1.11%
Expenses net of fee waivers, if any	1.06%I	1.07%	1.06%	1.08%	1.08%	1.11%
Expenses net of all reductions	1.06%I	1.06%	1.06%	1.07%	1.08%	1.11%
Net investment income (loss)	4.04%I	4.26%	4.37%	4.26%	4.61%	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$61,754	$59,788	$55,424	$48,164	$46,198	$26,143
Portfolio turnover rateJ	23%I	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class C

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.55	$11.77	$11.59	$11.20	$10.67
Income from Investment Operations
Net investment income (loss)A	.20	.40	.43	.40	.45	.44
Net realized and unrealized gain (loss)	(.28)	.73	.01	.43	.60	.62
Total from investment operations	(.08)	1.13	.44	.83	1.05	1.06
Distributions from net investment income	(.27)	(.40)	(.45)	(.42)	(.46)	(.43)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.35)	(.54)	(.66)	(.65)B	(.66)	(.53)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.71	$12.14	$11.55	$11.77	$11.59	$11.20
Total ReturnD,E,F	(.64)%	10.29%	3.82%	7.66%	9.66%	10.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.79%	1.79%	1.79%	1.81%	1.87%
Expenses net of fee waivers, if any	1.78%I	1.78%	1.78%	1.79%	1.81%	1.87%
Expenses net of all reductions	1.78%I	1.78%	1.78%	1.79%	1.81%	1.87%
Net investment income (loss)	3.32%I	3.54%	3.65%	3.54%	3.88%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$284,921	$289,430	$291,387	$246,306	$204,012	$52,780
Portfolio turnover rateJ	23%I	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.71	$11.91	$11.71	$11.29	$10.75
Income from Investment Operations
Net investment income (loss)A	.26	.52	.54	.52	.57	.54
Net realized and unrealized gain (loss)	(.28)	.73	.02	.44	.60	.62
Total from investment operations	(.02)	1.25	.56	.96	1.17	1.16
Distributions from net investment income	(.34)	(.51)	(.55)	(.53)	(.55)	(.52)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.42)	(.65)	(.76)	(.76)B	(.75)	(.62)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.87	$12.31	$11.71	$11.91	$11.71	$11.29
Total ReturnD,E	(.13)%	11.29%	4.84%	8.78%	10.71%	11.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.82%	.83%	.83%	.84%	.90%
Expenses net of fee waivers, if any	.78%H	.81%	.82%	.83%	.84%	.89%
Expenses net of all reductions	.78%H	.81%	.82%	.83%	.84%	.89%
Net investment income (loss)	4.32%H	4.51%	4.61%	4.50%	4.85%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$2,584,532	$2,719,387	$2,561,268	$2,627,382	$2,884,545	$2,252,149
Portfolio turnover rateI	23%H	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Income Fund Class I

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$11.68	$11.88	$11.69	$11.28	$10.74
Income from Investment Operations
Net investment income (loss)A	.26	.52	.55	.52	.57	.55
Net realized and unrealized gain (loss)	(.27)	.73	.02	.44	.60	.62
Total from investment operations	(.01)	1.25	.57	.96	1.17	1.17
Distributions from net investment income	(.34)	(.52)	(.55)	(.53)	(.56)	(.53)
Distributions from net realized gain	(.08)	(.14)	(.21)	(.24)	(.20)	(.10)
Total distributions	(.42)	(.66)	(.77)B	(.77)	(.76)	(.63)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.84	$12.27	$11.68	$11.88	$11.69	$11.28
Total ReturnD,E	(.02)%	11.30%	4.92%	8.76%	10.72%	11.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.77%	.78%	.80%	.84%
Expenses net of fee waivers, if any	.76%H	.77%	.77%	.78%	.80%	.84%
Expenses net of all reductions	.76%H	.76%	.77%	.78%	.80%	.84%
Net investment income (loss)	4.34%H	4.56%	4.66%	4.55%	4.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,412,181	$1,239,950	$913,475	$809,854	$610,045	$217,435
Portfolio turnover rateI	23%H	26%	19%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$142,947	Discounted cash flow	Yield	11.5% - 15.0% / 11.9%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Commercial Mortgage Securities	$10,043,176	Discounted cash flow	Yield	12.1%	Decrease
			Spread	1.8%	Decrease
Collateralized Mortgage Obligations	$235,769	Discounted cash flow	Yield	6.8% - 16.7% / 11.8%	Decrease
			Spread	7.3% - 14.2% / 12.1%	Decrease
Equities	9,346,724	Market approach	Discount rate	50.0%	Decrease
			Transaction price	$2,023.10	Increase
		Recovery value	Recovery value	0.0%	Increase
Preferred Securities	$372	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$30,062,805	Discounted cash flow	Yield	8.7% - 11.0% / 9.7%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$444,629,843
Gross unrealized depreciation	(108,127,175)
Net unrealized appreciation (depreciation) on securities	$336,502,668
Tax cost	$4,534,860,167

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $557,149,416 and $509,180,061, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$668,847	$–
Class T	-%	.25%	75,761	–
Class C	.75%	.25%	1,443,701	236,911
			$2,188,309	$236,911

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$47,600
Class T	6,855
Class C(a)	13,735
$68,190

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$505,871.19
Class T	67,214.22
Class C	281,377.19
Real Estate Income	2,591,146.20
Class I	1,146,231.17
	$4,591,839

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,861 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,925 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,802,540. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,460, including $9,467 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,274 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,646.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21,473.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$14,398,230	$20,776,428
Class T	1,632,335	2,323,930
Class C	6,525,531	9,744,417
Real Estate Income	74,042,052	111,450,147
Class I	38,081,463	40,814,538
Total	$134,679,611	$185,109,460
From net realized gain
Class A	$3,567,480	$6,008,082
Class T	398,948	680,042
Class C	1,939,550	3,527,228
Real Estate Income	17,827,432	30,805,486
Class I	8,650,491	10,795,014
Total	$32,383,901	$51,815,852

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	7,953,583	15,526,418	$94,967,039	$176,978,857
Reinvestment of distributions	1,445,025	2,217,782	17,027,910	24,934,959
Shares redeemed	(8,640,023)	(15,457,212)	(103,139,248)	(176,322,303)
Net increase (decrease)	758,585	2,286,988	$8,855,701	$25,591,513
Class T
Shares sold	766,541	1,214,951	$9,129,425	$13,936,304
Reinvestment of distributions	158,301	246,897	1,865,932	2,775,517
Shares redeemed	(578,657)	(1,335,803)	(6,862,258)	(15,332,670)
Net increase (decrease)	346,185	126,045	$4,133,099	$1,379,151
Class C
Shares sold	3,284,372	4,854,016	$38,907,533	$55,310,329
Reinvestment of distributions	640,030	1,043,618	7,485,466	11,628,023
Shares redeemed	(3,442,578)	(7,264,769)	(40,546,370)	(81,984,542)
Net increase (decrease)	481,824	(1,367,135)	$5,846,629	$(15,046,190)
Real Estate Income
Shares sold	26,656,147	54,340,979	$319,762,388	$625,193,342
Reinvestment of distributions	6,796,428	11,080,986	80,491,342	125,130,837
Shares redeemed	(36,673,627)	(63,200,104)	(437,490,545)	(728,426,852)
Net increase (decrease)	(3,221,052)	2,221,861	$(37,236,815)	$21,897,327
Class I
Shares sold	35,926,327	51,672,151	$429,848,790	$597,272,677
Reinvestment of distributions	2,882,557	3,437,483	34,001,391	38,745,091
Shares redeemed	(20,510,143)	(32,289,301)	(244,355,476)	(367,406,157)
Net increase (decrease)	18,298,741	22,820,333	$219,494,705	$268,611,611

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016, and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period ended July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended January 31, 2017 and for the year ended July 31, 2016, and the financial highlights for the six months ended January 31, 2017 and for each of the five years in the period ended July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.03%
Actual		$1,000.00	$997.30	$5.19
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class T	1.06%
Actual		$1,000.00	$997.20	$5.34
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class C	1.78%
Actual		$1,000.00	$993.60	$8.94
Hypothetical-C		$1,000.00	$1,016.23	$9.05
Real Estate Income	.78%
Actual		$1,000.00	$998.70	$3.93
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class I	.76%
Actual		$1,000.00	$999.80	$3.83
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

REIA-SANN-0317
1.907552.106

Fidelity® Series Real Estate Income Fund Fidelity® Series Real Estate Income Fund Class F Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	1.7	1.9
Acadia Realty Trust (SBI)	1.7	1.9
MFA Financial, Inc.	1.3	1.4
Ventas, Inc.	1.0	1.2
Apartment Investment & Management Co. Class A	0.9	0.7
	6.6

Top 5 Bonds as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
RWT Holdings, Inc. 5.625% 11/15/19	1.3	1.3
Senior Housing Properties Trust 4.75% 5/1/24	1.2	1.2
American Realty Capital Properties, Inc. 3.75% 12/15/20	1.1	1.2
IAS Operating Partnership LP 5% 3/15/18	1.0	0.9
RAIT Financial Trust 4% 10/1/33	0.9	0.8
	5.5

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	14.8	17.1
REITs - Health Care	6.2	6.6
REITs - Diversified	6.1	4.1
REITs - Apartments	4.5	3.9
REITs - Office Property	4.5	4.5

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Common Stocks	15.2%
Preferred Stocks	21.5%
Bonds	45.4%
Convertible Securities	7.6%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

 * Foreign investments - 1.2%

As of July 31, 2016*
Common Stocks	16.4%
Preferred Stocks	22.7%
Bonds	44.2%
Convertible Securities	8.1%
Other Investments	5.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 0.6%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.2%
	Shares	Value
FINANCIALS - 2.8%
Capital Markets - 0.1%
Ellington Financial LLC	61,200	$959,616
Mortgage Real Estate Investment Trusts - 2.7%
AG Mortgage Investment Trust, Inc.	12,800	224,256
Altisource Residential Corp. Class B	115,400	1,400,956
Anworth Mortgage Asset Corp.	191,300	981,369
Arbor Realty Trust, Inc.	180,000	1,328,400
Chimera Investment Corp.	76,300	1,345,169
CYS Investments, Inc.	20,600	155,942
Drive Shack, Inc.	70,499	291,866
Dynex Capital, Inc.	141,800	947,224
Five Oaks Investment Corp.	18,108	94,343
Great Ajax Corp.	118,726	1,544,625
Invesco Mortgage Capital, Inc.	85,800	1,250,106
MFA Financial, Inc.	1,384,700	10,925,283
New Residential Investment Corp.	105,500	1,598,325
Two Harbors Investment Corp.	145,700	1,277,789
		23,365,653

TOTAL FINANCIALS		24,325,269

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Chartwell Retirement Residence (a)	14,700	171,825
REAL ESTATE - 12.4%
Equity Real Estate Investment Trusts (REITs) - 12.3%
Acadia Realty Trust (SBI)	451,900	14,388,496
American Tower Corp.	18,100	1,873,350
Apartment Investment & Management Co. Class A	177,000	7,800,390
AvalonBay Communities, Inc.	10,100	1,750,431
Care Capital Properties, Inc.	11,800	291,578
CBL & Associates Properties, Inc.	112,700	1,222,795
Cedar Shopping Centers, Inc.	43,300	260,233
Colony NorthStar, Inc.	556,805	7,750,726
Community Healthcare Trust, Inc.	40,400	871,428
Douglas Emmett, Inc.	23,500	889,240
Equinix, Inc.	3,600	1,385,928
Equity Lifestyle Properties, Inc.	196,400	14,521,810
Extra Space Storage, Inc.	61,600	4,438,280
First Potomac Realty Trust	126,300	1,293,312
Healthcare Realty Trust, Inc.	39,000	1,178,190
Healthcare Trust of America, Inc.	12,300	357,561
Lexington Corporate Properties Trust	420,500	4,507,760
Mid-America Apartment Communities, Inc.	49,714	4,720,344
Monmouth Real Estate Investment Corp. Class A	27,300	398,580
Monogram Residential Trust, Inc.	175,700	1,786,869
National Retail Properties, Inc.	16,400	715,040
New Senior Investment Group, Inc.	103,099	1,032,021
Potlatch Corp.	34,500	1,421,400
Public Storage	7,900	1,698,500
Sabra Health Care REIT, Inc.	109,500	2,781,300
Select Income REIT	36,000	900,360
Senior Housing Properties Trust (SBI)	296,100	5,640,705
Store Capital Corp.	113,200	2,678,312
Terreno Realty Corp.	112,461	3,057,815
Ventas, Inc.	146,228	9,017,881
VEREIT, Inc.	167,100	1,425,363
WP Carey, Inc.	64,400	3,988,936
		106,044,934
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	36,594	748,347

TOTAL REAL ESTATE		106,793,281

TOTAL COMMON STOCKS
(Cost $100,788,420)		131,290,375

Preferred Stocks - 22.3%
Convertible Preferred Stocks - 0.8%
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	284,067
FelCor Lodging Trust, Inc. Series A, 1.95%	34,600	861,540
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,488,347
Wheeler REIT, Inc. 8.75%	95,000	2,364,550
		6,998,504
Nonconvertible Preferred Stocks - 21.5%
FINANCIALS - 6.6%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	734,602
Mortgage Real Estate Investment Trusts - 6.5%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,368,056
8.25%	1,300	32,500
Agnc Investment Corp.:
8.00%	120,000	3,027,600
Series B, 7.75%	29,100	734,775
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	837,761
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,801,087
Series C, 7.625%	25,139	612,135
Series D, 7.50%	83,513	2,019,344
Series E, 7.625%	118,588	2,900,662
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,559,400
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	61,725	1,578,308
Series C, 8.00%	89,058	2,226,450
Arbor Realty Trust, Inc.:
7.375%	20,000	508,000
Series A, 8.25%	41,922	1,063,980
Series B, 7.75%	40,000	1,007,200
Series C, 8.50%	15,000	384,750
Armour Residential REIT, Inc. Series B, 7.875%	25,701	595,749
Capstead Mortgage Corp. Series E, 7.50%	37,016	890,975
Chimera Investment Corp. Series A, 8.00%	36,000	920,160
CYS Investments, Inc.:
Series A, 7.75%	10,314	243,204
Series B, 7.50%	113,333	2,634,992
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,414,567
Series B, 7.625%	47,335	1,105,746
Five Oaks Investment Corp. Series A, 8.75%	48,000	1,130,880
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	737,192
Series B, 7.75%	188,998	4,611,551
MFA Financial, Inc.:
8.00%	108,747	2,756,736
Series B, 7.50%	188,749	4,541,301
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,825,054
Series C, 7.875%	117,633	2,706,735
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	600,070
		56,376,920
TOTAL FINANCIALS		57,111,522
REAL ESTATE - 14.8%
Equity Real Estate Investment Trusts (REITs) - 14.6%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	603,145
American Homes 4 Rent:
Series A, 5.00%	239,119	6,695,332
Series B, 5.00%	135,263	3,767,075
Series C, 5.50%	141,510	3,933,978
Series D, 6.50%	40,000	990,000
Series E, 6.35%	40,000	983,600
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,296,345
Series F, 7.375%	52,000	1,242,280
Series G, 7.375%	20,000	468,000
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,693,120
Series C, 7.625%	27,200	715,360
Series D, 7.125%	24,000	584,880
Brandywine Realty Trust Series E, 6.90%	21,000	534,240
CBL & Associates Properties, Inc.:
Series D, 7.375%	66,029	1,627,615
Series E, 6.625%	28,126	660,117
Cedar Shopping Centers, Inc. Series B, 7.25%	113,018	2,808,497
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,636,709
City Office REIT, Inc. Series A, 6.625%	25,000	630,000
Colony NorthStar, Inc.:
Series A, 8.75%	1,500	38,115
Series B, 8.25%	96,380	2,442,269
Series C, 8.875%	115,595	2,961,544
Series D, 8.50%	52,135	1,346,647
Series E, 8.75%	93,516	2,441,703
Series F, 8.50%	77,829	1,996,314
Series G, 7.50%	4,300	105,909
Series H, 7.125%	120,928	2,950,643
CoreSite Realty Corp. Series A, 7.25%	42,600	1,092,264
Corporate Office Properties Trust Series L, 7.375%	136,869	3,477,841
DDR Corp.:
Series J, 6.50%	70,181	1,765,052
Series K, 6.25%	25,489	640,029
Digital Realty Trust, Inc.:
Series F, 6.625%	20,000	507,400
Series G, 5.875%	28,270	695,725
Series H, 7.375%	10,000	274,100
DuPont Fabros Technology, Inc. Series C, 6.625%	16,000	422,880
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,608,873
General Growth Properties, Inc. Series A, 6.375%	34,690	877,310
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,542,144
Gladstone Land Corp. Series A, 6.375%	11,000	281,820
Government Properties Income Trust 5.875%	37,500	920,625
Hersha Hospitality Trust Series D, 6.50%	40,000	933,200
Hospitality Properties Trust Series D, 7.125%	40,200	1,009,422
Investors Real Estate Trust Series B, 7.95%	33,428	858,765
iStar Financial, Inc.:
Series D, 8.00%	15,810	386,555
Series E, 7.875%	43,106	1,037,992
Series F, 7.80%	137,664	3,365,885
Series G, 7.65%	84,000	1,992,564
Kilroy Realty Corp.:
Series G, 6.875%	20,300	512,575
Series H, 6.375%	31,704	797,356
LaSalle Hotel Properties:
Series H, 7.50%	37,192	940,958
Series I, 6.375%	47,339	1,149,864
Series J, 6.30%	40,000	948,000
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	30,000	776,700
Series C, 6.125%	23,000	573,850
National Retail Properties, Inc.:
Series D, 6.625%	46,667	1,179,742
Series E, 5.70%	46,124	1,118,968
Pebblebrook Hotel Trust:
Series C, 6.50%	71,130	1,766,158
Series D, 6.375%	50,000	1,242,000
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,412,350
Series C, 7.20%	9,000	226,350
Prologis, Inc. Series Q, 8.54%	15,800	990,957
PS Business Parks, Inc.:
Series T, 6.00%	26,000	659,620
Series U, 5.75%	102,483	2,512,883
Public Storage Series Y, 6.375%	19,826	530,544
RAIT Financial Trust:
7.125%	82,863	2,067,432
7.625%	46,080	1,119,744
Regency Centers Corp.:
Series 6, 6.625%	31,239	786,598
Series 7, 6.00%	32,000	807,040
Retail Properties America, Inc. Series A, 7.00%	83,617	2,122,199
Rexford Industrial Realty, Inc. Series A, 5.875%	25,000	581,750
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,564,380
Saul Centers, Inc. Series C, 6.875%	69,596	1,763,563
Sotherly Hotels, Inc. Series B, 8.00%	12,000	302,520
Stag Industrial, Inc.:
Series B, 6.625%	10,000	253,500
Series C, 6.875%	17,000	445,060
Summit Hotel Properties, Inc. Series D, 6.45%	40,000	974,800
Sun Communities, Inc. Series A, 7.125%	59,000	1,493,880
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	206,400
Series F, 6.45%	16,000	401,600
Taubman Centers, Inc. Series K, 6.25%	19,561	479,245
Terreno Realty Corp. Series A, 7.75%	81,048	2,042,410
UMH Properties, Inc.:
Series A, 8.25%	97,931	2,553,061
Series B, 8.00%	150,700	4,046,295
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	30,000	765,600
Series G, 6.75%	33,500	871,000
VEREIT, Inc. Series F, 6.70%	259,383	6,559,796
Welltower, Inc. 6.50%	33,400	844,018
WP Glimcher, Inc.:
Series H, 7.50%	53,575	1,355,983
Series I, 6.875%	3,183	80,880
		126,671,512
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,436,909
Landmark Infrastructure Partners LP Series B, 7.90%	13,700	342,500
		1,779,409
TOTAL REAL ESTATE		128,450,921
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	611,287

TOTAL NONCONVERTIBLE PREFERRED STOCKS		186,173,730

TOTAL PREFERRED STOCKS
(Cost $187,158,064)		193,172,234
	Principal Amount	Value

Corporate Bonds - 25.7%
Convertible Bonds - 6.8%
FINANCIALS - 4.7%
Diversified Financial Services - 1.3%
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,425,781
Mortgage Real Estate Investment Trusts - 2.4%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,247,113
Colony Financial, Inc.:
3.875% 1/15/21	3,220,000	3,213,963
5% 4/15/23	3,395,000	3,515,947
PennyMac Corp. 5.375% 5/1/20	6,734,000	6,430,970
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,200,000
Resource Capital Corp.:
6% 12/1/18	1,570,000	1,526,825
8% 1/15/20	2,150,000	2,062,925
Two Harbors Investment Corp. 6.25% 1/15/22	600,000	596,625
		20,794,368
Thrifts & Mortgage Finance - 1.0%
IAS Operating Partnership LP 5% 3/15/18 (a)	8,160,000	8,292,600
TOTAL FINANCIALS		40,512,749
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Realty Capital Properties, Inc. 3.75% 12/15/20	10,060,000	10,015,988
RAIT Financial Trust 4% 10/1/33	8,550,000	8,037,000
		18,052,988
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	650,000	658,531
TOTAL REAL ESTATE		18,711,519

TOTAL CONVERTIBLE BONDS		59,224,268

Nonconvertible Bonds - 18.9%
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.1%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	3,460,000	3,472,975
FelCor Lodging LP 6% 6/1/25	1,380,000	1,452,450
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	460,000	451,375
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	460,000	480,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,603,322
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,259,617	2,649,599
		10,110,421
Household Durables - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (a)	3,480,000	3,410,400
Beazer Homes U.S.A., Inc.:
7.25% 2/1/23 (b)	55,000	57,063
8.75% 3/15/22 (a)	1,330,000	1,446,375
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,060,000	1,075,900
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (a)	2,000,000	2,020,000
6.5% 12/15/20 (a)	2,425,000	2,497,750
CalAtlantic Group, Inc. 5.875% 11/15/24	630,000	655,200
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	859,031
5.75% 8/15/23	490,000	543,866
KB Home:
8% 3/15/20	2,395,000	2,661,444
9.1% 9/15/17	738,000	767,520
Lennar Corp.:
4.125% 12/1/18 (b)	1,220,000	1,249,744
4.5% 6/15/19	400,000	414,800
M/I Homes, Inc. 6.75% 1/15/21	735,000	769,045
Meritage Homes Corp.:
6% 6/1/25	2,085,000	2,137,125
7% 4/1/22	2,005,000	2,205,500
7.15% 4/15/20	1,940,000	2,124,300
Ryland Group, Inc.:
6.625% 5/1/20	445,000	488,388
8.4% 5/15/17	1,446,000	1,471,305
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	760,000	790,400
William Lyon Homes, Inc.:
5.875% 1/31/25 (a)	455,000	452,156
7% 8/15/22	1,245,000	1,301,025
		29,398,337
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	250,500
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (a)	590,000	598,260
TOTAL CONSUMER DISCRETIONARY		40,357,518
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	1,225,000	1,217,344
6.625% 6/15/24 (a)	915,000	953,613
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,140,000	1,117,200
		3,288,157
FINANCIALS - 1.1%
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,632,997
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	821,025
6% 8/1/20	3,810,000	3,903,345
		6,357,367
Thrifts & Mortgage Finance - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (a)	1,025,000	1,025,000
Ocwen Loan Servicing LLC 8.375% 11/15/22 (a)	2,015,000	2,045,225
		3,070,225
TOTAL FINANCIALS		9,427,592
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (a)	805,000	815,063
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,960,000	3,960,000
5.5% 2/1/21	4,450,000	4,605,750
		9,380,813
INDUSTRIALS - 0.2%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	650,000	654,063
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	787,944
TOTAL INDUSTRIALS		1,442,007
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	1,000,000	1,055,000
REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 9.0%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,024,523
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,668,569
Care Capital Properties LP 5.125% 8/15/26 (a)	1,546,000	1,494,521
CBL & Associates LP:
4.6% 10/15/24	5,401,000	5,022,979
5.25% 12/1/23	3,500,000	3,470,135
5.95% 12/15/26	1,000,000	990,362
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,629,450
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,015,000	3,082,838
CubeSmart LP 4.8% 7/15/22	1,000,000	1,073,171
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,054,136
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,090,000
HCP, Inc. 4% 6/1/25	2,000,000	2,008,482
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,028,281
4.125% 4/1/19	1,000,000	1,036,542
Healthcare Realty Trust, Inc. 3.75% 4/15/23	801,000	797,384
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	389,859
5.85% 3/15/17	2,593,000	2,606,035
Hospitality Properties Trust:
5% 8/15/22	823,000	866,288
6.7% 1/15/18	811,000	829,509
iStar Financial, Inc.:
4% 11/1/17	5,595,000	5,622,975
5% 7/1/19	4,235,000	4,295,899
5.85% 3/15/17	825,000	825,000
7.125% 2/15/18	1,010,000	1,045,350
9% 6/1/17	2,430,000	2,484,675
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,464,805
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	795,000	781,088
6.375% 2/15/22	1,685,000	1,743,975
6.375% 3/1/24	790,000	834,438
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	455,000	442,327
4.95% 4/1/24	627,000	637,964
Potlatch Corp. 7.5% 11/1/19	811,000	883,990
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	915,463
Select Income REIT:
4.15% 2/1/22	1,288,000	1,285,552
4.5% 2/1/25	3,199,000	3,083,810
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	502,963
4.75% 5/1/24	10,786,000	10,753,415
6.75% 4/15/20	576,000	621,808
6.75% 12/15/21	2,000,000	2,242,836
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,094,949
WP Carey, Inc.:
4.25% 10/1/26	905,000	890,901
4.6% 4/1/24	645,000	659,489
		78,276,736
Real Estate Management & Development - 2.4%
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,264,417
5.25% 3/15/25	625,000	645,250
Host Hotels & Resorts LP 6% 10/1/21	485,000	540,684
Howard Hughes Corp. 6.875% 10/1/21 (a)	5,295,000	5,579,606
Hunt Companies, Inc. 9.625% 3/1/21 (a)	1,540,000	1,605,450
Kennedy-Wilson, Inc. 5.875% 4/1/24	5,500,000	5,680,675
Mattamy Group Corp. 6.875% 12/15/23 (a)	1,985,000	2,044,550
Mid-America Apartments LP 3.75% 6/15/24	337,000	338,009
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (a)	635,000	619,125
5.25% 12/1/21 (a)	1,610,000	1,658,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	495,000	500,569
		20,476,635
TOTAL REAL ESTATE		98,753,371

TOTAL NONCONVERTIBLE BONDS		163,704,458

TOTAL CORPORATE BONDS
(Cost $215,985,859)		222,928,726

Asset-Backed Securities - 3.1%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.2362% 6/17/31 (a)(b)	1,302,000	1,294,515
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,740,000	1,868,406
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	1,354,586	1,381,769
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (a)	1,624,000	1,703,815
Class XS, 0% 10/17/45 (a)(b)(c)	953,721	10
Colony American Homes Series 2014-2A Class F, 4.105% 7/17/31 (a)(b)	1,090,000	1,086,510
Colony Starwood Homes Series 2016-2A Class F, 4.8862% 12/17/33 (a)(b)	1,500,000	1,501,547
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,322,260
Series 2002-2 Class M2, 9.163% 3/1/33	1,955,916	1,797,564
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	641,875	663,807
Home Partners of America Trust Series 2016-2 Class F, 5.4362% 10/17/33 (a)(b)	607,000	604,318
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.405% 12/17/30 (a)(b)	1,750,000	1,748,960
Series 2014-SFR1 Class F, 4.4862% 6/17/31 (a)(b)	756,000	755,996
Series 2014-SFR3:
Class E, 5.2362% 12/17/31 (a)(b)	842,000	843,475
Class F, 5.7362% 12/17/31 (a)(b)	426,000	427,482
Series 2015-SFR2 Class E, 3.83% 6/17/32 (a)(b)	450,000	452,541
Series 2015-SFR3 Class F, 5.4862% 8/17/32 (a)(b)	2,000,000	2,033,170
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,979,670	2,230,057
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (a)	588,000	606,626
Series 2016-SFR1 Class F, 5.7362% 9/17/33 (a)(b)	1,541,000	1,572,520
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	211,372	96,409
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.2862% 1/17/32 (a)(b)	780,000	779,996
Tricon American Homes Trust Series 2016-SFR1 Class F, 6.038% 11/17/33 (a)	456,000	452,579
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (a)	1,453,000	1,458,630
TOTAL ASSET-BACKED SECURITIES
(Cost $25,352,194)		26,682,962

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3584% 12/25/46 (a)(b)	811,000	873,764
Series 2010-K7 Class B, 5.628% 4/25/20 (a)(b)	2,605,000	2,822,378
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (a)	163	163
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,322,908)		3,696,305

Commercial Mortgage Securities - 23.0%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (a)(b)	2,000,000	2,042,053
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.349% 11/10/42 (b)	205,442	205,210
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	500,000	406,005
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (a)(b)	1,613,000	1,512,544
Class F, 4.4272% 9/10/28 (a)(b)	800,000	722,065
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.8016% 8/15/29 (a)(b)	500,000	482,818
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (a)(b)	806,000	765,293
Class F, 5.4883% 4/10/29 (a)(b)	1,890,000	1,709,556
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	609,000	479,272
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (a)(b)	561,000	557,778
Class F, 3.7859% 4/10/28 (a)(b)	1,882,000	1,775,257
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.4539% 2/15/33 (a)(b)	300,061	301,384
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (a)	1,426,749	1,458,622
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1058% 9/10/46 (a)(b)	2,496,000	2,378,552
Series 2015-SHP2 Class E, 5.118% 7/15/27 (a)(b)	567,000	566,973
Series 2016-C3 Class D, 3% 11/15/49 (a)	2,000,000	1,438,200
Series 2016-SMPL Class E, 4.509% 9/10/31 (a)	299,000	290,792
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	2,000,000	1,408,231
Series 2012-CR1:
Class C, 5.3511% 5/15/45 (b)	3,000,000	3,165,287
Class D, 5.3511% 5/15/45 (a)(b)	1,917,000	1,944,556
Class G, 2.462% 5/15/45 (a)	399,000	239,665
Series 2012-LC4:
Class C, 5.6221% 12/10/44 (b)	780,000	852,547
Class D, 5.6221% 12/10/44 (a)(b)	3,532,000	3,484,080
Series 2013-CCRE6 Class E, 4.1707% 3/10/46 (a)(b)	147,000	105,275
Series 2013-CR10 Class D, 4.7887% 8/10/46 (a)(b)	1,756,000	1,486,691
Series 2013-CR12 Class D, 5.083% 10/10/46 (a)(b)	2,900,000	2,584,855
Series 2013-CR6 Class F, 4.1707% 3/10/46 (a)(b)	1,459,000	914,070
Series 2013-CR9 Class D, 4.256% 7/10/45 (a)(b)	790,000	672,814
Series 2013-LC6 Class D, 4.2839% 1/10/46 (a)(b)	2,397,000	2,142,652
Series 2014-UBS2 Class D, 5.0148% 3/10/47 (a)(b)	537,000	464,843
Series 2016-CD1 Class D, 2.7724% 8/10/49 (a)(b)	2,104,000	1,586,878
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7937% 5/10/43 (a)(b)	2,000,000	1,997,009
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 4.8546% 8/15/45 (a)(b)	500,000	497,599
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (a)(b)	2,067,000	1,929,244
Series 2015-WEST Class F, 4.2268% 2/10/37 (a)(b)	2,496,000	2,233,595
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (a)	26,241	26,261
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.768% 4/15/29 (a)(b)	2,000,000	2,010,013
Class F, 5.518% 4/15/29 (a)(b)	3,697,000	3,683,113
Series 2016-MFF Class F, 7.9539% 11/15/33 (a)(b)	2,700,000	2,703,386
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	2,047,000	1,835,549
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6846% 11/10/46 (a)(b)	2,745,000	2,886,797
Class G, 4.652% 11/10/46 (a)	2,640,000	2,287,937
Series 2011-LC3A Class D, 5.3453% 8/10/44 (a)(b)	728,000	749,209
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (b)(c)	4,947,000	450,833
Series K012 Class X3, 2.2519% 1/25/41 (b)(c)	2,799,986	226,742
Series K013 Class X3, 2.9089% 1/25/43 (b)(c)	4,806,000	476,763
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (a)(b)	2,947,000	2,905,684
Class FFX, 3.3822% 12/15/34 (a)(b)	2,608,000	2,523,531
Class GFX, 3.3822% 12/15/34 (a)(b)	752,000	721,424
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (b)	234,840	237,538
GP Portfolio Trust Series 2014-GPP Class E, 4.5539% 2/15/27 (a)(b)	1,615,000	1,563,597
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1839% 12/10/43 (a)(b)	2,000,000	2,022,125
Series 2011-GC5 Class D, 5.3997% 8/10/44 (a)(b)	2,075,000	2,070,239
Series 2012-GC6:
Class C, 5.6544% 1/10/45 (a)(b)	2,400,000	2,596,242
Class D, 5.6544% 1/10/45 (a)(b)	1,816,000	1,786,241
Class E, 5% 1/10/45 (a)(b)	831,000	691,774
Series 2012-GCJ7:
Class C, 5.7295% 5/10/45 (b)	3,500,000	3,702,342
Class D, 5.7295% 5/10/45 (a)(b)	3,425,000	3,355,925
Class E, 5% 5/10/45 (a)	1,760,000	1,365,052
Series 2012-GCJ9 Class D, 4.8521% 11/10/45 (a)(b)	1,339,000	1,261,181
Series 2013-GC14 Class D, 4.7646% 8/10/46 (a)(b)	320,000	309,630
Series 2013-GC16:
Class D, 5.3201% 11/10/46 (a)(b)	3,250,000	3,059,785
Class F, 3.5% 11/10/46 (a)	1,428,000	877,454
Series 2014-NEW Class D, 3.79% 1/10/31 (a)	490,000	481,262
Series 2016-GS3 Class D, 2.728% 10/10/49 (a)	602,000	443,822
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	5,523,000	5,352,152
Series 2016-RENT Class F, 4.0667% 2/10/29 (a)(b)	3,110,000	2,884,457
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.9539% 7/15/29 (a)(b)	639,000	624,842
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	767,000	591,301
Series 2016-SFP Class F, 6.0801% 11/5/35 (a)	3,750,000	3,634,875
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.405% 12/17/30 (a)(b)	1,500,000	1,500,004
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	940,000	871,623
Series 2014-C26 Class D, 3.9259% 1/15/48 (a)(b)	602,000	499,700
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (a)	1,141,000	882,555
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0972% 12/15/49 (a)(b)	1,308,000	994,635
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4369% 1/12/37 (a)(b)	756,000	742,834
Series 2009-IWST Class D, 7.4453% 12/5/27 (a)(b)	2,779,000	3,063,062
Series 2010-CNTR Class D, 6.1838% 8/5/32 (a)(b)	1,216,000	1,328,400
Series 2012-CBX:
Class C, 5.2149% 6/15/45 (b)	1,240,000	1,305,536
Class E, 5.2149% 6/15/45 (a)(b)	865,000	862,884
Class G 4% 6/15/45 (a)	805,000	496,930
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.368% 6/15/29 (a)(b)	1,059,000	1,057,672
Class F, 4.768% 6/15/29 (a)(b)	1,255,000	1,229,815
Series 2005-LDP2 Class C, 4.911% 7/15/42 (b)	1,730,832	1,729,234
Series 2011-C3:
Class E, 5.6194% 2/15/46 (a)(b)	1,155,000	1,163,040
Class H, 4.409% 2/15/46 (a)(b)	1,320,000	991,363
Series 2011-C4 Class E, 5.5344% 7/15/46 (a)(b)	1,390,000	1,425,927
Series 2013-LC11:
Class D, 4.2604% 4/15/46 (b)	1,207,000	1,130,364
Class F, 3.25% 4/15/46 (a)(b)	482,000	276,849
Series 2015-UES Class F, 3.621% 9/5/32 (a)(b)	1,500,000	1,413,516
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5901% 5/12/39 (b)	860,151	859,369
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6478% 11/15/45 (a)(b)	2,000,000	1,969,086
Series 2013-C12 Class D, 4.7651% 10/15/46 (a)(b)	1,500,000	1,373,770
Series 2013-C13:
Class D, 4.8911% 11/15/46 (a)(b)	2,879,000	2,643,357
Class E, 4.8911% 11/15/46 (a)(b)	621,000	444,108
Series 2013-C7 Class E, 4.2737% 2/15/46 (a)(b)	1,490,000	1,071,771
Series 2016-C30 Class D, 2.6% 9/15/49 (a)	755,000	556,608
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	1,500,000	978,254
Series 2016-C32 Class D, 3.1% 12/15/49 (a)	1,071,000	774,814
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4367% 3/15/45 (a)(b)	2,586,000	2,548,602
Series 1997-RR Class F, 7.4985% 4/30/39 (a)(b)	80,099	79,556
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	1,409,290	1,393,983
Series 2011-C1 Class C, 5.4322% 9/15/47 (a)(b)	2,000,000	2,186,544
Series 2011-C2:
Class D, 5.4725% 6/15/44 (a)(b)	1,586,000	1,638,908
Class E, 5.4725% 6/15/44 (a)(b)	1,946,000	1,999,427
Class F, 5.4725% 6/15/44 (a)(b)	1,467,000	1,406,300
Class XB, 0.53% 6/15/44 (a)(b)(c)	51,641,000	1,068,638
Series 2011-C3:
Class C, 5.155% 7/15/49 (a)(b)	2,000,000	2,146,522
Class E, 5.155% 7/15/49 (a)(b)	168,000	168,042
Class G, 5.155% 7/15/49 (a)(b)	715,000	588,629
Series 2012-C4 Class D, 5.4367% 3/15/45 (a)(b)	1,640,000	1,680,343
Series 2015-MS1 Class D, 4.0297% 5/15/48 (a)(b)	1,283,000	1,075,785
Series 2015-UBS8 Class D, 3.25% 12/15/48 (a)	987,000	761,304
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	2,312,000	1,772,118
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (a)	5,094,000	5,096,069
Class F, 5% 2/5/30 (a)	3,630,000	3,558,531
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	3,288,000	3,204,175
Class E, 6.8087% 11/15/34 (a)	2,055,000	1,892,286
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (a)(b)	1,000,000	948,111
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,251,418	1,525,979
SCG Trust Series 2013-SRP1 Class D, 4.0476% 11/15/26 (a)(b)	2,153,000	2,073,944
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.546% 5/10/45 (a)(b)	645,000	645,642
Class E, 5% 5/10/45 (a)(b)	1,165,000	961,041
Class F, 5% 5/10/45 (a)(b)	399,000	268,159
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (a)(b)	1,460,000	1,419,769
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,029,000	794,777
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	1,521,000	1,103,260
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	906,000	635,925
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (a)	2,100,000	2,261,847
Class D, 5.64% 3/15/44 (a)(b)	1,000,000	1,032,338
Series 2011-C5:
Class C, 5.6725% 11/15/44 (a)(b)	1,250,000	1,343,576
Class E, 5.6725% 11/15/44 (a)(b)	693,000	705,344
Class F, 5.25% 11/15/44 (a)(b)	2,000,000	1,692,033
Class G, 5.25% 11/15/44 (a)(b)	1,000,000	796,092
Series 2012-C10 Class E, 4.4523% 12/15/45 (a)(b)	910,000	700,814
Series 2012-C7 Class D, 4.8349% 6/15/45 (a)(b)	620,000	599,703
Series 2012-C8 Class E, 4.897% 8/15/45 (a)(b)	524,000	501,449
Series 2013-C16 Class D, 4.9819% 9/15/46 (a)(b)	673,000	653,016
Series 2013-UBS1 Class D, 4.6271% 3/15/46 (a)(b)	859,000	812,589
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.4242% 11/15/29 (a)(b)	952,061	952,671
Class G, 3.7239% 11/15/29 (a)(b)	927,958	875,418
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (a)(b)	459,000	347,494
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $192,372,498)		198,755,176

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	2,180,006	2,198,689
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	1,516,012	1,523,274
Cooper Hotel Group 12% 11/6/17	2,285,969	2,290,541
ESH Hospitality, Inc. Tranche B, term loan 3.77% 8/30/23 (b)	802,988	805,854
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (b)	540,000	546,583
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (b)	2,002,940	2,010,451
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	233,955	234,102
		9,609,494
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	1,081,375	1,079,688

TOTAL CONSUMER DISCRETIONARY		10,689,182

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC:
term loan 4.0614% 6/22/23 (b)	1,809,524	1,819,929
Tranche B 5LN, term loan 4.2471% 12/21/22 (b)	1,114,719	1,122,388
		2,942,317
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	3,694,476	3,639,059
TPF II Power LLC Tranche B, term loan 5% 10/2/21 (b)	1,756,298	1,773,861
		5,412,920
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.2615% 11/4/21 (b)	1,994,937	2,005,849
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	50,000	50,532

TOTAL FINANCIALS		2,056,381

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (b)	1,536,433	1,451,606
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Pilot Travel Centers LLC Tranche B, term loan 3.52% 5/25/23 (b)	784,075	784,726
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	1,366,273	1,345,779

TOTAL INDUSTRIALS		2,130,505

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20(b)	1,556,746	1,568,422
QCP SNF West (REIT) LLC Tranche B, term loan 6.25% 10/31/22 (b)	1,210,000	1,236,475
		2,804,897
Real Estate Management & Development - 0.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (b)	2,194,582	2,230,244
Simply Storage Management LLC 8.2375% 9/6/21 (b)	3,026,000	3,026,000
		5,256,244

TOTAL REAL ESTATE		8,061,141

UTILITIES - 1.1%
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.28% 1/31/22 (b)	969,938	969,938
Dayton Power & Light Co. Tranche B 1LN, term loan 4.03% 8/24/22(b)	720,000	726,300
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (b)	310,000	312,043
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	1,484,710	1,486,566
Lightstone Holdco LLC:
Tranche B, term loan 6.539% 1/30/24 (b)	1,141,304	1,154,863
Tranche C, term loan 6.539% 1/30/24 (b)	108,696	109,987
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (b)	502,900	499,128
		5,258,825
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	1,302,597	1,310,191
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	2,862,825	2,859,246
		4,169,437

TOTAL UTILITIES		9,428,262

TOTAL BANK LOAN OBLIGATIONS
(Cost $41,720,016)		42,172,314
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.62% (d)
(Cost $42,541,734)	42,539,086	42,547,594
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $809,241,693)		861,245,686
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,202,547
NET ASSETS - 100%		$865,448,233

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $257,416,520 or 29.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,231
Total	$93,231

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$81,436,791	$81,436,791	$--	$--
Health Care	171,825	171,825	--	--
Real Estate	242,242,706	241,251,749	990,957	--
Utilities	611,287	611,287	--	--
Corporate Bonds	222,928,726	--	222,928,726	--
Asset-Backed Securities	26,682,962	--	26,586,553	96,409
Collateralized Mortgage Obligations	3,696,305	--	3,696,305	--
Commercial Mortgage Securities	198,755,176	--	196,351,743	2,403,433
Bank Loan Obligations	42,172,314	--	36,855,773	5,316,541
Money Market Funds	42,547,594	42,547,594	--	--
Total Investments in Securities:	$861,245,686	$366,019,246	$487,410,057	$7,816,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$8,942,174
Net Realized Gain (Loss) on Investment Securities	(3,092)
Net Unrealized Gain (Loss) on Investment Securities	(162,505)
Cost of Purchases	3,023,176
Proceeds of Sales	(41,546)
Amortization/Accretion	17,239
Transfers into Level 3	--
Transfers out of Level 3	(3,959,063)
Ending Balance	$7,816,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(129,008)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.4%
AAA,AA,A	3.4%
BBB	13.8%
BB	10.9%
B	12.4%
CCC,CC,C	1.5%
Not Rated	14.7%
Equities	37.5%
Short-Term Investments and Net Other Assets	5.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $766,699,959)	$818,698,092
Fidelity Central Funds (cost $42,541,734)	42,547,594
Total Investments (cost $809,241,693)		$861,245,686
Cash		4,140,349
Receivable for investments sold		96,382
Receivable for fund shares sold		191,205
Dividends receivable		291,866
Interest receivable		4,482,865
Distributions receivable from Fidelity Central Funds		21,901
Prepaid expenses		1,425
Other receivables		2,838
Total assets		870,474,517
Liabilities
Payable for investments purchased	$4,020,224
Payable for fund shares redeemed	476,863
Accrued management fee	393,273
Other affiliated payables	82,878
Other payables and accrued expenses	53,046
Total liabilities		5,026,284
Net Assets		$865,448,233
Net Assets consist of:
Paid in capital		$810,414,015
Undistributed net investment income		2,163,200
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		867,021
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,003,997
Net Assets		$865,448,233
Series Real Estate Income:
Net Asset Value, offering price and redemption price per share ($404,841,261 ÷ 36,863,795 shares)		$10.98
Class F:
Net Asset Value, offering price and redemption price per share ($460,606,972 ÷ 41,930,829 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$8,836,240
Interest		15,551,204
Income from Fidelity Central Funds		93,231
Total income		24,480,675
Expenses
Management fee	$2,384,293
Transfer agent fees	317,074
Accounting fees and expenses	188,598
Custodian fees and expenses	8,029
Independent trustees' fees and expenses	1,821
Audit	48,903
Legal	3,419
Miscellaneous	3,424
Total expenses before reductions	2,955,561
Expense reductions	(8,680)	2,946,881
Net investment income (loss)		21,533,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,883,464
Fidelity Central Funds	(281)
Foreign currency transactions	798
Total net realized gain (loss)		3,883,981
Change in net unrealized appreciation (depreciation) on investment securities		(19,160,148)
Net gain (loss)		(15,276,167)
Net increase (decrease) in net assets resulting from operations		$6,257,627

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,533,794	$40,732,045
Net realized gain (loss)	3,883,981	12,176,017
Change in net unrealized appreciation (depreciation)	(19,160,148)	20,087,440
Net increase (decrease) in net assets resulting from operations	6,257,627	72,995,502
Distributions to shareholders from net investment income	(26,930,883)	(41,006,599)
Distributions to shareholders from net realized gain	(13,652,895)	(8,001,126)
Total distributions	(40,583,778)	(49,007,725)
Share transactions - net increase (decrease)	20,822,869	25,779,137
Total increase (decrease) in net assets	(13,503,282)	49,766,914
Net Assets
Beginning of period	878,951,515	829,184,601
End of period	$865,448,233	$878,951,515
Other Information
Undistributed net investment income end of period	$2,163,200	$7,560,289

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$11.13	$11.47	$11.41	$11.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.52	.56	.58	.67	.47
Net realized and unrealized gain (loss)	(.20)	.42	(.01)	.31	.46	.97
Total from investment operations	.07	.94	.55	.89	1.13	1.44
Distributions from net investment income	(.34)	(.53)	(.61)	(.59)	(.66)	(.33)
Distributions from net realized gain	(.18)	(.11)	(.29)	(.24)	(.16)	(.01)
Total distributions	(.52)	(.64)	(.89)C	(.83)	(.82)	(.34)
Net asset value, end of period	$10.98	$11.43	$11.13	$11.47	$11.41	$11.10
Total ReturnD,E	.65%	8.93%	5.05%	8.33%	10.50%	14.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.77%	.77%	.79%	.80%H
Expenses net of fee waivers, if any	.76%H	.77%	.77%	.77%	.79%	.80%H
Expenses net of all reductions	.76%H	.77%	.77%	.77%	.79%	.80%H
Net investment income (loss)	4.86%H	4.81%	5.03%	5.15%	5.85%	5.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$404,841	$411,102	$401,861	$409,084	$415,192	$416,151
Portfolio turnover rateI	25%H	24%	19%	33%	25%	29%H

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.89 per share is comprised of distributions from net investment income of $.606 and distributions from net realized gain of $.288 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Real Estate Income Fund Class F

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$11.14	$11.48	$11.41	$11.11	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.54	.58	.60	.69	.48
Net realized and unrealized gain (loss)	(.20)	.41	(.01)	.32	.45	.98
Total from investment operations	.08	.95	.57	.92	1.14	1.46
Distributions from net investment income	(.35)	(.55)	(.62)	(.60)	(.68)	(.34)
Distributions from net realized gain	(.18)	(.11)	(.29)	(.24)	(.16)	(.01)
Total distributions	(.53)	(.66)	(.91)	(.85)C	(.84)	(.35)
Net asset value, end of period	$10.98	$11.43	$11.14	$11.48	$11.41	$11.11
Total ReturnD,E	.75%	8.99%	5.22%	8.60%	10.60%	14.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.61%	.61%	.61%	.61%	.62%H
Expenses net of fee waivers, if any	.60%H	.61%	.61%	.61%	.61%	.62%H
Expenses net of all reductions	.60%H	.61%	.61%	.61%	.61%	.62%H
Net investment income (loss)	5.01%H	4.97%	5.19%	5.32%	6.02%	5.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$460,607	$467,849	$427,323	$419,911	$391,490	$286,854
Portfolio turnover rateI	25%H	24%	19%	33%	25%	29%H

 A For the period October 20, 2011 (commencement of operations) to July 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.604 and distributions from net realized gain of $.242 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$61,343,748
Gross unrealized depreciation	(9,504,592)
Net unrealized appreciation (depreciation) on securities	$51,839,156
Tax cost	$809,406,530

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $104,000,755 and $117,398,066, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Real Estate Income	$317,074.16

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,239 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,427 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,738 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,056.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,886.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Series Real Estate Income	$12,302,504	$19,151,665
Class F	14,628,379	21,854,934
Total	$26,930,883	$41,006,599
From net realized gain
Series Real Estate Income	$6,354,281	$3,833,583
Class F	7,298,614	4,167,543
Total	$13,652,895	$8,001,126

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Series Real Estate Income
Shares sold	997,127	1,707,748	$11,051,650	$18,516,525
Reinvestment of distributions	1,700,391	2,135,197	18,656,785	22,985,248
Shares redeemed	(1,805,688)	(3,965,877)	(20,052,348)	(43,229,220)
Net increase (decrease)	891,830	(122,932)	$9,656,087	$(1,727,447)
Class F
Shares sold	1,601,599	4,237,248	$17,814,254	$46,086,274
Reinvestment of distributions	1,997,714	2,417,168	21,926,993	26,022,477
Shares redeemed	(2,588,546)	(4,106,119)	(28,574,465)	(44,602,167)
Net increase (decrease)	1,010,767	2,548,297	$11,166,782	$27,506,584

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Series Real Estate Income	.76%
Actual		$1,000.00	$1,006.50	$3.84
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class F	.60%
Actual		$1,000.00	$1,007.50	$3.04
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

SRE-SANN-0317
1.924313.105

Fidelity® Small Cap Growth Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
2U, Inc.	2.7	3.3
Stamps.com, Inc.	2.0	1.9
Grand Canyon Education, Inc.	2.0	0.5
Vail Resorts, Inc.	1.8	1.0
The Chemours Co. LLC	1.7	0.0
Allison Transmission Holdings, Inc.	1.6	0.7
NxStage Medical, Inc.	1.4	2.5
Take-Two Interactive Software, Inc.	1.3	0.0
BWX Technologies, Inc.	1.3	0.7
Cirrus Logic, Inc.	1.2	1.5
	17.0

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	27.7
Health Care	19.0	26.1
Industrials	16.6	15.3
Consumer Discretionary	15.6	12.3
Financials	9.1	8.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.5%

As of July 31, 2016*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 8.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017 (Unaudited)
Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.5%
Lci Industries	118,502	$13,005,595
Distributors - 0.4%
Pool Corp.	90,000	9,500,400
Diversified Consumer Services - 2.8%
Grand Canyon Education, Inc. (a)	860,075	50,727,224
Houghton Mifflin Harcourt Co. (a)	943,530	10,661,889
Service Corp. International	342,700	9,982,851
		71,371,964
Hotels, Restaurants & Leisure - 8.9%
Buffalo Wild Wings, Inc. (a)	194,462	29,363,762
Cedar Fair LP (depositary unit)	418,129	26,145,606
Churchill Downs, Inc.	100,000	14,335,000
Dave & Buster's Entertainment, Inc. (a)	362,700	19,752,642
Freshii, Inc.	654,500	6,146,390
Jack in the Box, Inc.	235,000	25,361,200
Papa John's International, Inc.	305,000	25,992,100
Shake Shack, Inc. Class A (a)	12,537	442,681
U.S. Foods Holding Corp.	970,000	26,384,000
Vail Resorts, Inc.	269,690	46,262,623
Wingstop, Inc.	166,700	4,745,949
		224,931,953
Household Durables - 2.2%
Cavco Industries, Inc. (a)	100,000	9,825,000
iRobot Corp. (a)	153,947	9,323,030
M/I Homes, Inc. (a)	430,190	10,814,977
SodaStream International Ltd. (a)(b)	209,103	9,198,441
TopBuild Corp. (a)	410,000	15,215,100
		54,376,548
Media - 0.4%
Cinemark Holdings, Inc.	235,683	10,016,528
Specialty Retail - 0.4%
Burlington Stores, Inc. (a)	70,000	5,859,000
Winmark Corp.	31,438	3,481,759
		9,340,759

TOTAL CONSUMER DISCRETIONARY		392,543,747

CONSUMER STAPLES - 3.0%
Beverages - 0.0%
REED'S, Inc. (a)	245,879	1,032,692
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	304,159	13,900,066
Food Products - 0.5%
Post Holdings, Inc. (a)	160,000	13,388,800
Household Products - 1.3%
Central Garden & Pet Co. (a)(b)(c)	500,400	16,438,140
Central Garden & Pet Co. Class A (non-vtg.) (a)(c)	500,000	15,390,000
		31,828,140
Personal Products - 0.6%
Herbalife Ltd. (a)	275,000	15,455,000

TOTAL CONSUMER STAPLES		75,604,698

ENERGY - 2.8%
Energy Equipment & Services - 1.4%
Dril-Quip, Inc. (a)	84,657	5,265,665
Frank's International NV (b)	800,000	9,472,000
Oil States International, Inc. (a)	158,600	6,264,700
Superior Drilling Products, Inc. (a)	462,622	467,248
Tesco Corp. (a)	1,152,960	9,915,456
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	2,684,488
		34,069,557
Oil, Gas & Consumable Fuels - 1.4%
Callon Petroleum Co. (a)	700,000	10,696,000
PDC Energy, Inc. (a)	166,500	12,311,010
SM Energy Co.	230,000	7,017,300
StealthGas, Inc. (a)	1,414,187	5,501,187
		35,525,497

TOTAL ENERGY		69,595,054

FINANCIALS - 9.1%
Banks - 2.2%
Banner Corp.	195,000	10,943,400
Investors Bancorp, Inc.	1,383,998	19,860,371
Lakeland Financial Corp.	154,995	6,884,878
PacWest Bancorp	335,000	18,559,000
		56,247,649
Capital Markets - 2.3%
Apollo Global Management LLC Class A	800,000	16,992,000
CBOE Holdings, Inc.	232,300	18,495,726
Legg Mason, Inc.	200,000	6,338,000
MSCI, Inc.	186,846	15,461,507
		57,287,233
Diversified Financial Services - 0.5%
Cotiviti Holdings, Inc. (b)	378,061	12,801,145
Insurance - 1.9%
Assured Guaranty Ltd.	265,000	10,311,150
Enstar Group Ltd. (a)	105,000	20,333,250
NIB Holdings Ltd.	2,500,000	8,740,560
ProAssurance Corp.	160,000	8,704,000
		48,088,960
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd. (a)	470,000	16,247,900
Meridian Bancorp, Inc. Maryland	1,096,534	20,669,666
WSFS Financial Corp.	380,000	17,214,000
		54,131,566

TOTAL FINANCIALS		228,556,553

HEALTH CARE - 19.0%
Biotechnology - 4.8%
Advanced Accelerator Applications SA sponsored ADR (a)	163,797	5,302,109
Alder Biopharmaceuticals, Inc. (a)	330,000	6,781,500
Amicus Therapeutics, Inc. (a)	849,700	4,673,350
Ascendis Pharma A/S sponsored ADR (a)(b)	415,183	8,901,524
Blueprint Medicines Corp. (a)	250,000	8,520,000
Cellectis SA sponsored ADR (a)	129,100	2,354,784
Coherus BioSciences, Inc. (a)(b)	306,750	8,558,325
Curis, Inc. (a)	1,998,200	5,734,834
DBV Technologies SA sponsored ADR (a)	154,188	5,322,570
Dyax Corp. rights 12/31/19 (a)	380,400	951,000
Exelixis, Inc. (a)	209,925	3,803,841
Five Prime Therapeutics, Inc. (a)	154,800	7,091,388
Heron Therapeutics, Inc. (a)(b)	331,399	4,308,187
Intercept Pharmaceuticals, Inc. (a)	31,600	3,468,100
La Jolla Pharmaceutical Co. (a)	152,622	2,968,498
Lion Biotechnologies, Inc. (a)(b)	581,930	4,218,993
Macrogenics, Inc. (a)	280,000	5,171,600
Otonomy, Inc. (a)	338,029	4,952,125
Proteostasis Therapeutics, Inc.	35,506	523,714
TESARO, Inc. (a)	125,000	20,355,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	8,251,100
		122,212,542
Health Care Equipment & Supplies - 5.3%
Cantel Medical Corp.	194,996	15,094,640
Cryolife, Inc. (a)	479,081	9,102,539
Globus Medical, Inc. (a)	500,000	13,180,000
ICU Medical, Inc. (a)	70,000	9,597,000
Insulet Corp. (a)	301,600	12,546,560
Integra LifeSciences Holdings Corp. (a)	651,800	27,199,614
NxStage Medical, Inc. (a)	1,291,032	34,728,761
Wright Medical Group NV (a)	472,129	11,888,208
		133,337,322
Health Care Providers & Services - 3.4%
HealthEquity, Inc. (a)	111,032	5,135,230
Molina Healthcare, Inc. (a)	214,832	12,185,271
Premier, Inc. (a)	530,000	16,885,800
Surgical Care Affiliates, Inc. (a)	420,917	23,781,811
VCA, Inc. (a)	311,700	28,240,020
		86,228,132
Health Care Technology - 1.7%
athenahealth, Inc. (a)	110,557	13,929,076
Medidata Solutions, Inc. (a)	365,500	18,106,870
Veeva Systems, Inc. Class A (a)	250,000	10,582,500
		42,618,446
Life Sciences Tools & Services - 1.3%
Cambrex Corp. (a)	320,000	16,784,000
ICON PLC (a)	120,000	10,087,200
Medpace Holdings, Inc.	184,717	6,444,776
		33,315,976
Pharmaceuticals - 2.5%
Avexis, Inc.	100,000	5,578,000
Catalent, Inc. (a)	896,600	23,993,016
Collegium Pharmaceutical, Inc. (a)(b)	220,000	3,700,400
GW Pharmaceuticals PLC ADR (a)	37,000	4,254,260
SCYNEXIS, Inc. (a)(b)	931,989	2,814,607
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	217,554
The Medicines Company (a)	200,000	7,210,000
TherapeuticsMD, Inc. (a)	1,019,345	5,922,394
Theravance Biopharma, Inc. (a)	280,300	8,397,788
		62,088,019

TOTAL HEALTH CARE		479,800,437

INDUSTRIALS - 16.6%
Aerospace & Defense - 4.0%
BWX Technologies, Inc.	781,000	32,403,690
Curtiss-Wright Corp.	180,000	17,650,800
Elbit Systems Ltd.	155,000	17,050,000
HEICO Corp. Class A	130,000	8,619,000
Mercury Systems, Inc. (a)	350,000	11,802,000
Teledyne Technologies, Inc. (a)	100,000	12,287,000
		99,812,490
Airlines - 0.3%
SkyWest, Inc.	200,000	7,080,000
Building Products - 1.2%
A.O. Smith Corp.	234,000	11,407,500
Universal Forest Products, Inc.	175,000	17,799,250
		29,206,750
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	375,000	17,081,250
Matthews International Corp. Class A	140,018	9,444,214
		26,525,464
Construction & Engineering - 2.2%
EMCOR Group, Inc.	300,000	20,907,000
Granite Construction, Inc.	285,000	15,997,050
KBR, Inc.	1,150,000	19,561,500
		56,465,550
Electrical Equipment - 0.6%
Regal Beloit Corp.	216,082	15,687,553
Machinery - 3.9%
AGCO Corp.	100,000	6,280,000
Allison Transmission Holdings, Inc.	1,126,036	39,388,739
Colfax Corp. (a)	550,000	21,450,000
John Bean Technologies Corp.	182,346	15,745,577
Mueller Industries, Inc.	174,015	7,005,844
Wabtec Corp.	85,000	7,364,400
		97,234,560
Professional Services - 1.1%
CBIZ, Inc. (a)	696,100	9,118,910
WageWorks, Inc. (a)	257,500	18,578,625
		27,697,535
Trading Companies & Distributors - 2.3%
MRC Global, Inc. (a)	650,000	13,357,500
MSC Industrial Direct Co., Inc. Class A	255,000	26,048,250
Univar, Inc. (a)	660,000	19,681,200
		59,086,950

TOTAL INDUSTRIALS		418,796,852

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.5%
InterDigital, Inc.	146,339	13,668,063
Electronic Equipment & Components - 5.2%
Cardtronics PLC	526,537	28,738,389
Cognex Corp.	250,000	16,890,000
Coherent, Inc. (a)	100,000	15,773,000
Fabrinet (a)	260,000	10,953,800
Itron, Inc. (a)	22,467	1,386,214
Jabil Circuit, Inc.	880,000	21,102,400
Littelfuse, Inc.	80,000	12,616,800
Novanta, Inc. (a)	400,000	8,940,000
Orbotech Ltd. (a)	400,000	13,956,000
		130,356,603
Internet Software & Services - 7.1%
2U, Inc. (a)(b)	2,006,744	68,309,563
Benefitfocus, Inc. (a)(b)	372,900	11,280,225
CommerceHub, Inc. Series A (a)	500,000	7,345,000
Five9, Inc. (a)	500,000	7,730,000
GoDaddy, Inc. (a)(b)	620,000	22,152,600
Instructure, Inc. (a)(b)	450,000	9,810,000
Stamps.com, Inc. (a)(b)	418,711	50,894,322
		177,521,710
IT Services - 1.3%
Black Knight Financial Services, Inc. Class A (a)(b)	275,000	10,023,750
Genpact Ltd. (a)	433,101	10,688,933
Leidos Holdings, Inc.	150,000	7,248,000
Planet Payment, Inc. (a)	1,000,000	4,220,000
		32,180,683
Semiconductors & Semiconductor Equipment - 4.2%
Cirrus Logic, Inc. (a)	521,532	31,458,810
Entegris, Inc. (a)	880,000	16,500,000
Integrated Device Technology, Inc. (a)	700,000	17,633,000
Monolithic Power Systems, Inc.	150,000	13,086,000
Nanometrics, Inc. (a)	1,003,931	25,811,066
PDF Solutions, Inc. (a)	56,013	1,260,853
		105,749,729
Software - 5.8%
Digimarc Corp. (a)(b)	54,005	1,425,732
Fair Isaac Corp.	95,000	11,713,500
HubSpot, Inc. (a)	303,115	15,549,800
Parametric Technology Corp. (a)	480,000	25,233,600
Paycom Software, Inc. (a)(b)	409,032	18,913,640
RealPage, Inc. (a)	1,012,700	30,988,620
RingCentral, Inc. (a)	410,000	9,573,500
Take-Two Interactive Software, Inc. (a)	628,200	33,702,930
		147,101,322

TOTAL INFORMATION TECHNOLOGY		606,578,110

MATERIALS - 6.3%
Chemicals - 4.3%
Codexis, Inc. (a)	683,761	3,247,865
Huntsman Corp.	60,000	1,223,400
Innospec, Inc.	292,295	20,855,248
Platform Specialty Products Corp. (a)	1,100,000	13,354,000
The Chemours Co. LLC	1,611,619	42,578,974
The Scotts Miracle-Gro Co. Class A	80,000	7,357,600
Trinseo SA	310,000	20,072,500
		108,689,587
Containers & Packaging - 1.1%
Berry Plastics Group, Inc. (a)	330,000	16,839,900
Graphic Packaging Holding Co.	870,200	10,886,202
		27,726,102
Paper & Forest Products - 0.9%
Neenah Paper, Inc.	210,000	17,251,500
TFS Corp. Ltd. (b)	3,693,636	4,397,968
		21,649,468

TOTAL MATERIALS		158,065,157

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
CoreSite Realty Corp.	230,000	19,809,900
Hudson Pacific Properties, Inc.	420,000	14,872,200
Store Capital Corp.	817,300	19,337,318
		54,019,418
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	58,557	3,144,511
TOTAL COMMON STOCKS
(Cost $2,142,260,314)		2,486,704,537

Investment Companies - 1.1%
iShares Russell 2000 Growth Index ETF (b)
(Cost $26,311,133)	170,000	26,560,800

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.62% (d)	29,033,907	29,039,714
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	178,859,966	178,895,738
TOTAL MONEY MARKET FUNDS
(Cost $207,907,762)		207,935,452
TOTAL INVESTMENT PORTFOLIO - 108.1%
(Cost $2,376,479,209)		2,721,200,789
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(203,114,810)
NET ASSETS - 100%		$2,518,085,979

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,742
Fidelity Securities Lending Cash Central Fund	586,139
Total	$678,881

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$392,543,747	$392,543,747	$--	$--
Consumer Staples	75,604,698	75,604,698	--	--
Energy	69,595,054	69,595,054	--	--
Financials	228,556,553	228,556,553	--	--
Health Care	479,800,437	478,631,883	217,554	951,000
Industrials	418,796,852	418,796,852	--	--
Information Technology	606,578,110	606,578,110	--	--
Materials	158,065,157	158,065,157	--	--
Real Estate	54,019,418	54,019,418	--	--
Utilities	3,144,511	3,144,511	--	--
Investment Companies	26,560,800	26,560,800	--	--
Money Market Funds	207,935,452	207,935,452	--	--
Total Investments in Securities:	$2,721,200,789	$2,720,032,235	$217,554	$951,000

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Bermuda	2.3%
Israel	1.7%
Cayman Islands	1.3%
United Kingdom	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,553,721) — See accompanying schedule: Unaffiliated issuers (cost $2,143,613,892)	$2,481,437,197
Fidelity Central Funds (cost $207,907,763)	207,935,452
Other affiliated issuers (cost $24,957,554)	31,828,140
Total Investments (cost $2,376,479,209)		$2,721,200,789
Receivable for investments sold		34,359,497
Receivable for fund shares sold		5,761,133
Dividends receivable		83,793
Distributions receivable from Fidelity Central Funds		115,357
Prepaid expenses		3,288
Other receivables		57,991
Total assets		2,761,581,848
Liabilities
Payable for investments purchased	$57,999,124
Payable for fund shares redeemed	4,288,850
Accrued management fee	1,635,784
Distribution and service plan fees payable	134,618
Other affiliated payables	510,493
Other payables and accrued expenses	58,841
Collateral on Securities Loaned	178,868,159
Total liabilities		243,495,869
Net Assets		$2,518,085,979
Net Assets consist of:
Paid in capital		$2,139,439,880
Accumulated net investment loss		(10,475,279)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,399,948
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		344,721,430
Net Assets		$2,518,085,979
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($203,214,634 ÷ 9,876,117 shares)		$20.58
Maximum offering price per share (100/94.25 of $20.58)		$21.84
Class T:
Net Asset Value and redemption price per share ($57,617,824 ÷ 2,876,068 shares)		$20.03
Maximum offering price per share (100/96.50 of $20.03)		$20.76
Class C:
Net Asset Value and offering price per share ($84,993,531 ÷ 4,540,809 shares)(a)		$18.72
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($1,946,299,331 ÷ 91,352,409 shares)		$21.31
Class I:
Net Asset Value, offering price and redemption price per share ($225,960,659 ÷ 10,580,421 shares)		$21.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$6,590,571
Income from Fidelity Central Funds (including $586,139 from security lending)		678,881
Total income		7,269,452
Expenses
Management fee
Basic fee	$7,688,519
Performance adjustment	1,305,967
Transfer agent fees	2,475,025
Distribution and service plan fees	751,015
Accounting and security lending fees	348,683
Custodian fees and expenses	36,246
Independent trustees' fees and expenses	4,431
Registration fees	138,756
Audit	34,067
Legal	5,265
Interest	122
Miscellaneous	7,892
Total expenses before reductions	12,795,988
Expense reductions	(63,806)	12,732,182
Net investment income (loss)		(5,462,730)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,700,077
Fidelity Central Funds	2,037
Foreign currency transactions	279
Total net realized gain (loss)		106,702,393
Change in net unrealized appreciation (depreciation) on: Investment securities	78,502,812
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		78,502,789
Net gain (loss)		185,205,182
Net increase (decrease) in net assets resulting from operations		$179,742,452

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,462,730)	$(7,394,839)
Net realized gain (loss)	106,702,393	(40,293,959)
Change in net unrealized appreciation (depreciation)	78,502,789	18,840,561
Net increase (decrease) in net assets resulting from operations	179,742,452	(28,848,237)
Distributions to shareholders from net realized gain	(17,131,568)	(71,394,910)
Share transactions - net increase (decrease)	307,177,962	469,934,632
Redemption fees	170,952	788,555
Total increase (decrease) in net assets	469,959,798	370,480,040
Net Assets
Beginning of period	2,048,126,181	1,677,646,141
End of period	$2,518,085,979	$2,048,126,181
Other Information
Accumulated net investment loss end of period	$(10,475,279)	$(5,012,549)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.17	$20.55	$17.99	$19.66	$15.87	$16.42
Income from Investment Operations
Net investment income (loss)A	(.07)	(.10)	(.13)	(.12)	(.04)	(.07)B
Net realized and unrealized gain (loss)	1.64	(.51)	4.23	1.69	4.87	(.16)
Total from investment operations	1.57	(.61)	4.10	1.57	4.83	(.23)
Distributions from net realized gain	(.16)	(.78)	(1.54)	(3.24)	(1.04)	(.32)
Total distributions	(.16)	(.78)	(1.54)	(3.24)	(1.04)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$20.58	$19.17	$20.55	$17.99	$19.66	$15.87
Total ReturnD,E,F	8.22%	(2.85)%	24.46%	8.58%	32.20%	(1.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.37%	1.21%	1.22%	1.24%	1.35%
Expenses net of fee waivers, if any	1.35%I	1.37%	1.21%	1.22%	1.24%	1.35%
Expenses net of all reductions	1.35%I	1.36%	1.20%	1.22%	1.22%	1.34%
Net investment income (loss)	(.69)%I	(.58)%	(.67)%	(.62)%	(.26)%	(.49)%B
Supplemental Data
Net assets, end of period (000 omitted)	$203,215	$176,988	$123,370	$88,822	$74,978	$59,684
Portfolio turnover rateJ	147%I	143%	156%	148%K	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.69	$20.08	$17.66	$19.38	$15.68	$16.27
Income from Investment Operations
Net investment income (loss)A	(.09)	(.15)	(.17)	(.16)	(.09)	(.11)B
Net realized and unrealized gain (loss)	1.59	(.50)	4.13	1.66	4.82	(.16)
Total from investment operations	1.50	(.65)	3.96	1.50	4.73	(.27)
Distributions from net realized gain	(.16)	(.75)	(1.54)	(3.22)	(1.03)	(.32)
Total distributions	(.16)	(.75)	(1.54)	(3.22)	(1.03)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$20.03	$18.69	$20.08	$17.66	$19.38	$15.68
Total ReturnD,E,F	8.06%	(3.14)%	24.10%	8.30%	31.87%	(1.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.63%I	1.66%	1.49%	1.50%	1.49%	1.61%
Expenses net of fee waivers, if any	1.63%I	1.66%	1.48%	1.50%	1.49%	1.61%
Expenses net of all reductions	1.63%I	1.64%	1.47%	1.49%	1.48%	1.60%
Net investment income (loss)	(.97)%I	(.87)%	(.95)%	(.90)%	(.52)%	(.74)%B
Supplemental Data
Net assets, end of period (000 omitted)	$57,618	$53,447	$52,667	$42,586	$34,686	$27,658
Portfolio turnover rateJ	147%I	143%	156%	148%K	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.52	$18.90	$16.78	$18.62	$15.16	$15.83
Income from Investment Operations
Net investment income (loss)A	(.13)	(.22)	(.25)	(.25)	(.16)	(.18)B
Net realized and unrealized gain (loss)	1.49	(.48)	3.91	1.59	4.64	(.17)
Total from investment operations	1.36	(.70)	3.66	1.34	4.48	(.35)
Distributions from net realized gain	(.16)	(.69)	(1.54)	(3.18)	(1.02)	(.32)
Total distributions	(.16)	(.69)	(1.54)	(3.18)	(1.02)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$18.72	$17.52	$18.90	$16.78	$18.62	$15.16
Total ReturnD,E,F	7.80%	(3.64)%	23.53%	7.70%	31.32%	(1.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.16%	2.00%	2.01%	1.99%	2.10%
Expenses net of fee waivers, if any	2.13%I	2.16%	2.00%	2.00%	1.99%	2.10%
Expenses net of all reductions	2.12%I	2.14%	1.99%	2.00%	1.97%	2.09%
Net investment income (loss)	(1.46)%I	(1.37)%	(1.46)%	(1.41)%	(1.01)%	(1.24)%B
Supplemental Data
Net assets, end of period (000 omitted)	$84,994	$73,731	$55,671	$42,215	$32,756	$24,683
Portfolio turnover rateJ	147%I	143%	156%	148%K	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.82	$21.20	$18.45	$20.07	$16.14	$16.65
Income from Investment Operations
Net investment income (loss)A	(.04)	(.06)	(.07)	(.06)	.01	(.03)B
Net realized and unrealized gain (loss)	1.69	(.52)	4.36	1.71	4.98	(.16)
Total from investment operations	1.65	(.58)	4.29	1.65	4.99	(.19)
Distributions from net realized gain	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Total distributions	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$21.31	$19.82	$21.20	$18.45	$20.07	$16.14
Total ReturnD,E	8.36%	(2.63)%	24.91%	8.87%	32.74%	(.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.12%	.91%	.91%	.90%	1.03%
Expenses net of fee waivers, if any	1.09%H	1.12%	.91%	.90%	.90%	1.03%
Expenses net of all reductions	1.09%H	1.11%	.90%	.90%	.88%	1.02%
Net investment income (loss)	(.43)%H	(.33)%	(.37)%	(.31)%	.08%	(.16)%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,946,299	$1,580,264	$1,345,684	$1,069,105	$1,315,659	$1,166,101
Portfolio turnover rateI	147%H	143%	156%	148%J	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.86	$21.24	$18.49	$20.10	$16.17	$16.68
Income from Investment Operations
Net investment income (loss)A	(.04)	(.05)	(.07)	(.06)	.01	(.03)B
Net realized and unrealized gain (loss)	1.70	(.53)	4.36	1.72	4.98	(.16)
Total from investment operations	1.66	(.58)	4.29	1.66	4.99	(.19)
Distributions from net realized gain	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Total distributions	(.16)	(.81)	(1.54)	(3.27)	(1.06)	(.32)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$21.36	$19.86	$21.24	$18.49	$20.10	$16.17
Total ReturnD,E	8.39%	(2.62)%	24.85%	8.89%	32.65%	(.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H	1.09%	.93%	.92%	.92%	1.06%
Expenses net of fee waivers, if any	1.07%H	1.09%	.93%	.92%	.92%	1.06%
Expenses net of all reductions	1.06%H	1.07%	.91%	.92%	.91%	1.05%
Net investment income (loss)	(.40)%H	(.30)%	(.39)%	(.32)%	.06%	(.19)%B
Supplemental Data
Net assets, end of period (000 omitted)	$225,961	$163,696	$97,897	$51,607	$51,158	$36,694
Portfolio turnover rateI	147%H	143%	156%	148%J	142%	150%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend[[s]] which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$404,522,751
Gross unrealized depreciation	(64,517,987)
Net unrealized appreciation (depreciation) on securities	$340,004,764
Tax cost	$2,381,196,025

The Fund intends to elect to defer to its next fiscal year $38,034,956 of capital losses recognized during the period November 1, 2015 to July 31, 2016.

The Fund intends to elect to defer to the next fiscal year $5,012,550 of ordinary losses recognized during the period January 1, 2016 to July 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,892,328,498 and $1,609,206,932, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$229,126	$678
Class T	.25%	.25%	136,676	–
Class C	.75%	.25%	385,213	95,333
			$751,015	$96,011

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$66,264
Class T	7,427
Class C(a)	3,506
$77,197

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$215,219.24
Class T	71,965.26
Class C	99,215.26
Small Cap Growth	1,900,893.22
Class I	187,733.20
	$2,475,025

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $80,649 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,138,000.61%		$122

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,078,060. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $14,326 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52,824 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $384.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,598.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net realized gain
Class A	$1,450,833	$5,181,395
Class T	443,203	2,020,848
Class B	–	78,117
Class C	670,950	2,268,668
Small Cap Growth	13,079,834	57,632,579
Class I	1,486,748	4,213,303
Total	$17,131,568	$71,394,910

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	2,310,341	6,059,144	$45,709,949	$108,304,433
Reinvestment of distributions	72,979	264,882	1,418,706	5,002,119
Shares redeemed	(1,739,866)	(3,093,782)	(34,206,028)	(54,332,348)
Net increase (decrease)	643,454	3,230,244	$12,922,627	$58,974,204
Class T
Shares sold	390,147	1,018,603	$7,528,808	$17,852,650
Reinvestment of distributions	23,093	107,630	437,379	1,987,314
Shares redeemed	(396,212)	(889,426)	(7,617,981)	(15,500,757)
Net increase (decrease)	17,028	236,807	$348,206	$4,339,207
Class B
Shares sold	–	7,282	$–	$117,958
Reinvestment of distributions	–	4,376	–	76,516
Shares redeemed	–	(135,767)	–	(2,219,722)
Net increase (decrease)	–	(124,109)	$–	$(2,025,248)
Class C
Shares sold	763,938	2,069,867	$13,820,960	$34,466,250
Reinvestment of distributions	36,440	125,336	645,352	2,178,654
Shares redeemed	(468,089)	(932,892)	(8,399,867)	(14,941,204)
Net increase (decrease)	332,289	1,262,311	$6,066,445	$21,703,700
Small Cap Growth
Shares sold	21,366,202	42,088,501	$438,144,006	$782,706,842
Reinvestment of distributions	624,373	2,848,706	12,562,393	55,506,569
Shares redeemed	(10,377,682)	(28,683,713)	(211,114,969)	(518,831,831)
Net increase (decrease)	11,612,893	16,253,494	$239,591,430	$319,381,580
Class I
Shares sold	3,689,525	7,438,237	$75,771,484	$136,356,812
Reinvestment of distributions	68,251	199,940	1,376,613	3,903,639
Shares redeemed	(1,418,717)	(4,006,778)	(28,898,843)	(72,699,262)
Net increase (decrease)	2,339,059	3,631,399	$48,249,254	$67,561,189

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.35%
Actual		$1,000.00	$1,082.20	$7.09
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class T	1.63%
Actual		$1,000.00	$1,080.60	$8.55
Hypothetical-C		$1,000.00	$1,016.99	$8.29
Class C	2.13%
Actual		$1,000.00	$1,078.00	$11.16
Hypothetical-C		$1,000.00	$1,014.47	$10.82
Small Cap Growth	1.09%
Actual		$1,000.00	$1,083.60	$5.72
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class I	1.07%
Actual		$1,000.00	$1,083.90	$5.62
Hypothetical-C		$1,000.00	$1,019.81	$5.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SCP-SANN-0317
1.803700.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017